As filed with the Securities and Exchange Commission on September 29, 1995



                           Registration No. 2-75276

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

                            REGISTRATION STATEMENT
                       UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No.


                       Post-Effective Amendment No. 24

                                    and/or

                            REGISTRATION STATEMENT
                   UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 25


                 CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
              (Exact name of Registrant as Specified in Charter)

                              140 Garden Street
                         Hartford, Connecticut 06154
              (Address of Principal Executive Office)(Zip Code)

      Registrant's Telephone Number, Including Area Code: (203) 987-5047

                           Ann F. Lomeli, Secretary
                 Connecticut Mutual Investment Accounts, Inc.
                              140 Garden Street
                         Hartford, Connecticut 06154
                   (Name and Address of Agent for Service)

It is  proposed that this filing will become effective

/X/     on October 1, 1995 pursuant to paragraph (b) of Rule 485.


     Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940. The Rule 24f- 2 Notice for the fiscal year ended December 31, 1994 was filed for the Registrant's following series on February 20, 1995: Connecticut Mutual Liquid Account; Connecticut Mutual Government Securities Account; Connecticut Mutual Government Securities Account; Connecticut Mutual Total Return Account; and Connecticut Mutual Growth Account.

______________________________________________________________________________

                 CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

     Connecticut Mutual Liquid Account, Connecticut Mutual Income Account, Connecticut Mutual Government Securities Account, Connecticut Mutual Total Return Account and Connecticut Mutual Growth Account


           Cross-Reference Sheet Showing Location in Prospectus and
        Statement of Additional Information of Information Required by
                        Items of the Registration Form


                                                                                              Location in Prospectus
        Form N-1A Item Number                                                                      or Statement of
             and Caption                                                                       Additional Information
        ----------------------                                                           --------------------------

1.      Cover Page                                                                           Cover Page.

2.      Synopsis                                                                             Prospectus Summary.

3.      Condensed Financial
        Information                                                                          Financial Highlights.

4.      General Description of
        Registrant                                                                           The Company; Management.

5.      Management of the Fund                                                               The Company; Management --
                                                                                             The Manager

6.      Capital Stock and Other
        Securities                                                                           The Company; Dividends,
                                                                                             Capital Gains and Taxes.

7.      Purchase of Securities
        Being Offered                                                                        Prospectus Summary -- Your
                                                                                             Shareholder Manual; Your
                                                                                             Account -- How to Buy
                                                                                             Shares, How to Exchange
                                                                                             Shares, Investor Services,
                                                                                             Transaction Details.

8.      Redemption or Repurchase                                                             Prospectus Summary -- Your
                                                                                             Shareholder Manual; Your
                                                                                             Account -- How to Sell
                                                                                             Shares, How to Exchange
                                                                                             Shares, Investor Services,
                                                                                             Transaction Details.

9.      Pending Legal Proceedings                                                            Not Applicable.

10.     Cover Page                                                                           Cover Page.

11.     Table of Contents                                                                    Cover Page.

12.     General Information and
        History                                                                              Cover Page; Management --
                                                                                             Other Information About
                                                                                             the Company.

13.     Investment Objectives and
        Policy                                                                               Investment Objectives and
                                                                                             Policies; Investment
                                                                                             Restrictions.

14.     Management of the Fund                                                               Management; Investment
                                                                                             Advisory Arrangements;
                                                                                             Account Expenses.

15.     Control Persons and Principal
        Holders of Securities                                                                Management.

16.     Investment Advisory and
        Other Services                                                                       Management; Investment
                                                                                             Advisory Arrangements;
                                                                                             Account Expenses;
                                                                                             Distribution Arrangements;
                                                                                             Distribution Financing
                                                                                             Plans; Custodian; Transfer
                                                                                             Agent Services;
                                                                                             Independent Certified
                                                                                             Public Accountants.

17.     Brokerage Allocation and
        Other Practices                                                                      Portfolio Transactions and
                                                                                             Brokerage.

18.     Capital Stock and Other
        Securities                                                                           Management.

19.     Purchase, Redemption and Pricing
        of Securities Being Offered                                                          Purchase and Redemption of
                                                                                             Shares; Determination of
                                                                                             Net Asset Value.

20.     Tax Status                                                                           Taxes.

21.     Underwriters                                                                         Distribution Arrangements.

22.     Calculation of Performance
        Data                                                                                 Investment Performance.

23.     Financial Statements                                                                 Financial Statements.

                                CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

    CMIA LifeSpan Capital Appreciation Account, CMIA LifeSpan Balanced Account, CMIA LifeSpan Diversified Income Account

         Cross-Reference Sheet Showing Location in Prospectus and
         Statement of Additional Information of Information Required by
                      Items of the Registration Form



                                                                                               Location in Prospectus
        Form N-1A Item Number                                                                      or Statement of
             and Caption                                                                       Additional Information
        ----------------------                                                           --------------------------

1.      Cover Page                                                                           Cover Page.

2.      Synopsis                                                                             Prospectus Summary.

3.      Condensed Financial
        Information                                                                          Financial Highlights.

4.      General Description of
        Registrant                                                                           The Company; Management.

5.      Management of the Fund                                                               The Company; Management --
                                                                                             The Manager and the
                                                                                             Subadvisors

6.      Capital Stock and Other
        Securities                                                                           The Company; Dividends,
                                                                                             Capital Gains and Taxes.

7.      Purchase of Securities
        Being Offered                                                                        Prospectus Summary -- Your
                                                                                             Shareholder Manual; Your
                                                                                             Account -- How to Buy
                                                                                             Shares, How to Exchange
                                                                                             Shares, Investor Services,
                                                                                             Transaction Details.

8.      Redemption or Repurchase                                                             Prospectus Summary -- Your
                                                                                             Shareholder Manual; Your
                                                                                             Account -- How to Sell
                                                                                             Shares, How to Exchange
                                                                                             Shares, Investor Services,
                                                                                             Transaction Details.

9.      Pending Legal Proceedings                                                            Not Applicable.

10.     Cover Page                                                                           Cover Page.

11.     Table of Contents                                                                    Cover Page.

12.     General Information and
        History                                                                              Cover Page; Management --
                                                                                             Other Information About
                                                                                             the Company.

13.     Investment Objectives and
        Policy                                                                               Investment Objectives and
                                                                                             Policies; Investment
                                                                                             Restrictions.

14.     Management of the Fund                                                               Management; Investment
                                                                                             Advisory Arrangements;
                                                                                             Account Expenses.

15.     Control Persons and Principal
        Holders of Securities                                                                Management.

16.     Investment Advisory and
        Other Services                                                                       Management; Investment
                                                                                             Advisory Arrangements;
                                                                                             Account Expenses;
                                                                                             Distribution Arrangements;
                                                                                             Distribution Financing
                                                                                             Plans; Custodian; Transfer
                                                                                             Agent Services;
                                                                                             Independent Certified
                                                                                             Public Accountants.

17.     Brokerage Allocation and
        Other Practices                                                                      Portfolio Transactions and
                                                                                             Brokerage.

18.     Capital Stock and Other
        Securities                                                                           Management.

19.     Purchase, Redemption and Pricing
        of Securities Being Offered                                                          Purchase and Redemption of
                                                                                             Shares; Determination of
                                                                                             Net Asset Value.

20.     Tax Status                                                                           Taxes.

21.     Underwriters                                                                         Distribution Arrangements.

22.     Calculation of Performance
        Data                                                                                 Investment Performance.

23.     Financial Statements                                                                 Financial Statements.

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
        140 GARDEN STREET - HARTFORD, CONNECTICUT 06154 - 1-800-322-CMIA
                         PROSPECTUS -- OCTOBER 1, 1995

--------------------------------------------------------------------------------

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC. (COMPANY) is a management investment company offering a broad range of investment alternatives through thirteen distinct mutual funds, including the following funds (Accounts):


CONNECTICUT MUTUAL LIQUID ACCOUNT (LIQUID ACCOUNT) is a money market fund offering a single class of shares. The Account seeks high current income consistent with preservation of capital and maintenance of liquidity by investing in money market instruments.


AN INVESTMENT IN THE LIQUID ACCOUNT IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THE LIQUID ACCOUNT SEEKS TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, BUT THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO.


                           CLASS A AND CLASS B SHARES



CONNECTICUT MUTUAL INCOME ACCOUNT (INCOME ACCOUNT) is a short-term bond fund. The Account seeks high current income consistent with prudent investment risk and preservation of capital by investing primarily in fixed income debt securities having maturities or effective maturities of five years or less.


CONNECTICUT MUTUAL GOVERNMENT SECURITIES ACCOUNT (GOVERNMENT SECURITIES ACCOUNT) is a government securities fund. The Account seeks a high level of current income with a high degree of safety of principal by investing primarily in securities issued or guaranteed as to principal and interest by the U.S. Government and its agencies and in obligations that are fully collateralized or otherwise fully backed by U.S. Government securities.

CONNECTICUT MUTUAL TOTAL RETURN ACCOUNT (TOTAL RETURN ACCOUNT) is a balanced fund. The Account seeks to maximize total investment return (achieved from both capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. Government securities and money market instruments.

CONNECTICUT MUTUAL GROWTH ACCOUNT (GROWTH ACCOUNT) is a growth fund. The Account seeks long term growth of capital by investing primarily in common stocks with low price-earnings ratios and better than anticipated earnings. Realization of current income is a secondary consideration.


Please read this prospectus before investing and keep it on file for future reference. The Prospectus contains important information, including how the Accounts invest and the services available to shareholders. A Statement of Additional Information (SAI), dated October 1, 1995, has been filed with the Securities and Exchange Commission and is incorporated herein by reference (and is legally considered a part of this prospectus). The SAI is available free upon request by calling 1-800-322-CMIA.



FOR A PROSPECTUS AND INFORMATION ABOUT OTHER MUTUAL FUNDS OFFERED BY THE COMPANY

CALL 1-800-234-5606.


--------------------------------------------------------------------------------

SHARES OF THE ACCOUNTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE ACCOUNTS INVOLVE INVESTMENT RISKS, INCLUDING FLUCTUATIONS IN VALUE AND THE POSSIBLE LOSS OF SOME OR ALL OF THE PRINCIPAL INVESTMENT.
--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION   OR  ANY  STATE   SECURITIES  COMMISSION  NOR   HAS
   THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
     PASSED  UPON  THE  ACCURACY  OR  ADEQUACY  OF  THIS  PROSPECTUS.  ANY
                 REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                  Connecticut Mutual Investment Accounts, Inc.

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

                                                                           PAGE
                                                                           ----

 Prospectus Summary......................................................     3

     Your Investment.....................................................     4

     Alternative Purchase Plan...........................................     6

     Your Shareholder Manual.............................................     7

     Summary of Investor Expenses........................................     9

 Financial Highlights....................................................    11

 Investment Objectives and Policies......................................    12

 Your Account............................................................    16

     How to Buy Shares...................................................    16

     How to Sell Shares..................................................    19

     How to Exchange Shares..............................................    20

     Investor Services...................................................    21

     Transaction Details.................................................    23

 Management..............................................................    25

     The Manager.........................................................    25

     Breakdown of Expenses...............................................    26

 Dividends, Capital Gains and Taxes......................................    28

 The Company.............................................................    30

     Performance.........................................................    31

 Risk Factors, Securities and Investment Techniques......................    32

 Appendix A: Description of Securities Ratings...........................   A-1

 Appendix B: Credit Quality Distribution.................................   B-1

                               Prospectus Page 2

                  Connecticut Mutual Investment Accounts, Inc.

                               PROSPECTUS SUMMARY

--------------------------------------------------------------------------------

                       CONNECTICUT MUTUAL LIQUID ACCOUNT
                       CONNECTICUT MUTUAL INCOME ACCOUNT
                CONNECTICUT MUTUAL GOVERNMENT SECURITIES ACCOUNT
                    CONNECTICUT MUTUAL TOTAL RETURN ACCOUNT
                       CONNECTICUT MUTUAL GROWTH ACCOUNT


THE FOLLOWING SUMMARY IS QUALIFIED IN ITS ENTIRETY BY THE MORE DETAILED INFORMATION APPEARING IN THE BODY OF THIS PROSPECTUS. CROSS-REFERENCES IN THIS SUMMARY REFER TO HEADINGS IN THE BODY OF THE PROSPECTUS.



 INVESTMENT OBJECTIVES                     Liquid Account is a money market fund and seeks high current income consistent with preservation of capital and maintenance of liquidity. Income Account is a short-term bond fund and seeks high current income consistent with prudent investment risk and preservation of capital. Government Securities Account is a government securities fund and seeks a high level of current income with a high degree of safety of principal and interest. Total Return Account is a balanced fund seeking to maximize total investment return. Growth Account is a growth fund and seeks long- term growth of capital.
 INVESTMENT MANAGER                        G.R. Phelps & Co., Inc. (G.R. Phelps), an indirect subsidiary of Connecticut Mutual
                                           Life Insurance Company (Connecticut Mutual), with over $2.7 billion in assets under management.
 DISTRIBUTOR                               Connecticut Mutual Financial Services, L.L.C. (CMFS), an indirect subsidiary of
                                           Connecticut Mutual.
 ALTERNATIVE PURCHASE PLAN:                Each Account, except the Liquid Account, offers Class A and Class B shares, each with different expense levels and a public offering price that reflects different sales charges. The Liquid Account offers a single class of shares.
 / / CLASS A SHARES                        Offered at net asset value plus any applicable sales charge (maximum is 5.00% of public offering price) and subject to Rule 12b-1 fees at the rate of up to 0.25% of the average daily net assets of the Class A shares.
 / / CLASS B SHARES                        Offered at net asset value (a maximum deferred sales charge of 5% of the lesser of the shares' net asset value or the original purchase price is imposed on certain redemptions made within six years of date of purchase) and subject to Rule 12b-1 fees at the rate of up to 1.00% of the average daily net assets of the Class B shares.
 / / LIQUID ACCOUNT SHARES                 Offered at net asset value and subject to Rule 12b-1 fees at the rate of up to 0.10%
                                           of the average daily net assets of the shares.
 SHARES AVAILABLE THROUGH                  Many brokerage firms nationwide, or directly through the Accounts' distributor, CMFS.
 EXCHANGE PRIVILEGES                       Shares of one Account (other than Liquid Account) may be exchanged for shares of the corresponding class of other Accounts in the Company without a sales charge.
                                           Exchanges of shares of Liquid Account for shares of any other Account will be subject to the sales charge applicable to such other Account.


                               Prospectus Page 3

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

 DIVIDENDS AND                             Dividends will be paid semi-annually for Growth Account and Total Return Account and
  OTHER DISTRIBUTIONS                      monthly for Government Securities Account and Income Account from available net investment income. Dividends from net investment income of Liquid Account are declared daily and paid monthly. All realized net capital gains, if any, will be distributed at least annually.
 DIVIDEND REINVESTMENT                     Distributions may be reinvested in Account shares of the same class or in a corresponding class of the other Accounts (except Liquid Account) in the Company automatically without a sales charge. See "Investor Services" for a discussion of
                                           Liquid Account dividend reinvestment privileges.
 FIRST PURCHASE                            $1000 minimum ($250 for IRAs and reduced amounts for retirement plans). Automatic
                                           Investment Plans may be established without regard to a minimum initial investment.
 SUBSEQUENT PURCHASES                      $50 minimum.
 OTHER FEATURES:

 / /CLASS A SHARES AND                     Statement of Intention; Quantity Discounts; Rights of Accumulation; Reinstatement
  LIQUID ACCOUNT SHARES                    Privilege; Systematic Withdrawal Plan; Automatic Investment Plan; Dollar Cost
                                           Averaging Program; Automatic Dividend Diversification; Check Writing (Liquid Account
                                           only).
 / / CLASS B SHARES                        Automatic Investment Plan; Dollar Cost Averaging Program; Automatic Dividend
                                           Diversification; Systematic Withdrawal Plan.


--------------------------------------------------------------------------------

YOUR INVESTMENT


THE ACCOUNTS. Each Account is a diversified series of the Company, a registered open-end management investment company. Each Account's shares are available through broker/dealers that have entered into agreements to sell shares with the Accounts' distributor, CMFS. Shares also may be acquired directly through CMFS or through exchanges of shares of the other accounts in the Company. Shares of the Liquid Account may be acquired through the exchange of either Class A or Class B shares of the other Accounts in the Company. See "Your Shareholder Manual," "How to Buy Shares" and "How to Exchange Shares." Shares may be redeemed either through broker/ dealers or National Financial Data Services (Transfer Agent). See "Your Shareholder Manual" and "How to Sell Shares."


INVESTMENT MANAGER. G.R. Phelps is the investment manager (Manager) and administrator for each of the Accounts. G.R. Phelps provides investment management and/or administrative services to all of the accounts in the Company as well as other mutual funds and institutional clients. G.R. Phelps is an indirect subsidiary of Connecticut Mutual and has been a registered investment adviser since 1976. Connecticut Mutual is the sixth oldest life insurance company in the United States, and the oldest life insurance company in Connecticut.

INVESTMENT OBJECTIVES, TECHNIQUES AND RISK FACTORS. Each Account has a different investment objective and policies and is subject to certain risks. See "Investment Objectives and Policies" and "Risk Factors, Securities and Investment Techniques."


The LIQUID ACCOUNT seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing exclusively in money market instruments. These are high quality, short-term U.S. dollar denominated securities and include U.S. Government obligations, commercial paper, certificates of deposit, bankers' acceptances, bank deposits and other corporate debt securities. The Account seeks to maintain a constant net asset value of $1 per share by investing in securities having an actual or effective maturity of 365 days or less and maintaining a dollar weighted average portfolio maturity of 90 days or less. There can be no assurance that the Account will maintain a stable net asset value per share.


                               Prospectus Page 4

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

The INCOME ACCOUNT seeks high current income consistent with prudent investment risk and preservation of capital. The Account invests primarily in corporate debt securities with remaining maturities of five years or less or mortgage debt securities with prepayment features which, in the judgment of the Manager, will result in payment of interest and principal such that the effective maturity of the securities is five years or less. The Account anticipates maintaining an average dollar weighted portfolio maturity of generally between two and three years. The Account invests at least 75% of its total assets in U.S. Government and U.S. Government-related securities, dollar-denominated foreign government and corporate securities and short-term investments, all of which are rated at least investment grade or, if unrated, judged to be of equivalent quality by the Manager. The Account may invest up to 25% of its assets in lower quality debt securities (commonly referred to as junk bonds) and preferred stocks. Consistent with these policies the Account may invest up to 5% of its assets in non-dollar-denominated securities of foreign issuers.


The GOVERNMENT SECURITIES ACCOUNT seeks a high level of current income with a high degree of safety of principal. The Account invests primarily in U.S. Government securities and U.S. Government-related securities, including collateralized mortgage obligations. The remainder of its assets may be invested in other investment grade debt obligations and private issuers. The Account may enter into mortgage dollar roll transactions to enhance its yield.



The TOTAL RETURN ACCOUNT seeks to maximize total investment return principally by allocating its assets among stocks, bonds and money market instruments. The Account's debt securities are expected to have a portfolio maturity of 6 to 12 years. The Account may invest up to 25% of its total assets in the aggregate in debt securities and preferred stocks rated below investment grade (commonly called junk bonds) and unrated securities determined by the manager to be of comparable credit quality. Consistent with these policies the Account may invest to a limited extent in securities of foreign issuers.

The GROWTH ACCOUNT seeks long term growth of capital by investing primarily in common stocks with low price earning ratios and better than anticipated earnings. Realization of current income is a secondary consideration. In selecting investments for the Growth Account, the Manager uses a quantitative investment discipline in combination with fundamental securities analysis. The Account may invest the remainder of its assets in corporate and U.S. Government debt obligations including convertible bonds rated below investment grade but not rated below B.


RISK FACTORS. There is no assurance that any Account will achieve its investment objective. Each Account's net asset value (except, generally, Liquid Account's net asset value) will change reflecting fluctuations in the market value of its portfolio positions. Any Account's portfolio of fixed income securities will generally fluctuate inversely with changes in interest rates. Investments by the Income Account, Total Return Account and Growth Account in lower rated securities involve greater risk of default and price volatility than higher rated obligations. Also, investments by the Income Account, Total Return Account and Growth Account in foreign securities involve risks not normally associated with U.S. securities relating to political and economic developments and differences in the regulations to which U.S. and foreign issuers are subject. Foreign denominated foreign securities also involve risk of adverse changes in foreign currency exchange rates. An Account's participation in currency transactions, options and futures transactions and investment in certain derivative instruments also involve special risks and transaction costs. See "Risk Factors, Securities and Investment Techniques."



EXPENSES. Each Account pays G.R. Phelps an investment advisory fee based on the average daily net assets of the Account, as described under "Management -- The Manager." As the Accounts' distributor, CMFS collects the sales charges imposed on purchases of Class A shares, and reallows all or a portion of such charges to broker/dealers that have made such sales. In addition, CMFS collects any contingent deferred sales charges (CDSC) that may be imposed on certain redemptions of Class A shares, on redemptions of Class B shares and on redemptions of shares of the Liquid Account that were acquired in an exchange from Class B shares of each other Account in the Company. CMFS also pays broker/ dealers upon their sales of Class B shares and pays broker/dealers and other financial institutions ongoing commission payments for servicing shareholder accounts. See "Your Account -- How to Buy Shares."


                               Prospectus Page 5

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.


Pursuant to separate distribution plans for the Liquid Account's shares and for each of the other Account's Class A shares and Class B shares adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (1940 Act), each Account may pay CMFS a fee at an annual rate that is a certain percentage of the average daily net assets of the Liquid Account's shares or the other Account's Class A shares or Class B shares (as appropriate) as reimbursement for its expenditures incurred in distributing and servicing the Liquid Account's shares or the other Account's Class A shares or Class B shares, respectively.

Each Account pays all expenses not required to be assumed by G.R. Phelps or other agents. From time to time, G.R. Phelps may agree not to impose all or a portion of its advisory fee and/or undertake to pay or reimburse an Account for all or a portion of its expenses not otherwise required to be borne or reimbursed by G.R. Phelps. See "Management -- Breakdown of Expenses."

--------------------------------------------------------------------------------


ALTERNATIVE_ PURCHASE_ PLAN



Each Account except the Liquid Account offers investors two classes of shares. The Liquid Account offers a single class of shares. The primary distinction between the two classes of shares lies in their sales charge structures and ongoing expenses. See "Summary of Investor Expenses." Each class bears the separate expenses of its Rule 12b-1 plan and its transfer agency fees and expenses. Each class has a separate exchange privilege. See "Your Account -- How to Exchange Shares" and "The Company." Class A and Class B shares of an Account represent interests in the same portfolio of investments of that Account and have the same rights, except as noted. Each class has exclusive voting rights with respect to its Rule 12b-1 plan. Dividends and other distributions paid by each Account with respect to its Class A and Class B shares are calculated in the same manner and at the same time. The per share dividends on Class B shares of an Account will be lower than those on Class A shares of that Account as a result of the higher Rule 12b-1 fees applicable with respect to Class B shares.


CLASS A SHARES. An investor who purchases Class A shares pays a sales charge at the time of purchase. As a result, Class A shares are not subject to any charges when they are redeemed except as described in "How To Buy Shares -- Contingent Deferred Sales Charge -- Class A Shares." Certain purchases of Class A shares qualify for reduced sales charges. See "How To Buy Shares -- Reducing or Eliminating Your Sales Charge -- Class A Shares." Class A shares currently bear a Rule 12b-1 fee at an annual rate of up to 0.25% of the Fund's average net assets attributable to Class A shares.



CLASS B SHARES. Class B shares are sold without an initial sales charge, but are subject to a CDSC of up to 5.00% if redeemed within six years. Class B shares also bear a higher Rule 12b-1 fee than Class A shares, currently at an annual rate of up to 1.00% of the Fund's average net assets attributable to Class B shares. Class B shares will automatically convert into Class A shares, based on relative net asset value, eight years after purchase. See "How To Buy Shares -- Purchasing Class B Shares."



CHOOSING AN ALTERNATIVE. Over time, the cumulative expense of the 1.00% annual Rule 12b-1 fees of the Class B shares will approximate or exceed the expense of the applicable 5.00% maximum initial sales charge plus the 0.25% Rule 12b-1 fees of the Class A shares. If you expect to maintain your investment in an Account over the long-term but do not qualify for a reduced sales charge, you might elect to purchase Class A shares. Class B investors, however, enjoy the benefit of permitting all their dollars to work from the time the investments are made. Any positive investment return on this additional invested amount would partially or wholly offset the higher annual expenses borne by Class B shares. Because the timing and amount of the Account's future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved. Class B shareholders pay a CDSC if they are redeemed during the first six years after purchase, unless a sales charge waiver applies. If you expect to redeem Class B shares during this period, you


                               Prospectus Page 6

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

should consider the cost of the applicable CDSC in addition to the annual Class B Rule 12b-1 fees.


MAXIMUM INVESTMENTS. Class B share purchases over $500,000 will be treated as purchases of Class A shares or declined.


REDUCED SALES CHARGES. Class A share purchases over $500,000 and Class A share purchases made under an Account's reduced sales charge plans may be made at a lower initial sales charge. See "How to Buy Shares" for a complete list of reduced sales charges applicable to Class A purchases.


WAIVERS OF SALES CHARGES. The entire initial sales charge on Class A shares of an Account may be waived for certain eligible purchasers and these purchasers' entire purchase price would be immediately invested in an Account. The CDSC may be waived upon redemption of certain Class B shares. If you are eligible for complete waivers of the initial sales charge you should purchase Class A shares. See "How to Buy Shares" for a complete list of initial sales charge waivers applicable to Class A purchases and CDSC waivers applicable to Class B purchases. A 1.00% CDSC is imposed on certain redemptions of Class A shares on which no initial sales charge was assessed.



The CDSC on the Class B shares and the initial sales charge on the Class A shares are both intended to compensate CMFS and selling broker/ dealers for their distribution services. Broker/ dealers may receive different levels of compensation for selling a particular class of shares of an Account.



See "Your Account" for a more complete description of the sales charges, Rule 12b-1 fees and investor services applicable to shares of the Accounts.


--------------------------------------------------------------------------------

YOUR SHAREHOLDER MANUAL


                                                              INITIAL     SUBSEQUENT
MINIMUM INVESTMENTS                                         INVESTMENT*   INVESTMENT
------------------------------------------------------------------------------------

/ /Automatic Investment Plans                                  $    0         $50

/ /IRAs and other tax qualified plans; deferred
   compensation plans                                          $  250         $50
/ /  All other purchases                                       $1,000         $50


* Minimums may be waived for certain automated payroll deduction plans.


 BUYING SHARES           TO OPEN AN ACCOUNT          TO ADD TO AN ACCOUNT
 ----------------------------------------------------------------------------
 BY MAIL            / /Complete and sign the     / /Make your check payable
                    application.                 to "CMIA." Indicate your
                     Make your check payable to     account number on your
                       "CMIA."                      check and mail to the
                     Mail to CMIA, P.O. Box         address printed on your
                       419694                       account statement.
                     Kansas City, MO 64179-0938.
                                                 / /Exchange by mail: call
                                                 1-800-322-CMIA (select
                                                    option "2") for
                                                    instructions.
 ----------------------------------------------------------------------------
 BY WIRE            / /Call 1-800-322-CMIA by    / /Call 1-800-322-CMIA by
                    12:00 noon Eastern Time on   12:00 noon Eastern Time on
                       the day of investment to     the day of investment to
                       set up your account and      arrange a wire
                       arrange a wire               transaction.
                       transaction.
                    / /Wire by 4:00 p.m. Eastern / /Wire by 4:00 p.m. Eastern
                       Time to:                     Time to:
                     State Street Bank and Trust  State Street Bank and Trust
                     Company                      Company
                     Bank Routing # 011000028     Bank Routing # 011000028
                     NFDS Account # 99042129      NFDS Account # 99042129
                     Specify Account name, class  Specify Account name, class
                     of shares and include your   of shares and include your
                     name and account number.     name and account number.


                               Prospectus Page 7

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

 BUYING SHARES           TO OPEN AN ACCOUNT          TO ADD TO AN ACCOUNT
 ----------------------------------------------------------------------------
 BY PHONE           / /Exchange from another     / /Exchange from another
 1-800-322-CMIA        account in the same class    account in the same class
 (select option        (or from the Liquid          (or from the Liquid
 "2")                  Account) with the same       Account) with the same
                       registration, including      registration, including
                       name, address and            name, address and
                       taxpayer ID number.          taxpayer ID number.
 ----------------------------------------------------------------------------
 AUTOMATICALLY      / /You may not open an       / /Establish an Automatic
                       account automatically, but   Investment Plan or Dollar
                       you may complete and sign    Cost Averaging Investment
                       an application; make your    Program. Sign up for
                       check payable to CMIA;       these services when
                       and mail to the address      opening your account by
                       indicated on the             completing Section 9 on
                       application.                 the enclosed application,
                                                    or call 1-800-322-CMIA
                                                    for information about
                                                    adding these services to
                                                    your account or complete
                                                    an Automatic Investment
                                                    Plan application.
 ----------------------------------------------------------------------------
 SELLING SHARES     ACCOUNT TYPE                 SPECIAL REQUIREMENTS
 ----------------------------------------------------------------------------
 BY MAIL            / /Individual, Joint Tenant, / /The letter of instruction
                       Sole Proprietorship, UGMA,   must be signed by all
                       UTMA                         persons required to sign
                                                    for transactions, exactly
                                                    as their names appear on
                                                    the account.
 Each redemption
 request is limited / /Retirement Account        / /The account owner should
 to $50,000 unless                                  complete a retirement
 you have provided                                  distribution form. Call
 a signature                                        1-800-322-CMIA to request
                                                    one.
 guarantee.         / /Trust                     / /The trustee must sign the
                                                    letter indicating capacity
                                                    as trustee. If the
                                                    trustee's name is not in
                                                    the account registration,
                                                    provide a copy of the
                                                    trust document certified
                                                    within the last 60 days.
                    / /Business or Organization  / /At least one person
                                                    authorized by corporate
                                                    resolution to act on the
                                                    account must sign the
                                                    letter. Include a
                                                    corporate resolution with
                                                    corporate seal or a
                                                    signature guarantee.
                    / /Executor, Administrator,  / /Call 1-800-322-CMIA for
                    Conservator, Guardian           instructions.
 ----------------------------------------------------------------------------
 BY PHONE           / /All account types except  / /Minimum request: $500,
 1-800-322-CMIA        retirement                   unless closing an account.
                                                    Limited to $50,000 per
                                                    day.
 (select option     / / All account types        / /You may exchange to the
 "2")                                               same class of other Accounts
                                                    (or to the Liquid Account
                                                    shares) if both accounts
                                                    are registered with the
                                                    same name(s), address and
                                                    taxpayer ID number.
 ----------------------------------------------------------------------------
 BY WIRE            / /All account types except  / /Minimum wire: $1,000.
                       retirement
                                                 / /Each redemption request
                                                    is limited to $50,000 unless
                                                    you have provided a
                                                    signature guarantee.
                                                 / /A voided check and your
                                                    signature, which must be
                                                    signature guaranteed,
                                                    must accompany a wire
                                                    redemption request unless
                                                    you elected Telephone
                                                    Redemption on the initial
                                                    application.
                                                 / /Your wire redemption
                                                    request must be received
                                                    before 4:00 p.m. Eastern
                                                    time for money to be
                                                    wired on the next
                                                    business day.


                               Prospectus Page 8

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

SUMMARY OF INVESTOR EXPENSES


The following table lists Shareholder Transaction Expenses and estimated Annual Operating Expenses for the current fiscal year related to an investment in shares of the Liquid Account and Class A and Class B shares of each of the other Accounts. Annual Operating Expenses are based on expenses for shares of the Liquid Account and Class A shares incurred in the fiscal year ended December 31, 1994. Annual operating expenses of Class B shares are based on estimated expenses that would have been incurred during the previous fiscal year had Class B shares been outstanding.


                                                                                   GOVERNMENT
                                                                                   SECURITIES        TOTAL RETURN     GROWTH
                                                             INCOME ACCOUNT         ACCOUNT            ACCOUNT        ACCOUNT
                                                            -----------------   ----------------   ----------------   -------
                                                   LIQUID    CLASS     CLASS     CLASS    CLASS     CLASS    CLASS     CLASS
                                                   ACCOUNT     A         B         A        B         A        B         A
                                                   ------   -------   -------   -------   ------   -------   ------   -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)............  None      4.00%     None      4.00%    None      5.00%    None      5.00%
Deferred Sales Load (as a percentage of original
  purchase price or redemption proceeds, as
  applicable)....................................  None(1)   None(2)   5.00%     None(2)  5.00%     None(2)  5.00%     None(2)
Exchange Fee(3)..................................  None      None      None      None     None      None     None      None
ANNUAL OPERATING EXPENSES OF EACH ACCOUNT
  (as a percentage of average net assets)
Management Fees..................................   .50%     .625%     .625%     .625%    .625%     .625%    .625%     .625%
12b-1 Fees (net of expense limits, if any).......   .00(4)    .00(5)   1.00       .00(5)  1.00       .25(5)  1.00       .25(5)
Other Expenses (net of expense limits, if any)...   .43       .00(6)    .00(6)   .285     .285      .335     .335      .395
                                                   ----     -----     ------    -----     -----    -----     -----    -----
TOTAL ANNUAL OPERATING EXPENSES OF EACH
  ACCOUNT........................................   .93%     .625%    1.625%      .91%    1.91%     1.21%    1.96%     1.27%
                                                   ----     -----     ------    -----     -----    -----     -----    -----
                                                   ----     -----     -----     -----     -----    -----     -----    -----


                                                   CLASS
                                                     B
                                                   ------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)............  None
Deferred Sales Load (as a percentage of original
  purchase price or redemption proceeds, as
  applicable)....................................  5.00%
Exchange Fee(3)..................................  None
ANNUAL OPERATING EXPENSES OF EACH ACCOUNT
  (as a percentage of average net assets)
Management Fees..................................  .625%
12b-1 Fees (net of expense limits, if any).......  1.00
Other Expenses (net of expense limits, if any)...  .395
                                                   -----
TOTAL ANNUAL OPERATING EXPENSES OF EACH
  ACCOUNT........................................  2.02%
                                                   -----
                                                   -----


---------


         (1)
  Shares of the Liquid Account acquired by exchange from Class A or Class B shares of any other Account which are subject to a CDSC will be subject to a CDSC if redeemed. The CDSC will be at a rate equal to the CDSC rate on the original shares when exchanged. See "How To Sell Shares."


         (2)
  Purchases of $500,000 or more are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1% if the shares are redeemed within 12 months after the calendar month of purchase. See "How to Buy Shares -- Contingent Deferred Sales Charge -- Class A Shares."


         (3)
  All exchanges in excess of 12 exchanges in a 12-month period are subject to an exchange fee of .75% of the net asset value of the shares redeemed. See "Exchange Restrictions."



         (4)
  During the fiscal year ended December 31, 1994, the Account's distributor agreed not to impose any reimbursement to which it would otherwise have been entitled pursuant to Liquid Account's Rule 12b-1 distribution plan. Absent such an agreement, the Liquid Account would have incurred distribution expenses pursuant to its Rule 12b-1 Plan of .10% of the average daily net assets of the Account and Total Annual Operating Expenses would have been 1.03% of such assets. The Liquid Account may pay, in 1995, a portion of the maximum amount payable annually under the Rule 12b-1 plan, which is .10% of the average daily net assets of the Account.


         (5)
  Each Account (other than Liquid Account) adopted a Class A Rule 12b-1 plan, effective January 1, 1995, pursuant to which each such Account may pay CMFS up to .25% annually of such Account's Class A related average net assets in reimbursement for distribution and shareholder services. CMFS has temporarily agreed not to impose any fees to which it would otherwise be entitled under the Class A Rule 12b-1 plans for Income Account and Government Securities Account for the current fiscal year. In the absence of such agreements by CMFS, the Class A Rule 12b-1 fees of each such Account would have been .25% of the average daily net assets of the Account attributable to its Class A shares and the total annual operating expenses of Class A shares of Income Account and Government Securities Account would have been .875% and 1.16%, respectively. The Rule 12b-1 fees with respect to Class A shares for Total Return Account and Growth Account have been restated to reflect the imposition of the full .25% Class A Rule 12b-1 fee for each such Account as of May 1, 1995.


         (6)
  Until December 31, 1995, CMFS has temporarily agreed to limit the other expenses (not including Rule 12b-1 fees and other class-specific expenses) related to the Income Account. In the absence of such an agreement, the estimated expenses related to Class A shares and Class B shares would be .315% and .315%, respectively, and estimated Total Annual Operating Expenses of the Account related to Class A shares and Class B shares for the current fiscal year would be .94% and 1.94%, respectively.



   EXAMPLE: Assuming that an Account's (other than the Liquid Account's) annual return is 5% and that its operating expenses are exactly as described above, if you closed your account after the number of years indicated below, for every $1,000 invested, your investment would bear the following amounts in total expenses:



                                                                            GOVERNMENT    TOTAL
                                                                  INCOME    SECURITIES   RETURN    GROWTH
                                                                  ACCOUNT    ACCOUNT     ACCOUNT   ACCOUNT
                                                                  -------   ----------   -------   -------
CLASS A SHARES
    After 1 year................................................    $ 46       $ 49        $ 62      $ 62
    After 3 years...............................................      71         73          86        88
    After 5 years...............................................      98         99         113       116
    After 10 years..............................................     174        173         189       195


                               Prospectus Page 9

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

                                                                            GOVERNMENT    TOTAL
                                                                  INCOME    SECURITIES   RETURN    GROWTH
                                                                  ACCOUNT    ACCOUNT     ACCOUNT   ACCOUNT
                                                                  -------   ----------   -------   -------
CLASS B SHARES
  ASSUMING COMPLETE REDEMPTION AT END OF PERIOD
    After 1 year................................................    $ 67       $ 69        $ 70      $ 71
    After 3 years...............................................      98        100         102       103
    After 5 years...............................................     122        123         126       129
    After 10 years..............................................     204        204         209       216
  ASSUMING NO REDEMPTION
    After 1 year................................................    $ 17       $ 69        $ 20      $ 21
    After 3 years...............................................      58        100          62        63
    After 5 years...............................................     102        123         106       109
    After 10 years..............................................     204        204         209       216



  With respect to the Liquid Account, your investment, based on the same assumptions as set forth in the paragraph above, would bear the following amounts in total expenses:



    After 1 year................................................    $  9
    After 3 years...............................................      30
    After 5 years...............................................      51
    After 10 years..............................................     114



The purpose of the above table and Example is to summarize the aggregate expenses of Class A and Class B shares of each Account and the shares of the Liquid Account and to assist investors in understanding the various costs and expenses that investors in an Account will bear directly or indirectly. See "Breakdown of Expenses." THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



Shareholders should be aware that the Accounts' payment of distribution fees may result in long-term shareholders indirectly paying more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. (NASD).


                               Prospectus Page 10

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The following information for the period ended December 31, 1994 has been derived from audited financial statements together with the auditors' report for the year ended December 31, 1994 which is included in the Statement of Additional Information and incorporated herein by reference. The information for the six months ended June 30, 1995 is unaudited. Additional information about the performance of Class A shares of each Account and the Liquid Account shares is contained in the Company's 1994 Annual Report to Shareholders which may be obtained without charge by calling or writing the Company at the telephone number or address on the cover page of this Prospectus. No financial highlights exist for Class B shares.



Selected data for a Class A share and, with respect to the Liquid Account, a Liquid Account share, of capital stock outstanding throughout the period:


                                    NET
                                   REALIZED DISTRIBUTIONS  NET  NET
                                     &       FROM        ASSET  ASSET
                                   UNREALIZED  NET       VALUE  VALUE
                         DIVIDENDS  GAIN    REALIZED      AT     AT
                  NET    FROM NET  (LOSS)      GAIN     BEGINNING  END
YEARS ENDED  INVESTMENT  INVESTMENT ON          ON         OF      OF
DECEMBER 31     INCOME   INCOME   INVESTMENTS  INVESTMENTS PERIOD PERIOD
---------------  ------  --------  ------   ------   -----  -----
LIQUID ACCOUNT
  1985           $.0729  $(.0729)  $-       $-       $1.00  $1.00
  1986            .0588   (.0588)   -        -        1.00   1.00
  1987            .0581   (.0581)   -        -        1.00   1.00
  1988            .0664   (.0664)   -        -        1.00   1.00
  1989            .0822   (.0822)   -        -        1.00   1.00
  1990            .0731   (.0731)   -        -        1.00   1.00
  1991            .0522   (.0522)   -        -        1.00   1.00
  1992            .0287   (.0287)   -        -        1.00   1.00
  1993            .0227   (.0227)   -        -        1.00   1.00
  1994            .0334   (.0334)   -        -        1.00   1.00
  6/30/95         .0256   (.0256)   -        -        1.00   1.00
  (unaudited)
GOVERNMENT SECURITIES ACCOUNT
  1985(a)         .24     (.21)      .70     -       10.00  10.73
  1986            .92     (.92)      .28     (.11)   10.73  10.90
  1987            .84     (.84)     (.52)    (.21)   10.90  10.17
  1988            .84     (.85)     (.05)    (.05)   10.17  10.06
  1989            .84     (.84)      .52     -       10.06  10.58
  1990            .84     (.84)      .10     -       10.58  10.68
  1991            .85     (.85)      .68     -       10.68  11.36
  1992            .77     (.77)     (.12)    (.05)   11.36  11.19
  1993            .70     (.70)      .36     (.64)   11.19  10.91
  1994            .69     (.69)    (1.14)    (.01)   10.91   9.76
  6/30/95         .37     (.36)      .67     -        9.76  10.44
  (unaudited)
INCOME ACCOUNT
  1985(a)         .24     (.23)      .54     -       10.00  10.55
  1986            .83     (.83)      .57     (.08)   10.55  11.04
  1987            .76     (.76)     (.56)    (.51)   11.04   9.97
  1988            .84     (.85)     (.19)    -        9.97   9.77
  1989            .88     (.88)      .02     -        9.77   9.79
  1990            .94     (.94)     (.35)    -        9.79   9.44
  1991            .81     (.81)      .47     -        9.44   9.91
  1992            .79     (.79)     (.16)    -        9.91   9.75
  1993            .65     (.65)      .11     -        9.75   9.86
  1994            .68     (.68)     (.72)    -        9.86   9.14
  6/30/95         .33     (.33)      .30     -        9.14   9.44
  (unaudited)
TOTAL RETURN ACCOUNT
  1985(a)         .13     (.12)      .90     -       10.00  10.91
  1986            .31     (.30)      .99     (.04)   10.91  11.87
  1987            .38     (.38)      .13    (1.09)   11.87  10.91
  1988            .53     (.53)      .60     -       10.91  11.51
  1989            .76     (.76)     1.81     (.63)   11.51  12.69
  1990            .66     (.66)     (.68)    (.07)   12.69  11.94
  1991            .54     (.54)     2.79     (.71)   11.94  14.02
  1992            .50     (.50)      .86    (1.07)   14.02  13.81
  1993            .48     (.48)     1.70     (.97)   13.81  14.54
  1994            .55     (.55)     (.86)    (.24)   14.54  13.44
  6/30/95         .31     (.30)     1.44     -       13.44  14.89
  (unaudited)

                            RATIO OF
                 RATIO OF     NET                    NET
                 OPERATING  INVESTMENT              ASSETS
                 EXPENSES    INCOME                 AT END
                    TO         TO                     OF
                 AVERAGE    AVERAGE                 PERIOD   ANNUAL
YEARS ENDED        NET        NET      PORTFOLIO     (IN     TOTAL
DECEMBER 31       ASSETS     ASSETS    TURNOVER    THOUSANDS) RETURN(C)
---------------  --------   --------   ---------   --------  -----
LIQUID ACCOUNT
  1985            1.00%      7.30%     n/a         $65,098    7.50%
  1986            1.00       5.88      n/a          74,111    6.03
  1987            1.00       5.81      n/a          68,908    5.97
  1988            1.04       6.64      n/a          73,921    6.82
  1989            1.06       8.22      n/a          87,264    8.53
  1990            1.06       7.31      n/a          84,387    7.53
  1991            1.01       5.22      n/a          69,932    5.31
  1992            1.02       2.87      n/a          67,549    2.89
  1993             .95       2.27      n/a          76,620    2.30
  1994             .93       3.34      n/a          63,946    3.40
  6/30/95          .94(b)    5.16(b)   n/a          63,864    2.58
  (unaudited)
GOVERNMENT SECU
  1985(a)         1.50(b)    8.00(b)   468.56%(b)   12,890    9.40
  1986            1.27       8.92      111.68       22,947   11.66
  1987            1.24       8.12      207.67       24,703    3.33
  1988            1.16       8.27      175.50       35,910    7.99
  1989            1.19       8.14       68.14       41,561   14.10
  1990            1.16       8.07       44.19       47,524    9.44
  1991            1.07       7.83       27.50       55,332   15.03
  1992            1.01       6.92      131.79       67,612    6.07
  1993             .93       6.03      224.02       77,596    9.56
  1994             .91       6.71      156.90       60,162   (4.18)
  6/30/95          .94(b)    7.17(b)    55.89(b)    51,528   10.83
  (unaudited)
INCOME ACCOUNT
  1985(a)         1.50(b)    8.20(b)   242.68(b)    11,048    7.80
  1986            1.29       7.69      164.13       14,620   13.54
  1987            1.27       7.32      231.39       15,367    2.03
  1988            1.24       8.43      150.04       16,789    6.70
  1989            1.27       8.93       52.95       18,705    9.56
  1990            1.24       9.78       90.20       19,809    6.33
  1991            1.12       8.44       50.44       22,839   14.22
  1992             .63       8.09      109.47       38,675    6.60
  1993             .63       6.56      145.94       48,636    7.97
  1994             .63       7.16       62.88       46,547   (0.42)
  6/30/95          .63(b)    7.13       37.88(b)    46,109    6.97
  (unaudited)
TOTAL RETURN AC
  1985(a)         1.50(b)    4.46(b)    49.82(b)    12,083   10.34
  1986            1.26       3.22      143.32       35,382   11.88
  1987            1.08       3.15      197.79       44,770    3.92
  1988            1.11       4.61      223.62       54,253   10.40
  1989            1.20       5.90      149.22       65,071   22.61
  1990            1.24       5.31      115.45       66,382   (0.21)
  1991            1.20       4.02      122.40       86,455   28.21
  1992            1.11       3.61      177.85      109,701    9.90
  1993            1.02       3.40      155.16      171,205   15.89
  1994             .96       3.80      115.01      177,904   (2.11)
  6/30/95         1.20(b)    4.39(b)    53.78(b)   202,718   13.04
  (unaudited)


                               Prospectus Page 11

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

                                    NET
                                   REALIZED DISTRIBUTIONS  NET  NET
                                     &       FROM    ASSET  ASSET
                                   UNREALIZED  NET   VALUE  VALUE
                         DIVIDENDS  GAIN    REALIZED  AT     AT
                  NET    FROM NET  (LOSS)    GAIN    BEGINNING  END
YEARS ENDED      INVESTMENT INVESTMENT   ON   ON      OF     OF
DECEMBER 31      INCOME   INCOME   INVESTMENTS INVESTMENTS PERIOD PERIOD
---------------  ------  --------  ------   ------   -----  -----
GROWTH ACCOUNT
  1985(a)         .11     (.11)      .94     -       10.00  10.94
  1986            .24     (.24)     1.11     (.08)   10.94  11.97
  1987            .22     (.22)     (.12)   (2.05)   11.97   9.80
  1988            .20     (.20)     1.20     -        9.80  11.00
  1989            .51     (.51)     3.30    (1.25)   11.00  13.05
  1990            .34     (.34)    (1.36)    (.07)   13.05  11.62
  1991            .25     (.25)     4.00    (1.22)   11.62  14.40
  1992            .26     (.26)     1.44    (1.64)   14.40  14.20
  1993            .30     (.30)     2.64    (1.70)   14.20  15.14
  1994            .22     (.22)     (.32)    (.62)   15.14  14.20
  6/30/95         .14     (.13)     2.42     -       14.20  16.63
  (unaudited)

                            RATIO OF
                 RATIO OF     NET                    NET
                 OPERATING  INVESTMENT              ASSETS
                 EXPENSES    INCOME                 AT END
                    TO         TO                     OF
                 AVERAGE    AVERAGE                 PERIOD   ANNUAL
YEARS ENDED        NET        NET      PORTFOLIO     (IN     TOTAL
DECEMBER 31       ASSETS     ASSETS    TURNOVER    THOUSANDS) RETURN(C)
---------------  --------   --------   ---------   --------  -----
GROWTH ACCOUNT
  1985(a)         1.50(b)    3.81(b)    57.58(b)    11,514   10.50
  1986            1.31       2.21      163.15       19,469   12.25
  1987            1.17       1.71      214.32       19,638   (0.29)
  1988            1.23       1.95      246.14       26,285   14.32
  1989            1.18       3.90      169.75       37,323   34.86
  1990            1.19       2.73      143.95       35,202   (7.98)
  1991            1.19       1.74      148.30       40,716   36.91
  1992            1.12       1.74      141.69       45,600   11.99
  1993            1.05       1.95       99.67       64,495   20.91
  1994            1.02       1.50       98.46       78,390   (0.65)
  6/30/95         1.26(b)    1.88(b)    75.85(b)    97,691   18.03
  (unaudited)


(a) For the period from September 16, 1985 (inception) to December 31, 1985.

(b) Annualized.

(c) Annual total returns do not include the effect of sales charges.

--------------------------------------------------------------------------------

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

The Company offers a broad range of investment alternatives through a variety of mutual funds, five of which are offered by means of this Prospectus (Accounts). Each Account has its own investment objective and policies which are designed to meet specific investment goals and can be changed without shareholder approval. There can be no guarantee, however, that the Accounts will meet their investment goals.

The Accounts are presented here in order of ascending risk. Generally, investors seeking higher returns must assume greater risk determined according to volatility of net asset value. Each Account invests in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing.

The Manager of each Account is G.R. Phelps & Co. (G.R. Phelps), an indirect subsidiary of Connecticut Mutual Life Insurance Company (Connecticut Mutual).

LIQUID ACCOUNT -- A MONEY MARKET FUND

The Liquid Account seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing in money market instruments. Money market instruments are high quality, short-term securities that present minimal credit risk. They consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, commercial paper of U.S. and non-U.S. issuers and certificates of deposit, banker's acceptances, bank deposits of U.S. and non-U.S. banks (including Eurodollar and Yankee dollar deposits) and short-term corporate debt securities. These instruments are denominated in U.S. dollars and may carry fixed or variable interest rates. These instruments are described further under the caption "Risk Factors, Securities and Investment Techniques."


The Account seeks to maintain a constant net asset value of $1.00 per share by investing in securities having an actual or effective maturity of 365 days or less and maintaining a dollar-weighted average portfolio maturity of 90 days or less. There can be no assurance, however, that the Account will be able to maintain a stable price per share of $1.00.

The Account may purchase only money market instruments that are within the two highest rating categories of the major rating agencies (E.G., Moody's Investors Service, Inc. (Moody's) or Standard and Poor's Ratings Group (S&P)). The Account will not invest more than 5% of its total assets in securities that, although of high quality, have not been rated in the highest short-term rating category or, if unrated, have not been judged by the Manager to be of equivalent quality.

                               Prospectus Page 12

                  Connecticut Mutual Investment Accounts, Inc.


Within this 5% limitation, the Account will not invest more than 1% of its total assets, or $1 million, whichever is greater, in securities (other than U.S. Government securities) of any single issuer.


The Account intends to hold its investments until maturity, but may sell them prior to maturity for a number of reasons, including: to shorten or lengthen the average maturity of the Account's portfolio; to increase yield; to maintain the quality of the portfolio; or to maintain a stable share value.

Securities in which the Liquid Account invests will generally not yield as high a level of current income as lower quality and longer term securities. Such lower quality and longer term securities, however, may have less liquidity and greater credit and interest rate risk. AN INVESTMENT IN THE LIQUID ACCOUNT IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

INCOME ACCOUNT -- A SHORT-TERM BOND FUND
The Income Account seeks high current income consistent with prudent investment risk and preservation of capital. The Account seeks to achieve its objective by investing primarily in corporate debt securities with remaining maturities of five years or less or mortgage debt securities with prepayment features which in the judgment of the Manager will result in the payment of interest and principal such that the effective maturity is five years or less. The Account anticipates maintaining an average dollar-weighted portfolio maturity of generally between two and three years. By restricting the maturities of the Account's investments, the potential for dramatic changes in the value of the Account's investments should be reduced, and the value of the Account's shares should remain more stable than that of a longer-term bond fund. Investors should be mindful, however, that the value of the Account's shares fluctuates based on changes in interest rates and in the credit quality of the issuers represented in its portfolio.


The Account invests at least 75% of its total assets in: U.S. Government and U.S. Government-related securities (as defined below in "Government Securities Account"), dollar-denominated foreign government and corporate securities and short-term investments. These investments must be rated at least investment grade by a major rating agency at the time of purchase, or, if unrated, be judged by the Manager to be of comparable credit quality, except that the Account's investments in short-term investments must be rated, or judged to be the equivalent of, "Prime." Some of these investments in the lowest investment grade category may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities. The Income Account will not dispose of a debt security merely because of a downward change in the credit rating of that security assigned by a major credit agency.


The Account may invest the remainder of its total assets (up to 25% under normal circumstances) in debt securities and preferred stocks rated below investment grade and unrated debt securities determined by the Manager to be of comparable credit quality. The lower rated securities (commonly called junk bonds) in which the Account may invest may include obligations that are in default. Unrated debt securities will not exceed 10% of the Account's total assets. Debt securities having low credit quality involve greater price volatility and risk of loss of principal and income than higher quality securities. To the extent the Account invests in lower quality debt securities, its net asset value may be subject to greater fluctuation. For a description of these and other risks associated with lower quality debt securities, see "Risk Factors, Securities and Investment Techniques -- Debt Securities." Refer to Appendix A for a description of certain rating categories. In addition, Appendix B provides a summary of ratings assigned to debt holdings (not including money market instruments) of the Account. These percentages are historical and do not necessarily indicate the current or future debt holdings of the Account.


The Account may invest up to 20% of its total assets in mortgage dollar rolls. The Account may also invest up to 5% of its total assets in inverse floating rate instruments. See "Risk Factors, Securities and Investment Techniques -- Inverse Floating Rate Instruments and -- Mortgage Dollar Rolls." Consistent with the foregoing policies, the Account may invest up to 5% of its total assets in non-dollar denominated securities of foreign issuers, including issuers in developing countries. These investments are subject to special risks. See "Risk Factors, Securities and Investment Techniques -- Foreign Securities."


                               Prospectus Page 13

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

GOVERNMENT SECURITIES ACCOUNT -- A GOVERNMENT
SECURITIES FUND
The Government Securities Account seeks a high level of current income with a high degree of safety of principal by investing primarily (at least 65% of its total assets under normal market conditions) in U.S. Government securities and U.S. Government-related securities.

U.S. Government securities are high quality instruments issued, or guaranteed as to principal and interest, by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. These may include bills, notes and bonds of the U.S. Treasury, mortgage participation certificates guaranteed by the Government National Mortgage Association (GNMA Certificates), or obligations of the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association. U.S. Government-related securities are obligations that are fully collateralized or otherwise secured by U.S. Government securities. U.S. Government securities and U.S. Government-related securities may include pools of consumer loans or mortgages, such as collateralized mortgage obligations
(CMOs). The Account's investments in privately issued CMOs will be limited to those rated within the two highest rating categories by a nationally recognized rating agency. CMOs are derivative securities; for a discussion of derivative securities, see "Risk Factors, Securities and Investment Techniques -- Derivative Investments." The U.S. Government and U.S. Government-related securities in which the Account will invest may have fixed or floating rates of interest.


U.S. Government and U.S. Government-related securities do not generally involve the credit risks associated with corporate debt securities. As a result, the Account's yield is generally lower than the yield of most general purpose fixed-income funds, which assume certain credit risks in exchange for higher potential yield. Like corporate debt securities, however, the value of U.S. Government and U.S. Government-related securities, and thus the Account's net asset value, generally fluctuates inversely with changes in interest rates. The Manager may seek to take advantage of market developments and yield disparities by shortening average maturity in anticipation of rising interest rates and by lengthening average maturity in anticipation of declining interest rates. The Account may also invest up to 20% of its total assets in mortgage dollar rolls. The Account may invest up to 5% of its total assets in inverse floating rate instruments. Additional characteristics and risks associated with the securities in which the Account invests and the investment techniques it uses are described under "Risk Factors, Securities and Investment Techniques -- U.S. Government Securities, -- U.S. Government Related Securities and -- Mortgage Dollar Rolls."


Under normal circumstances, the Fund may invest the remainder of its assets (up to 35%) in investment grade debt obligations of private issuers.

Although the Government Securities Account invests primarily in U.S. Government and U.S. Government related securities which generally have less credit risk than other securities, AN INVESTMENT IN THE GOVERNMENT SECURITIES ACCOUNT IS NOT INSURED OR GUARANTEED.

TOTAL RETURN ACCOUNT -- A BALANCED FUND
The Total Return Account seeks to maximize total investment return (including both capital appreciation and income) principally by allocating its assets among stocks, bonds (including corporate debt securities, U.S. Government and U.S. Government-related securities) and money market instruments according to changing market conditions. This allocation process utilizes quantitative asset allocation tools, which measure the relationship among these three asset categories, in combination with the judgment of the Manager concerning current market dynamics. Allocating assets among different types of investments allows the Account to take advantage of opportunities wherever they occur, but also subjects the Account to the risks of a given investment type. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The value of bonds and short-term instruments fluctuates based on changes in the credit quality of the individual issuer and changes in interest rates. The Account's debt securities are expected to have a portfolio maturity of six to twelve years. Consistent with the foregoing, at least 25% of the Account's total assets will be invested in fixed income senior securities.

The Account may invest up to 25% of its total assets in the aggregate in debt securities and preferred stocks rated below investment grade and unrated debt securities determined by the Manager to be of comparable credit quality. These lower quality securities (commonly called junk bonds) in which the Account may invest may include obligations that are in default. Unrated

                               Prospectus Page 14

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
debt securities will not exceed 10% of the Account's total assets. Debt securities having low credit quality involve greater price volatility and risk of loss of principal and income. For a description of these and other risks associated with lower quality debt securities, see "Risk Factors, Securities and Investment Techniques -- Debt Securities." Refer to Appendix A of this Prospectus for a description of certain ratings categories. In addition, Appendix B provides a summary of ratings assigned to debt holdings (not including money market instruments) of the Account. These percentages are historical and do not necessarily indicate the current or future debt holdings of the Account.


The Account may invest up to 20% of its total assets in mortgage dollar rolls. The Account may also invest up to 5% of its total assets in inverse floating rate instruments which are a type of derivative security. See "Risk Factors, Securities and Investment Techniques -- Inverse Floating Rate Instruments -- Mortgage Dollar Rolls and -- Derivative Investments." Consistent with the foregoing policies, the Account may invest to a limited degree in securities of foreign issuers. See "Risk Factors, Securities and Investment Techniques -- Foreign Securities."


GROWTH ACCOUNT -- A GROWTH FUND
The Growth Account seeks long term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. A portion of the Account's investments may be held in cash, in short-term instruments and investment grade corporate and U.S. Government debt securities. Realization of current income is a secondary consideration.

The Manager chooses investments for the Growth Account using a quantitative investment discipline in combination with fundamental securities analysis. A low price-earnings ratio (below the price-earnings ratio of the S&P 500 Index) often accompanies a stock which is out-of-favor in the market. Stocks with low price-earnings ratios have performed better than the market averages in most years of recent decades. When an out-of-favor company demonstrates better earnings than what most analysts were expecting, referred to as a favorable earnings surprise, an upward revaluation of both earnings expectations and the price-earnings multiple often results, generally causing the company's stock price to outperform the market averages.

As stocks with low price-earnings ratios and favorable earnings surprises are identified, the Manager uses fundamental securities analysis to select individual stocks for the Growth Account. When the price-earnings ratio of a stock held by the Growth Account moves significantly above the multiple of the overall stock market, or the company reports a meaningful earnings disappointment, the stock will normally be sold. The stock selection methodology used in managing the Growth Account's portfolio may result in a high portfolio turnover rate in certain market conditions. High portfolio turnover (greater than 100%) may in turn result in higher transaction fees and brokerage commissions and may result in realized capital gains.

Historically, common stocks have shown greater long-term growth potential than other types of securities. However, stock values fluctuate in response to the activities of individual companies and general market and economic conditions. For a further discussion of common stocks, see "Risk Factors, Securities and Investment Techniques."

The Account may invest the remainder of its assets (up to 10% under normal circumstances) in corporate and U.S. Government debt obligations, including convertible bonds which may be rated as low as B by Moody's or S&P. Debt securities having low credit quality involve greater price volatility and risk of loss of principal and income. For a description of these and other risks associated with lower quality debt securities, see "Risk Factors, Securities and Investment Techniques -- Debt Securities." Refer to Appendix A for a description of the various ratings categories.

Consistent with the foregoing policies, the Account may invest to a limited degree in securities of foreign issuers, including issuers in developing countries. These investments are subject to special risks. See "Risk Factors, Securities and Investment Techniques -- Foreign Securities."

INVESTMENT RESTRICTIONS. Each Account is subject to certain fundamental investment restrictions that are enumerated in detail in the SAI and may not be changed without shareholder approval. Each Accounts' investment objective and certain other policies are non-fundamental and may be changed by the Company's Board of Directors without shareholder approval. An Account's shareholders will be given 30 days' advance written notice of a change to an Account's investment objective.

                               Prospectus Page 15

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

                                  YOUR ACCOUNT

--------------------------------------------------------------------------------

HOW TO BUY SHARES


YOU MAY PURCHASE SHARES OF AN ACCOUNT AT THE PUBLIC OFFERING PRICE through any securities broker-dealer having a sales agreement with CMFS or directly from CMFS, the Accounts' distributor. Certain minimum investment requirements may apply as set forth above in Your Shareholder Manual. All share purchase orders that fail to specify a class (except Liquid Account) will be invested in Class A shares.



IF YOU ARE NEW TO CONNECTICUT MUTUAL, complete and sign an account application and mail it along with your check. All orders to purchase shares are subject to acceptance or rejection by the Company or CMFS. You may also open your account by wire as described in Your Shareholder Manual. If there is no application accompanying this prospectus, call 1-800-234-5606.

IF YOU ARE INVESTING THROUGH A TAX-SHELTERED RETIREMENT PLAN, such as an IRA, for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call 1-800-234-5606 for more information and a retirement application.


PURCHASING CLASS A SHARES AND SHARES OF THE
__LIQUID ACCOUNT


Class A shares of each Account are sold at the share price next calculated after receipt of your purchase order, plus a sales charge as follows:


--------------------------------------------------------------------------------

                                                                                                               INCOME
                                                                                                            ACCOUNT AND
                                                                                                             GOVERNMENT
                                                                                                             SECURITIES
                                                                           GROWTH ACCOUNT AND                 ACCOUNT
                                                                          TOTAL RETURN ACCOUNT              ------------
                                                               -------------------------------------------
                                                                                                               SALES
                                                                     SALES CHARGES             DEALER         CHARGES
                                                                        AS % OF              REALLOWANCE      AS % OF
                                                               --------------------------      AS A %       ------------
                                                                NET AMOUNT     OFFERING      OF OFFERING     NET AMOUNT
                                                                 INVESTED       PRICE           PRICE         INVESTED
                                                               ------------  ------------  ---------------  ------------
Less than $50,000............................................        5.26%         5.00%          4.50%           4.17%
$50,000 but less than $75,000................................        4.71%         4.50%          4.00%           4.17%
$75,000 but less than $100,000...............................        4.44%         4.25%          3.75%           4.17%
$100,000 but less than $250,000..............................        3.36%         3.25%          3.00%           3.36%
$250,000 but less than $500,000..............................        2.83%         2.75%          2.50%           2.83%
$500,000 or more.............................................           0%            0%                             0%


                                                                                 DEALER
                                                                               REALLOWANCE
                                                                                 AS A %
                                                                 OFFERING      OF OFFERING
                                                                  PRICE           PRICE
                                                               ------------  ---------------
Less than $50,000............................................        4.00%          3.50%
$50,000 but less than $75,000................................        4.00%          3.50%
$75,000 but less than $100,000...............................        4.00%          3.50%
$100,000 but less than $250,000..............................        3.25%          3.00%
$250,000 but less than $500,000..............................        2.75%          2.50%
$500,000 or more.............................................           0%

--------------------------------------------------------------------------------


No sales charge is imposed on purchases of Class A shares of an Account paid from automatic reinvestment of dividends and capital gain distributions made by that Account. The sales charge on Class A shares may be reduced and/or eliminated in certain cases as further described under "Reducing or Eliminating Your Sales Charge -- Class A Shares."



The entire sales charge on Class A shares for CMFS retail sales is payable to CMFS and is used for sales and other distribution expenses. Upon notice to broker-dealers with whom it has sales agreements, CMFS may pay an amount up to the full applicable sales charge. CMFS may from time to time, at its own expense, provide promotional incentives including cash compensation in excess of the applicable sales charge to certain broker-dealers whose representatives have sold or are expected to sell significant amounts of shares of one or more of the Accounts. Broker-dealers to whom substantially the entire sales charge is paid may be deemed to be underwriters as that term is defined under the Securities Act of 1933.



Shares of the Liquid Account are sold at the share price next calculated after receipt of your purchase order. There is no sales charge for direct purchases of Liquid Account shares, but such shares may be subject to a distribution fee. See "Management -- Distribution Plans."


                               Prospectus Page 16

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.


CONTINGENT DEFERRED SALES CHARGE --
__CLASS A SHARES


Purchases of $500,000 or more of Class A shares are sold without an initial sales charge, but a CDSC of 1% may be imposed if you sell (or redeem) your shares within one year of purchase. The 1% charge will be assessed on an amount equal to the current market value or the original purchase price of the Class A shares sold, whichever is smaller. In determining whether a CDSC will be charged, it will be assumed that those Class A shares in your account which are not subject to a CDSC will be sold first. The CDSC may be waived on certain redemptions of Class A shares subject to such charge as described below under the caption "Purchasing Class B Shares -- Waiver of the CDSC."



CMFS may, in its discretion, pay a commission which may be up to the full amount of the sales charge to its representatives or other broker-dealers who initiate and are responsible for such purchases. Concessions will be paid for sales in excess of $500,000 as follows:



AMOUNT OF TRANSACTION                              DEALER
AT OFFERING PRICE                   CONCESSIONS  CONCESSION
----------------------------------  -----------  -----------
$500,000 up to $2,000,000.........        1.00%         .90%
$2,000,000 to $3,000,000..........         .80%         .75%
$3,000,000 to $5,000,000..........         .20%         .15%
Over $5,000,000...................         .08%        .075%



REDUCING OR ELIMINATING YOUR SALES CHARGE --
__CLASS A SHARES



REDUCING YOUR SALES CHARGE. There are various methods by which you may qualify for a reduced sales charge on your investments in Class A shares.



You may qualify for a reduced sales charge on your investments in Class A shares through COMBINED PURCHASES, STATEMENT OF INTENTION and RIGHTS OF ACCUMULATION.



COMBINED PURCHASES. You may aggregate purchases of Class A shares of the Accounts, shares of the Liquid Account and Class A shares of other accounts in the Company with the purchases of the other persons listed below to achieve discounts in the applicable sales charges. The sales charge applicable to a current purchase of Class A shares of each Account by a person listed below is determined by adding the value of Class A shares to be purchased to the aggregate value (at current offering price) of Class A shares of any of the other Accounts in the Company and shares of the Liquid Account previously purchased and then owned, provided that CMFS is notified by you or your broker-dealer each time a purchase is made which would qualify. For example, if you are investing $75,000 in the Growth Account and your spouse owns Class A shares of other Accounts in the Company with a value of $75,000, you would pay a sales charge of 3.25% of the offering price of the new investment.



Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing Class A shares for their own account(s), which may include tax qualified plans, such as an IRA or single participant Keogh-type plan, or by a company solely controlled by such individuals as defined in the 1940 Act. Reduced sales charges also apply to purchases by a trustee or other fiduciary if the investment is for a single trust, estate or single fiduciary account, including pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under the Code. Reduced sales charges apply to combined purchases by or for qualified employee benefit plans of a single corporation, or of corporations affiliated with each other in accordance with the 1940 Act.



STATEMENT OF INTENTION (SOI). You may combine the current value of all Class A shares held in one or more Accounts and shares of the Liquid Account with the investment amounts intended over the next 13-month period to qualify for a reduced sales charge. The SOI may be backdated 90 days. The terms of the SOI are set forth in more detail in the Accounts' SAI. You must identify on the Application all Accounts whose values are to be combined. If the intended investment is not made within the 13-month period, you must remit the additional sales charges, or sufficient Class A shares or shares of the Liquid Account will be redeemed from your account to cover the sales charge.



RIGHTS OF ACCUMULATION. The sales charge for new purchases of Class A shares of an Account will be determined by aggregating the net asset value of all the Accounts owned by the shareholder at the time of the new purchase. The rules listed under Combined Purchases may apply. You must identify on the Application all accounts to be linked for Rights of Accumulation.



ELIMINATING YOUR SALES CHARGE. There are various methods by which you may eliminate sales charges on your investments in Class A shares.


                               Prospectus Page 17

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.


Class A shares of an Account may be purchased without a sales charge by: (1) any purchaser, provided the total initial amount invested in any Account or Accounts totals $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features described in this prospectus; (2) any participant in a qualified plan, provided that the total initial amount invested by the plan in any Account or Accounts totals $500,000 or more; (3) Directors of the Company and members of their immediate families; (4) NASD registered representatives whose employer consents to such purchases, and by the spouses and immediate family members of such representatives; (5) employee benefit plans sponsored by CMFS and its affiliated companies; (6) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; (7) any holder of a variable annuity contract issued in New York State by Connecticut Mutual through the Panorama Separate Account which is beyond the applicable surrender charge period and which is used to fund a qualified plan, who exchanges the variable annuity contract for Class A shares of the Company; and (8) an institution acting as a fiduciary on behalf of an individual or individuals, where such institution is directly compensated by the individual(s) for recommending the purchase of the shares of the Company, provided the institution has an agreement with CMFS. Purchases of Class A shares made pursuant to (1) and (2) above may be subject to a CDSC.


REINSTATEMENT PRIVILEGE. A shareholder, who has made a partial or complete redemption of Class A shares from an Account, may reinvest all or part of the redemption proceeds in Class A shares of the same Account without imposition of a sales charge with respect to the amount invested, provided such reinvestment is effected within 60 days after the date of the redemption. National Financial Data Services (NFDS) must receive from the shareholder both a written request for reinvestment and a check. The reinvestment will be made at the next calculated net asset value after receipt. Redemptions are taxable transactions, and special tax rules may apply if a reinvestment occurs. Each shareholder should consult his/her own tax adviser as to the tax consequences of any redemption and/or reinvestment.


PURCHASING CLASS B SHARES


The public offering price of the Class B shares of each Account is the next determined net asset value per share. No initial sales charge is imposed. A CDSC, however, is imposed on certain redemptions of Class B shares. Since the Class B shares are sold without an initial sales charge, the Account receives the full amount of the investor's purchase payment. Orders for Class B shares for $500,000 or more will be treated as orders for Class A shares or declined.



The amount of any applicable CDSC will be calculated by multiplying the lesser of the original purchase price or the net asset value of such shares at the time of redemption by the applicable percentage shown in the table below. Accordingly, no CDSC is imposed on increases in net asset value above the original purchase price.



REDEMPTION DURING                                  CDSC
---------------------------------------------     ------
1st Year Since Purchase......................           5%
2nd Year Since Purchase......................           5%
3rd Year Since Purchase......................           4%
4th Year Since Purchase......................           4%
5th Year Since Purchase......................           2%
6th Year Since Purchase......................           1%
Thereafter...................................           0%



In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the cost of shares purchased seven years or more prior to the redemption; and finally of amounts representing the cost of shares held for the longest period of time within the applicable six-year period. Class B shares of an Account that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (1) reinvestment of dividends or capital gain distributions or (2) shares redeemed more than six years after their purchase. Redemptions of most other Class B shares will be subject to a CDSC. See "Waivers of the CDSC."



Proceeds from the CDSC are paid to CMFS and are used in whole or part to defray CMFS' expenses related to providing distribution-related


                               Prospectus Page 18

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

services to the Accounts in connection with the sale of Class B shares, including the payment of compensation to broker-dealers.


Class B shares will automatically convert into Class A shares on the first day of the month that is eight years after the purchase date, except as noted below. Class B shares acquired by exchange from Class B shares of another Account in the Company will convert into Class A shares based on the date of the initial purchase and the applicable CDSC. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B shares in accordance with such procedures as the Directors may determine from time to time. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service, which the Company has obtained, or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will continue to be in effect at the time any particular conversion would occur. The conversion of Class B shares to Class A shares will not occur if such ruling is no longer in effect and such an opinion is not available and, therefore, Class B shares would continue to be subject to higher expenses than Class A shares for an indeterminate period.


WAIVER OF THE CDSC. Except as otherwise noted, the CDSC is waived in the case of redemptions of Class A shares subject to a CDSC, Class B shares or Liquid Account shares subject to a CDSC made: (1) by the estate of the deceased shareholder; (2) upon the disability of the shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (Code); (3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7) of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans; (4) as tax-free returns of excess contributions to such retirement or employee benefit plans; (5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company; (6) in connection with the redemption of shares of the Company due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction; (7) in connection with the Company's right to involuntarily redeem or liquidate an Account; (8) in connection with automatic redemptions of Liquid Account shares, Class A shares and Class B shares in certain retirement plan accounts pursuant to a Systematic Withdrawal Plan but limited to no more than 12% of the original value annually; and (9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Company's Articles of Incorporation, or as adopted by the Board of Directors of the Company.


--------------------------------------------------------------------------------

HOW TO SELL SHARES


You can arrange to take money out of your account(s) at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next share price calculated after your order is received in good form. Share price is normally calculated at 4:00 p.m. Eastern Time. If you own both Class A and Class B shares in an Account, the Class A shares will be redeemed first unless you specify otherwise.



IF YOU SELL SHARES OF THE LIQUID ACCOUNT which were acquired by an exchange from Class B shares or Class A shares subject to a CDSC of any of the other Accounts in the Company, such shares of the Liquid Account when redeemed are subject to the CDSC rate of the original shares purchased minus a credit for the Rule 12b-1 fees, if any, paid while in the Liquid Account. See "How to Exchange Shares".


TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described below.

TO SELL SHARES IN A RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to other Accounts, which can be requested by phone or in writing. Call 1-800-322-CMIA for a retirement distribution form.

                               Prospectus Page 19

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least 100 shares in the account to keep it open.


TO SELL SHARES BY WIRE, you must sign up for this service in advance by completing the appropriate sections in the Application.



TO INITIATE A TELEPHONE REDEMPTION, call 1-800-322-CMIA (select option "2"). You must have your Account name, account number and the taxpayer identification number of the account available. Telephone redemptions are limited to $50,000 per day unless prior authorization has been obtained through a signature guaranteed letter of authorization. If you do not wish to have telephone transaction privileges on your account, you must complete the appropriate section on the Application.


CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. Signature guarantees are designed to protect you and the Company from fraud. Your request to sell shares must be made in writing and include a signature guarantee if any of the following situations apply:

/ / You request in writing to redeem more than $50,000 worth of shares,

/ / Your account registration has changed within the last 30 days,

/ / The check is being mailed to a different address than the one on our account
    (record address),

/ / The check is being made payable to someone other than the account owner, or

/ / The redemption proceeds are being transferred to an account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. The Company reserves the right to waive the requirement of a signature guarantee in certain limited circumstances. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

SELLING SHARES IN WRITING BY MAIL
Write a "letter of instruction" with:

/ / Your name,
/ / The Account's name,
/ / Your account number,


/ / The class of shares to be redeemed,



/ / The dollar amount or number of shares to be redeemed, and any other applicable requirements listed above in Your Shareholder Manual.


/ / Mail the letter of instruction to NFDS, the Company's transfer agent, at:

    Connecticut Mutual Investment Accounts, Inc.
    P.O. Box 419694
    Kansas City, Missouri 64179-0948


/ / Unless otherwise instructed, the Company will send a check to the address of record.


CHECK WRITING (LIQUID ACCOUNT ONLY)

Shareholders may redeem shares of the Liquid Account by check. See "Investor Services -- Check Writing" below.


REDEMPTIONS OF CERTAIN SHAREHOLDER ACCOUNTS

In order to reduce the expense of maintaining numerous small accounts, the Company reserves the right to involuntarily close any shareholder's account (other than an IRA) that has been open at least 24 months and has fewer than 100 shares if, within 30 day's after notification by the Company, the affected shareholder does not increase the size of his account to the required level. In addition, the Board of Directors may cause the Company to redeem at their net asset value shares held by a shareholder in any Account if the shareholder has failed to supply a correct, certified social security or other taxpayer identification number required to be obtained by the Company.


--------------------------------------------------------------------------------

HOW TO EXCHANGE SHARES


YOU MAY EXCHANGE YOUR SHARES of an Account for shares of the same class of any other Account in the Company or for shares of the Liquid Account. To obtain a current prospectus for other Accounts, please call 1-800-322-CMIA (select option "3"). You should consider the differences in investment objectives and expenses of an Account as described in its prospectus before making an exchange. Exchanges are taxable transactions and may be subject to special tax rules about which you should consult your own tax adviser. All exchanges are subject to the following exchange restrictions:


/ / The Account you are exchanging into must be registered for sale in your state.

                               Prospectus Page 20

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

/ / You may exchange only between Accounts that are registered in the same name, address and taxpayer identification number.

/ / You may only exchange for shares of the same class of another Account or for shares of the Liquid Account (see below).

/ / The minimum amount you may exchange from one Account into another is $500 or the total value of the Account if less than $500.
/ / IF YOU WISH TO MAKE MORE THAN 12 EXCHANGES IN A 12-MONTH PERIOD, AN EXCHANGE
    FEE OF .75% OF THE NET ASSET VALUE OF THE SHARES REDEEMED WILL BE CHARGED. EXCHANGES MADE PURSUANT TO THE DCA PROGRAM (SEE "INVESTOR SERVICES") ARE NOT SUBJECT TO THIS FEE.


/ / Exchanges of shares of the Liquid Account for shares of any other Account which carry a front-end sales charge are subject to the sales charge applicable to such other Account. Shares of the Liquid Account acquired by exchange of shares of another Account on which a front-end sales charge was previously paid or which are subject to a CDSC are exchanged at net asset value. However, shares of the Liquid Account acquired through an exchange of shares which are subject to a CDSC will continue to be subject to a CDSC upon redemption. The rate of this charge will be the rate in effect for the original shares at the time of exchange without counting the time such shares were held as Liquid Account shares minus a credit for the Rule 12b-1 fees, if any, paid while in the Liquid Account.



/ / In addition to exchanges into and out of the Liquid Account, you may exchange your shares of other Accounts for shares of the same class of any other Account without the imposition of a sales charge. With respect to Class B shares, if you exchange such shares for Class B shares of another Account, the CDSC will be calculated based on the date on which you acquired the original Class B shares.


/ / An Account reserves the right to refuse exchange purchases by any person or group if, in the Manager's judgment, an Account would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
/ / Your exchanges may be restricted or refused if an Account receives or anticipates simultaneous orders affecting significant portions of the Account's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Account.

/ / Although an Account will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. Each Account reserves the right to terminate or modify the exchange privilege in the future.

--------------------------------------------------------------------------------

INVESTOR SERVICES

CONNECTICUT MUTUAL PROVIDES A VARIETY OF SERVICES TO HELP YOU MANAGE YOUR
ACCOUNT.

24-HOUR SERVICE
Call 1-800-322-CMIA (select option "1") for the following automated services. After normal business hours, please leave a message and someone will return your call during normal business hours.

/ / Account balance

/ / Last distribution

/ / Prices


/ / Account distributions



/ / Service representative


/ / Duplicate statement


/ / Order checks (Liquid Account only)


/ / Change PIN (Personal Identification Number)

/ / Duplicate tax forms

INFORMATION SERVICES
TELEPHONE REPRESENTATIVES are available during normal business hours to provide the information and services you need.


STATEMENTS AND REPORTS sent to you include the following: Confirmation statements (after every transaction, except reinvestments, automatic investments and automatic payroll investments, that affects your account balance or your account registration),


/ / Quarterly consolidated account statements which summarize all account activity year-to-date, and

/ / Financial reports (every six months).

                               Prospectus Page 21

                  Connecticut Mutual Investment Accounts, Inc.

Call 1-800-322-CMIA (select option "2") if you need additional copies of financial reports or historical account information.

INVESTOR SERVICES
One easy way to pursue your financial goals is to invest money regularly. The Company offers convenient services that let you transfer money into your account, or between accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals. Certain restrictions apply. Call 1-800-322-CMIA for more information.

AUTOMATIC INVESTMENT PLAN lets you make regular monthly investments through an automatic withdrawal from your bank account ($50 minimum per Account) and you can enroll when you establish your account. Forms are available to initiate this program on existing accounts from your registered representative, or by calling 1-800-322-CMIA.



DOLLAR COST AVERAGING (DCA) INVESTMENT PROGRAMS let you set up monthly exchanges in amounts of $100 or more from one Account to the same class of shares of any other Account or of the Liquid Account. Sales charges may apply. Use of the DCA PROGRAM permits the purchase of shares of an Account on a scheduled basis which disregards fluctuations in net asset value. All shareholders accounts involved in a DCA Program must have like registrations.


AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gain distributions paid by one Account into shares of the same class of another Account or of the Liquid Account. The number of shares reinvested will be determined using the price in effect for the receiving Account on the dividend payment date for the Account whose dividend is to be invested. Sales charges may apply to dividends from the Liquid Account investing into Class A shares of another Account. All shareholder accounts involved in an ADD program must have like registrations.



EXCHANGE PRIVILEGE. You may exchange your shares of an Account for shares of the same class of any other Account in the Company or of the Liquid Account. You may exchange your shares of the Liquid Account for shares of any other Account in the Company. To obtain a current prospectus for any Accounts in the Company, please call 1-800-322-CMIA (select option "3"). You should consider the differences in investment objectives and expenses of an Account as described in its prospectus before making an exchange.


Exchanges are taxable transactions and may be subject to special tax rules about which you should consult your own tax adviser. For complete policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "How to Exchange Shares."


SYSTEMATIC WITHDRAWAL PLANS let you set up monthly, quarterly, semi-annual or annual redemptions of Class A shares and Liquid Account shares not subject to a CDSC from any account with a value of $10,000 or more. You may direct the Company to make regular payments in fixed dollar amounts of $50 or more, or in an amount equal to the value of a fixed number of shares. Payments can be directed to the shareholder or to someone other than the registered owner(s) of the account. If this privilege is requested when the account is established, no signature guarantee is needed. If this privilege is added to an existing account and payments are directed to someone other than the registered owner(s) of the account, a signature guarantee is required on the SYSTEMATIC WITHDRAWAL PLAN application. The Company reserves the right to institute a charge for this service. Systematic Withdrawal Plans for Class B shares of an Account and for Liquid Account shares subject to a CDSC are permitted only for payments of required distributions from retirement plan accounts for a shareholder who has attained age 70 1/2. The CDSC will be waived with respect to such redemptions but only if such redemptions are limited to no more than 12% of the original value of the account.


MAINTAINING A SYSTEMATIC WITHDRAWAL PLAN AT THE SAME TIME REGULAR ADDITIONAL INVESTMENTS ARE BEING MADE INTO ANY ACCOUNT EXCEPT THE LIQUID ACCOUNT, IS NOT RECOMMENDED BECAUSE A SALES CHARGE WILL BE IMPOSED ON THE NEW SHARES AT THE SAME TIME SHARES ARE BEING REDEEMED TO MAKE THE PERIODIC PAYMENTS UNDER THE SYSTEMATIC WITHDRAWAL PLAN.


The Company may amend or terminate the Systematic Withdrawal Plan on 30 days' prior written notice to any participating shareholders. Minimums may be waived for the Liquid Account


                               Prospectus Page 22

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
if used for payment of premiums due on any of the Connecticut Mutual affiliated companies.


CHECK WRITING (LIQUID ACCOUNT ONLY). Shareholders may redeem shares of the Liquid Account, for which certificates have not been issued, by writing checks in an amount of $200 or more. The check is presented to NFDS for payment through normal banking channels. These checks may be used in the same manner as any other checks payable through NFDS (except that they may not be certified) and are payable upon review. This check redemption service is not, however, the equivalent of a checking account in the shareholder's name. All checks drawn by Liquid Account shareholders electing this option are drawn on a single account carried by NFDS in the Liquid Account's name. A shareholder's interest in the Account is not covered by insurance provided by the Federal Deposit Insurance Corporation or any other government agency.



There is no charge to the shareholder for redemptions by use of checks. Shareholders electing this option are subject to the procedures, rules and regulations established by NFDS with respect to clearance and collection of checks. NFDS will not honor checks which are in amounts exceeding the value of the shares in the shareholder's account at the time the check is presented for payment and will not honor checks drawn against uncollected funds. Since the value of a shareholder's account changes daily, the total value of the account may not be determined in advance. Therefore, shareholders should not attempt to close their accounts by check. Any CDSC payable with respect to any Liquid Account shares redeemed by check will be debited from the shareholder's account. This service may be terminated at any time by the Company or by NFDS upon notice to shareholders.


--------------------------------------------------------------------------------

TRANSACTION DETAILS

THE COMPANY IS OPEN FOR BUSINESS each day that the New York Stock Exchange
(NYSE) is open. The Company normally calculates an Account's net asset value as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time.


AN ACCOUNT'S NET ASSET VALUE (NAV) PER SHARE is the value of a single share. The NAV of a class of an Account is computed by adding the value of its investments, cash, and other assets, subtracting the liabilities attributable to the class, and then dividing the result by the number of shares of the class outstanding. The NAV of the Liquid Account is calculated in the same manner without regard to classes.


The assets of each Account (except the Liquid Account) are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Directors believes accurately reflects fair value. The assets of Liquid Account are valued at their amortized cost pursuant to procedures established by the Board of Directors. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of regular trading on the NYSE. The values of such securities used in computing the net asset value of an Account's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the NYSE. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the NYSE and will, therefore, not be reflected in the computation of an Account's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value using a method determined in good faith by the Board of Directors.


WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your Social Security or other taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report interest or dividends to the IRS. If you are subject to backup withholding, the IRS can require the Company to withhold 31% of your taxable distributions and, except for Liquid


                               Prospectus Page 23

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

Account if a constant NAV is maintained, the proceeds of redemptions (including exchanges).



YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Telephone representatives will request personalized security codes or other information and will also record calls. If reasonable procedures such as those described in the Prospectus are not followed, the Company may be liable for any loss due to unauthorized or fraudulent telephone instructions. In all other cases, neither the Company nor CMFS will be liable for acting upon telephone instructions made in accordance with the telephone transaction procedures described in this Prospectus. You should verify the accuracy of your confirmation statements immediately after you receive them. IF YOU DO NOT WANT THE ABILITY TO REDEEM AND EXCHANGE BY TELEPHONE, CALL 1-800-322-CMIA FOR INSTRUCTIONS. See the Account Application.


IF YOU ARE UNABLE TO REACH THE COMPANY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail or overnight mail.

EACH ACCOUNT RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each Account also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "How to Exchange Shares." Purchase orders may be refused if, in the Manager's opinion, they are of a size that would disrupt management of an Account.

WHEN YOU PLACE AN ORDER TO BUY SHARES, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:

/ / All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. You may not purchase shares with a third party check.

/ / If you buy shares by check, and then redeem those shares by a method other than by exchange to another Account in the CMIA Family of Accounts, mailing the payment of the proceeds may be delayed for up to fifteen calendar days to ensure that your check has cleared.

/ / If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees the Account or its transfer agent has incurred.
TO AVOID THE COLLECTION PERIOD associated with checks, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.

WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your request is received and accepted. Note the following:


/ / Normally, redemption proceeds will be mailed to you on the next business day, but under unusual circumstances, it may take up to seven days to pay you.


/ / As mentioned above, an Account may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to 15 calendar days.

/ / Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

SHARE CERTIFICATES. Shares are credited to your account and certificates are not issued unless specifically requested. You may request share certificates by writing to the transfer agent, NFDS, P.O. Box 419694, Kansas City, Missouri, 64179-0948. There is no cost for issuing share certificates. Transfers, exchanges and redemptions of shares will be more complicated if certificates have been issued. If your share certificate is lost or misplaced you will be required to pay a fee and furnish a bond satisfactory to the Company's transfer agent (usually in the amount of 1.5% of the face value of the lost certificate) before the shares can be transferred or redeemed, or a replacement certificate issued.

                               Prospectus Page 24

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

                                   MANAGEMENT

--------------------------------------------------------------------------------

THE MANAGER


Each Account is managed by the Manager, which handles its business affairs and chooses the investments for the Account. The principal business address of the Manager is 10 State House Square, Hartford, Connecticut. The Manager's mailing address is 140 Garden Street, Hartford, Connecticut 06154. The Manager also manages the investments of Connecticut Mutual Financial Services Series Fund I, Inc., a diversified investment management company offering its series of common stock as funding vehicles for variable annuity contracts issued by Connecticut Mutual and CM Life Insurance Company ("CM Life"). Connecticut Mutual is the parent company for the Manager and CM Life.


The persons primarily responsible for the day-to-day management of each Account are listed below.

--------------------------------------------------------------------------------

                                                   YEAR BECAME
ACCOUNT         PORTFOLIO MANAGER                  PORTFOLIO MANAGER  BUSINESS EXPERIENCE (LAST 5 YEARS)
--------------  ---------------------------------  -----------------  -------------------------------------------------
Liquid Account  John W. Powell, Jr.                      1994         Portfolio Manager, Money Market -- G.R. Phelps
                                                                      (1994-present); Portfolio Manager, Fixed Income
                                                                      -- CML (1993-present); Investment Officer, Fixed
                                                                      Income -- CML (1990-1993)
Income Account  Stephen F. Libera, C.F.A.                1985         Vice President and Senior Portfolio Manager,
                                                                      Fixed Income -- G.R. Phelps, (1989-Present)
                William H. Jefferis                      1993         Portfolio Manager, Fixed Income -- CML
                                                                      (1993-present); Investment Officer, Fixed Income
                                                                      -- CML (1990-1993)
Government      Stephen F. Libera, C.F.A.                1985         Vice President and Senior Portfolio Manager,
Securities                                                            Fixed Income -- G.R. Phelps (1989-Present)
Account
                William H. Jefferis                      1993         Portfolio Manager, Fixed Income -- CML
                                                                      (1993-present); Investment Officer, Fixed Income
                                                                      -- CML (1990-1993)
Total Return    Michael C. Strathearn, C.F.A.            1988         Portfolio Manager, Equities -- CML (1988-Present)
Account
                Peter M. Antos, C.F.A.                   1989         Vice President and Senior Portfolio Manager,
                                                                      Equities -- G.R. Phelps (1989-Present)
                Stephen F. Libera, C.F.A.                1985         Vice President and Senior Portfolio Manager,
                                                                      Fixed Income -- G.R. Phelps, (1985-Present)
                John W. Powell, Jr.                      1994         Portfolio Manager, Money Market -- G.R. Phelps
                                                                      (1994-present); Portfolio Manager, Fixed Income
                                                                      -- CML (1993-present); Investment Officer, Fixed
                                                                      Income -- CML (1990-1993)

                               Prospectus Page 25

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

                                                   YEAR BECAME
ACCOUNT         PORTFOLIO MANAGER                  PORTFOLIO MANAGER  BUSINESS EXPERIENCE (LAST 5 YEARS)
--------------  ---------------------------------  -----------------  -------------------------------------------------
Growth Account  Peter M. Antos, C.F.A.                   1989         Vice President and Senior Portfolio Manager,
                                                                      Equities -- G.R. Phelps (1989-Present)
                Michael C. Strathearn, C.F.A.            1988         Portfolio Manager, Equities -- CML (1988-Present)
                Kenneth B. White, C.F.A.                 1992         Portfolio Manager, Equities -- CML
                                                                      (1992-Present); Senior Investment Officer;
                                                                      Equities -- CML (1987-1992)


CMFS distributes and markets the Accounts and their services. NFDS performs transfer agent servicing and dividend disbursing functions for each Account.


--------------------------------------------------------------------------------

BREAKDOWN OF EXPENSES

Like all mutual funds, each Account pays fees and expenses related to its daily operations. These Account fees and expenses are neither billed directly to shareholders nor deducted from individual shareholder accounts but are paid out of an Account's assets and are reflected in its share price or dividends.

Each Account has entered into an investment advisory agreement with the Manager pursuant to which the Account pays a management fee to the Manager for managing its investments and business affairs. The Manager provides administrative services to each Account, including providing accounting, administrative and clerical personnel and monitoring the activities of the transfer agent, custodian and independent auditors of the Accounts. The Accounts also pay other expenses, which are explained below.

MANAGEMENT FEES

LIQUID ACCOUNT
The Liquid Account pays a monthly fee to the Manager which is based on a stated percentage of the Liquid Account's average daily net asset value as follows:

NET ASSET VALUE                   ANNUAL RATE
--------------------------------  -----------
First $200,000,000..............     0.50%
Next $100,000,000...............     0.45%
Amount over $300,000,000........     0.40%

For the fiscal year ended December 31, 1994, the Liquid Account paid management fees equal to 0.50% of its average daily net assets.

GOVERNMENT SECURITIES ACCOUNT, INCOME ACCOUNT,
GROWTH ACCOUNT AND TOTAL RETURN ACCOUNT
Each other Account pays a monthly fee to the Manager which is based on a stated percentage of the Account's average daily net asset value as follows:

NET ASSET VALUE                   ANNUAL RATE
--------------------------------  -----------
First $300,000,000..............    0.625%
Next $100,000,000...............    0.500%
Amount over $400,000,000........    0.450%

For the fiscal year ended December 31, 1994, each of the Income Account, Government Securities Account, Total Return Account and Growth Account paid management fees equal to 0.625% of its average daily net assets.

From time to time, G.R. Phelps may agree not to impose all or a portion of its advisory fee and/or undertake to pay or reimburse an Account for all or a portion of its expenses not otherwise required to be borne or reimbursed by G.R. Phelps. Any such fee reduction or undertaking may be discontinued or modified by G.R. Phelps at any time. Expense limitation arrangements, which may be terminated at any time without notice, can decrease an Account's expenses and increase its performance.

OTHER EXPENSES
Each Account is also responsible for expenses not expressly stated to be payable by the Manager under the Account's Investment Advisory Agreement. Each Account pays other expenses, such as legal, audit and custodian fees, proxy solicitation costs and the compensation of directors who are

                               Prospectus Page 26

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

not affiliated with Connecticut Mutual. State Street Bank and Trust Company provides custodian services to each Account.


Each Account contracts with NFDS to perform many transaction and accounting functions. These services include processing shareholder transactions, valuing the Account's investments and handling securities loans. For the fiscal year ended December 31, 1994, the Liquid Account, Income Account, Government Securities Account, Total Return Account and Growth Account paid NFDS fees (as a percentage of their average net assets) equal to 0.29%, 0.15%, 0.16%, 0.24%, and 0.26%, respectively.

DISTRIBUTION PLANS

Each Account has adopted a distribution plan for both Class A shares (Class A
Plan) and Class B shares (Class B Plan) and, with respect to the Liquid Account, for its shares (Liquid Account Plan) designed to meet the requirements of Rule 12b-1 under the 1940 Act and the sales charge rules of the NASD.



Under the Class A Plan of each Account, each Account may make payments for personal services and/or the maintenance of shareholder accounts to account executives of CMFS and other broker-dealer firms with whom CMFS has agreements in amounts not exceeding 0.25% of the average daily net assets of the Account's Class A shares for any fiscal year. The Class A Plans for each Account became effective on January 1, 1995, and no amounts were paid by such Accounts pursuant to any Class A Plan during fiscal year 1994.



Under the Liquid Account Plan, the Liquid Account reimburses CMFS for its actual expenses associated with the sale of shares of the Liquid Account. This may include payments to third parties, such as banks or broker-dealers, that provide shareholder support services or engage in the sale of shares of the Liquid Account. However, payments to CMFS from the assets of the Liquid Account cannot exceed 0.10% of the average daily net assets of the Liquid Account's shares. In addition, the Liquid Account Plan provides that the Liquid Account will not reimburse CMFS for expenses incurred in a given year if the Liquid Account's aggregate expenses for that year exceed 1.0% of the value of its aggregate daily net assets. CMFS temporarily agreed not to impose any reimbursement to which it may be entitled pursuant to the Liquid Account Plan during the years ended December 31, 1993 and 1994. The Liquid Account may pay, in 1995, a portion of the maximum amount payable annually under the Liquid Account Plan, which is 0.10% of the average daily net assets of the Liquid Account.



Under each Account's Class B Plan, such Account may pay CMFS a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Account's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay CMFS a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Account's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as the Class B Plan continues in effect.



Each of the Class A Plans, Class B Plans and the Liquid Account Plan were approved, on behalf of the respective Account, by a majority of the Company's Directors who are not interested persons of the Company and who have no financial interest in the respective Plan. Neither a Class A Plan, Class B Plan nor the Liquid Account Plan may be amended to increase materially the annual percentage limitation of average net assets that may be spent for the services described in a Class A Plan or Class B Plan or the Liquid Account Plan without the approval of the shareholders of the affected Account. Any unreimbursed expenses under a Class A Plan or the Liquid Account Plan are not carried beyond one year from the date of incurrence.


PORTFOLIO TURNOVER RATES
For the fiscal year ended December 31, 1994, the portfolio turnover rates for the Income Account, Government Securities Account, Total Return Account and Growth Account were 62.88%, 156.9%, 115.01% and 98.46%, respectively. High portfolio turnover rates (above 100%) increase transaction costs and may increase taxable capital gains. The Manager considers these effects when evaluating the anticipated benefits of that turnover.

PORTFOLIO TRANSACTIONS AND BROKERAGE
The Manager is primarily responsible for placing orders for the portfolio transactions of each Account. In placing orders, it is the policy of the Manager to seek to obtain the most favorable net results, taking into account various factors,

                               Prospectus Page 27

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
including financial responsibility, quality of execution, price, dealer spread or commissions, if any, size of the transaction, difficulty of execution, the provision of research and other services rendered. As a result, while the Manager seeks reasonably competitive spreads or commissions, the commissions paid to a broker may be greater than the amount another firm might charge, provided the Manager determines in good faith that the amount of such commission is reasonable in relation to the value of the brokerage services and research information provided by such broker. Such information may be used by the Manager in managing all of its accounts and not all of such information may be used in managing the Accounts. In selecting other brokers, each Account may also consider the sale of its shares effected through such other brokers as a factor in their selection, provided the Account obtains the best price and execution of orders.

Money market securities and other fixed income securities in which the Accounts may invest are traded primarily in the over-the-counter (OTC) market. For transactions effected in the OTC market, the Accounts intend to deal with the primary market-makers in the securities involved, unless a more favorable result is obtainable elsewhere.

Commission rates on foreign exchanges are generally fixed and are generally higher than negotiated commission rates available in the United States.

MERGER OF PARENT OF G.R. PHELPS
The Boards of Directors of Connecticut Mutual Life Insurance Company (the parent company to G.R. Phelps) ("CML") and Massachusetts Mutual Life Insurance Company ("MassMutual") have approved a plan of merger pursuant to which CML would merge with and into MassMutual. The agreement was signed on September 13, 1995. The merger, if consummated, will result in the Adviser becoming a wholly-owned subsidiary of MassMutual. The merger is expected to be consummated on or about December 31, 1995, subject to the approval of certain policy holders and insureds of CML and MassMutual and applicable regulatory authorities.

Consummation of the merger may result in an assignment, and consequently a termination, of each existing investment management agreement between the Adviser and the Fund and any sub-investment management agreement among the Adviser, Sub-Adviser and the Fund. Fund shareholders on the record date will be asked to vote on new investment management agreements to become effective at or about the time the transaction is completed.

--------------------------------------------------------------------------------

                       DIVIDENDS, CAPITAL GAINS AND TAXES

--------------------------------------------------------------------------------

It is the Company's intention to distribute all or substantially all the net investment income and net realized capital gains, if any, of each Account for each taxable year. For dividend purposes, net investment income of each Account will consist of all payments of dividends received or interest accrued by such Account less the estimated expenses of such Account (including fees payable to the Manager).


Dividends from net investment income of the Growth Account and Total Return Account are declared and paid semi-annually. Dividends from net investment income of the Government Securities Account and Income Account are declared monthly and paid monthly. Dividends from net investment income of the Liquid Account are declared and accrued daily and paid monthly. Dividends for the Liquid Account are not paid on shares until the day following the date on which the shares are issued.


All realized net short-term capital gains in excess of net long-term capital losses of an Account, if any, and all realized net long-term capital gains in excess of net realized short-term capital losses of the Account, if any, are declared and paid at least annually. Unless shareholders specify otherwise, all dividends and distributions will be automatically reinvested in additional full and fractional shares of each Account.

                               Prospectus Page 28

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

Dividends from each Account's net investment income, certain net foreign exchange gains and net short-term capital gains are taxable as ordinary income, and dividends from each Account's net long-term capital gains are taxable as long-term capital gains. For federal income tax purposes, all dividends are taxable as described above whether a shareholder takes them in cash or reinvests them in additional shares of the Account. Certain dividends paid in January may be treated as if they were received on December 31 of the prior year. Information as to the federal tax status of dividends and distributions will be provided annually.


Each Account has elected to be treated, has qualified and intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Code, so that it will not pay federal income taxes on income and capital gains provided such income and capital gains are distributed to shareholders within the time period prescribed by the Code.



Under the Code, an Account will be subject to a nondeductible 4% excise tax on a portion of its undistributed income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. Each Account intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.


A portion of any dividend income received by an Account from U.S. domestic corporations and distributed as a dividend to its corporate shareholders may be eligible for the 70% dividends-received deduction, subject to certain conditions and limitations under the Code.


An Account may be subject to foreign withholding or other foreign taxes with respect to income and, in some cases, capital gains from its foreign investments. In some cases, it is possible that these taxes may be reduced under applicable income tax treaties.



A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent an Account's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Accordingly, each Account will report annually to its shareholders the percentage of interest income earned from such securities during the preceding year. Each shareholder is advised to consult his own tax adviser regarding the exemption, if any, of such income under applicable state and local law.



Redemptions (including exchanges and repurchases) of shares are taxable transactions in which a shareholder may realize a gain or loss. No such gain or loss would normally arise for transactions in shares of the Liquid Account, provided that it maintains a stable $1.00 per share net asset value, except to the extent a loss may result from the imposition of a CDSC. Special tax rules may apply to the calculation of gains or losses and the deductibility of any losses in particular circumstances.



Dividends and other distributions and, except for the Liquid Account if it maintains a constant NAV, the proceeds of redemptions or repurchases of Account shares paid to individuals and other non-exempt payees will be subject to a 31% backup withholding of federal income tax if the Account is not provided with the shareholder's correct taxpayer identification number and certification that the number is correct and the shareholder is not subject to backup withholding or the Account receives notice from the Internal Revenue Service (the "IRS") or a broker that such withholding applies. Please refer to the Account Application for additional information.


The description above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, I.E., U.S. citizens or residents or U.S. corporations, partnerships, trust or estates, and who are subject to U.S. federal income tax. Shareholders should consult their own tax advisors regarding state, local and other applicable tax laws.

                               Prospectus Page 29

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

                                  THE COMPANY

--------------------------------------------------------------------------------

Each Account is a mutual fund: an entity that pools shareholders' money and invests it toward specified goals. In technical terms, each Account is a separate diversified portfolio or "series" of the Company, an open-end management investment company which was organized as a corporation under the laws of Maryland on December 9, 1981.
The Company has authorized 3 billion shares of Common Stock, par value $0.001 per share and may create and classify the Common Stock into separate mutual funds (or investment series or portfolios of shares) without further approval of the Company's shareholders. As of the date of this prospectus, the Company has established the five Accounts described in this Prospectus; the following five municipal bond funds: CMIA National Municipals Account, CMIA California Municipals Account, CMIA Massachusetts Municipals Account, CMIA New York Municipals Account and CMIA Ohio Municipals Account (the "Municipals Accounts"); and the following three "LifeSpan" funds: CMIA LifeSpan Capital Appreciation Account, CMIA LifeSpan Balanced Account and CMIA Life Span Diversified Income Account (the "LifeSpan Accounts"). The Municipal Accounts and LifeSpan Accounts are offered by means of separate prospectuses. Additional series of the Company may be added in the future. '


The Board of Directors is authorized, without further shareholder approval, to classify and reclassify the Accounts into one or more classes. Accordingly, the Directors have authorized the issuance of two classes of shares of each of the Accounts (except for the Liquid Account), designated as Class A shares and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Accounts and have equal rights as to voting, redemption, dividends and liquidation. However, each class bears different distribution and transfer agency fees and expenses and each class has exclusive voting rights with respect to its respective Rule 12b-1 distribution plan.



As of August 31, 1995, Connecticut Mutual and its affiliates owned 29% of the shares of the Company, including 33% of the shares of the Liquid Account, 15% of the shares of the Government Securities Account, 31% of the shares of the Income Account, 31% of the shares of the Growth Account, and 0% of the shares of the Total Return Account.


The Company is governed by a Board of Directors which is responsible for protecting your interests as a shareholder. The directors are experienced executives who meet at least quarterly to oversee the activities of each Account, review contractual arrangements with companies that provide services to the Accounts and review each Account's performance. The majority of the directors are not otherwise affiliated with Connecticut Mutual. The SAI contains the names and general background of each director and executive officer of the Company.


The Company does not hold annual meetings of shareholders. The Company may hold shareholder meetings, however, to elect or remove directors, change the fundamental policies of an Account, approve the management contract of an Account or for other purposes. On matters affecting only one series, only the shareholders of that series are entitled to vote. On matters relating to all of the series but affecting the series differently, separate votes by each series are required. On matters relating to a single class of shares of a series, only the shareholders of that class are entitled to vote. Shareholders holding more than 50% of the Company can elect all of the Company's directors if they so choose. Each share is entitled to one vote within each series.


                               Prospectus Page 30

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

PERFORMANCE

From time to time the Company may advertise yields and total returns for the Accounts. In addition, the Company may advertise the effective yield of the Liquid Account. These figures will be based on historical performance and are not intended to indicate future performance.


The yield of the Liquid Account refers to the annualized net income generated by an investment in that Account over a specified seven-day period. The yield is "annualized" by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period, and is shown as a percentage of that investment. The effective yield is calculated similarly, but, when annualized, the income earned by an investment in that Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



Performance data for the classes of the other Accounts may be calculated pursuant to a standardized formula or in non-standardized manners. The standardized yield of these other Accounts refer to the annualized net income generated by an investment in a class of that Account over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during the 30-day period is generated each 30-day period over a 12-month period, and is shown as a percentage of the investment.


The standardized total return of a class of an Account refers to return quotations assuming an investment has been held in the Account for various periods of time including, but not limited to, one year, five years and ten years (or any such shorter period from the Account's or the class's inception). The total return quotations will represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Accordingly, the total return quotations will reflect not only income but also changes in principal value (that is, changes in the net asset value per share of the class), whereas the yield figures will only reflect income.



The standardized yield and total return quotations for the Class A shares of Accounts will reflect the maximum sales charge imposed on purchases of Class A shares of the Account. For Class B shares of an Account, these calculations reflect the deduction of any applicable CDSC.



In addition, the Company may from time to time also disclose yield or total return in non-standard formats, and cumulative total return for the classes of the Accounts. The non-standard average annual total return and cumulative total return may be based on net asset value per share of a class, rather than a $1,000 investment. These non-standard return figures would not reflect the initial sales charge on Class A shares or the CDSC on Class B shares, which, if reflected, would lower the performance figures. In addition, non-standardized yields figures may be advertised that also would not reflect the applicable sales charge. The Company may from time to time also disclose yield, standard total returns, and non-standard total returns for the classes of the Accounts based on or covering periods of time other than those indicated above. Non-standard performance data will only be disclosed if the standard performance is also disclosed. For additional information regarding the calculation of performance data, please refer to the SAI.



Also from time to time, in advertisements or in reports to shareholders, the Company may compare the performance of the classes of the Accounts to that of other mutual funds with similar investment objectives, and to other relevant indices published by recognized mutual fund statistical rating services or publications of general interest, such as FORBES or MONEY. The SAI contains a list of publications which may contain comparative studies which the Company may use in advertisements or shareholder materials. For example, the Company may compare an Account's Class A or Class B performance to that of other mutual funds with a similar investment objective as compiled by Lipper Analytical Services, Inc. In addition, the Company may compare the performance to that of recognized stock market indicators, including, but not limited to, the S&P 500 Stock Index (which is a group of unmanaged securities widely regarded by investors as representative of


                               Prospectus Page 31

                  Connecticut Mutual Investment Accounts, Inc.

the stock market in general), and the Dow Jones Industrial Average (which is a price-weighted average of 30 large, well-known industrial stocks that are generally the leaders in their industry). Performance comparisons should not be considered representative of the future performance of an Account. The effects of compounding may also be discussed.

Performance data may also be calculated for shorter or longer base periods. The Company may use various base periods as may be deemed necessary to provide investors with the most informative yield or total return information, depending on the then-current market conditions. Performance will vary from time to time, and historical results will not be representative of future performance.


Performance information may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance. Current yield is not fixed and varies with changes in investment income and net asset value per share. The yield of Class A or Class B shares of an Account or the shares of the Liquid Account will be affected if it experiences a net inflow of new money which is invested at interest rates different from those being earned on its then-current investments. An investor's principal in an Account and an Account's return are not guaranteed and will fluctuate according to market conditions.



The investment results of an Account's Class A and Class B shares and of the Liquid Account shares will vary from time to time depending on market conditions, the composition of the Account's portfolio and operating expenses. For further information about the calculation methods and uses of an Account's Class A and Class B shares and of the Liquid Account's shares investment results, see the SAI.


--------------------------------------------------------------------------------

                            RISK FACTORS, SECURITIES
                            AND INVESTMENT TECHNIQUES

--------------------------------------------------------------------------------

The following discussions contain more detailed information about types of instruments in which the Accounts may invest and strategies the Manager may employ in pursuit of the Accounts' investment objectives. A summary of risks and restrictions associated with these instrument types and investment practices is included as well. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances. Some of the restrictions described below are fundamental and may be changed only with shareholder approval. These restrictions are set forth in greater detail in the SAI.

The Manager may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help an Account achieve its goals. As a shareholder, you will receive financial reports every six months detailing holdings of your Account(s) and describing recent investment activities.

EQUITY SECURITIES (TOTAL RETURN ACCOUNT AND
GROWTH ACCOUNT)
Equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks represent an equity (ownership) interest in a corporation. This ownership interest often gives an Account the right to vote on measures affecting the company's organization and operations. Although common stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller capitalization companies. Preferred stocks represent a limited equity interest in a corporation. Preferred stocks are often entitled only to dividends at a specified rate, and have a preference over common stock, dividends and on liquidation of assets. Preferred stocks generally have lesser voting rights than common stocks. Because their dividends are often fixed, the value of many preferred stocks fluctuates inversely with changes in interest rates.

                               Prospectus Page 32

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

Convertible securities are bonds, preferred stocks and other securities that pay a fixed rate of interest or dividend and offer the buyer the option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. The value of convertible securities is also sensitive to company, market and other economic news, and will change based on the price of the underlying common stock. For this reason, the Manager considers the growth potential of the underlying stock when selecting an Account's investments. Convertible securities generally have less potential for gain than common stock, but also less potential for loss, since their income provides a cushion against the stock's price declines. However, because the buyer is also exposed to the risk and reward potential of the underlying stock, convertible securities generally pay less income than similar non-convertible bonds.

DEBT SECURITIES (ALL ACCOUNTS)
DEBT SECURITIES GENERALLY. Each Account may purchase debt securities consisting of corporate debt obligations, U.S. Government securities, municipal obligations, mortgage-backed and asset-backed securities, adjustable rate securities, stripped securities, custodial receipts for Treasury certificates, zero coupon bonds, equipment trust certificates, loan participation notes, structured notes and money market instruments. Bonds and other debt instruments are used by domestic and foreign issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. Zero coupon bonds accrue income for tax and accounting purposes and such income must be distributed to shareholders. Because no cash is received at the time of such accruals, an Account may be required to liquidate other securities to satisfy distribution obligations. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of an Account's portfolio of debt securities, and, conversely, during periods of rising interest rates, the value of an Account's portfolio of debt securities will generally decline. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds.

LOWER QUALITY AND UNRATED DEBT SECURITIES. Each Account, except Liquid Account and Government Account, may purchase lower quality and unrated debt securities. No Account will purchase securities rated below B by Moody's or S&P. Lower quality debt securities I.E., rated below BBB or Baa, (commonly called high yield bonds or junk bonds) are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. An economic downturn could also disrupt the high yield bond market generally and impair the ability of issuers to repay principal and interest. An increase in interest rates would (as is the case with debt instruments generally) reduce market values of a portfolio of lower rated fixed income securities. The market price and liquidity of lower rated fixed income securities generally responds to short-term corporate and market developments to a greater extent than do higher rated securities because such developments are perceived to have a more direct relationship to the ability of an issuer of such lower rated securities to meet its ongoing debt obligations. The market prices of zero coupon and payment-in-kind bonds are affected to a greater extent by interest rate changes, and thereby tend to be more volatile, than securities which pay interest periodically and in cash. Increasing rate note securities are typically refinanced by the issuers within a short period of time. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield obligations, especially in a thinly traded market.

Reduced volume and liquidity in the high yield, high risk bond market or the reduced availability of market quotations for such bonds will make it more difficult to dispose of the bonds and to value accurately an Account's assets. The reduced availability of reliable, objective pricing data may increase an Account's reliance on management's judgment in valuing high yield, high risk bonds.

The Manager does not rely on credit ratings assigned by rating agencies in assessing investment opportunities in such bonds. Ratings by credit agencies focus on safety of principal and interest payments and do not evaluate market risks. In addition, ratings by credit agencies may not be changed by the agencies in a timely manner to reflect subsequent economic events. By conducting intensive credit research, carefully selecting individual issues and diversifying portfolio holdings by

                               Prospectus Page 33

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
industry sector and issuer, the Manager believes that the default risk of lower rated securities can be reduced. Emphasis on credit risk management involves the Manager's own internal analysis to determine the debt service capability, financial flexibility and liquidity of an issuer, as well as the fundamental trends and outlook for the issuer and its industry. The Manager's rating helps it determine the attractiveness of specific issues relative to the valuation by the market place of similarly rated credits. The Manager may retain securities whose ratings fall below B after purchase until the Manager determines that disposing of such securities is in the best interests of the respective Account.

DERIVATIVE INSTRUMENTS. Each of the Accounts may invest in derivative instruments which are securities or contracts that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark. Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. The use of derivative instruments for non-hedging purposes or to generate additional income may be considered a speculative investment practice. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Transactions in derivative instruments often enable an Account to take investment positions that more precisely reflect the portfolio manager's expectations concerning the future performance of the various investments available to the Account. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other authorized investments in conventional securities.

Derivative securities include collateralized mortgage obligations, stripped mortgage backed securities, asset backed securities, structured notes and floating interest rate securities. Derivative contracts include futures contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate swaps. The principal risks associated with derivative instruments are:

/ / Market risk: The instrument will decline in value or that an alternative investment would have appreciated more, but this is no different from the risk of investing in conventional securities.

/ / Leverage and associated price volatility: Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with a fund's investment objective in order to achieve an average portfolio volatility that is within the expected range for that type of fund. The SEC has taken the position that the risk of leverage is not an appropriate risk for a money market fund.

/ / Credit risk: The issuer of the instrument may default on its obligation to pay interest and principal, but derivatives based on U.S. Government agency mortgage securities may actually present less credit risk than some conventional corporate debt securities.


/ / Liquidity and valuation risk: Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the Accounts are not readily marketable and are subject to an Account's restrictions on illiquid investments.


/ / Correlation risk: There may be imperfect correlation between the price of the derivative and the underlying asset; for example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.

FOREIGN SECURITIES (ALL ACCOUNTS EXCEPT THE LIQUID ACCOUNT AND THE GOVERNMENT SECURITIES ACCOUNT)
Each Account (except the Liquid Account and Government Securities Account) may purchase, as appropriate to its investment objective and policies, equity and debt securities issued by foreign issuers, denominated in foreign currency and traded primarily on foreign markets. (For this purpose Eurodollar and Yankee dollar fixed income securities are not considered "foreign securities.")


Investments in foreign equity and debt securities involve risks different from those encountered when investing in securities of domestic issuers. Such risks include: the adverse impact of trade balances and imbalances and related economic policies; currency exchange rate fluctuations; adverse foreign exchange control policies; nationalization, expropriation or confiscatory taxation; income tax withholding at the source; limitations


                               Prospectus Page 34
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                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
on the removal of funds or other assets; political or social instability; difficulty in obtaining and enforcing judgments abroad; restrictions on foreign investments in other jurisdictions; price volatility; problems arising from the diverse structure and illiquidity of securities markets in various countries and regions; and other specific local, political and economic considerations. See the SAI for additional discussion of the risks of investing in foreign markets.

The value of foreign securities may be adversely affected by fluctuations in the relative rates of exchange between the currencies of difference nations and by exchange control regulations. The investment performance of an Account may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated in a foreign currency will increase or decrease in response to changes in the value of foreign currencies in relation to the U.S. dollar.

Also, there may be higher transaction costs in foreign securities and less government regulation of foreign stock exchanges, brokers, and issuers than is present in the United States. Equity securities and debt instruments acquired in foreign markets will not, as a rule, be subject to registration under the Securities Act of 1933 or be under the jurisdiction of the SEC.

Most foreign securities of an Account are held outside the United States by local foreign subcustodians that satisfy certain eligibility requirements. However, foreign subcustodian arrangements are significantly more expensive than domestic custody arrangements. In addition, foreign custody and settlement of securities transactions is subject to local law and custom that is not, generally, as well established or as reliable as U.S. regulation and custom applicable to custody and settlements of securities transactions and, accordingly, there is generally perceived to be a greater risk of loss in connection with securities custody and securities transactions in many foreign countries. Finally, there may be less publicly available information about foreign issuers, and such issuers may not be subject to the same accounting and auditing standards as publicly held domestic issuers.

The Accounts, other than Liquid Account and Government Securities Account, may invest in companies located in emerging countries. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. See the SAI for additional discussion of the risks of investing in securities of issuers in emerging countries.

RESTRICTIONS: No Account may invest more than 10% of its total assets in foreign securities, except the following securities, in which such Accounts may invest up to 25% of their total assets: foreign equity and debt securities (i) issued, assumed or guaranteed by foreign governments or their political subdivisions or instrumentalities, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, and (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the NYSE.

FOREIGN CURRENCY TRANSACTIONS. Each Account (other than the Liquid Account and the Government Securities Account) may enter into foreign currency transactions in order to protect the U.S. dollar value of the Account's foreign currency-denominated portfolio securities against the U.S. dollar effects of adverse changes in foreign currency exchange rates (Base Currency Hedging). Normally, an Account will not engage in cross-hedging (I.E., dealing in foreign exchange between currencies of the different countries in which it has invested for the purpose of hedging against possible variations in the foreign exchange rate between those countries). Both Base Currency Hedging and cross-hedging may be accomplished through direct purchases or sales of currency, purchases of options or futures contracts with respect to currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of contract.


Such contractual commitments may be forward contracts entered into directly with another party or exchange-traded futures contracts. An Account may also purchase and sell options on futures contracts, forward contracts, or futures contracts which are denominated in a particular currency to hedge the risk of fluctuations in the value of another currency. An Account's dealings in foreign


                               Prospectus Page 35
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                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
exchange will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of currency with respect to specific receivables or payables of the Account accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the purchase or sale of currency with respect to portfolio security positions denominated or quoted in a foreign currency. No Account will speculate in foreign exchange.

If an Account enters into a forward foreign currency exchange contract to buy foreign currency, the Account will be required to place and maintain in a segregated account with the Account's custodian for the duration of the contract an amount of cash or liquid, high grade debt securities equal to the Account's obligations under the contract.

U.S. GOVERNMENT SECURITIES (ALL ACCOUNTS)
Each Account may purchase U.S. Government securities. Government Securities include: (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturities of one to 10 years), and U.S. Treasury bonds (generally maturities of greater than 10 years), all of which are backed by the full faith and credit of the United States, and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association
(GNMA); some of which are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks; and some of which are backed only by the credit of the issuer itself, such as obligations of the Student Loan Marketing Association.

A large percentage of the assets of the Government Securities Account have at times been invested in GNMA certificates of the modified pass-through type. GNMA certificates are debt securities issued by a mortgage banker or other mortgagee, and represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration, or guaranteed by the Veterans Administration. GNMA guarantees the timely payment of monthly installments of principal and interest on modified pass-through certificates at the time such payments are due, whether or not such amounts are collected by the issuer of these certificates on the underlying mortgages.

Mortgages included in single-family residential mortgage pools backing an issue of GNMA certificates have a maximum maturity of 30 years. Scheduled payments of principal and interest are made to the registered holders of GNMA certificates (such as the Account) each month. Unscheduled prepayments of mortgages included in these pools occur as a result of the prepayment or refinancing of such mortgages by homeowners, or as a result of the foreclosure of such mortgages. Such prepayments are passed through to the registered holders of GNMA certificates with the regular monthly payments of principal and interest, which has the effect of reducing future payments on such certificates. That portion of monthly payments received by an Account which represents interest and discount will be included in an Account's net income. Principal payments on GNMA certificates will be reinvested by an Account. Prepayments and scheduled payments of principal on GNMA certificates will be reinvested at prevailing interest rates, which may be less than the rate of interest payable on the GNMA certificates on which such prepayment and payments are made.

U.S. GOVERNMENT-RELATED SECURITIES
(GOVERNMENT SECURITIES ACCOUNT, INCOME ACCOUNT
AND TOTAL RETURN ACCOUNT)
Government-related Securities include collateralized mortgage obligations
(CMOs). CMOs are debt obligations issued by U.S. government agencies, or by financial institutions and other mortgage lenders, and collateralized by mortgage pass-through securities, such as GNMA, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation certificates. Payments of principal and interest on the underlying collateral and any reinvestment income thereon provide the funds to pay debt service obligations to the CMOs. CMOs are issued in a number of classes or series, each with its own maturity and interest rate. While the classes or series are often retired in sequence as the underlying mortgages are repaid, payments of principal and interest on the underlying mortgages may be allocated among the different series or classes in innumerable ways. As with any mortgage-related security, principal prepayment on the collateral may cause the CMOs to be retired substantially earlier than the stated

                               Prospectus Page 36
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                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
maturities or final distribution dates. Prepayment may thus shorten the stated maturity of the obligation and can result in the loss of premium if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or only the interest feature of the underlying security). Stripped mortgage backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage backed securities are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical stripped mortgage backed security will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In the most extreme case, one class will receive all of the interest (the "interest only" class) while the other class will receive all of the principal (the "principal only" class). The yields and market risk of interest only and principal only stripped mortgage backed securities, respectively, may be more volatile than those of other fixed-income securities. The staff of the SEC considers privately issued stripped mortgage backed securities to be illiquid.

ASSET-BACKED SECURITIES (INCOME ACCOUNT,
GOVERNMENT ACCOUNT AND TOTAL RETURN ACCOUNT)
The Income Account, Government Account and Total Return Account may invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Asset-backed securities may also be collateralized by a portfolio of U.S. Government securities, but are not direct obligations of the U.S. Government, its agencies or instrumentalities. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present; however privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guarantee or insurance. In addition to the risks similar to those associated with mortgage-backed securities (see "-- U.S. Government Securities," above), asset-backed securities present further risks that are not presented by the mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets.

STRUCTURED NOTES (INCOME ACCOUNT, GOVERNMENT ACCOUNT AND TOTAL RETURN ACCOUNT) The Income Account, Government Account and Total Return Account may invest in structured notes. The distinguishing feature of a structured note is that the amount of interest and/or principal payable on the notes is based on the performance of a benchmark asset or market other than fixed-income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows an Account to gain exposure to the benchmark market while fixing the maximum loss that the Account may experience in the event that market does not perform as expected. Depending on the terms of the note, the Account may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Account's loss cannot exceed this foregone interest and/or principal. An investment in structured notes involves risks similar to those associated with a direct investment in the benchmark asset.

INVERSE FLOATING RATE INSTRUMENTS (INCOME ACCOUNT, GOVERNMENT ACCOUNT AND TOTAL RETURN ACCOUNT)
The Income Account, Government Account and Total Return Account may invest in inverse floating rate debt instruments ("inverse floaters"), including leveraged inverse floaters and inverse floating rate mortgage-backed securities, such as inverse floating rate "interest only" stripped mortgage-backed securities. The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values.

MORTGAGE DOLLAR ROLLS (INCOME ACCOUNT, GOVERNMENT ACCOUNT AND TOTAL RETURN ACCOUNT)
The Income Account, Government Account and Total Return Account may each invest up to 20%

                               Prospectus Page 37

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

of their respective assets in mortgage dollar rolls in which the Government Account sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Account foregoes principal and interest paid on the mortgage-backed securities. The Account is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. All rolls entered into by the Account will be covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Account's borrowings and other senior securities. The Manager is also permitted to purchase mortgage-backed securities and to sell such securities without regard to the length of time held in separate transactions that do not constitute dollar rolls. For financial reporting and tax purposes, the Accounts treat mortgage rolls as two separate transactions: one involving the purchase of securities and a separate transaction involving a sale. The Accounts do not currently intend to enter into mortgage dollar transactions that are accounted for as a financing.


LENDING OF PORTFOLIO SECURITIES (ALL ACCOUNTS) Subject to its investment policies and restrictions, each Account may also seek to increase its income by lending portfolio securities. Such loans may be made to qualified institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. The value of the securities loaned will not exceed 33 1/3% of the value of the total assets of the Account. An Account may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Account.

FORWARD COMMITMENTS (ALL ACCOUNTS EXCEPT THE LIQUID ACCOUNT)

Securities may be purchased by all Accounts (other than the Liquid Account) on a "when-issued" or on a "forward commitment" basis, which means it may take 60 days or more before the securities are delivered to an Account. Securities purchased on a "when-issued" or "forward commitment" basis involve a risk that the value of the security to be purchased may decline prior to the settlement date. Also, if the dealer through which the trade is made fails to consummate the transaction, the Account may lose an advantageous yield or price.


COVERED CALL OPTIONS (ALL ACCOUNTS EXCEPT THE
LIQUID ACCOUNT)
Each Account (other than the Liquid Account) may write covered call options on securities, securities indices and foreign currencies, in each case as a hedge against decreases in prices of existing portfolio securities or increases in prices of anticipated portfolio securities. A call option on a security gives the holder (purchaser) the right to buy, and obligates the writer (seller) to sell (if the option is exercised), in return for a premium paid, the underlying security at a specified exercise price during the option period. A call option on a currency operates in a similar manner, except that delivery is made of the specified currency. A call option on an index is also similar except that the value of the option depends on the weighted value of the group of securities in the index and settlement of the option is made in the form of cash rather than the delivery of a security.

Because call options may be used to generate additional income and to attempt to reduce the effect of any adverse price movement in the securities or currency subject to the option, they do involve certain risks that are different in some respects from investment risks associated with similar funds which do not engage in such activities. The risk of writing covered call options includes the inability to participate in the appreciation of the underlying securities or currencies above the exercise price. In addition, the effectiveness of hedging through the purchase or sale of securities index options, including options on the S&P 500 Index, will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with the price movements in the selected securities index. Perfect correlation may not be possible because the securities held or to be acquired by an Account may not exactly match the composition of the securities index on which options are written. If the forecasts of the Manager regarding movements in securities prices, interest rates, or currency exchange rates are

                               Prospectus Page 38

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
incorrect, an Account's investment results may have been better without the hedge transactions.

INTEREST RATE SWAPS (INCOME ACCOUNT, GOVERNMENT ACCOUNT AND TOTAL RETURN
ACCOUNT)

The Income Account, Government Account and Total Return Account may enter into interest rate swaps both for hedging and to seek to increase total return. Each Account will typically use interest rate swaps to adjust the effective duration of its portfolio. Interest rate swaps involve the exchange by an Account with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Since interest rate swaps are individually negotiated, an Account expects to achieve an acceptable degree of correlation between its portfolio investments and its interest rate swap positions.



An Account will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Account receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that an Account is contractually obligated to make. If the other party to an interest rate swap defaults, an Account's risk of loss consists of the net amount of interest payments that the Account is contractually entitled to receive. An Account will maintain in a segregated account with the Account's custodian cash and liquid high grade debt securities equal to the net amount, if any, of the excess of the Account's obligations over its entitlements with respect to swap transactions. To the extent that the net amount of a swap is held in a segregated account consisting of cash and high liquid grade debt securities, the Accounts and the Manager believe that swaps do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to an Account's borrowing restriction.



The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values and interest rates, the investment performance of the Accounts would be less favorable than it would have been if this investment technique were not used.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS (ALL ACCOUNTS OTHER THAN LIQUID ACCOUNT)
To hedge against changes in interest rates, securities prices or currency exchange rates or for non-hedging purposes, each Account (other than Liquid Account) may, subject to its investment objectives and policies, purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. An Account may also enter into closing purchase and sale transactions with respect to any of such contracts and options. Futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. The Growth Account and Total Return Account may purchase and sell futures contracts on stock indices and purchase and sell options on such futures. The Income Account and Total Return Account may purchase and sell interest rate futures and purchase and sell options on such futures. In addition, each Account that may invest in securities that are denominated in foreign currency may purchase and sell futures on currencies and purchase and sell options on such futures. An Account will engage in futures and related options transactions only for bona fide hedging purposes as permitted in regulations of the Commodity Futures Trading Commission. The aggregate initial margin and premiums required to establish positions in futures contracts and options on futures may not exceed 5 percent of the market value of the Account's total assets after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

The use of futures contracts entails certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of the Account's income due to the use of hedging; possible reduction in value of both the securities hedged and the hedging instrument; possible lack of liquidity due to daily limits on price fluctuations; imperfect correlation between the contract and the securities being hedged; and potential losses in excess of the amount initially invested in the futures contracts themselves. If the expectations of the Manager regarding movements in securities prices or interest rates are incorrect, an

                               Prospectus Page 39

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
Account may have experienced better investment results without hedging. The use of futures contracts and options on futures contracts requires special skills in addition to those needed to select portfolio securities. A further discussion of futures contracts is set forth in the Accounts' SAI.

MONEY MARKET INSTRUMENTS (ALL ACCOUNTS)
All Accounts may in the judgment of the Manager hold cash or invest without limit in money market instruments. All Accounts (other than the Liquid Account and Government Securities Account) may invest in banker's acceptances, certificates of deposit, time deposits and commercial paper denominated in foreign currency but within the limitations described above under "--Foreign Securities." These Accounts will purchase only money market instruments denominated in a foreign currency whose issuers have at least one billion dollars (U.S.) of assets.

Banker's acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchanges. Banker's acceptances generally mature in six months or less. Certificates of deposit are negotiable interest-bearing instruments with specific maturities. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. Time deposits are nonnegotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time. Time deposits cannot be traded in the secondary market. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on commercial paper vary from a few days to nine months.

Each Account may invest in obligations of foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars). These investments involve risks that are different from investments in securities of U.S. banks or U.S. branches of U.S. banks, including potential unfavorable political and economic developments, different tax provisions, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

REPURCHASE AGREEMENTS (ALL ACCOUNTS)
Each Account may enter into repurchase agreements. In a repurchase agreement, an Account buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

RESTRICTIONS: An Account will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days and securities which are not readily marketable.

RESTRICTED AND ILLIQUID SECURITIES (ALL ACCOUNTS)
Each Account may invest up to 10% of its net assets in illiquid investments, which includes repurchase agreements maturing in more than seven days, restricted securities and securities not readily marketable. Each Account may also invest in restricted securities eligible for resale to certain institutional investors pursuant to Rule 144A under the Securities Act of 1933.


WARRANTS (ALL ACCOUNTS EXCEPT THE LIQUID ACCOUNT AND THE GOVERNMENT SECURITIES ACCOUNT)


Each Account (except the Liquid Account and the Government Securities Account) may purchase rights and warrants, which represent rights to purchase the common stock of companies at designated prices. Each Account will not purchase such rights and warrants if the Accounts' holding of warrants (valued at the lower of cost or market) would exceed 5% of the value of the Account's total assets as a result of the purchase. In addition, each Account will not purchase a warrant or right which is not listed on the New York or American Stock Exchanges if the purchase would result in the Account's owning unlisted warrants in an amount exceeding 2% of its total assets.


                               Prospectus Page 40

                  Connecticut Mutual Investment Accounts, Inc.

                                   APPENDIX A

--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

As described in the Prospectus, the debt securities purchased by an Account may include securities in the lower rating categories (that is, rated below Baa by Moody's or below BBB by S&P, or unrated).

MOODY'S DESCRIBES ITS LOWER RATINGS FOR CORPORATE BONDS AS FOLLOWS:

Bonds which are rated Baa are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be consi-dered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
S&P DESCRIBES ITS LOWER RATINGS FOR CORPORATE BONDS AS FOLLOWS:

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, or CC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

MOODY'S DESCRIBES ITS THREE HIGHEST RATINGS FOR COMMERCIAL PAPER AS FOLLOWS:

Issuers rated P-1 (Prime-1) (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures and moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will

                               Appendix Page A-1

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated P-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P DESCRIBES ITS THREE HIGHEST RATINGS FOR COMMERCIAL PAPER AS FOLLOWS:
A-1. This designation indicates that the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                               Appendix Page A-2

                  Connecticut Mutual Investment Accounts, Inc.

                                   APPENDIX B

--------------------------------------------------------------------------------

CREDIT QUALITY DISTRIBUTION

INCOME ACCOUNT
The average quality distribution of the portfolio of Income Account during the year ended December 31, 1994 was as follows:

QUALITY DISTRIBUTION                              % OF
AS ASSIGNED BY SERVICE          AVERAGE VALUE  PORTFOLIO
------------------------------  -------------  ----------
AAA                             $  10,899,567       22.9%
AA                                  2,601,601        5.5
A                                  14,889,330       31.3
BBB                                13,090,718       27.4
BB                                  2,061,858        4.3
B                                     288,235        0.6
Unrated                               877,239        1.8
Debt Securities                    44,708,548       93.8
Short-Term Securities               2,936,465        6.2
Total Portfolio                    47,645,465      100.0

TOTAL RETURN ACCOUNT
The average quality distribution of the portfolio of Total Return Account during the year ended December 31, 1994 was as follows:

QUALITY DISTRIBUTION                              % OF
AS ASSIGNED BY SERVICE          AVERAGE VALUE   PORTFOLIO
-----------------------------  ---------------  ---------
AAA                            $    48,259,445       25.7%
AA                                   3,578,850        1.9
A                                   12,772,383        6.8
BBB                                 14,352,761        7.6
BB                                   3,351,301        1.8
B                                       44,269          0
Unrated                              1,418,350        0.8
Debt Securities                     83,777,359       44.6
Equity Securities                   85,156,418       45.3
Short-Term Securities               18,883,627       10.1
Total Portfolio                    187,817,404      100.0

                               Appendix Page B-1

         CMIA SHAREHOLDER SERVICES AGENT
            National Financial Data Services
            P.O. Box 419694
            Kansas City, Missouri 64179-0948
            1-800-322-CMIA

         YOUR REPRESENTATIVE IS:


                   National Distributor
                   Connecticut Mutual Financial Services, L.L.C.
                   A subsidiary of
                    CONNECTICUT
                    MUTUAL
                   The Blue Chip Company


                      Connecticut Mutual
                      Life Insurance Company
                      140 Garden Street
                      Hartford, CT 06154
                      800-234-5606

                              C     M     I     A


                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
                        PROSPECTUS DATED OCTOBER 1, 1995


                                   PROSPECTUS
                                       &
                                  APPLICATION

                                  CONNECTICUT
                                  MUTUAL
                                  THE BLUE CHIP COMPANY

F5000(95)      MCMXCIII CONNECTICUT MUTUAL LIFE INSURANCE COMPANY

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
        140 GARDEN STREET - HARTFORD, CONNECTICUT 06154 - 1-800-322-CMIA
                         PROSPECTUS -- OCTOBER 1, 1995

--------------------------------------------------------------------------------

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC. (COMPANY) is an open-end management investment company offering a broad range of investment alternatives through thirteen distinct mutual funds, including the following three "life span" accounts (CMIA LifeSpan Accounts or Accounts):


                           CLASS A AND CLASS B SHARES


CMIA LIFESPAN CAPITAL APPRECIATION ACCOUNT (CAPITAL APPRECIATION ACCOUNT) is resigned for the investor seeking capital appreciation. The Capital Appreciation Account seeks long-term capital appreciation through a strategically allocated portfolio consisting primarily of equity securities. Current income is not a primary consideration.

CMIA LIFESPAN BALANCED ACCOUNT (BALANCED ACCOUNT) is designed for the investor seeking a blend of capital appreciation and income. The Balanced Account seeks a blend of capital appreciation and income through a strategically allocated portfolio of equity securities and fixed-income securities with a slightly stronger emphasis on equity securities.

CMIA LIFESPAN DIVERSIFIED INCOME ACCOUNT (DIVERSIFIED INCOME ACCOUNT) is designed for the investor with a relatively low tolerance for risk who is seeking current income with some long-term inflation protection. The Diversified Income Account seeks high current income, with opportunities for capital appreciation, through a strategically allocated portfolio consisting primarily of fixed-income securities.


PLEASE READ THIS PROSPECTUS BEFORE INVESTING AND KEEP IT ON FILE FOR FUTURE REFERENCE. The Prospectus contains important information, including how the Accounts invest and the services available to shareholders. A Statement of Additional Information (SAI), dated October 1, 1995, has been filed with the Securities and Exchange Commission and is incorporated herein by reference (and is legally considered a part of this Prospectus). The SAI is available free upon request by calling 1-800-322-CMIA.


FOR A PROSPECTUS AND INFORMATION ABOUT OTHER MUTUAL FUNDS OFFERED BY THE COMPANY

CALL 1-800-234-5606.

--------------------------------------------------------------------------------

SHARES OF THE ACCOUNTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE ACCOUNTS INVOLVE INVESTMENT RISKS, INCLUDING FLUCTUATIONS IN VALUE AND THE POSSIBLE LOSS OF SOME OR ALL OF THE PRINCIPAL INVESTMENT.

--------------------------------------------------------------------------------

THESE  SECURITIES HAVE NOT  BEEN APPROVED OR DISAPPROVED  BY THE SECURITIES AND
 EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY  STATE SECURITIES COMMISSION PASSED  UPON
     THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                                   CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                  Connecticut Mutual Investment Accounts, Inc.

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                     PAGE
                                                                                                                   ---------
Prospectus Summary...............................................................................................          3

    Your Investment..............................................................................................          4

    Alternative Purchase Plan....................................................................................          5

    Your Shareholder Manual......................................................................................          7

    Summary of Investor Expenses.................................................................................          9

Financial Highlights.............................................................................................         10

Investment Objectives and Policies...............................................................................         11

Your Account.....................................................................................................         17

    How to Buy Shares............................................................................................         17

    How to Sell Shares...........................................................................................         20

    How to Exchange Shares.......................................................................................         21

    Investor Services............................................................................................         22

    Transaction Details..........................................................................................         23

Management.......................................................................................................         25

    The Manager and the Subadvisers..............................................................................         25

    Breakdown of Expenses........................................................................................         27

Dividends, Capital Gains and Taxes...............................................................................         29

The Company......................................................................................................         30

    Performance..................................................................................................         31

Risk Factors, Securities and Investment Techniques...............................................................         32

Appendix A: Description of Securities Ratings....................................................................        A-1


                               Prospectus Page 2

                  Connecticut Mutual Investment Accounts, Inc.

                               PROSPECTUS SUMMARY

--------------------------------------------------------------------------------

                   CMIA LIFESPAN CAPITAL APPRECIATION ACCOUNT
                         CMIA LIFESPAN BALANCED ACCOUNT
                    CMIA LIFESPAN DIVERSIFIED INCOME ACCOUNT


THE FOLLOWING SUMMARY IS QUALIFIED IN ITS ENTIRETY BY THE MORE DETAILED INFORMATION APPEARING IN THE BODY OF THIS PROSPECTUS. CROSS-REFERENCES IN THIS SUMMARY REFER TO HEADINGS IN THE BODY OF THE PROSPECTUS.



 INVESTMENT OBJECTIVES                     The Capital Appreciation Account seeks long-term capital appreciation. The Balanced
                                           Account seeks a blend of capital appreciation and income. The Diversified Income
                                           Account seeks high current income, with opportunities for capital appreciation.
 PRINCIPAL INVESTMENTS                     Each LifeSpan Account is a carefully selected and professionally managed diversified mix of equity (stock) and fixed-income (bond) Components that are structured to achieve specific risk and return objectives.
 INVESTMENT MANAGER                        G.R. Phelps & Co., Inc. (G.R. Phelps), an indirect subsidiary of Connecticut Mutual
                                           Life Insurance Company (Connecticut Mutual), with over $2.7 billion in assets under management.
 DISTRIBUTOR                               Connecticut Mutual Financial Services, L.L.C. (CMFS), an indirect subsidiary of
                                           Connecticut Mutual.
 ALTERNATIVE PURCHASE PLAN:                Each Account offers Class A and Class B shares, each with different expense levels and a public offering price that reflects different sales charges.
 / / CLASS A SHARES                        Offered at net asset value plus any applicable sales charge (maximum is 5.00% of public offering price) and subject to Rule 12b-1 fees at the rate of up to 0.25% of the average daily net assets of the Class A shares.
 / / CLASS B SHARES                        Offered at net asset value (a maximum deferred sales charge of 5% of the lesser of the shares' net asset value or the original purchase price is imposed on certain redemptions made within six years of date of purchase) and subject to Rule 12b-1 fees at the rate of up to 1.00% of the average daily net assets of the Class B shares.
 SHARES AVAILABLE THROUGH                  Many brokerage firms nationwide, or directly through the Accounts' distributor CMFS.
 EXCHANGE PRIVILEGES                       Shares of each CMIA LifeSpan Account may be exchanged for shares of the corresponding class of other Accounts in the Company without a sales charge.
 DIVIDENDS AND OTHER
  DISTRIBUTIONS                            Dividends will be paid semi-annually for the Capital Appreciation and Balanced
                                           Accounts and monthly for the Diversified Income Account from available net investment income. All realized net capital gains, if any, will be distributed at least annually.
 DIVIDEND REINVESTMENT                     Distributions may be reinvested in shares of the same class of an Account or of the corresponding class of other accounts in the Company (except Connecticut Mutual
                                           Liquid Account) automatically without a sales charge.


                               Prospectus Page 3

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

 FIRST PURCHASE                            $1000 minimum ($250 for IRAs and reduced amounts for certain other retirement plans).
                                           Automatic Investment Plans may be established without regard to a minimum initial investment.
 SUBSEQUENT PURCHASES                      $50 minimum.
 OTHER FEATURES:

 / / CLASS A SHARES                        Statement of Intention; Quantity Discounts; Rights of Accumulation; Reinstatement
                                           Privilege; Systematic Withdrawal Plan; Automatic Investment Plan; Dollar Cost
                                           Averaging Program; Automatic Dividend Diversification.

 / / CLASS B SHARES                        Automatic Investment Plan; Dollar Cost Averaging Program; Automatic Dividend
                                           Diversification; Systematic Withdrawal Plan.


--------------------------------------------------------------------------------

YOUR INVESTMENT


THE ACCOUNTS. Each LifeSpan Account is a diversified series of the Company, a registered open-end management investment company. Each Account's shares are available through broker-dealers that have entered into agreements to sell shares with the Accounts' distributor, CMFS. Shares also may be acquired directly through CMFS or through exchanges of shares of the other Accounts in the Company. See "Your Shareholder Manual," "Your Account -- How to Buy Shares and -- How to Exchange Shares." Shares may be redeemed either through broker-dealers or National Financial Data Services (Transfer Agent). See "Your Shareholder Manual" and "How to Sell Shares."


INVESTMENT MANAGER. G.R. Phelps (Manager) is the investment manager and administrator for each of the Accounts. G.R. Phelps provides investment management and/or administrative services to all of the Accounts in the Company as well as other mutual funds and institutional clients. G.R. Phelps is an indirect subsidiary of Connecticut Mutual Life Insurance Company (Connecticut Mutual) and has been a registered investment adviser since 1976. Connecticut Mutual is the sixth oldest life insurance company in the United States, and the oldest life insurance company in Connecticut.


The Manager has engaged three Subadvisers to assist in the selection of portfolio investments for three of the Components. Scudder, Stevens & Clark, Inc. (Scudder, Stevens), the Sub-adviser to the International Component, has been providing investment counseling services for over 70 years and had over $90 billion in assets under management as of May 31, 1995. BEA Associates, the Subadviser to the High Yield Bond Component, has been providing fixed income and equity management services to institutional clients since 1984. As of May 31, 1995, BEA Associates had over $25 billion in assets under management. Pilgrim Baxter & Assoc. Ltd. (Pilgrim Baxter), the Subadviser to the Small Cap Component, was established in 1982 and had over $4 billion in assets under management as of May 31, 1995. See "Management."


INVESTMENT STRATEGY OF THE LIFESPAN ACCOUNTS. Each LifeSpan Account is a carefully selected and professionally managed diversified mix of equity (stock) and fixed-income (bond) Components that are structured to achieve certain risk and return objectives. There is a normal percentage of each LifeSpan Account that is allocated between the broad equity class of investments and the broad fixed-income class of investments. The Accounts' normal allocations generally correlate to different levels of investment risk and return. In determining normal asset allocations, the Manager has looked at broad market and economic variables such as inflation and interest rates and has used the information to determine the overall mix of each Account's assets between the two general asset classes: broad equity class and broad fixed-income class. Equity securities have the potential to outperform fixed-income securities over the long-term. Equity securities have the greatest potential for growth of capital, yet are generally the most volatile of the two broad asset types. Fixed-income securities sometimes move in the opposite direction of equity securities and may provide investment balance to an Account. Additionally, fixed-income securities can provide regular income to investors. The risks of each broad asset class will vary.

                               Prospectus Page 4

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

The Manager will diversify the broad equity class of each Account by allocating the Account's portfolio of equity securities among four Components: international stocks, value/growth stocks, growth and income stocks, and small-capitalized growth stocks. Each Component in the broad equity class is also permitted to invest a portion of its assets in fixed-income securities when the Subadviser determines that increased flexibility in portfolio management is required to enhance appreciation or income. The Manager will diversify an Account's broad fixed-income class by allocating an Account's portfolio of fixed-income securities among three Components: government and corporate bonds, high yield/high risk bonds and short-term bonds. These Components have been selected because the Manager believes that this additional level of asset diversification will provide each Account with the potential for higher returns with lower overall volatility.

RISK FACTORS. There is no assurance that any Account will achieve its investment objective. Each Account's net asset value will change reflecting fluctuations in the market value of its portfolio positions. Each Account's portfolio of fixed income securities will generally fluctuate inversely with changes in interest rates. Investments by an Account in lower rated securities involve greater risk of default and price volatility than higher rated obligations. Also, investments by an Account in foreign securities involve risks not normally associated with U.S. securities relating to political and economic developments and differences in the regulations to which U.S. and foreign issuers are subject. Foreign denominated foreign securities also involve risk of adverse changes in foreign currency exchange rates. An Account's participation in currency transactions, options and futures transactions and investment in certain derivative instruments also involve special risks and transaction costs. For additional information about the risks of investing in the Accounts, see "Risk Factors, Securities and Investment Techniques."


EXPENSES. The Capital Appreciation Account, the Balanced Account and the Diversified Income Account each pay G.R. Phelps an investment management fee based on the average daily net assets of the Account, at the annualized rate of
 .85%, .85% and .75%, respectively. The Manager pays out of its own assets the fees to the Subadvisers for the services they provide to the Manager in managing certain Components. See "Management -- The Manager and Subadvisers."


As the Accounts' distributor, CMFS collects the sales charges imposed on purchases of Class A shares and reallows all or a portion of such charges to broker-dealers that have made such sales. In addition, CMFS collects any contingent deferred sales charges (CDSC) that may be imposed on certain redemptions of Class A shares and on redemptions of Class B shares. CMFS also pays broker-dealers upon their sales of Class B shares and pays broker-dealers and other financial institutions ongoing commission payments for servicing shareholder accounts. See "Your Account -- How to Buy Shares." Pursuant to separate distribution plans for each of the Account's Class A and Class B shares adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (1940 Act), each Account may pay CMFS a fee at an annual rate that is a certain percentage of the average daily net assets of the Account's Class A and Class B shares as appropriate, as reimbursement for its expenditures incurred in distributing and servicing Class A shares or Class B shares, respectively.


Each Account pays all expenses not required to be assumed by G.R. Phelps or other agents. From time to time, G.R. Phelps may agree not to impose all or a portion of its advisory fee and/or undertake to pay or reimburse an Account for all or a portion of its expenses not otherwise required to be borne or reimbursed by G.R. Phelps. See "Management -- Breakdown of Expenses."

--------------------------------------------------------------------------------


ALTERNATIVE_ PURCHASE_ PLAN



Each Account offers investors two classes of shares. The primary distinction between the two classes of shares lies in their sales charge structures and ongoing expenses. See "Summary of Investor Expenses." Each class bears the separate expenses of its Rule 12b-1 plan and its transfer agency fees and expenses. Each class has a separate exchange privilege. See "How to Exchange Shares" and "The Company." Class A and Class B shares of an Account represent interests in the same portfolio of investments of that Account and have the same rights, except as noted. Each class has exclusive voting rights with respect to its Rule 12b-1 plan. Dividends and other distributions paid by each


                               Prospectus Page 5

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

Account with respect to its Class A and Class B shares are calculated in the same manner and at the same time. The per share dividends on Class B shares of an Account will be lower than those on Class A shares of that Account as a result of the higher Rule 12b-1 fees applicable with respect to Class B shares.


CLASS A SHARES. An investor who purchases Class A shares pays a sales charge at the time of purchase. As a result, Class A shares are not subject to any charges when they are redeemed except as described in "How To Buy Shares -- Contingent Deferred Sales Charge -- Class A Shares." Certain purchases of Class A shares qualify for reduced sales charges. See "How To Buy Shares -- Reducing or Eliminating Your Sales Charge -- Class A Shares." Class A shares currently bear a Rule 12b-1 fee at an annual rate of up to 0.25% of the Fund's average net assets attributable to Class A shares.


CLASS B SHARES. Class B shares are sold without an initial sales charge, but are subject to a CDSC of up to 5.00% if redeemed within six years. Class B shares also bear a higher Rule 12b-1 fee than Class A shares, currently at an annual rate of up to 1.00% of the Fund's average net assets attributable to Class B shares. Class B shares will automatically convert into Class A shares, based on relative net asset value, eight years after purchase. See "How To Buy Shares -- Purchasing Class B Shares."


CHOOSING AN ALTERNATIVE. Over time, the cumulative expense of the 1.00% annual Rule 12b-1 fees of the Class B shares will approximate or exceed the expense of the applicable 5.00% maximum initial sales charge plus the 0.25% Rule 12b-1 fees of the Class A shares. If you expect to maintain your investment in an Account over the long-term but do not qualify for a reduced sales charge, you might elect to purchase Class A shares. Class B investors, however, enjoy the benefit of permitting all their dollars to work from the time the investments are made. Any positive investment return on this additional invested amount would partially or wholly offset the higher annual expenses borne by Class B shares. Because the timing and amount of the Accounts' future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved. Class B shareholders pay a CDSC if their shares are redeemed during the first six years after purchase, unless a sales charge waiver applies. If you expect to redeem Class B shares during this period, you should consider the cost of the applicable CDSC in addition to the annual Class B Rule 12b-1 fees.



MAXIMUM INVESTMENTS. Class B share purchases over $500,000 will be treated as purchases of Class A shares or declined.



REDUCED SALES CHARGES. Class A share purchases over $500,000 and Class A share purchases made under an Account's reduced sales charge plans may be made at a lower initial sales charge. See "Your Account -- How to Buy Shares" for a complete list of reduced sales charges applicable to Class A purchases.



WAIVERS OF SALES CHARGES. The entire initial sales charge on Class A shares of an Account may be waived for certain eligible purchasers and these purchasers' entire purchase price would be immediately invested in an Account. The CDSC may be waived upon redemption of certain Class B shares. If you are eligible for complete waivers of the initial sales charge you should purchase Class A shares. See "Your Account -- How to Buy Shares" for a complete list of initial sales charge waivers applicable to Class A purchases and CDSC waivers applicable to Class B purchases. A 1.00% CDSC is imposed on certain redemptions of Class A shares on which no initial sales charge was assessed.



The CDSC on the Class B shares and the initial sales charge on the Class A shares are both intended to compensate CMFS and selling broker-dealers for their distribution services. Broker-dealers may receive different levels of compensation for selling a particular class of shares of an Account.



See "Your Account" for a more complete description of the sales charges, Rule 12b-1 fees and investor services applicable to shares of the Accounts.


                               Prospectus Page 6

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

YOUR SHAREHOLDER MANUAL

                                                              INITIAL     SUBSEQUENT
MINIMUM INVESTMENTS                                         INVESTMENT*   INVESTMENT
------------------------------------------------------------------------------------

/ / Automatic Investment Plans                                 $    0         $50

/ /IRAs and other tax qualified plans; deferred
   compensation plans                                          $  250         $50

/ / All other purchases                                        $1,000         $50

* Minimums may be waived for certain automated payroll deduction plans.


 BUYING SHARES           TO OPEN AN ACCOUNT          TO ADD TO AN ACCOUNT
 ----------------------------------------------------------------------------
 BY MAIL            / /Complete and sign the     / /Make your check payable
                    application.                 to "CMIA." Indicate your
                     Make your check payable to     account number on your
                       "CMIA."                      check and mail to the
                     Mail to CMIA, P.O. Box         address printed on your
                       419694                       account statement.
                     Kansas City, MO 64179-0938.

                                                 / /Exchange by mail: call
                                                 1-800-322-CMIA (select
                                                    option "2") for
                                                    instructions.
 ----------------------------------------------------------------------------
 BY WIRE            / /Call 1-800-322-CMIA by    / /Call 1-800-322-CMIA by
                    12:00 noon Eastern Time on   12:00 noon Eastern Time on
                       the day of investment to     the day of investment to
                       set up your account and      arrange a wire
                       arrange a wire               transaction.
                       transaction.

                    / /Wire by 4:00 p.m. Eastern / /Wire by 4:00 p.m. Eastern
                    Time to:                     Time to:
                     State Street Bank and Trust  State Street Bank and Trust
                    Company                      Company
                     Bank Routing # 011000028     Bank Routing # 011000028
                     NFDS Account # 99042129      NFDS Account # 99042129
                     Specify Account name, class  Specify Account name, class
                    of shares and include your    of shares and include your
                    name and account number.      name and account number.
 ----------------------------------------------------------------------------
 BY PHONE           / /Exchange from another     / /Exchange from another
 1-800-322-CMIA     account in the same class    account in the same class
 (select option        with the same                with the same
 "2")                  registration, including      registration, including
                       name, address and            name, address and
                       taxpayer ID number.          taxpayer ID number.
 ----------------------------------------------------------------------------
 AUTOMATICALLY      / /You may not open an       / /Establish an Automatic
                    account automatically, but   Investment Plan or Dollar
                       you may complete and sign    Cost Averaging Investment
                       an application; make your    Program. Sign up for
                       check payable to CMIA;       these services when
                       and mail to the address      opening your account by
                       indicated on the             completing Section 9 on
                       application.                 the enclosed application,
                                                    or call 1-800-322-CMIA
                                                    for information about
                                                    adding these services to
                                                    your account or complete
                                                    an Automatic Investment
                                                    Plan application.


                               Prospectus Page 7

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

 SELLING SHARES     ACCOUNT TYPE                 SPECIAL REQUIREMENTS
 ----------------------------------------------------------------------------
 BY MAIL            / /Individual, Joint Tenant, / /The letter of instruction
 Each redemption    Sole Proprietorship, UGMA,   must be signed by all
 request is limited    UTMA                         persons required to sign
 to $50,000 unless                                  for transactions, exactly
                                                    as their names appear on
                                                    the account.
 you have provided
 a signature        / /Retirement Account        / /The account owner should
 guarantee.                                      complete a retirement
                                                    distribution form. Call
                                                    1-800-322-CMIA to request
                                                    one.
                    / /Trust                     / /The trustee must sign the
                                                 letter indicating capacity
                                                    as trustee. If the
                                                    trustee's name is not in
                                                    the account registration,
                                                    provide a copy of the
                                                    trust document certified
                                                    within the last 60 days.
                    / /Business or Organization  / /At least one person
                                                 authorized by corporate
                                                    resolution to act on the
                                                    account must sign the
                                                    letter. Include a
                                                    corporate resolution with
                                                    corporate seal or a
                                                    signature guarantee.
                    / /Executor, Administrator,  / /Call 1-800-322-CMIA for
                    Conservator, Guardian           instructions.
 ----------------------------------------------------------------------------
 BY PHONE           / /All account types except  / /Minimum request: $500,
 1-800-322-CMIA        retirement                unless closing an account.
                                                    Limited to $50,000 per
                                                    day.
 (select option     / / All account types        / /You may exchange to the
 "2")                                            same class of other Accounts
                                                    if both accounts are
                                                    registered with the same
                                                    name(s), address and
                                                    taxpayer ID number.
 ----------------------------------------------------------------------------
 BY WIRE            / /All account types except  / /Minimum wire: $1,000.
                       retirement
                                                 / /Each redemption request
                                                 is limited to $50,000 unless
                                                    you have provided a
                                                    signature guarantee.
                                                 / /A voided check and your
                                                 signature, which must be
                                                    signature guaranteed,
                                                    must accompany a wire
                                                    redemption request unless
                                                    you elected Telephone
                                                    Redemption on the initial
                                                    application.
                                                 / /Your wire redemption
                                                 request must be received
                                                    before 4:00 p.m. Eastern
                                                    time for money to be
                                                    wired on the next
                                                    business day.


                               Prospectus Page 8

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

SUMMARY OF INVESTOR EXPENSES


The following table lists Shareholder Transaction Expenses and estimated Annual Operating Expenses for the current fiscal year related to an investment in Class A and Class B shares of each Account.



                                                  CAPITAL
                                               APPRECIATION                             DIVERSIFIED
                                                  ACCOUNT        BALANCED ACCOUNT     INCOME ACCOUNT
                                             -----------------   -----------------   -----------------
                                              CLASS     CLASS     CLASS     CLASS     CLASS     CLASS
                                                A         B         A         B         A         B
                                             -------   -------   -------   -------   -------   -------
 SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)......     5.00%     None      5.00%     None      5.00%     None
 Deferred Sales Load
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)..............................     None(1)   5.00%     None(1)    5.00%    None(1)    5.00%
 Exchange Fee(2)...........................     None      None      None      None      None      None
 ANNUAL OPERATING EXPENSES OF EACH ACCOUNT
  (estimated as a percentage of average net
  assets)
 Management Fees...........................      .85%      .85%      .85%      .85%      .75%      .75%
 12b-1 Fees................................      .25%     1.00%      .25%     1.00%      .25%     1.00%
 Other Expenses (net of limits)(3).........      .45%      .45%      .45%      .45%      .50%      .50%
 TOTAL ANNUAL OPERATING EXPENSES OF EACH
  ACCOUNT (net of limits)..................     1.55%     2.30%     1.55%     2.30%     1.50%     2.25%


---------


         (1)
  Purchases in amounts of $500,000 or more are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1.00% if such shares are redeemed within 12 months after the calendar month of purchase. See "How to Buy Shares -- Contingent Deferred Sales Charge -- Class A Shares."

         (2)
  All exchanges in excess of 12 exchanges in a 12-month period are subject to an exchange fee of 0.75% of the net asset value of the shares redeemed. See "How to Exchange Shares."


         (3)
  G.R. Phelps has temporarily agreed to limit or otherwise absorb each Account's operating expenses except taxes and interest on borrowed money, if any, to limit the operating expenses of the Capital Appreciation and Balanced Accounts to 1.55% and 2.30% of each of such Account's average daily net assets attributable to Class A shares and Class B shares, respectively, and to 1.50% and 2.25% of such assets of the Diversified Income Account. In the absence of such an agreement by G.R. Phelps, the estimated Total Annual Operating Expenses of the Capital Appreciation Account, Balanced Account and Diversified Income Account for the current fiscal year would be 2.50%, 3.25%, 1.74%, 2.49%, 1.71% and 2.46% of net assets attributable to Class A and Class B shares, respectively.


   EXAMPLE: Assuming that an Account's annual return is 5% and that its operating expenses are exactly as described above, if you closed your account after the number of years indicated below, for every $1,000 invested, your investment would bear the following amounts in total expenses:


                                                                               CAPITAL                 DIVERSIFIED
                                                                             APPRECIATION   BALANCED     INCOME
                                                                               ACCOUNT      ACCOUNT      ACCOUNT
                                                                             ------------   --------   -----------

CLASS A SHARES
    After 1 year...........................................................      $ 65         $ 65         $ 65
    After 3 years..........................................................      $ 96         $ 96         $ 95

CLASS B SHARES
  ASSUMING COMPLETE REDEMPTION AT END OF PERIOD
    After 1 year...........................................................      $ 73         $ 73         $ 72
    After 3 years..........................................................      $112         $112         $110
  ASSUMING NO REDEMPTION
    After 1 year...........................................................      $ 23         $ 23         $ 23
    After 3 years..........................................................      $ 25         $ 25         $ 24


                               Prospectus Page 9

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.


The purpose of the above table and Example is to summarize the aggregate expenses of Class A and Class B shares of each Account and to assist investors in understanding the various costs and expenses that investors in an Account will bear directly or indirectly. See "Breakdown of Expenses." THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


Shareholders should be aware that an Account's payment of distribution fees may result in long-term shareholders indirectly paying more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. (NASD).

--------------------------------------------------------------------------------


                             FINANCIAL_ HIGHLIGHTS


--------------------------------------------------------------------------------


The following information for the period from May 1, 1995 (Inception) to August 31, 1995 relates to Class A shares and has been derived from the Accounts' unaudited financial statements as of August 31, 1995 which are included in the Statement of Additional Information. No financial highlights exist for Class B shares.



Selected data for a Class A share of capital stock outstanding throughout the period:


                                                           DISTRIBUTIONS                                RATIO OF     RATIO OF NET
                             DIVIDENDS    NET REALIZED       FROM NET       NET ASSET    NET ASSET     OPERATING      INVESTMENT
                    NET       FROM NET    & UNREALIZED       REALIZED       VALUE AT     VALUE AT     EXPENSES TO      INCOME TO
PERIOD ENDED     INVESTMENT  INVESTMENT    GAIN (LOSS)        GAIN ON       BEGINNING       END         AVERAGE         AVERAGE
AUGUST 31          INCOME      INCOME    ON INVESTMENTS     INVESTMENTS     OF PERIOD    OF PERIOD   NET ASSETS(B)   NET ASSETS(B)
---------------  ----------  ----------  ---------------  ---------------  -----------  -----------  --------------  -------------

CAPITAL
APPRECIATION
ACCOUNT
  1995(a)         $  .09      $ (.05)       $     .83        $    -         $   10.00    $   10.87         1.55%           2.68%
BALANCED
ACCOUNT
  1995(a)         $  .12      $ (.06)       $     .66        $    -         $   10.00    $   10.72         1.55%           3.59%
DIVERSIFIED
INCOME
ACCOUNT
  1995(a)         $  .18      $ (.17)       $     .30        $    -         $   10.00    $   10.31         1.50%           5.26%

                                 NET ASSETS
                                  AT END OF
                                   PERIOD        ANNUAL
PERIOD ENDED       PORTFOLIO         (IN          TOTAL
AUGUST 31           TURNOVER     THOUSANDS)     RETURN(C)
---------------  --------------  -----------  -------------
CAPITAL
APPRECIATION
ACCOUNT
  1995(a)            64.27%       $  28,837          9.25%
BALANCED
ACCOUNT
  1995(a)            81.69%       $  37,689          7.83%
DIVERSIFIED
INCOME
ACCOUNT
  1995(a)            50.19%       $  22,156          4.81%



(a)_For the period from May 1, 1995 (Inception) to August 31, 1995


(b)_Annualized


(c)_Annual total returns do not include the effect of sales charges


                               Prospectus Page 10

                  Connecticut Mutual Investment Accounts, Inc.

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------


The Company offers a broad range of investment alternatives through a variety of mutual funds, three of which are offered by means of this Prospectus (Accounts or CMIA LifeSpan Accounts). Each CMIA LifeSpan Account has its own investment objective and policies which are designed to meet specific investment goals. There can be no guarantee, however, that the CMIA LifeSpan Accounts will meet their investment goals. The Manager of each CMIA LifeSpan Account is G.R. Phelps, an indirect subsidiary of Connecticut Mutual Life Insurance Company (Connecticut Mutual). The Manager has engaged Scudder, Stevens & Clark, Inc. (Scudder, Stevens), Pilgrim Baxter & Assoc. Ltd. (Pilgrim Baxter) and BEA Associates as subadvisers to assist in the investment management of three components of these CMIA LifeSpan Accounts. See "Management -- The Manager and Subadvisers."


CAPITAL APPRECIATION ACCOUNT seeks long-term capital appreciation.

BALANCED ACCOUNT seeks a blend of capital appreciation and income.

DIVERSIFIED INCOME ACCOUNT seeks high current income, with opportunities for capital appreciation.

THE CMIA LIFESPAN ACCOUNTS
The CMIA LifeSpan Accounts are asset allocation funds. Such funds have been a basic tool of investment professionals and are differentiated by the use of investment management strategies and techniques that range from the least aggressive to the most aggressive. The CMIA LifeSpan Accounts offer you a convenient way to own a diversified professionally managed portfolio tailored to your specific investment goals. While your age is a factor, it is not necessarily the determinative factor in choosing to invest in one of the CMIA LifeSpan Accounts. Your investment goals, such as buying a home, educating your children, caring for aging parents or saving for retirement all determine the appropriate asset allocation that you seek and the associated expectation of risk and return.

The CAPITAL APPRECIATION ACCOUNT is designed for the investor willing and able to take higher risks in the pursuit of long-term capital appreciation. Such investors generally have many years until retirement, are relatively young and have a long-term investment plan and/or discretionary assets. The BALANCED ACCOUNT offers a blend of capital appreciation and income for the investor seeking diversification while maintaining a balance between growth and income. Investors in the Balanced Account tend to have a middle career profile or are mid-life in the life cycle and may be saving for their children's education, their elderly parents' care or both. The DIVERSIFIED INCOME ACCOUNT is expected to be the least volatile of the three CMIA LifeSpan Accounts designed for the investor with a lower tolerance for risk. Investment in the Diversified Income Account is intended for those further along in the life cycle or closer to retirement and seeking higher income from their investments. This Account may also be a suitable investment for young adults saving for a home or others who have cash flow requirements over a short-term time horizon.

INVESTMENT STRATEGY OF THE LIFESPAN ACCOUNTS
Each LifeSpan Account is a carefully selected and professionally managed diversified mix of equity (stock) and fixed-income (bond) Components that are structured to achieve certain risk and return objectives. There is a normal percentage of each LifeSpan Account that is allocated between the broad equity class of investments and the broad fixed-income class of investments. See the chart on page 13. This allocation or asset mix is determined by the Manager to be the optimal combination of stocks and bonds that produces diversification of risk and potential return for three distinct investment objectives: capital appreciation, a blend of capital appreciation and current income, or high current income with lesser opportunities for capital appreciation.

The Accounts' normal allocations generally correlate to different levels of investment risk and return. In determining normal asset allocations, the Manager has looked at broad market and economic variables such as inflation and interest

                               Prospectus Page 11

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
rates and has used the information to determine the overall mix of each Account's assets between the two general asset classes: broad equity class and broad fixed-income class. Equity securities have the potential to outperform fixed-income securities over the long-term. Equity securities have the greatest potential for growth of capital, yet are generally the most volatile of the two broad asset types. Fixed-income securities sometimes move in the opposite direction of equity securities and may provide investment balance to an Account. Additionally, fixed-income securities can provide regular income to investors. The risks of each broad asset class will vary.

The normal asset allocation represents the way each Account's investments will generally be allocated over the long-term. As market and economic conditions change, however, the Manager may adjust the asset mix between the broad equity and broad fixed-income classes within a normal asset allocation range as long as the relative risk and return characteristics of the three Accounts remain distinct and each Account's investment objective is preserved. The Manager will review normal allocations between broad equity and broad fixed-income investments quarterly and will rebalance, if necessary, at that time. Additional adjustments may be made if an asset allocation shift of 5% or more is warranted. The Manager will diversify the broad equity class of each Account by allocating the Account's portfolio of equity securities among four Components: international stocks, value/growth stocks, growth and income stocks and small-capitalized growth stocks (Small Cap). Each Component in the broad equity class is also permitted to invest a portion of its assets in fixed-income securities when the Subadviser determines that increased flexibility in portfolio management is required to enhance appreciation or income. The Manager will diversify an Account's broad fixed-income class by allocating an Account's portfolio of fixed-income securities among three Components: government and corporate bonds, high yield/high risk bonds and short-term bonds. There is no requirement that the Manager allocate an Account's assets among all Components at all times. These Components have been selected because the Manager believes that this additional level of asset diversification will provide each Account with the potential for higher returns with lower overall volatility. Each Account's normal allocation is shown in the chart below.

--------------------------------------------------------------------------------

                                                   CAPITAL APPRECIATION                                DIVERSIFIED INCOME
                                                         ACCOUNT               BALANCED ACCOUNT             ACCOUNT
                                                --------------------------  ----------------------  ------------------------
                                                    NORMAL                    NORMAL                   NORMAL
ASSET CLASS                                       ALLOCATION       RANGE    ALLOCATION     RANGE     ALLOCATION      RANGE
----------------------------------------------  ---------------  ---------  -----------  ---------  -------------  ---------
BROAD EQUITY                                             80%        70-90%         60%      50-70%          25%       15-35%
  COMPONENT
    International                                        20%        15-25%         15%       5-20%           0%           0%
    Value/Growth                                         20%        15-30%         15%      10-25%           0%           0%
    Growth/Income                                        20%        15-30%         15%      10-25%          25%       15-35%
    Small Cap                                            20%        15-25%         15%       5-20%           0%           0%
FIXED-INCOME                                             20%        10-30%         40%      30-50%          75%       65-85%
  COMPONENT
    Government/Corporate                                 10%         5-15%         15%      10-25%          35%       30-45%
    High Yield/High Risk Bonds                           10%         5-15%         15%       5-20%          15%        5-20%
    Short Term Bonds                                      0%            0%         10%       5-20%          25%       15-30%

--------------------------------------------------------------------------------

All percentage limitations are applied at the time of purchase. The Manager may rebalance the asset allocations quarterly to realign them in response to market conditions. Once the Manager has determined the weighting of the general asset classes and the Components of each Account, the Manager or the respective Subadviser will then select the individual securities to be included in each Component. Each Subadviser will manage the portion of an Account's assets in the particular Component assigned to it by the Manager. As of the date of this Prospectus, the Manager has assigned the management of the Components as follows:

SUBADVISER               COMPONENT OF INVESTMENTS
-------------------  --------------------------------
Scudder, Stevens     International Stocks
Pilgrim Baxter       Small Cap Stock
BEA Associates       High Yield/High Risk Bonds

                               Prospectus Page 12

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

The Manager will manage the remaining Components using its own investment management personnel. See "Management -- The Manager and Subadvisers" for additional information.

THE BROAD EQUITY CLASS

Each CMIA LifeSpan Account will invest those assets which are allocated to the broad equity class among four Components each of which invests principally in equity securities but which differ with respect to capitalization, country and investment style. The four Components in the broad equity class are expected from time to time to have a portion of their assets in fixed-income securities.


EQUITY SECURITIES GENERALLY. While equity securities have historically experienced a higher level of volatility risk than fixed-income securities, they have also historically produced higher levels of total return. Longer term, investors with diversified stock portfolios have a higher probability of achieving their investment goals with lower levels of volatility than those who have not diversified. Diversification can be achieved through active equity management strategies. A growth oriented strategy generally involves buying companies with rapidly growing sales, earnings or cash flows which are enhancing their value by reinvesting profits in the company. A value oriented strategy focuses on securities selling at low prices relative to current, normal or discounted future earnings. A value strategy could also focus on companies with above-average yields, or those that are able to maintain and increase dividend payments. A growth and income strategy generally seeks to achieve returns through price appreciation and dividend income of companies with a higher than average market dividend yield and a history of stable and growing dividend payments.

Diversification across the broad equity class will be achieved using a series of Components, whose management strategies and investments are noted as follows.

INTERNATIONAL COMPONENT. This Component seeks long-term growth of capital primarily through a diversified portfolio of marketable international equity securities. The international Component invests in companies based outside of the United States. The international Component intends to allocate investments among several countries (usually between 8-12), primarily those included in the Morgan Stanley Capital International (MSCI) Europe, Australia and Far East
(EAFE) Index and Canada. In addition, the Component may invest up to 25% of its assets in equity and debt securities of companies based in emerging countries. The Subadviser considers emerging countries to include any country that is defined as an emerging or developing economy by the International Bank for Reconstruction and Development, the International Finance Committee, the United Nations or its authorities, or the MSCI Emerging Markets Index. Stocks are purchased on the basis of fundamental and valuation criteria, which include the integration of three analytical disciplines. Global themes, identifying attractive economic sectors and industries; country analysis, assessing opportunities through quantitative and qualitative analysis; and unique situations, are used to identify companies with exceptional growth opportunities. Issues are sold because of changing fundamentals, overvaluation, performance issues, or better relative opportunities. International securities further diversify a portfolio's equity holdings and can help to reduce overall portfolio volatility. The U.S. investor benefits from exposure to international equity securities and foreign economies, which may be influenced by distinctly different factors impacting a country's rate of economic growth, interest rate structure, currency, industry and local stock market environment. In addition, investments in the non-U.S. equity markets allow for further diversification as many countries and regions have risk/reward characteristics and market performance that are not highly correlated to each other or to the U.S. market. International investments, however, particularly in emerging countries, are subject to special risks not generally present in domestic equity investments. See "Risk Factors, Securities and Investment Techniques -- International Securities." In appropriate circumstances, such as when a direct investment by the Component in the securities of a particular country cannot be made or when the securities of an investment company are more liquid than the underlying portfolio securities, the Component may, consistent with the provisions of the Investment Company Act of 1940, as amended (1940 Act), invest in the securities of closed-end investment companies that invest in foreign securities. Since the Component's shareholders would be subject to additional fees, including management fees, for any assets so invested, the Subadviser will invest in such closed-end investment companies only where, in its opinion, the potential returns justify incurring the additional expense. A portion of the Component's investments may be held in

                               Prospectus Page 13

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
cash and short-term instruments. Current income is not a primary consideration but income may be enhanced from time to time by investing a portion of the Component's assets in corporate bonds and government securities of foreign issuers.

VALUE/GROWTH COMPONENT. This Component seeks to achieve long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better than anticipated earnings. Realization of current income is not a primary consideration in stock selection. Investments for the value/growth Component are chosen using a highly disciplined and quantitatively oriented investment management strategy in combination with fundamental securities analysis. Stocks with low price-earnings ratios are often out of favor in the market. When an out-of-favor company demonstrates better earnings than what most analysts were expecting (referred to as a favorable earnings surprise), an upward revaluation of both earnings expectations and the price-earnings multiple often results, causing the stock price to outperform the market averages. When the price-earnings ratio of a stock held by the value/growth Component moves significantly above the multiple of the overall stock market, or the company reports a meaningful earnings disappointment, the stock becomes a candidate for sale. The Subadviser to the value/growth Component may also invest a portion of the Component's assets in international equities when the Subadviser determines that opportunities exist in the international markets that will assist in achieving the Component's investment objective. Such investments will be limited to 15% of the Subaccount's total assets and to those issuers which generally have a substantial portion of their business in the United States, and to ADRs. See "Risk Factors, Securities and Investment Techniques -- International Securities" for a discussion of the risks of investing in international securities. A portion of the Component's assets may be held in cash and in short-term investments.

GROWTH/INCOME COMPONENT. This Component seeks to enhance each Account's total return through capital appreciation and dividend income by investing primarily in common stocks with low price-earnings ratios, better-than-anticipated earnings and better than market average dividend yields. Investments are selected using a highly disciplined and quantitatively oriented investment management strategy. Stocks with low price-earnings ratios (below the price-earnings ratio of the S&P 500 Index), favorable earnings surprises and above-average yields are identified by the Manager who uses fundamental securities analysis to select individual stocks for purchase in this Component. When the price-earnings ratio of a stock held by the Component moves significantly above the multiple of the overall stock market, or the company reports a meaningful earnings disappointment, or when the yield drops significantly below the market yield, stocks in this Component will normally be sold. The Subadviser to the growth/income Component may also invest a portion of the Component's assets in international equities when the Subadviser determines that opportunities exist in the international markets that will assist in achieving the Component's investment objective. Such investments will be limited to 15% of the Subaccount's total assets and to those issuers which generally have a substantial portion of their business in the United States, and to ADRs. See "Risk Factors, Securities and Investment Techniques -- International Securities" for a discussion of the risks of investing in international equity securities. In order to enhance the growth/ income Component's potential for total return by providing maximum investment flexibility to the Subadviser, a portion of the growth/income Component's investments may be held in investment grade or below investment grade convertible securities and in corporate bonds and U.S. Government securities. A portion of the Component's assets may also be held in cash and short-term instruments.

SMALL CAP COMPONENT. This Component seeks long-term growth of capital by investing primarily in equity securities of companies with relatively small market capitalizations, typically between $250 million to $1.5 billion. Current income is a secondary consideration. When selecting individual securities for the Component's portfolio, the Subadviser seeks companies which have an outlook for strong growth in earnings and the potential for significant capital appreciation, particularly in industry segments that are experiencing rapid growth. Securities will be sold when the Subadviser believes that anticipated appreciation is no longer probable and that alternative investments offer superior appreciation prospects, or the risk of a decline in market price is too great. Historical results tend to confirm the benefits of investing in companies with small capitalizations. Capitalization is the aggregate value of a company's stock, or its price per share times the number of shares outstanding. Smaller capitalization companies are

                               Prospectus Page 14

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
generally represented in new or rapidly changing industries. They may offer more profit opportunity in growing industries and during certain economic conditions than do large and medium sized companies. However, smaller capitalization companies also involve special risks. Often, liquidity and overall business stability of a small capitalization company may be less than that associated with larger capitalized companies. Small capitalization stocks frequently involve smaller, rapidly growing companies with high growth rates, negligible dividend yields and extremely high levels of volatility. However, diversification by market capitalization improves profit potential, and serves as a means for reducing volatility of equity securities overall. A portion of the small cap Component's investments may also be held in cash and short-term instruments.

THE BROAD FIXED-INCOME CLASS

Each CMIA LifeSpan Account will invest those assets which are allocated to the broad fixed-income class among three Components each of which invests in an array of fixed-income securities.



FIXED-INCOME SECURITIES GENERALLY. Fixed-income securities, in general, offer a fixed stream of cash flow and may provide good to moderate relative total return benefits over time. The diversified approaches to bond management are partly, but not completely, analogous to strategies in managing equities. Most bond investments focus on generating income, while the potential for capital appreciation is a secondary objective. The bond markets provide diversification benefits to a holder of equity securities depending upon the characteristics of the bonds comprising the broad fixed-income class of each Account. In addition to sector and quality characteristics, the bond market allows for diversification by maturity across the yield curve, I.E., short term (0 to 3 years); intermediate term (3 to 10 years); and long term (10+ years). The value of fixed-income securities generally fluctuates inversely with changes in interest rates and other market and credit factors as well. See "Risk Factors, Securities and Investment Techniques -- Fixed-Income Securities -- General."


U.S. GOVERNMENT SECURITIES. U.S. Government securities may provide opportunities for income with minimal credit risk. U.S. Treasury securities are considered the safest of all Government securities. U.S. Government securities are high quality instruments issued or guaranteed as to principal and interest by the U.S. Government or by an agency or instrumentality of the U.S. Government. U.S. government securities are, however, not immune from the market risk of principal fluctuation associated with rising interest rates. See "Risk Factors, Securities and Investment Techniques -- U.S. Government Securities" for a discussion of the types of securities, including mortgage-backed securities, in which the Accounts may invest.

CORPORATE BONDS. Investment in corporate bonds may provide relatively higher levels of current income. These bonds are used by U.S. and foreign corporate issuers to borrow money from investors. Corporate bonds have varying degrees of quality and varying degrees of sensitivity to changes in interest rates. The value of these investments fluctuates based on changes in interest rates and in the underlying credit quality of the bond issuers represented in the portfolio.

HIGH YIELD/HIGH RISK BONDS. These corporate and government obligations are included in the broad fixed-income class to provide opportunities for higher levels of current income. High yield/ high risk bonds (often called junk bonds) are generally regarded as those rated below Baa by Moody's Investor Service, Inc. (Moody's) or BBB by Standard & Poor's Rating Group (S&P) or, if unrated, determined by the Subadviser to be of comparable credit quality. High yield bonds are also considered "hybrid" securities because they can be constructed with a bias toward income or with an orientation toward appreciation. High yield bonds of small, young, growing companies emerging from bankruptcy or reorganization may tend to exhibit characteristics of growth stocks. See "Risk Factors, Securities and Investment Techniques -- Fixed-Income Securities -- High Yield/ High Risk Bonds" for a discussion of the risks of investing in these securities.

Diversification across the broad fixed-income class will be achieved through a series of Components, whose investment and management strategies are noted as follows:

GOVERNMENT/CORPORATE COMPONENT. This Component seeks current income and the potential for capital appreciation by investment primarily in fixed-income debt securities, including investment grade corporate debt obligations of foreign and U.S. issuers and securities issued by the U.S. Government and its agencies and instrumentalities and by foreign governments. Though the government/

                               Prospectus Page 15

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
corporate Component may invest in securities with maturities across the entire slope of the yield curve, including long bonds (10+ years), intermediate notes (3 to 10 years) and short term notes (1 to 3 years), the Manager expects to maintain characteristics of an intermediate average maturity and duration. In assessing maturity, the Manager may take into account pre-payment features. The Manager's investment strategy includes the purchase of bonds that are underpriced relative to other debt securities having similar risk profiles. The Manager utilizes a systematic and disciplined evaluation of a broad array of factors, including maturity, creditworthiness, cash flow certainty and interest rate volatility, and examines yield relationships in relation to trends in the economy, the financial and commodity markets and interest rates. The Component may also invest a portion of its assets in cash and short-term instruments.


HIGH YIELD/HIGH RISK BOND COMPONENT. This Component seeks to earn as high a level of current income as is consistent with the risks associated with high yield investments. See "Risk Factors, Securities and Investment Techniques -- Fixed-Income Securities -- High Yield Bonds." The Component's assets are invested primarily in bonds that are rated BB or lower by S&P or Ba or lower by Moody's or, if not rated, that are deemed by the Subadviser to be of comparable quality. This Component may invest in bonds that are in default. Bonds in default are not making interest or principal payments on the date due. The Subadviser employs an active sector rotational style utilizing all sectors of the high yield market, with an emphasis on diversification to control risk. The Subadviser typically favors higher quality companies in the non-investment grade market, senior debt over junior debt, and secured over unsecured credits. The Subadviser will screen individual securities for such characteristics as minimum yield and issue size, issue liquidity and financial and operational strength. In-depth credit research will then be conducted to arrive at a core group of securities within the high yield universe from which the Component will be constructed. Continuous credit monitoring and adherence to sell disciplines associated with both price appreciation and depreciation will be utilized to achieve the overall yield and price objectives of the Component. The Component may also invest a portion of its assets in cash and short-term instruments.


SHORT-TERM BOND COMPONENT. This Component seeks to obtain a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in debt obligations of foreign and U.S. issuers and securities issued by the U.S. Government and its agencies and instrumentalities and by foreign governments. In doing so, this Component will invest primarily in fixed-income securities generally maturing within five years of date of purchase, or with prepayment or similar features which, in the view of the Manager, give the instrument an average life of five years. It is anticipated that the average dollar weighted maturity of the Component will generally range between two and three years.

The Manager's investment management process incorporates analysis of an issuer's debt service capability, financial flexibility and liquidity, as well as the fundamental trends and the outlook for an issuer and its industry. Credit risk management is also an important factor, particularly in the Manager's internal fixed-income analysis. The Manager conducts intensive credit research, and carefully selects individual issues and broadly diversifies portfolio holdings by industry sector and issuer. The Manager believes that determination of an issue's attractiveness relative to alternative issues and/or valuations within the marketplace are important considerations in its investment decision-making. The Component may also invest a portion of its assets in cash and money market securities.

INVESTMENT RESTRICTIONS. Each Account is subject to certain fundamental investment restrictions that are enumerated in detail in the SAI and may not be changed without shareholder approval. Each Account's investment objective and policies are non-fundamental and may be changed by the Company's Board of Directors without shareholder approval. An Account's shareholders will be given 30 days' advance written notice of a change to an Account's investment objective.

                               Prospectus Page 16

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

                                  YOUR ACCOUNT

--------------------------------------------------------------------------------

HOW TO BUY SHARES


YOU MAY PURCHASE SHARES OF AN ACCOUNT AT THE PUBLIC OFFERING PRICE through any securities broker-dealer having a sales agreement with CMFS or directly from CMFS, the Accounts' distributor. Certain minimum investment requirements may apply as set forth in your Shareholder Manual above. All share purchase orders that fail to specify a class will be invested in Class A shares.



IF YOU ARE NEW TO CONNECTICUT MUTUAL, complete and sign an account application and mail it along with your check. All orders to purchase shares are subject to acceptance or rejection by the Company or CMFS. You may also open your account by wire as described in Your Shareholder Manual. If there is no application accompanying this prospectus, call 1-800-234-5606.

IF YOU ARE INVESTING THROUGH A TAX-SHELTERED RETIREMENT PLAN, such as an IRA, for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call 1-800-234-5606 for more information and a retirement application.


PURCHASING CLASS A SHARES


Class A shares of each Account are sold at the share price next computed after receipt of your purchase order, plus a sales charge as follows:


--------------------------------------------------------------------------------

                                                                             SALES CHARGE
                                                                            AS PERCENT OF
                                                                         --------------------      DEALER
                                                                            NET        NET     REALLOWANCE AS
                                                                          AMOUNT    OFFERING     PERCENT OF
AMOUNT OF PURCHASE                                                       INVESTED     PRICE    OFFERING PRICE
-----------------------------------------------------------------------  ---------  ---------  --------------
Less than $50,000......................................................      5.26%      5.00%         4.50%
$50,000 but less than $75,000..........................................      4.71%      4.50%         4.00%
$75,000 but less than $100,000.........................................      4.44%      4.25%         3.75%
$100,000 but less than $250,000........................................      3.36%      3.25%         3.00%
$250,000 but less than $500,000........................................      2.83%      2.75%         2.50%
$500,000 or more.......................................................         0%         0%

--------------------------------------------------------------------------------


No sales charge is imposed on purchases of Class A shares of an Account paid from automatic reinvestment of dividends and capital gain distributions made by that Account. The sales charge on Class A shares may be reduced and/or eliminated in certain cases as further described under "Reducing or Eliminating Your Sales Charge -- Class A Shares."



The entire sales charge on Class A shares for CMFS retail sales is payable to CMFS and is used for sales and other distribution expenses. Upon notice to broker-dealers with whom it has sales agreements, CMFS may pay to such broker-dealer an amount up to the full applicable sales charge. CMFS may from time to time, at its own expense, provide promotional incentives including cash compensation in excess of the applicable sales charge to certain broker-dealers whose representatives have sold or are expected to sell significant amounts of shares of one or more of the Accounts. Broker-dealers to whom substantially the entire sales charge is paid may be deemed to be underwriters as that term is defined under the Securities Act of 1933.



CONTINGENT DEFERRED SALES CHARGE --
__CLASS A SHARES


Purchases of $500,000 or more of Class A shares are sold without an initial sales charge, but a CDSC of 1.00% may be imposed if you sell (or redeem) such shares within one year of purchase. The CDSC of 1.00% will be assessed on an amount equal to the current market value or the original purchase price of the Class A shares sold, whichever is smaller. In determining whether a CDSC will be charged, it will be assumed that


                               Prospectus Page 17

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

those Class A shares in your account which are not subject to a CDSC will be sold first. The CDSC may be waived on certain redemptions of Class A shares subject to such charge as described below under the caption "Purchasing Class B Shares -- Waiver of the CDSC."


CMFS may, in its discretion, pay a commission which may be up to the full amount of the sales charge to its representatives or other broker-dealers who initiate and are responsible for such purchases. Concessions will be paid for sales in excess of $500,000 as follows:



      AMOUNT OF TRANSACTION                        DEALER
        AT OFFERING PRICE           CONCESSIONS  CONCESSION
----------------------------------  -----------  -----------
$500,000 up to $2,000,000.........       1.00%         .90%
$2,000,000 to $3,000,000..........        .80%         .75%
$3,000,000 to $5,000,000..........        .20%         .15%
Over $5,000,000...................        .08%        .075%



REDUCING OR ELIMINATING YOUR SALES CHARGE --
__CLASS A SHARES



REDUCING YOUR SALES CHARGE. There are various methods by which you may qualify for a reduced sales charge on your investments in Class A shares.



You may qualify for a reduced sales charge on your investments in Class A shares through COMBINED PURCHASES, STATEMENT OF INTENTION and RIGHTS OF ACCUMULATION.



COMBINED PURCHASES. You may aggregate purchases of Class A shares of the Accounts and Class A shares of other Accounts in the Company with the purchases of the other persons listed below to achieve discounts in the applicable sales charges. The sales charge applicable to a current purchase of Class A shares of each Account by a person listed below is determined by adding the value of the Class A shares to be purchased to the aggregate value (at current offering price) of Class A shares of any of the other Accounts in the Company previously purchased and then owned, provided that CMFS is notified by you or your broker-dealer each time a purchase is made which would qualify. For example, if you are investing $75,000 in the Capital Appreciation Account and your spouse owns Class A shares of other Accounts in the Company with a value of $75,000, you would pay a sales charge of 3.25% of the offering price of the new investment.



Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing Class A shares for their own account(s), which may include tax qualified plans, such as an IRA or single participant Keogh-type plan, or by a company solely controlled (as defined in the 1940 Act) by such individuals. Reduced sales charges also apply to purchases of Class A shares in more than one Account by a trustee or other fiduciary if the investment is for a single trust, estate or single fiduciary account, including pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under the Code. Reduced sales charges apply to combined purchases by or for qualified employee benefit plans of a single corporation, or of corporations affiliated (as defined in the 1940 Act) with each other.



STATEMENT OF INTENTION (SOI). You may combine the current value of all Class A shares held in one or more Accounts with the investment amounts intended over the next 13-month period to qualify for a reduced sales charge. The SOI may be backdated 90 days. The terms of the SOI are set forth in more detail in the Accounts' SAI. You must identify on the Application all Accounts whose values are to be combined. If the intended investment is not made within the 13-month period, you must remit the additional sales charges, or sufficient Class A shares will be redeemed from your account to cover the sales charge.



RIGHTS OF ACCUMULATION. The sales charge for new purchases of Class A shares of an Account will be determined by aggregating the net asset value of all the Accounts owned by the shareholder at the time of the new purchase. The rules listed under COMBINED PURCHASES may apply. You must identify on the Application all Accounts to be linked for RIGHTS OF ACCUMULATION.



ELIMINATING YOUR SALES CHARGE. There are various methods by which you may eliminate sales charges on your investments in Class A shares.



Class A shares of an Account may be purchased without a sales charge by (1) any purchaser, provided the total initial amount invested in any Account or Accounts totals $500,000 or more, including investments made pursuant to the COMBINED PURCHASES, STATEMENT OF INTENTION and RIGHTS OF ACCUMULATION features described in this prospectus; (2) any participant in a qualified plan, provided that the total initial amount invested by the plan in any Account or Accounts totals


                               Prospectus Page 18

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

$500,000 or more; (3) Directors of the Company and members of their immediate families; (4) NASD registered representatives whose employer consents to such purchases, and by the spouses and immediate family members of such representatives; (5) employee benefit plans sponsored by CMFS and its affiliated companies; (6) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and (7) any holder of a variable annuity contract issued in New York state by Connecticut Mutual through the Panorama Separate Account which is beyond the applicable surrender charge period and is used to fund a qualified plan, who exchange the variable annuity contract for Class A shares of the Company; and (8) an institution acting as a fiduciary on behalf of an individual or individuals, where such institution is directly compensated by the individual(s) for recommending the purchase of the shares of the Company, provided the institution has an agreement with CMFS. Purchases of Class A shares made pursuant to (1) and (2) above may be subject to a CDSC.


REINSTATEMENT PRIVILEGE. A shareholder who has made a partial or complete redemption of Class A shares from an Account may reinvest all or part of the redemption proceeds in Class A shares of the same Account without imposition of a sales charge with respect to the amount invested, provided such reinvestment is effected within 60 days after the date of the redemption. National Financial Data Services (NFDS), the Accounts' transfer agent, must receive from the shareholder both a written request for reinvestment and a check. The reinvestment will be made at the next calculated net asset value after receipt. Redemptions are taxable transactions, and special tax rules may apply if a reinvestment occurs. Each shareholder should consult his/her own tax adviser as to the tax consequences of any redemption and/or reinvestment.



PURCHASING CLASS B SHARES. The public offering price of the Class B shares of each Account is the next determined net asset value per share. No initial sales charge is imposed. A CDSC, however, is imposed on certain redemptions of Class B shares. Since the Class B shares are sold without an initial sales charge, the Account receives the full amount of the investor's purchase payment. Orders for Class B shares for $500,000 or more will be treated as orders for Class A shares or declined.



The amount of any applicable CDSC will be calculated by multiplying the lesser of the original purchase price or the net asset value of such shares at the time of redemption by the applicable percentage shown in the table below. Accordingly, no CDSC is imposed on increases in net asset value above the original purchase price.



REDEMPTION DURING                                  CDSC
---------------------------------------------     ------
1st Year Since Purchase......................           5%
2nd Year Since Purchase......................           5%
3rd Year Since Purchase......................           4%
4th Year Since Purchase......................           4%
5th Year Since Purchase......................           2%
6th Year Since Purchase......................           1%
Thereafter...................................           0%



In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the cost of shares purchased seven years or more prior to the redemption; and finally of amounts representing the cost of shares held for the longest period of time within the applicable six-year period. Class B shares of an Account that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (1) reinvestment of dividends or capital gain distributions or (2) shares redeemed more than six years after their purchase. Redemptions of most other Class B shares will be subject to a CDSC. See "Waivers of the CDSC."



Proceeds from the CDSC are paid to CMFS and are used in whole or part to defray CMFS' expenses related to providing distribution-related services to the Accounts in connection with the sale of Class B shares, including the payment of compensation to broker-dealers.



Class B shares will automatically convert into Class A shares on the first day of the month that is eight years after the purchase date, except as noted below. Class B shares acquired by exchange from Class B shares of another Account in the Company will convert into Class A shares based on


                               Prospectus Page 19

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

the date of the initial purchase and the applicable CDSC. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B shares in accordance with such procedures as the Directors may determine from time to time. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service, which the Company has obtained, or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will continue to be in effect at the time any particular conversion would occur. The conversion of Class B shares to Class A shares will not occur if such ruling is no longer in effect and such an opinion is not available and, therefore, Class B shares would continue to be subject to higher expenses than Class A shares for an indeterminate period.


WAIVER OF THE CDSC. Except as otherwise noted, the CDSC is waived in the case of redemptions of Class A shares subject to a CDSC or Class B shares made: (1) by the estate of the deceased shareholder; (2) upon the disability of the shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (Code); (3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7) of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans; (4) as tax-free returns of excess contributions to such retirement or employee benefit plans; (5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company; (6) in connection with the redemption of shares of the Company due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction; (7) in connection with the Company's right to involuntarily redeem or liquidate an Account; (8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to a SYSTEMATIC WITHDRAWAL PLAN but limited to no more than 12% of the original value annually; and (9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Company's Articles of Incorporation, or as adopted by the Board of Directors of the Company.


--------------------------------------------------------------------------------

HOW TO SELL SHARES


You can arrange to take money out of your account(s) at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next share price calculated after your order is received in good form. Share price is normally calculated at 4:00 p.m. Eastern Time. If you own both Class A and Class B shares in an Account, the Class A shares will be redeemed first unless you specify otherwise.


TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described above in Your Shareholder Manual.

TO SELL SHARES IN A RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to other Accounts, which can be requested by phone or in writing. Call 1-800-322-CMIA for a retirement distribution form.

IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least 100 shares in the account to keep it open.


TO SELL SHARES BY WIRE, you must sign up for this service in advance by completing the appropriate sections in the Application.


                               Prospectus Page 20

                  Connecticut Mutual Investment Accounts, Inc.


TO INITIATE A TELEPHONE REDEMPTION, call 1-800-322-CMIA (select option "2"). You must have your Account name, account number and the taxpayer identification number of your account available. Telephone redemptions are limited to $50,000 per day unless prior authorization has been obtained through a signature guaranteed letter of authorization. If you do not wish to have telephone transaction privileges on your account, you must complete the appropriate section of the application.


CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. Signature guarantees are designed to protect you and the Company from fraud. Your request to sell shares must be made in writing and include a signature guarantee if any of the following situations apply:

/ / You request in writing to redeem more than $50,000 worth of shares,

/ / Your account registration or address has changed within the last 30 days,

/ / The check is being mailed to a different address than the one on our account
    (record address),

/ / The check is being made payable to someone other than the account owner, or

/ / The redemption or exchange proceeds are being transferred to an account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. The Company reserves the right to waive the requirement of a signature guarantee in certain limited circumstances. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

SELLING SHARES IN WRITING BY MAIL

/ / Write a "letter of instruction" with:

/ / Your name,

/ / The Account's name,

/ / Your account number,


/ / The class of shares to be redeemed,


/ / The dollar amount or number of shares to be redeemed, and

/ / Any other applicable requirements listed above in Your Shareholder Manual. / / Mail the letter of instruction to NFDS, the Company's transfer agent, at:
    Connecticut Mutual Investment Accounts, Inc.
    P.O. Box 419694
    Kansas City, Missouri 64179-0948


Unless otherwise instructed, the Company will send a check to the address of record.


REDEMPTIONS OF CERTAIN SHAREHOLDER ACCOUNTS

In order to reduce the expense of maintaining numerous small accounts, the Company reserves the right to involuntarily close any shareholder's account (other than an IRA) that has been open at least 24 months and which has fewer than 100 shares if within 30 day's after notification by the Company, the affected shareholder does not increase the size of his account to the required level. In addition, the Board of Directors may cause the Company to redeem at their net asset value shares held by a shareholder in any Account if the shareholder has failed to supply a correct, certified social security or other taxpayer identification number required to be obtained by the Company.


--------------------------------------------------------------------------------

HOW TO EXCHANGE SHARES


YOU MAY EXCHANGE YOUR SHARES of a CMIA LifeSpan Account for shares of the same class of any other Account in the Company. To obtain a current prospectus for other Accounts, please call 1-800-322-CMIA (select option "3"). You should consider the differences in investment objectives and expenses of an Account as described in its prospectus before making an exchange. Exchanges are taxable transactions and may be subject to special tax rules about which you should consult your own tax adviser. All exchanges are subject to the following exchange restrictions:


/ / The Account you are exchanging into must be registered for sale in your state.

/ / You may exchange only between Accounts that are registered in the same name, address and taxpayer identification number.


/ / You may only exchange for shares of the same class of another Account.


                               Prospectus Page 21

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.


/ / The minimum amount you may exchange from one Account into another Account is $500 or the total value of the Account if less than $500.


/ / IF YOU WISH TO MAKE MORE THAN 12 EXCHANGES IN A 12-MONTH PERIOD, AN EXCHANGE
    FEE OF .75% OF THE NET ASSET VALUE OF THE SHARES REDEEMED WILL BE CHARGED. EXCHANGES MADE PURSUANT TO THE DCA PROGRAM (SEE "INVESTOR SERVICES") ARE NOT SUBJECT TO THIS FEE.


/ / You may exchange your shares of a CMIA LifeSpan Account for shares of the same class of any other account in the Company without the imposition of a sales charge at the time of the exchange. With respect to Class B shares, if you exchange such shares of a CMIA LifeSpan Account for Class B shares of another account in the Company, the CDSC will be calculated based on the date on which you acquired the original Class B shares.



/ / An Account reserves the right to refuse exchange purchases by any person or group if, in the Manager's judgment, an Account would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.


/ / Your exchanges may be restricted or refused if an Account receives or anticipates simultaneous orders affecting significant portions of the Account's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Account.

/ / Although an Account will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. Each Account reserves the right to terminate or modify the exchange privilege in the future.

--------------------------------------------------------------------------------

INVESTOR SERVICES

CONNECTICUT MUTUAL PROVIDES A VARIETY OF SERVICES TO HELP YOU MANAGE YOUR
ACCOUNT.

24-HOUR SERVICE
Call 1-800-322-CMIA (select option "1") for the following automated services. After normal business hours, please leave a message and someone will return your call during normal business hours.

/ / Account balance

/ / Last distribution
/ / Prices


/ / Account distributions


/ / Service representative


/ / Duplicate statement


/ / Change PIN (Personal Identification Number)

/ / Duplicate tax forms

INFORMATION SERVICES
TELEPHONE REPRESENTATIVES are available during normal business hours to provide the information and services you need.

STATEMENTS AND REPORTS sent to you include the following:


/ / Confirmation statements (after every transaction, except reinvestments, automatic investments and automatic payroll investments, that affects your account balance or your account registration),


/ / Quarterly consolidated account statements which summarize all account activity year-to-date, and

/ / Financial reports (every six months).

Call 1-800-322-CMIA (select option "2") if you need additional copies of financial reports or historical account information.

INVESTOR SERVICES
One easy way to pursue your financial goals is to invest money regularly. The Company offers convenient services that let you transfer money into your account, or between accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals. Certain restrictions apply. Call 1-800-322-CMIA for more information.


AUTOMATIC INVESTMENT PLAN lets you make regular monthly investments through an automatic withdrawal from your bank account ($50 minimum per Account) and you can enroll when you establish your account. Forms are available to initiate


                               Prospectus Page 22

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

this program on existing accounts from your registered representative, or by calling 1-800-322-CMIA.


DOLLAR COST AVERAGING (DCA) INVESTMENT PROGRAMS let you set up monthly exchanges in amounts of $100 or more from one Account to the same class of shares of any other Account. Sales charges may apply. Use of the DCA Program permits the purchase of shares of an Account on a scheduled basis which disregards fluctuations in net asset value. All shareholder accounts involved in a DCA Program must have like registrations.



AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gain distributions paid by one Account into shares of the same class of another Account. The number of shares reinvested will be determined using the price in effect for the receiving Account on the dividend payment date for the Account whose dividend is to be invested. Sales charges may apply. All shareholder accounts involved in an ADD program must have like registrations.


EXCHANGE PRIVILEGE. You may exchange your shares of a CMIA LifeSpan Account for shares of the same class of any other Account in the Company. To obtain a current prospectus for any Accounts in the Company, please call 1-800-322-CMIA (select option "3"). You should consider the differences in investment objectives and expenses of an Account as described in its prospectus before making an exchange.


Exchanges are taxable transactions and may be subject to special tax rules about which you should consult your own tax adviser. For complete policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "How to Exchange Shares."


SYSTEMATIC WITHDRAWAL PLANS let you set up monthly, quarterly, semi-annual or annual redemptions with respect to Class A shares only from any account with a value of $10,000 or more. You may direct the Company to make regular payments in fixed dollar amounts of $50 or more, or in an amount equal to the value of a fixed number of shares. Payments can be directed to the shareholder or to someone other than the registered owner(s) of the account. If this privilege is requested when the account is established, no signature guarantee is needed. If this privilege is added to an existing account and payments are directed to someone other than the registered owner(s) of the account, a signature guarantee is required on the SYSTEMATIC WITHDRAWAL PLAN application. The Company reserves the right to institute a charge for this service. Systematic Withdrawal Plans for Class B shares of an Account are permitted only for payments of required distributions from retirement plan accounts for a shareholder who has attained age 70 1/2. The CDSC will be waived with respect to such redemptions but only if such redemptions are limited to no more than 12% of the original value of the account.


MAINTAINING A SYSTEMATIC WITHDRAWAL PLAN AT THE SAME TIME REGULAR ADDITIONAL INVESTMENTS ARE BEING MADE INTO ANY ACCOUNT IS NOT RECOMMENDED BECAUSE A SALES CHARGE WILL BE IMPOSED ON THE NEW SHARES AT THE SAME TIME SHARES ARE BEING REDEEMED TO MAKE THE PERIODIC PAYMENTS UNDER THE SYSTEMATIC WITHDRAWAL PLAN.

The Company may amend or terminate the SYSTEMATIC WITHDRAWAL PLAN on 30 days' prior written notice to any participating shareholders.

--------------------------------------------------------------------------------

TRANSACTION DETAILS

THE COMPANY IS OPEN FOR BUSINESS each day that the New York Stock Exchange
(NYSE) is open. The Company normally calculates an Account's net asset value as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time.


AN ACCOUNT'S NET ASSET VALUE (NAV) PER SHARE is the value of a single share. The NAV of a class of an Account is computed by adding the value of its investments, cash, and other assets, subtracting the liabilities attributable to the class, and then dividing the result by the number of shares of the class outstanding. The sale of shares of any Account will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC.


The assets of each Account are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a

                               Prospectus Page 23

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
method that the Board of Directors believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of regular trading on the NYSE. The values of such securities used in computing the net asset value of an Account's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the NYSE. Events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the NYSE and will, therefore, not be reflected in the computation of an Account's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value using a method determined in good faith by the Board of Directors.

WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your Social Security or other taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report interest or dividends to the IRS. If you are subject to backup withholding, the IRS can require the Company to withhold 31% of your dividends, capital gain distributions, and the proceeds of redemptions (including exchanges).


YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Telephone representatives will request personalized security codes or other information and will also record calls. If reasonable procedures such as those described in the Prospectus are not followed, the Company may be liable for any loss due to unauthorized or fraudulent telephone instructions. In all other cases, neither the Company nor CMFS will be liable for acting upon telephone instructions made in accordance with the telephone transaction procedures described in this Prospectus. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call 1-800-322-CMIA for instructions. See the Account Application.


IF YOU ARE UNABLE TO REACH THE COMPANY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail or overnight mail. EACH ACCOUNT RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each Account also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "How to Exchange Shares." Purchase orders may be refused if, in the Manager's opinion, they are of a size that would disrupt management of an Account.

WHEN YOU PLACE AN ORDER TO BUY SHARES, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:

/ / All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Checks are accepted subject to cancellation at full value. You may not purchase shares for a new account or an existing account with a third party check.

/ / If you buy shares by check, and then redeem those shares by a method other than by exchange to another Account in the Connecticut Mutual Family of Accounts, mailing the payment of the proceeds may be delayed for up to fifteen calendar days to ensure that your check has cleared.

/ / If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees the Account or its transfer agent has incurred. There will be a $20.00 fee for any check returned for any reason.

TO AVOID THE COLLECTION PERIOD associated with checks, consider buying shares by bank wire of federal funds, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead. "Wiring federal funds" means that your bank sends money to the Company's bank through the Federal Reserve System. To wire funds see "By Wire" in Your Account Manual.

WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your request is received and accepted. Note the following:

/ / Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect an Account, it may take up to seven days to pay you.

                               Prospectus Page 24

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

/ / As mentioned above, an Account may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to 15 calendar days.

/ / Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

SHARE CERTIFICATES. Shares are credited to your account and certificates are not issued unless specifically requested. You may request share certificates by writing to the transfer agent, NFDS, P.O. Box 419694, Kansas City, Missouri, 64179-0948. There is no cost for issuing share certificates. Transfers, exchanges and redemptions of shares will be more complicated if certificates have been issued. If your share certificate is lost or misplaced you will be required to pay a fee and furnish a bond satisfactory to the Company's transfer agent (usually in the amount of 1.5% of the face value of the lost certificate) before the shares can be transferred or redeemed, or a replacement certificate issued.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------

THE MANAGER AND THE SUBADVISERS

Each Account is managed by G.R. Phelps, the Manager, who handles their business and administrative affairs. The Manager is responsible for the overall management of the Accounts' investments, including the allocation of the Accounts' assets both between and within asset classes for each Component. The Manager is also responsible for the selection of portfolio investments for the following Components: value/growth; growth/ income; government/corporate bonds; and short-term bond. The Manager has engaged Subadvisers to manage the other Components.

The principal business address of the Manager is 10 State House Square, Hartford, Connecticut. The Manager's mailing address is 140 Garden Street, Hartford, Connecticut 06154. The Manager also manages the investments of Connecticut Mutual Financial Services Series Fund I, Inc. (Series Fund I), a diversified investment management company offering its series of common stock as funding vehicles for variable annuity and variable life contracts issued by Connecticut Mutual and CM Life Insurance Company (CM Life). Connecticut Mutual is the parent company for the Manager and CM Life.


The Manager has engaged three Subadvisers to assist in the selection of portfolio investments for certain Components. Scudder, Stevens, 345 Park Avenue, New York, NY 10154, the Subadviser to the international Component, has been providing investment counseling services for over 70 years, since its founding in 1919. Scudder, Stevens supervises assets for institutional clients, investment companies and individuals and had over $90 billion in assets under management as of May 31, 1995. BEA Associates, Citicorp Center, 153 East 53rd Street, 57th Floor, New York, NY 10022, the Subadviser to the high yield/high risk bond Component, has been providing fixed-income and equity management services to institutional clients since 1984. As of May 31, 1995, BEA Associates, together with its global affiliate, had $25 billion in assets under management. Pilgrim Baxter, 1255 Drummers Lane, Wayne, PA 19087, the Subadviser to the small cap Component, was established in 1982 to provide specialized equity management for institutional investors including other investment companies. As of May 31, 1995, Pilgrim Baxter had over $4.0 billion in assets under management.


The Manager provides supervision for the portfolio management of the CMIA LifeSpan Accounts through the Asset Allocation Committee, which consists of four members who meet quarterly to evaluate, among other things, the asset allocation

                               Prospectus Page 25

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
between the broad asset classes of the CMIA LifeSpan Accounts. The persons primarily responsible for the day-to-day management of each Component in the primary asset classes of each Account are listed below.

--------------------------------------------------------------------------------


COMPONENT               PORTFOLIO MANAGER          BUSINESS EXPERIENCE (LAST 5 YEARS)
----------------------  -------------------------  --------------------------------------------------------------------
International           Nicholas Bratt             Managing Director and Director, Global Equity Group, Scudder,
 (Scudder, Stevens)                                Stevens (since 1976)
                        Joan Gregory               Vice President, Scudder, Stevens (since 1992); Assistant Portfolio
                                                   Manager, U.S. Trust Company (1989-1992)
Value/Growth            Peter Antos, C.F.A.        Vice President and Senior Portfolio Manager, Equities, G.R. Phelps
 (G.R. Phelps)                                     (since 1989)
                        Michael C.                 Portfolio Manager, Equities -- CML (1988-Present)
                         Strathearn, C.F.A.
                        Kenneth B. White, C.F.A.   Portfolio Manager, Equities -- CML (1992-Present), Senior Investment
                                                   Officer, Equities -- CML (1987-1992)
Growth/Income           Kenneth B. White, C.F.A.   Portfolio Manager, Equities -- CML (1992-Present), Senior Investment
 (G.R. Phelps)                                     Officer, Equities -- CML (1987-1992)
                        Peter M. Antos, C.F.A.     Vice President and Senior Portfolio Manager, Equities, G.R. Phelps
                                                   (since 1989)
Small Cap               Gary L. Pilgrim            Director, Member of Executive Committee, President and Chief
 (Pilgrim Baxter)                                  Investment Officer, Pilgrim Baxter (1985-Present)
                        John F. Force              Portfolio Manager/Analyst, Pilgrim Baxter (since 1993); and Vice
                                                   President/Portfolio Manager, Fiduciary Management Associates
                                                   (1989-1993)
                        James M. Smith             Portfolio Manager/Analyst, Pilgrim Baxter (since 1993); Senior Vice
                                                   President/Portfolio Manager, Selected Financial Services
                                                   (1992-1993); and Vice President, Sears Investment Management Company
                                                   (prior to 1992)
                        Michael D. Jones           Portfolio Manager/Analyst, Pilgrim Baxter (since 1995); Vice
                                                   President/Portfolio Manager, Bank of New York (1990-1995)
Government              Stephen F. Libera,         Vice President and Senior Portfolio Manager,
 Securities/ Corporate   C.F.A.                    Fixed-income, G.R. Phelps (1989-Present)
 Bonds
 (G.R. Phelps)          William H. Jefferis        Portfolio Manager, Fixed-income -- CML, (1993-Present), Investment
                                                   Officer, Fixed-income -- CML (1990-1993);
High Yield Bonds        Richard J. Lindquist       Managing Director and High Yield Portfolio Manager, BEA Associates
 (BEA Associates)                                  (1995); CS First Boston (1989-1995)
Short-Term Bond         Stephen F. Libera, C.F.A.  Vice President and Senior Portfolio Manager, Fixed-income -- G.R.
 (G.R. Phelps)                                     Phelps (1989-Present)
                        William H. Jefferis        Portfolio Manager, Fixed-income -- CML, (1993-Present), Investment
                                                   Officer, Fixed-income -- CML (1990-1993);



CMFS distributes and markets the Accounts and their services. NFDS performs transfer agent servicing and dividend disbursing functions for each Account.


                               Prospectus Page 26

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

BREAKDOWN OF EXPENSES

Like all mutual funds, each Account pays fees and expenses related to its daily operations. These Account fees and expenses are neither billed directly to shareholders nor deducted from individual shareholder accounts but are paid out of an Account's assets and are reflected in its share price or dividends.

Each Account has entered into an investment advisory agreement with the Manager pursuant to which the Account pays a management fee to the Manager for managing its investments and business affairs. The Manager provides administrative services to each Account, including providing accounting, administrative and clerical personnel and monitoring the activities of the transfer agent, custodian and independent auditors of the Accounts. The Accounts also pay other expenses, which are explained below.

MANAGEMENT AND SUBADVISORY FEES
The Capital Appreciation Account, Balanced Account and Diversified Income
Account each pay monthly to the Manager a fee equal on an annual basis to .85%,
 .85% and .75%, respectively, of the respective Account's average daily net asset value up to $250 million and .75%, .75% and .65%, respectively, on such assets over $250 million. While higher than advisory fees paid by most mutual funds, these fees are comparable to those paid by mutual funds with similar objectives and investment strategies.
SUBADVISORY FEES. The Manager pays out of its own assets the fees to the Subadvisers for the services they provide to the Manager in managing certain Components. The Manager pays Scudder, Stevens a subadvisory fee equal on an annual basis to .75% of the first $10 million of assets under management; .70% on the next $15 million of such assets; .65% on the next $15 million of such assets; .50% on the next $60 million of such assets; and .35% on such assets over $100 million. The Manager pays BEA Associates a subadvisory fee equal on an annual basis to .45% of the first $25 million of assets under management; .40% on the next $25 million of such assets; .35% on the next $50 million of such assets; and .25% on all such assets over $100 million. The Manager pays Pilgrim Baxter a subadvisory fee equal on an annual basis to 0.60% of assets under management. For purposes of determining the applicable rate of the subadvisory fee for Pilgrim Baxter and BEA Associates, assets under management include all assets described above and the assets of Series Fund I managed by the Subadviser.

From time to time, G.R. Phelps may agree not to impose all or a portion of its advisory fee and/or undertake to pay or reimburse an Account for all or a portion of its expenses not otherwise required to be borne or reimbursed by G.R. Phelps. Any such fee reduction or undertaking may be discontinued or modified by G.R. Phelps at any time. Expense limitation arrangements can decrease an Account's expenses and increase its performance.

OTHER EXPENSES
Each Account is also responsible for expenses not expressly stated to be payable by the Manager under the Account's Investment Advisory Agreement. Each Account pays other expenses, such as legal, audit and custodian fees, proxy solicitation costs and the compensation of directors who are not affiliated with Connecticut Mutual. State Street Bank & Trust Company (State Street) provides custodian services to each Account. Each Account contracts with NFDS, a subsidiary of State Street, to perform many transaction and accounting functions. These services include processing shareholder transactions, valuing the Account's investments and handling securities loans.

DISTRIBUTION PLANS

Each Account has adopted a distribution plan for both Class A shares (Class A
Plan) and Class B shares (Class B Plan) designed to meet the requirements of Rule 12b-1 under the 1940 Act and the sales charge rules of the NASD.



Under the Class A Plan of each Account, each Account may make payments for personal services and/or the maintenance of shareholder accounts to account executives of CMFS and other broker-dealer firms with whom CMFS has agreements in amounts not exceeding 0.25% of the Account's average daily net assets for any fiscal year.



Under each Account's Class B Plan, such Account may pay CMFS a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Account's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay CMFS a distribution fee at


                               Prospectus Page 27

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

the annualized rate of up to 0.75% of the average daily net assets of the Account's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as the Class B Plan continues in effect.



Each of the Class A Plans and Class B Plans were approved, on behalf of the respective Account, by a majority of the Company's Directors who are not interested persons of the Company and who have no financial interest in the respective Plans. Neither a Class A Plan nor a Class B Plan may be amended to increase materially the annual percentage limitation of average net assets that may be spent for the services described in a Class A Plan or Class B Plan without the approval of the shareholders of the affected Account. Any unreimbursed expenses under a Class A Plan are not carried beyond one year from the date of incurrence.


PORTFOLIO TURNOVER RATES
Each Account's portfolio securities in each Component may be changed without regard to the holding period of such securities (subject to certain tax restrictions) when the Manager deems it appropriate to do so in order to achieve each Account's normal allocation between the primary asset classes and the Components in view of a change in the financial or business operations of an issuer or changes in general market conditions. The portfolio turnover rate for the Capital Appreciation Account, Balanced Account and Diversified Income Account for the four month period ended August 31, 1995 was 64.27%, 81.69%, and 50.19% respectively on an annualized basis. Under normal market conditions, the portfolio turnover rates of the Capital Appreciation Account and the Diversified Income Account are each expected to be 75%. The turnover rates of the fixed income portion and the equity portion of the Balanced Account are expected to be 70% and 85%, respectively. High portfolio turnover rates, I.E., in excess of 100%, increase transaction costs and may increase taxable capital gains. The Manager considers these effects when evaluating the anticipated benefits of rebalancing an Account's normal allocation.

PORTFOLIO TRANSACTIONS AND BROKERAGE
The Manager and the Subadvisers are primarily responsible for placing orders for the portfolio transactions of each Account. In placing orders, it is the policy of each Account to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commissions, if any, size of the transaction, difficulty of execution and other services rendered. While the Manager and Subadvisers seek reasonably competitive spreads or commissions, an Account will not necessarily be paying the lowest spread or commissions available. Subject to the requirements of best execution, brokerage transactions may be directed to broker-dealers who also sell shares of the Accounts. Commission rates on foreign exchanges are generally fixed and are generally higher than negotiated commission rates available in the United States.

MERGER OF PARENT OF G.R. PHELPS
The Boards of Directors of Connecticut Mutual Life Insurance Company (the parent company to G.R. Phelps) ("CML") and Massachusetts Mutual Life Insurance Company ("MassMutual") have approved a plan of merger pursuant to which CML would merge with and into MassMutual. The agreement was signed on September 13, 1995. The merger, if consummated, will result in the Adviser becoming a wholly-owned subsidiary of MassMutual. The merger is expected to be consummated on or about December 31, 1995, subject to the approval of certain policy holders and insureds of CML and MassMutual and applicable regulatory authorities.

Consummation of the merger may result in an assignment, and consequently a termination, of each existing investment management agreement between the Adviser and the Fund and any sub-investment management agreement among the Adviser, Sub-Adviser and the Fund. Fund shareholders on the record date will be asked to vote on new investment management agreements to become effective at or about the time the transaction is completed.

                               Prospectus Page 28

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

                       DIVIDENDS, CAPITAL GAINS AND TAXES

--------------------------------------------------------------------------------

It is the Company's intention to distribute all or substantially all the net investment income and net realized capital gains, if any, of each Account for each taxable year. For dividend purposes, net investment income of each Account will consist of all payments of dividends received or interest accrued by such Account less the estimated expenses of such Account (including fees payable to the Manager). Dividends from the net investment income of the Capital Appreciation and Balanced Accounts are declared and paid semi-annually and dividends from the net investment income of the Diversified Income Account are declared and paid monthly. All realized net short-term capital gains in excess of net long-term capital losses of an Account, if any, and all realized net long-term capital gains in excess of net realized short-term capital losses of the Account, if any, are declared and paid at least annually. Unless shareholders specify otherwise, all dividends and distributions will be automatically reinvested in additional full and fractional shares of each Account.
Dividends from each Account's net investment income, certain net foreign exchange gains and net short- term capital gains are taxable as ordinary income, and dividends from each Account's net long-term capital gains are taxable as long-term capital gains. For federal income tax purposes, all dividends are taxable as described above whether a shareholder takes them in cash or reinvests them in additional shares of the Account. Certain dividends paid in January may be treated as if they were received on December 31 of the prior year. Information as to the federal tax status of dividends and distributions will be provided annually.


Each Account intends to elect to be treated and qualify each year for treatment as a "regulated investment company" under Subchapter M of the Code, so that it will not pay federal income taxes on income and capital gains provided such income and capital gains are distributed to shareholders within the time period prescribed by the Code.



Under the Code, an Account will be subject to a nondeductible 4% excise tax on a portion of its undistributed income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. Each Account intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.


A portion of any dividend income received by an Account from U.S. domestic corporations and distributed as a dividend to its corporate shareholders may be eligible for the 70% dividends-received deduction, subject to certain conditions and limitations under the Code.


An Account may be subject to foreign withholding or other foreign taxes with respect to income and, in some cases, capital gains from its foreign investments. In some cases it is possible that these taxes may be reduced under applicable income tax treaties.



A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent an Account's distributions are derived from interest on (or, in the case of intangible taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Accordingly, each Account will report annually to its shareholders the percentage of interest income earned from such securities during the preceding year. Each shareholder is advised to consult his own tax adviser regarding the exemption, if any, of such income under applicable state and local law.


Redemptions (including exchanges and repurchases) of shares are taxable transactions on which a shareholder may realize a gain or loss. Special tax rules may apply to the calculation of gains or losses and the deductibility of any losses in particular circumstances.


Dividends and other distributions and the proceeds of redemptions or repurchases of Account shares paid to individuals and other non-exempt payees will be subject to a 31% backup withholding of federal income tax if the Account is not provided with the shareholder's correct


                               Prospectus Page 29

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
taxpayer identification number and certification that the number is correct and the shareholder is not subject to backup withholding or the Account receives notice from the Internal Revenue Service (the "IRS") or a broker that such withholding applies. Please refer to the Account Application for additional information.

The description above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, I.E., U.S. citizens or residents or U.S. corporations, partnerships, trust or estates, and who are subject to U.S. federal income tax. Shareholders should consult their own tax advisers regarding state, local and other applicable tax laws.

--------------------------------------------------------------------------------
                                  THE COMPANY
--------------------------------------------------------------------------------


Each Account is a mutual fund: an entity that pools shareholders' money and invests it toward specified goals. In technical terms, each Account is a separate diversified portfolio or "series" of the Company, an open-end management investment company which was organized as a corporation under the laws of Maryland on December 9, 1981. The Company may create and classify the Common Stock, par value $0.001 per share, into separate mutual funds (or investment series or portfolios of shares), without further approval of the Company's shareholders. As of the date of this prospectus, the Company has established the three CMIA LifeSpan Accounts described in this prospectus; the following five municipal bond accounts, which are offered by means of a separate prospectus, CMIA National Municipals Account, CMIA California Municipals Account, CMIA Massachusetts Municipals Account, CMIA New York Municipals Account and CMIA Ohio Municipals Account; and five other accounts which are offered by means of a separate prospectus, Connecticut Mutual Liquid Account, Connecticut Mutual Government Securities Account, Connecticut Mutual Income Account, Connecticut Mutual Total Return Account and Connecticut Mutual Growth Account. The Board of Directors is authorized, without shareholder approval, to establish additional series of the Company. As of August 31, 1995, Connecticut Mutual and its affiliates owned 29% of the shares of the Company, including 95% of the shares of the Diversified Income Account, 95% of the shares of the Capital Appreciation Account and 96% of the shares of the Balanced Account.



The Board of Directors is authorized, without further shareholder approval, to classify and reclassify the Accounts into one or more classes. Accordingly, the Directors have authorized the issuance of two classes of shares of each of the Accounts, designated as Class A shares and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Accounts and have equal rights as to voting, redemption, dividends and liquidation. However, each class bears different distribution and transfer agency fees and expenses and each class has exclusive voting rights with respect to its respective Rule 12b-1 distribution plan.


The Company is governed by a Board of Directors which is responsible for protecting your interests as a shareholder. The directors are experienced executives who meet at least quarterly to oversee the activities of each Account, review contractual arrangements with companies that provide services to the Accounts and review each Account's performance. The majority of the directors are not otherwise affiliated with Connecticut Mutual. The SAI contains the names and general background of each director and executive officer of the Company.


The Company does not hold annual meetings of shareholders. The Company may hold shareholder meetings, however, to elect or remove directors, change the fundamental policies of an Account, approve the management contract of an Account or for other purposes. On matters affecting only one series, only the shareholders of that series are entitled to vote. On matters relating to all of the series but affecting the Accounts differently, separate votes by each series are required. Shareholders holding more than 50% of the shares of the Company can elect all of the Company's directors if they so choose. Each share is entitled to one vote within each series.


                               Prospectus Page 30

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

PERFORMANCE

From time to time the Company may advertise yields and total returns for the Accounts. These figures will be based on historical performance and are not intended to indicate future performance.

Performance data for the classes of the Accounts may be calculated pursuant to a standardized formula or in non-standardized manners. The standardized yield refers to the annualized net income generated by an investment in a class of an Account over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during the 30-day period is generated each 30-day period over a 12-month period, and is shown as a percentage of the investment.



The standardized total return of a class of an Account refers to return quotations assuming an investment has been held in the Account for various periods of time including, but not limited to, one year, five years and ten years (or any such shorter period from the Account's or that class's inception). The total return quotations will represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Accordingly, the total return quotations will reflect not only income but also changes in principal value (that is, changes in the net asset value per share), whereas the yield figures will only reflect income. The standardized yield and total return quotations for the Class A shares of Accounts will reflect the maximum sales charge imposed on purchases of such shares. For Class B shares of an Account, these calculations reflect the deduction of any applicable CDSC.



In addition, the Company may from time to time also disclose yield or total return in non-standard formats, and cumulative total return for the classes of the Accounts. The non-standard average annual total return and cumulative total return may be based on net asset value per share of a class, rather than a $1,000 investment. These non-standard return figures would not reflect the initial sales charge on Class A shares or the CDSC on Class B shares, which, if reflected, would lower the performance figures. In addition, non-standardized yield figures may be advertised that also would not reflect the applicable sales charge. The Company may from time to time also disclose yield, standard total returns and non-standard total returns for the classes of the Accounts based on or covering periods of time other than those indicated above. Non-standard performance data will only be disclosed if the standard performance is also disclosed. For additional information regarding the calculation of performance data, please refer to the SAI.



From time to time, in advertisements or in reports to shareholders, the Company may compare the performance of the classes of the Accounts to that of other mutual funds with similar investment objectives, and to other relevant indices published by recognized mutual fund statistical rating services or publications of general interest, such as FORBES or MONEY. The SAI contains a list of publications which may contain comparative studies which the Company may use in advertisements or shareholder materials. For example, the Company may compare an Account's Class A or Class B performance to that of other mutual funds with a similar investment objective as compiled by Lipper Analytical Services, Inc. In addition, the Company may compare the performance to that of recognized stock market indicators, including, but not limited to, the Standard & Poor's 500 Stock Index (which is a group of unmanaged securities widely regarded by investors as representative of the stock market in general), and the Dow Jones Industrial Average (which is a price-weighted average of 30 large, well-known industrial stocks that are generally the leaders in their industry). Performance comparisons should not be considered representative of the future performance of an Account. The effects of compounding may also be discussed.


Performance data may also be calculated for shorter or longer base periods. The Company may use various base periods as may be deemed necessary to provide investors with the most informative yield or total return information, depending on the then-current market conditions. Performance will vary from time to time, and historical results will not be representative of future performance.

Performance information may not provide a basis for comparison with other investments or other

                               Prospectus Page 31

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

investment companies using a different method of calculating performance. Current yield is not fixed and varies with changes in investment income and net asset value per share. The yield of Class A or Class B shares of an Account will be affected if it experiences a net inflow of new money which is invested at interest rates different from those being earned on its then-current investments. Your principal in an Account and an Account's return are not guaranteed and will fluctuate according to market conditions.



The investment results of an Account's Class A and Class B shares will vary from time to time depending on market conditions, the composition of the Account's portfolio and operating expenses. For further information about the calculation methods and uses of an Account's Class A and Class B shares investment results, see the SAI.


--------------------------------------------------------------------------------

               RISK FACTORS, SECURITIES AND INVESTMENT TECHNIQUES

--------------------------------------------------------------------------------

The following discussions contain more detailed information about types of instruments in which the Accounts may invest and strategies the Manager and Subadvisers may employ in pursuit of the Accounts' investment objectives. A summary of risks and restrictions associated with these instrument types and investment practices is included as well. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances. Some of the restrictions described below are fundamental, I.E., subject to change only by shareholder approval. These fundamental restrictions are set forth in greater detail in the SAI. The Manager and Subadvisers may not buy all of these investments or use all of these techniques to the full extent permitted unless it is believed that doing so will help an Account achieve its goals.

EQUITY SECURITIES. Each Account may hold equity securities. Equity securities may include common stocks, preferred stocks, convertible securities and warrants. Common stocks represent an equity (ownership) interest in a corporation. This ownership interest often gives an Account the right to vote on measures affecting the company's organization and operations. Although common stocks generally have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller capitalization companies. Preferred stocks represent a limited equity interest in a corporation. Preferred stocks are often entitled only to dividends at a specified rate, and have a preference over common stock, with respect to dividends and on liquidation of assets. Preferred stocks generally have lesser voting rights than common stocks. Because their dividends are often fixed, the value of many preferred stocks fluctuates inversely with changes in interest rates.


Convertible securities are bonds, preferred stocks and other securities that pay a fixed rate of interest or dividends. As an additional feature, however, they offer the buyer the option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. The value of convertible securities is also sensitive to company, market and other economic news, and will change based on the price of the underlying common stock. For this reason, the Manager and the Subadvisers consider the growth potential of the underlying stock when selecting an Account's investments. Convertible securities generally have less potential for gain than common stock, but also less potential for loss, since their income provides a cushion against the stock's price declines. However, because the buyer is also exposed to the risk and reward potential of the underlying stock, convertible securities generally pay less income than similar non-convertible bonds.


FIXED-INCOME SECURITIES. GENERAL. Each Account may purchase fixed-income securities. Bonds and other fixed-income instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest,

                               Prospectus Page 32

                  Connecticut Mutual Investment Accounts, Inc.

and must repay the amount borrowed at maturity. Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. Fixed-income securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of an Account's portfolio of fixed-income securities, and, conversely, during periods of rising interest rates, the value of an Account's portfolio of fixed-income securities will generally decline. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments.

HIGH YIELD/HIGH RISK BONDS. Each Account may purchase lower quality and unrated bonds. Bonds rated below investment grade (I.E., below Baa by Moody's and BBB by S&P) (commonly called junk bonds) are often considered to be speculative and involve greater risk of default or price changes than investment grade bonds due to changes in the issuer's creditworthiness and the outlook for economic growth. Obligations rated below investment grade may provide greater opportunities for investment income and higher yield than higher rated obligations but are subject to risks not generally associated with an investment in investment grade obligations. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. An economic downturn could also disrupt the high yield bond market generally and impair the ability of issuers to repay principal and interest. An increase in interest rates would (as is the case with fixed-income instruments generally) reduce market values of a portfolio of lower rated fixed-income securities. The market price and liquidity of lower rated fixed-income securities generally responds to short term corporate and market developments to a greater extent than do higher rated securities because such developments are perceived to have a more direct relationship to the ability of an issuer of such lower rated securities to meet its ongoing debt obligations. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

Reduced volume and liquidity in the high yield/ high risk bond market or the reduced availability of market quotations for such bonds may make it more difficult to dispose of the bonds and to value accurately an Account's assets. The reduced availability of reliable, objective pricing data may increase an Account's reliance on management's judgment in valuing high yield bonds. Prices for high yield securities may be affected by legislative and regulatory developments. These laws could adversely affect the Account's net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities. For example, federal legislation requiring the divestiture by federally insured savings and loan associations for the investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in recent years. Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Account may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If an Account experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Account's investment portfolio and increasing the exposure of the portfolio to the risks of high yield securities.

Ratings by credit agencies focus on safety of principal and interest payments and do not evaluate market risks. In addition, ratings by credit agencies may not be changed by the agencies in a timely manner to reflect subsequent economic events. By conducting intensive credit research, carefully selecting individual issues and broadly diversifying portfolio holdings by industry sector and issuer, the Subadviser believes that the default risk of lower rated securities can be reduced. Emphasis on credit risk management involves the Subadviser's own internal analysis to determine the debt service capability, financial flexibility and liquidity of an issuer, as well as the fundamental trends and outlook for the issuer and its industry. The Subadviser's rating helps it determine the attractiveness of specific issues relative to the valuation by the marketplace of similarly rated credits.

DERIVATIVE INSTRUMENTS. Each of the Accounts may invest in derivative instruments which are securities or contracts that provide for payments based

                               Prospectus Page 33

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
on or "derived" from the performance of an underlying asset, index or other economic benchmark. Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. The use of derivative instruments for non-hedging purposes or to generate additional income may be considered a speculative investment practice. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Transactions in derivative instruments often enable an Account to take investment positions that more precisely reflect the portfolio manager's expectations concerning the future performance of the various investments available to the Account. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other authorized investments in conventional securities.

Derivative securities include collateralized mortgage obligations, stripped mortgage backed securities, asset backed securities, structured notes and floating interest rate securities. Derivative contracts include futures contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate swaps. The principal risks associated with derivative instruments are:

/ / Market risk: The instrument will decline in value or that an alternative investment would have appreciated more, but this is no different from the risk of investing in conventional securities.

/ / Leverage and associated price volatility:
  Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with a fund's investment objective in order to achieve an average portfolio volatility that is within the expected range for that type of fund. The SEC has taken the position that the risk of leverage is not an appropriate risk for a money market fund.

/ / Credit risk: The issuer of the instrument may default on its obligation to pay interest and principal, but derivatives based on U.S. Government agency mortgage securities may actually present less credit risk than some conventional corporate debt securities.

/ / Liquidity and valuation risk: Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the Accounts are not readily marketable and are subject to an Account's restrictions on illiquid investments.


/ / Correlation risk: There may be imperfect correlation between the price of the derivative and the underlying asset; for example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.


INTERNATIONAL SECURITIES. Each Account may purchase securities issued by foreign issuers, denominated in foreign currency and traded primarily on foreign markets. Investments in non-U.S. equity securities involve risks different from those encountered when investing in securities of domestic issuers. Such risks include: the adverse impact of trade balances and imbalances and related economic policies; currency exchange rate fluctuations; adverse foreign exchange control policies; nationalization, expropriation or confiscatory taxation; income tax withholding at the source; limitations on the removal of funds or other assets; political or social instability; difficulty in obtaining and enforcing judgments abroad; restrictions on foreign investments in other jurisdictions; price volatility; problems arising from the diverse structure and illiquidity of securities markets in various countries and regions; and other specific local, political and economic considerations. See the SAI for additional discussion of the risks of investing in foreign markets.


The value of non-U.S. securities may be adversely affected by fluctuations in the relative rates of exchange between the currencies of different nations and by exchange control regulations. The investment performance of an Account may be affected depending on the extent to which it is invested in foreign securities, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated in a foreign currency will increase or decrease in response to changes in the value of foreign

                               Prospectus Page 34

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
currencies in relation to the U.S. dollar. Also, there may be higher transaction costs in foreign securities and less government regulation of foreign stock exchanges, brokers, and issuers than is present in the United States. Equity securities acquired in foreign markets will not, as a rule, be subject to registration under the Securities Act of 1933 or be under the jurisdiction of the SEC.

Most foreign securities of an Account are held outside the United States by local foreign subcustodians that satisfy certain eligibility requirements. However, foreign subcustodian arrangements are significantly more expensive than domestic custody. In addition, foreign custody and settlement of securities transactions is subject to local law and custom that is not, generally, as well established or as reliable as U.S. regulation and custom applicable to custody and settlements of securities transactions and, accordingly, there is generally perceived to be a greater risk of loss in connection with securities custody and securities transactions in many foreign countries. Finally, there may be less publicly available information about foreign issuers, and such issuers may not be subject to the same accounting and auditing standards as publicly held domestic issuers.

Scudder, Stevens, as the Subadviser to the international Component, may invest a portion of an Account's assets in companies located in emerging countries as described under "Investment Objectives and Policies." Compared to the United States and other developed countries, emerging countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. All of the risks of investing in international equity securities are present (and, in fact, may be exacerbated) when investing in issuers in developing countries. See the SAI for additional information about the risks of investing in emerging countries.

Each Account may invest in ADRs, EDRs and GDRs. ADRs are receipts issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign corporations. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. To the extent the Account acquires ADRs through banks which do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the Account would not become aware of and be able to respond in a timely manner to corporate actions such as stock splits or rights offerings involving the foreign issuer. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. The Account may also invest in EDRs and GDRs, which are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Accounts may also invest in obligations of foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) as well as foreign branches of foreign banks. These investments involve risks that are different from investments in securities of U.S. banks, including potential unfavorable political and economic developments, different tax provisions, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

COVERED CALL OPTIONS. Each Account may purchase and write covered call options on securities, securities indices and foreign currencies, in each case as a hedge against decreases in prices of existing portfolio securities or increases in prices of anticipated portfolio securities. A call option on a security gives the holder (purchaser) the right to buy, and obligates the writer (seller) to sell (if the option is exercised), in return for a premium paid, the underlying security at an exercise price during the option period. A call option on a currency operates in a similar manner, except that delivery is made of the specified currency. A call option on an index is also similar except that the value of the option depends on the weighted value of the group of securities in the index and settlement of the option is made in the form of cash rather than the delivery of a security.

Because call options will be used to generate additional income and to attempt to reduce the effect of any adverse price movement in the securities or currency subject to the option, they do involve certain risks that are different in some respects from investment risks associated with similar funds which do not engage in such activities. These risks

                               Prospectus Page 35

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
include the following: for writing covered call options, the inability to participate in the appreciation of the underlying securities or currencies above the exercise price; and for purchasing call options, possible loss of the entire premium paid. In addition, the effectiveness of hedging through the purchase or sale of securities index options, including options on the S&P 500 Index, will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with the price movements in the selected securities index. Perfect correlation may not be possible because the securities held or to be acquired by an Account may not exactly match the composition of the securities index on which options are written. If the forecasts of the Manager or Subadviser regarding movements in securities prices, interest rates, or current exchange rates are incorrect, an Account's investment results may have been better without the hedge transactions. A further discussion of covered call options is contained in the SAI.


INTEREST RATE SWAPS. Each Account may enter into interest rate swaps both for hedging and to seek to increase total return. An Account will typically use interest rate swaps to shorten the effective duration of its portfolio. Interest rate swaps involve the exchange by the Account with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Since interest rate swaps are individually negotiated, each Account expects to achieve an acceptable degree of correlation between its portfolio investments and its interest rate swap positions.



An Account will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Account receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that an Account is contractually obligated to make. If the other party to an interest rate swap defaults, an Account's risk of loss consists of the net amount of interest payments that the Account is contractually entitled to receive. An Account will maintain in a segregated account with the Account's custodian cash and liquid high grade debt securities equal to the net amount, if any, of the excess of the Account's obligations over its entitlements with respect to swap transactions. To the extent that the net amount of a swap is held in a segregated account consisting of cash and high liquid grade debt securities, the Accounts and the Manager and Subadviser believe that swaps do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to an Account's borrowing restriction.



The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager of Subadviser is incorrect in its forecasts of market values and interest rates, the investment performance of the Accounts would be less favorable than it would have been if this investment technique were not used.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To hedge against changes in interest rates, securities prices or currency exchange rates or for non-hedging purposes, each Account may, subject to its investment objectives and policies, purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. An Account may also enter into closing purchase and sale transactions with respect to any of such contracts and options. Futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. Each Account may purchase and sell futures contracts on stock indices and purchase and sell options on such futures. Each Account may purchase and sell interest rate futures and purchase and sell options on such futures. In addition, each Account that may invest in securities that are denominated in foreign currency may purchase and sell futures on currencies and purchase and sell options on such futures. An Account will engage in futures and related options transactions only for bona fide hedging and non-hedging purposes as permitted in regulations of the Commodity Futures Trading Commission. No Account will enter into futures contracts or options thereon for non-hedging purposes if, immediately thereafter, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options on futures will exceed 5 percent of the net asset value of the Account's portfolio, after taking into account unrealized profits and losses on any such

                               Prospectus Page 36

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
positions and excluding the amount by which such options were in-the-money at the time of purchase.

The use of futures contracts entails certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of the Account's income due to the use of hedging; possible reduction in value of both the securities hedged and the hedging instrument; possible lack of liquidity due to daily limits on price fluctuations; imperfect correlation between the contract and the securities being hedged; and potential losses in excess of the amount initially invested in the futures contracts themselves. If the expectations of the Manager or the Subadviser regarding movements in securities prices or interest rates are incorrect, an Account may have experienced better investment results without hedging. The use of futures contracts and options on futures contracts requires special skills in addition to those needed to select portfolio securities. A further discussion of futures contracts is set forth in the Accounts' SAI.


FOREIGN CURRENCY TRANSACTIONS. Each Account may, to the extent it invests in foreign securities, enter into foreign currency transactions in order to protect the U.S. dollar value of the Account's foreign currency-denominated portfolio securities against adverse changes in foreign currency exchange rates between the U.S. dollar and any other foreign currency. An Account may engage in cross-hedging (I.E., dealing in foreign exchange between currencies of different countries in which it has invested for the purpose of hedging against possible variations in the foreign exchange rate between those countries) if Scudder determines that there is a pattern of correlation between the two currencies.


Such contractual commitments may be forward contracts entered into directly with another party or exchange-traded futures contracts. An Account may also purchase and sell options on futures contracts, forward contracts, or futures contracts which are denominated in a particular currency to hedge the risk of fluctuations in the value of another currency. An Account's dealings in foreign exchange will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of currency with respect to specific receivables or payables of the Account accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the purchase or sale of currency with respect to portfolio security positions denominated or quoted in a foreign currency. No Account will speculate in foreign exchange.

If an Account enters into a forward foreign currency exchange contract to buy foreign currency, the Account will be required to place an amount of cash or liquid, high grade debt securities equal to the Account's obligations under the contract in a segregated account with the Account's custodian.

U.S. GOVERNMENT SECURITIES. Each Account may purchase U.S. Government securities. Government Securities include: (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturities of one to 10 years), and U.S. Treasury bonds (generally maturities of greater than 10 years), all of which are backed by the full faith and credit of the United States, and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some of which are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks; and some of which are backed only by the credit of the issuer itself, such as obligations of the Student Loan Marketing Association.

MORTGAGE-BACKED SECURITIES. The Accounts may invest in mortgage pass-through certificates and multiple- class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities ("SMBS"), and other types of Mortgage-Backed Securities that may be available in the future.

GUARANTEED MORTGAGE PASS-THROUGH SECURITIES. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. Governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage

                               Prospectus Page 37

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae certificates are guaranteed by the full faith and credit of the United States government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the United States government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans. Guarantees do not extend to the value of the securities.

MULTIPLE-CLASS PASS-THROUGH SECURITIES AND COLLATERALIZED MORTGAGE
OBLIGATIONS. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.


Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on mortgaged assets and any reinvestment income thereon.


A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts although the Accounts do not intend to invest in residual interests.

STRIPPED MORTGAGE-BACKED SECURITIES. SMBS are derivative multiple-class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In the most extreme case, one class will receive all of the interest (the "interest only" class) while the other class will receive all of the principal (the "principal only" class). The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed-income securities. The staff of the SEC considers privately issued SMBS to be illiquid.

RISK FACTORS ASSOCIATED WITH MORTGAGE-BACKED SECURITIES. Investing in Mortgage-Backed Securities involves certain risks, including the failure of a counter-party to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed-income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.


Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, a Account may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental or agency guarantee. When an Account reinvests amounts representing payments and unscheduled prepayment of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.


                               Prospectus Page 38

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities. This possibility is often referred to as extension risk. Extending the average life of a Mortgage-Backed Security increases the risk of depreciation due to future increases in market interest rates.

ASSET-BACKED SECURITIES. The Accounts may invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Asset-backed securities may also be collateralized by a portfolio of U.S. Government securities, but are not direct obligations of the U.S. Government, its agencies or instrumentalities. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present; however privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guarantee or insurance. In addition to the risks similar to those associated with Mortgage-Backed Securities, asset-backed securities present further risks that are not presented by the Mortgage-Backed Securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets.

INVERSE FLOATING RATE INSTRUMENTS. The Accounts may invest in inverse floating rate debt instruments ("inverse floaters"), including leveraged inverse floaters and inverse floating rate Mortgage-Backed Securities, such as inverse floating rate "interest only" stripped Mortgage-Backed Securities. The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values.
STRUCTURED NOTES. The Accounts may invest in structured notes. The distinguishing feature of a structured note is that the amount of interest and/or principal payable on the notes is based on the performance of a benchmark asset or market other than fixed-income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows an Account to gain exposure to the benchmark market while fixing the maximum loss that the Account may experience in the event that market does not perform as expected. Depending on the terms of the note, the Account may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Account's loss cannot exceed this foregone interest and/or principal. An investment in structured notes involves risks similar to those associated with a direct investment in the benchmark asset.

FORWARD COMMITMENTS. Securities may be purchased by all Accounts on a "when-issued" or on a "forward commitment" basis which means it may take 60 days or more before the securities are delivered to an Account. Securities purchased on a "when-issued" or "forward commitment" basis involve a risk that the value of the security to be purchased may decline prior to the settlement date. Also, if the dealer through which the trade is made fails to consummate the transaction, the Account may lose an advantageous yield or price.

MONEY MARKET INSTRUMENTS. All Accounts may invest in banker's acceptances, certificates of deposit, time deposits and commercial paper. Banker's acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchanges. Banker's acceptances generally mature in six months or less. Certificates of deposit are negotiable interest-bearing instruments with specific maturities. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. Time deposits are nonnegotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time.

                               Prospectus Page 39

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
Time deposits cannot be traded in the secondary market. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on commercial paper vary from a few days to nine months. Capital Appreciation and Balanced Accounts will only purchase money market instruments denominated in a foreign currency whose issuers have at least one billion dollars (U.S.) of assets.

REPURCHASE AGREEMENTS. In a repurchase agreement, an Account buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.


LENDING OF SECURITIES. For the purpose of realizing additional income, each Account may lend to broker-dealers portfolio securities amounting to not more than 33 1/3% of its total assets taken at current value. These loans must be fully collateralized at all times. The Accounts may reinvest any cash collateral in short-term highly liquid debt securities. However, lending of securities may involve some credit risk to the Account if the other party should default on its obligation and the Account is delayed in or prevented from recovering the collateral. Securities loaned by the Account will remain subject to fluctuations of market value.


RESTRICTED AND ILLIQUID SECURITIES. Each Account may invest up to 15% of its net assets in illiquid investments, which includes repurchase agreements maturing in more than seven days, certain restricted securities and securities not readily marketable. Each Account may also invest in restricted securities eligible for resale to certain institutional investors pursuant to Rule 144A under the Securities Act of 1933.


WARRANTS. Each Account may purchase rights and warrants, which represent rights to purchase the common stock of companies at designated prices. Each Account will not purchase such rights and warrants if the Accounts' holding of warrants (valued at the lower of cost or market) would exceed 5% of the value of the Account's total assets as a result of the purchase. In addition, each Account will not purchase a warrant or right which is not listed on the New York or American Stock Exchanges if the purchase would result in the Account's owning unlisted warrants in an amount exceeding 2% of its total assets.

TEMPORARY DEFENSIVE POSITION. When, in the opinion of the Manager and the Subadvisers, market conditions warrant, each Account may invest substantially all of its assets in cash or short-term money market instruments for temporary defensive purposes.

                               Prospectus Page 40

                  Connecticut Mutual Investment Accounts, Inc.

                                   APPENDIX A

--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

As described in the Prospectus, the high yield bonds offering the high current income sought by an Account are ordinarily in the lower rating categories (that is, rated Baa or lower by Moody's or BBB or lower by S&P, or are unrated).

MOODY'S DESCRIBES ITS LOWER RATINGS FOR CORPORATE BONDS AS FOLLOWS:

Bonds which are rated Baa are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be consid-ered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
S&P DESCRIBES ITS LOWER RATINGS FOR CORPORATE BONDS AS FOLLOWS:

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, or CC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

MOODY'S DESCRIBES ITS THREE HIGHEST RATINGS FOR COMMERCIAL PAPER AS FOLLOWS:

Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures and moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will

                               Appendix Page A-1

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated P-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P DESCRIBES ITS THREE HIGHEST RATINGS FOR COMMERCIAL PAPER AS FOLLOWS:
A-1. This designation indicates that the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                               Appendix Page A-2

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
(the Company)

CONNECTICUT MUTUAL LIQUID ACCOUNT

CLASS A AND CLASS B SHARES
CONNECTICUT MUTUAL GOVERNMENT SECURITIES ACCOUNT
CONNECTICUT MUTUAL INCOME ACCOUNT
CONNECTICUT MUTUAL TOTAL RETURN ACCOUNT
CONNECTICUT MUTUAL GROWTH ACCOUNT
(collectively, the CMIA Accounts)

CMIA LIFESPAN CAPITAL APPRECIATION ACCOUNT
CMIA LIFESPAN BALANCED ACCOUNT
CMIA LIFESPAN DIVERSIFIED INCOME ACCOUNT
(collectively, the LifeSpan Accounts)

(each, an Account and collectively, the Accounts)

140 Garden Street
Hartford, Connecticut  06154
1-800-322-CMIA

STATEMENT OF ADDITIONAL INFORMATION

CLASS A AND CLASS B SHARES

OCTOBER 1, 1995


     This Statement of Additional Information (SAI) (Part B of the Registration Statement) is not a prospectus, but should be read in conjunction with the Company's Prospectus for the Connecticut Mutual Liquid Account and the Class A and Class B Shares Prospectus for the other CMIA Accounts and the Class A and Class B Shares Prospectus for the LifeSpan Accounts, each dated October 1, 1995 (together, the Prospectuses). Copies of the Prospectuses can be obtained free of charge by calling or writing the Company at the number or address noted above.

                              TABLE OF CONTENTS

                                                       Page



      1.  General Information                              1
      2.  Investment Objectives and Policies               1
      3.  Investment Restrictions                         20
      4.  Management                                      30
      5.  Investment Advisory Arrangements                35
      6.  Account Expenses                                39
      7.  Distribution Arrangements                       39
      8.  Distribution Financing Plans                    40
      9.  Portfolio Transactions and Brokerage            42
     10.  Determination of Net Asset Value                44
     11.  Purchase and Redemption of Shares               45
     12.  Investment Performance                          47
     13.  Taxes                                     ....  54
     14.  Custodian                                       58
     15.  Transfer Agent Services                         58
     16.  Independent Certified Public Accountants        58
     17.  Other Information                               58
     18.  Financial Statements                            59


____________________

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.


                             GENERAL INFORMATION

     Connecticut Mutual Investment Accounts, Inc. (the Company) is an open-end management investment company consisting of thirteen separate accounts. This Statement of Additional Information (SAI) relates to the single class of shares of the Connecticut Mutual Liquid Account (Liquid Account) and to Class A and Class B shares of seven accounts including: the following four accounts -- Connecticut Mutual Government Securities Account (Government Securities Account), Connecticut Mutual Income Account (Income Account), Connecticut Mutual Total Return Account (Total Return Account) and Connecticut Mutual Growth Account (Growth Account) (collectively with Liquid Account, the CMIA Accounts); and three "life span" accounts -- CMIA LifeSpan Capital Appreciation Account (Capital Appreciation Account), CMIA LifeSpan Balanced Account (Balanced Account) and CMIA LifeSpan Diversified Income Account (Diversified Income Account) (collectively, the LifeSpan Accounts). Each CMIA Account and each LifeSpan Account is referred to herein individually as an Account and collectively as the Accounts. Each Account is managed for investment purposes as if it were a separate fund issuing its own shares.

     G.R. Phelps & Co. (G.R. Phelps or the Manager) is the investment manager for each of the Accounts. In the case of the LifeSpan Accounts, G.R. Phelps has engaged Scudder, Stevens & Clark, Inc. (Scudder), BEA Associates and Pilgrim, Baxter & Assoc. Ltd. (Pilgrim) as subadvisers to assist in the management of the LifeSpan Accounts. Scudder, BEA Associates and Pilgrim are sometimes referred to herein individually as a "Subadviser" and collectively as the "Subadvisers."


                      INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of each of the Accounts is set forth in its respective Prospectus, each dated October 1, 1995 (collectively, the Prospectuses). A further description of certain of the policies described in the Prospectuses is set forth below.

FOREIGN SECURITIES AND EMERGING COUNTRIES
(All Accounts except the Liquid Account and the Government Securities Account)

     Each Account (other than the Liquid Account and the Government Securities Account) may invest in securities of foreign issuers. Each Account (other than the Liquid Account and the Government Securities Account) may also invest in debt and equity securities of corporate and governmental issuers of countries with emerging economies or securities markets.

     Investing in securities of non-U.S. issuers, and in particular in emerging countries, may entail greater risks than investing in securities of issuers in the United States. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for many such securi-ties and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict an Account's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

     Investing in securities of non-U.S. companies may entail additional risks due to the potential political and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, an Account could lose its entire investment in any such country.

     In addition, even though opportunities for investment may exist in foreign countries, and in particular emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

     Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of emerging countries previously expropriated large quantities of real and personal property similar to the property which may be represented by the securities purchased by the Accounts.
 The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by foreign securities purchased by an Account will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, an Account could lose a substantial portion of its investments in such countries. An Account's investments would similarly be adversely affected by exchange control regulation in any of those countries.

     Certain countries in which the Accounts may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for wide- spread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of an Account's investment in those countries.

     Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Accounts. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the invest-ment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require govern-mental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. An Account could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

     Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most foreign securities held by the Accounts will not be registered with the Securities and Exchange Commission (SEC) and such issuers thereof will not be subject to the SEC's reporting requirements. Thus, there may be less available information concerning foreign issuers of securities held by the Accounts than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager or the relevant Subadviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about many foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers.

     Because the Accounts may invest a portion of their total assets in securities which are denominated or quoted in foreign currencies, the strength or weakness of the U.S. dollar against such currencies may account for part of the Accounts' investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of an Account's holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Account's net asset value and any net investment income and capital gains to be distributed in U.S. dollars to shareholders of the Account.

     The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.

     Although the Accounts value their respective assets daily in terms of U.S. dollars, the Accounts do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. However, the Accounts may do so from time to time, and investors should be aware of the costs of currency conversion. Although currency dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to an Account at one rate, while offering a lesser rate of exchange should the Account desire to sell that currency to the dealer.

     Securities of foreign issuers, and in particular many emerging country issuers, may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities exchanges and brokers are generally subject to less governmental supervision and regulation than in the U.S., and foreign securities exchange transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of an Account are uninvested and no return is earned thereon. The inability of an Account to make intended security purchases due to settlement problems could cause the Account to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could either result in losses to an Account due to subsequent declines in value of the portfolio security or, if the Account has entered into a contract to sell the security could result in possible liability to the purchaser.

     The Accounts' investment income or, in some cases, capital gains from foreign issuers may be subject to foreign withholding or other foreign taxes, thereby reducing the Accounts' net investment income and/or net realized capital gains. See "Taxes."

FOREIGN CURRENCY EXCHANGE CONTRACTS
(All Accounts except the Liquid Account and the Government Securities Account)

     Each Account (other than the Liquid Account and the Government Securities Account) may exchange currencies in the normal course of managing its investments and may incur costs in doing so because a foreign exchange dealer will charge a fee for conversion. An Account may conduct foreign currency exchange transactions on a "spot" basis (i.e., for prompt delivery and settlement) at the prevailing spot rate for purchasing or selling currency in the foreign currency exchange market. An Account also may enter into forward currency exchange contracts or other contracts to purchase and sell currencies for settlement at a future date. A foreign exchange dealer, in that situation, will expect to realize a profit based on the difference between the price at which a foreign currency is sold to the Account and the price at which the dealer will cover the purchase in the foreign currency market. Foreign exchange transactions are entered into at prices quoted by dealers, which may include a mark-up over the price that the dealer must pay for the currency.

     A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward currency exchange contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

     At the maturity of a forward currency exchange contract an Account may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward currency exchange contracts are usually effected with the currency trader who is a party to the original forward currency exchange contract.

     The Accounts may enter into forward currency exchange contracts in several circumstances for hedging and non- hedging purposes. First, when an Account enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when an Account anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Account may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward currency exchange contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, an Account will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when management of an Account believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward currency exchange contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Account's portfolio securities denominated in such foreign currency. The precise matching of the forward currency exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward currency exchange contracts to protect the value of an Account's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.
It simply establishes a rate of exchange which an Account can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of an Account's foreign assets.

     An Account's custodian will place cash or liquid, high grade debt securities (High Grade Debt Securities) (i.e., securities rated in one of the top three ratings categories by Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (Standard & Poor's), or a comparable rating agency, or, if unrated, deemed by the Manager or relevant Subadviser to be of comparable credit quality) into a segregated account of the Account in an amount equal to the value of the Account's total assets committed to the consummation of forward currency exchange contracts requiring the Account to purchase foreign currencies or forward currency exchange contracts entered into for non-hedging purposes. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of an Account's commitments with respect to such contracts. The segregated account will be marked-to-market on a daily basis. Although the contracts are not presently regulated by the Commodity Futures Trading Commission (CFTC), the CFTC may in the future assert authority to regulate these contracts. In such event, the Accounts' ability to utilize forward currency exchange contracts may be restricted.

     The Accounts generally will not enter into a forward currency exchange contract with a term of greater than one year.

     While the Accounts will enter into forward currency exchange contracts to reduce currency exchange rate risks, transactions in currency contracts involve certain other risks. Thus, while the Accounts may benefit from currency transactions, unanticipated changes in currency prices may result in a poorer overall performance for an Account than if it had not engaged in any such transactions. Moreover, there may be an imperfect correlation between an Account's portfolio holdings of securities denominated in a particular currency and forward currency exchange contracts entered into by the Account. Such imperfect correlation may cause an Account to sustain losses which will prevent the Account from achieving a complete hedge or expose the Account to risk of foreign exchange loss.

COVERED CALL OPTIONS ON SECURITIES, SECURITIES INDICES AND FOREIGN CURRENCIES (All Accounts except the Liquid Account)

     Each CMIA Account (other than the Liquid Account) may write covered call options. Each LifeSpan Account may purchase and write covered call options. Such options may relate to particular U.S. or non-U.S. securities, to various U.S. or non- U.S. stock indices or to U.S. or non-U.S. currencies. The Accounts may purchase and write, as the case may be, call options which are issued by the Options Clearing Corporation (OCC) or which are traded on U.S. and non-U.S. exchanges. Capital Appreciation Account and Balanced Account (with respect to the international Component) may purchase options on currency in the over-the-counter (OTC) markets.

     An option on a securities index provides the holder with the right to receive a cash payment upon exercise of the option if the market value of the underlying index exceeds the option's exercise price. The amount of this payment will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in U.S. dollars or a foreign currency, times a specified multiple. A call option on a currency gives its holder the right to purchase an amount (specified in units of the underlying currency) of the underlying currency at the stated exercise price at any time prior to the option's expiration.

     Capital Appreciation Account and Balanced Account will engage in over-the-counter (OTC) options only with broker-dealers deemed creditworthy by the Account's Manager or relevant Subadviser. Closing transactions in certain options are usually effected directly with the same broker-dealer that effected the original option transaction. An Account bears the risk that the broker-dealer may fail to meet its obligations. There is no assurance that an Account will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the OCC, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options. OTC options will be deemed illiquid for purposes of an Account's limitation on investments in illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula approved by the staff of the SEC.

     An Account will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or High Grade Debt Securities in such amount as are held in a segregated account by the Account's custodian) upon conversion or exchange of other securities held by the portfolio. For a call option on an index, the option is covered if the Account maintains cash or cash equivalents equal to the contract value with the Account's custodian. A call option on a security or an index is also covered if the Account holds a call on the same security or index as the call written by the Account where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Account in cash or cash equivalents in a segregated account with the Account's custodian. A call option on currency written by an Account is covered if the Account owns an equal amount of the underlying currency.

     When an Account purchases or writes an option, an amount equal to the net premium (the premium less the commission paid by the Account) received by the Account is included in the liability section of the Account's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be marked-to-market on an ongoing basis to reflect the current value of the option purchased or written. The current value of a traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Account expires unexercised, the Account realizes a loss equal to the premium paid.
If the Account enters into a closing sale transaction on an option purchased by it, the Account will realize a gain if the premium received by the Account on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Account expires on the stipulated expiration date or if the Account enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Account is exercised, the proceeds to the Account from the exercise will be increased by the net premium originally received, and the Account will realize a gain or loss.

     There are several risks associated with transactions in options on securities, securities indices and currencies. For example, there are significant differences between the securities markets, currency markets and the corresponding options markets that could result in imperfect correlations, causing a given option transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded OTC or on a U.S. or non-U.S. securities exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     No Account shall write a covered call option if as a result thereof the assets underlying calls outstanding (including the proposed call option) would exceed 20% of the value of the assets of the Account.

FUTURES CONTRACTS AND RELATED OPTIONS
(All Accounts except the Liquid Account)

     To hedge against changes in interest rates, securities prices or currency exchange rates or for certain non-hedging purposes, each Account (other than the Liquid Account) may, subject to its investment objectives and policies, purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. An Account may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, currencies and other financial instruments and indices. The Growth Account and Total Return Account may purchase and sell futures contracts on stock indices and sell options on such futures. The Income Account and Total Return Account may purchase and sell interest rate futures and sell options on such futures. In addition, each Account that may invest in securities that are denominated in a foreign currency may purchase and sell futures on currencies and sell options on such futures. An Account will engage in futures and related options transactions only for bona fide hedging or other non-hedging purposes as defined in regulations promulgated by the CFTC. All futures contracts entered into by the Accounts are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges approved by the CFTC.

     FUTURES CONTRACTS. A futures contract may generally be described as an agreement between two parties to buy and sell a particular financial instrument for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract). Futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a commodity or financial instrument, such as a security or the cash value of a securities index, during a specified future period at a specified price.

     When interest rates are rising or securities prices are falling, an account can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, an Account, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

     Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Accounts may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

     HEDGING STRATEGIES. Hedging, by use of futures contracts, seeks to establish with more certainty the effective price and rate of return on portfolio securities and securities that an Account proposes to acquire. The Accounts may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of an Account's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Account or securities with characteristics similar to those of the Account's portfolio securities. If, in the opinion of the Account's Manager or the relevant Subadviser, there is a sufficient degree of correlation between price trends for an Account's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Account may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in an Account's portfolio may be more or less volatile than prices of such futures contracts, the Manager or the relevant Subadviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Account enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting an Account's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of an Account's portfolio securities would be substantially offset by a decline in the value of the futures position.

     On other occasions, the Accounts may take a "long" position by purchasing futures contracts. This would be done, for example, when an Account anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.

     OPTIONS ON FUTURES CONTRACTS. The acquisition of put and call options on futures contracts will give the Accounts the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, an Account obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

     The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of an Account's assets. By writing a call option, an Account becomes obligated, in exchange for the premium, to sell a futures contract (if the option is exercised), which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that an Account intends to purchase. However, an Account becomes obligated to purchase a futures contract (if the option is exercised) which may have a value lower than the exercise price. Thus, the loss incurred by an Account in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Accounts will incur transaction costs in connection with the writing of options on futures.

     The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. The Accounts' ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

     The Accounts may use options on futures contracts solely for bona fide hedging or other non-hedging purposes as described below.

     OTHER CONSIDERATIONS. The Accounts will engage in futures and related options transactions only for bona fide hedging or non- hedging purposes as permitted by CFTC regulations which permit principals of an investment company registered under the Investment Company Act of 1940, as amended (the Investment Company Act), to engage in such transactions without registering as commodity pool operators. An Account will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities or instruments held by the Account or securities or instruments which they expect to purchase. Except as stated below, the Accounts' futures transactions will be entered into for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are denominated) that an Account owns or futures contracts will be purchased to protect an Account against an increase in the price of securities (or the currency in which they are denominated) that an Account intends to purchase. As evidence of this hedging intent, each Account expects that, on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Account will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for an Account to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

     As an alternative to compliance with the bona fide hedging definition, a CFTC regulation now permits an Account to elect to comply with a different test under which the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options on futures will not exceed 5% of the net asset value of an Account's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. An Account will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code for maintaining its qualification as a regulated investment company for federal income tax purposes. See "Taxes."

     An Account will be required, in connection with transactions in futures contracts and the writing of options on futures contracts, to make margin deposits, which will be held by the Company's custodian for the benefit of the futures commission merchant through whom the Account engages in such futures contracts and option transactions. These transactions involve brokerage costs, require margin deposits and, in the case of futures contracts and options obligating an Account to purchase securities, require an Account to segregate cash or High Grade Debt Securities in an account maintained with the Company's custodian to cover such contracts and options.

     While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for an Account than if it had not entered into any futures contracts or options transactions. The other risks associated with the use of futures contracts and options thereon are (i) imperfect correlation between the change in market value of the securities held by an Account and the prices of the futures and options and (ii) the possible absence of a liquid secondary market for a futures contract or option and the resulting inability to close a futures position prior to its maturity date.

     In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the Account may be exposed to risk of loss. The risk of imperfect correlation may be minimized by investing in contracts whose price behavior is expected to resemble that of an Account's underlying securities. The risk that the Accounts will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

"WHEN-ISSUED" PURCHASES AND FORWARD COMMITMENTS
(All Accounts except the Liquid Account)

     Securities may be purchased by all Accounts (other than the Liquid Account) on a "when-issued" or on a "forward commitment" basis. These transactions, which involve a commitment by an Account to purchase or sell particular securities with payment and delivery taking place at a future date, permit the Account to lock in a price or yield on a security, regardless of future changes in interest rates. An Account will purchase securities on a "when-issued" or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed appropriate by the Manager or relevant Subadviser, however, an Account may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Account on the settlement date. In these cases the Account may realize a gain or loss.

     When an Account agrees to purchase securities on a "when--issued" or forward commitment basis, the Account's custodian will set aside cash or High Grade Debt Securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Account may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Account's commitments. The market value of an Account's net assets may fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments then when it sets aside cash. Because an Account's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, each Account expects that its commitments to purchase when-issued securities and forward commitments will not exceed 33% of the value of its total assets absent unusual market conditions. When an Account engages in "when-issued" and forward commitment transactions, it relies on the other party to the transaction to consummate the trade. Failure of such party to do so may result in the Account incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of an Account starting on the day the Account agrees to purchase the securities. The Account does not earn interest or dividends on the securities it has committed to purchase until the settlement date.

DEBT SECURITIES
(All Accounts)

     VARIABLE AND FLOATING RATE INSTRUMENTS. Debt instruments purchased by an Account may be structured to have variable or floating interest rates. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Manager and the Subadvisers will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. If deemed necessary by the manager or relevant Subadvisers to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to an Account's fixed income investments, the issuer's obligation to pay the principal of the instrument may be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. Any bank providing such a bank letter, line of credit, guarantee or loan commitment will meet the Account's investment quality standards relating to investments in bank obligations. An Account will invest in variable and floating rate instruments only when the Manager or the relevant Subadviser deems the investment to meet the investment guidelines applicable to the Account. The Manager or the relevant Subadviser will also continuously monitor the creditworthiness of issuers of such instruments to determine whether an Account should continue to hold the investments.

     The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and an Account could suffer a loss if the issuer defaults or during periods in which an Account is not entitled to exercise its demand rights.

     Variable and floating rate instruments held by an Account will be subject to the Account's limitation on investments in illiquid securities when a reliable trading market for the instruments does not exist and the Account may not demand payment of the principal amount of such instruments within seven days.

     YIELDS AND RATINGS. The yields on certain obligations, including the money market instruments in which each Account may invest (such as commercial paper, bank obligations and corporate debt securities), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Standard and Poor's, Moody's and other nationally and internationally recognized rating service organizations represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality or value. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. See the Appendices to the Prospectuses for a description of the ratings provided by recognized statistical ratings organizations.

     Subsequent to its purchase by an Account, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Account. The Board of Directors, or the Account's Manager or relevant Subadviser, pursuant to guidelines established by the Board of Directors, will consider such an event in determining whether the Account should continue to hold the security in accordance with the interests of the Account and applicable regulations of the SEC.

     INTEREST RATE SWAPS. The Accounts may enter into interest rate swaps. Inasmuch as these transactions are entered into for good faith hedging purposes or are offset by a segregated account, the Accounts, the Manager and the Subadvisers believe that such obligations do not constitute senior securities as defined in the Investment Company Act and, accordingly, will not treat them as being subject to the Accounts' borrowing restrictions.

     An Account will not enter into any interest rate swap transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Account's Manager or the relevant Subadviser. If there is a default by the other party to such a transaction, an Account will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. However, the staff of the SEC takes the position that swaps, caps and floors are illiquid investments that are subject to the Accounts' limitation on such investments.

     ZERO COUPON AND DEFERRED INTEREST BONDS. The Accounts may invest in zero coupon bonds and deferred interest bonds. Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Although this period of delay is different for each deferred interest bond, a typical period is approximately one-third of the bond's term to maturity. Such investments benefit the issuer by mitigating its initial need for cash to meet debt service, but some also provide a higher rate of return to attract investors who are willing to defer receipt of such cash. The market price of zero coupon and deferred interest bonds are more volatile than instruments that pay interest regularly.

     HIGH YIELD/HIGH RISK DEBT OBLIGATIONS. Each Account (other than the Liquid Account and Government Securities Account) may invest in high yield/high risk, fixed income securities (commonly called junk bonds) rated Ba or lower by Moody's, BB or lower by Standard & Poor's, or an equivalent rating, or unrated securities. The CMIA Accounts may invest in debt securities rated as low as "B" by Moody's or Standard & Poor's. The LifeSpan Accounts may invest in securities rated as low as "C" by Moody's or "D" by Standard & Poor's which indicate that the obligations are speculative and may be in default. Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate.

     High yield obligations are subject to risks not generally associated with an investment in investment grade bonds. The market for high yield obligations is relatively new and has not been exposed for a long period of time to the effects of cyclical and sometimes adverse changes in the economy. The prices of high yield obligations have been less sensitive to interest rate changes than higher rated investments, but are more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, issuers may experience financial stress that adversely affects their ability to meet principal and interest payment obligations. If an issuer of a high yield obligation defaulted on its obligation to pay principal or interest or entered into bankruptcy proceedings, an Account may incur additional expense to seek recovery of its investment. In addition, periods of uncertainty and change can be expected to result in increased volatility of market prices of high yield, high risk bonds and an Account's net asset value. High yield obliga-tions may contain redemption or call provisions that, if exercised, may require the Account to replace the security with a lower yielding security, resulting in a decreased return for investors. The market for high yield obligations is likely to be less liquid than the market for higher rated obligations and the Manager or Subadviser's judgment may play a greater role in the valuation of high yield obligations. Market conditions may restrict the availability of high yield obligations and may affect the choice of securities to be sold when an Account attempts to meet redemption requests.

     Each Account is dependent on its Manager's or Subadviser's judgment, analysis and experience in evaluating the quality of high yield obligations. In evaluating the credit quality of a particular issue, whether rated or unrated, the Manager and Subadviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issuer, the ability of the issuer's management and regulatory matters. The Manager and Subadviser will attempt to reduce the risks of investing in high yield obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

     The Accounts may invest in pay- in- kind (PIK) securities, which pay interest in either cash or additional securities, at the issuer's option, for a specified period. PIKs may be more speculative and subject to greater fluctuations in value than securities which pay interest periodically and in cash, due to changes in interest rates.

     The Accounts' purchase of debt securities that have original issue discount, including zero coupon, deferred interest and PIK securities, present special tax issues. See "Taxes."

PREFERRED STOCK
(All Accounts except the Liquid Account and Government Securities Account)

     Each of the Accounts (other than the Liquid Account and the Government Securities Account), subject to its investment objectives, may purchase preferred stock. Preferred stocks are equity securities, but possess certain attributes of debt securities and are generally considered fixed income securities. Holders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to dividend payments to common stockholders. Because of this preference, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stocks. However, preferred stocks are equity securities in that they do not represent a liability of the issuer and therefore do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

WARRANTS
(All Accounts except the Liquid Account and Government Securities Account)

     Each of the Accounts (other than the Liquid Account and the Government Securities Account) may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves a risk that an Account could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. An Account will not invest more than 5% of its net assets, taken at market value, in warrants, or more than 2% of its net assets, taken at market value, in warrants not listed on a recognized securities exchange. Warrants acquired by an Account in units or attached to other securities shall not be included in determining compliance with these percentage limitations.

MORTGAGE-BACKED SECURITIES
(All Accounts)

     Each Account may invest in mortgage-backed securities. Mortgage-backed securities represent direct or indirect participations in or obligations collateralized by and payable from mortgage loans secured by real property. Each mortgage pool underlying mortgage-backed securities will consist of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner and non-owner occupied one-unit to four-unit residential properties, multifamily residential properties, agricultural properties, commercial properties and mixed use properties.

     AGENCY MORTGAGE SECURITIES. Each Account may invest in mortgage backed securities issued or guaranteed by the U.S. Government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. Agencies, instrumentalities or sponsored enterprises of the U.S. Government include but are not limited to the Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Ginnie Mae securities are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae securities and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government; however, these enterprises have the ability to obtain financing from the U.S. Treasury. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

     PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. Each Account may also invest in mortgage-backed securities issued by trusts or other entities formed or sponsored by private originators of and institutional investors in mortgage loans and other foreign or domestic non-governmental entities (or representing custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such mortgage-backed securities are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or Freddie Mac, in order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." Such credit enhancements fall generally into two categories; (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. Such protection may be provided through guarantees, insurance policies or letters of credit, though various means of structuring the transaction or through a combination of such approaches.

     MORTGAGE PASS-THROUGH SECURITIES. Each Account may invest in mortgage pass-through securities, which are fixed or adjustable rate mortgage-backed securities that provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or services of the underlying mortgage loans.

     MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. The Government Securities Account, Income Account, Total Return Account and each of the LifeSpan Accounts may invest in collateralized mortgage obligations (CMOs), which are multiple class mortgage-backed securities. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-backed securities. CMOs are issued in multiple classes, each with a specified fixed or adjustable interest rate and a final distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. Sometimes, however, CMO classes are "parallel pay" (i.e., payments of principal are made to two or more classes concurrently).

     STRIPPED MORTGAGE-BACKED SECURITIES. The Government Securities Account Income Account, Total Return Account and each of the LifeSpan Accounts may also invest in stripped mortgage-backed securities (SMBS), which are derivative multiple class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage loans. If the underlying mortgage loans experience greater than anticipated prepayments of principal, an Account may fail to fully recoup its initial investment in these securities.

     A common type of SMBS will have one class receiving all of the interest from a pool of mortgage loans (IOs), while the other class will receive all of the principal (POs). The market value of POs generally is unusually volatile in response to changes in interest rates. The yields on IOs are generally higher than prevailing market yields on other mortgage-backed securities because the cash flow patterns of IOs are more volatile and there is a greater risk that the initial investment will not be fully recouped. Because an investment in an IO consists entirely of a right to an interest income stream and prepayments of mortgage loan principal amounts can reduce or eliminate such income stream, the value of IO's can be severely adversely affected by significant prepayments of underlying mortgage loans. In accordance with a requirement imposed by the staff of the SEC, the Manager and the Subadvisers will consider privately-issued fixed rate IOs and POs to be illiquid securities for purposes of Accounts' limitation on investments in illiquid
securities.   Unless the Manager or the relevant Subadviser, acting pursuant to guidelines and standards established by the Board of Directors, determines that a particular government-issued fixed rate IO or PO is liquid, management will also consider these IOs and POs to be illiquid.

CUSTODIAL RECEIPTS
(All Accounts)

     Each of the Accounts may acquire U.S. Government securities and their unmatured interest coupons that have been separated (stripped) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts (TIGRs) and Certificate of Accrual on Treasury Securities (CATS). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments.
 The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government securities for federal tax and securities purposes. In the case of CATS and TIGRs, the IRS has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Accounts. CATS and TIGRs are not considered U.S. Government securities by the Staff of the SEC, however. Further, the IRS' conclusion is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Accounts. The Company is not aware of any binding legislative, judicial or administrative authority on this issue.

COMMERCIAL PAPER
(All Accounts)

     Commercial paper is a short- term, unsecured negotiable promissory note of a U.S or non- U.S issuer. Each of the Accounts may purchase commercial paper for temporary defensive purposes as described in the Prospectuses. An Account may also invest in variable rate master demand notes which typically are issued by large corporate borrowers providing for variable amounts of principal indebtedness and periodic adjustments in the interest rate according to the terms of the instrument. Demand notes are direct lending arrangements between an Account and an issuer, and are not normally traded in a secondary market. An Account, however, may demand payment of principal and accrued interest at any time. In addition, while demand notes generally are not rated, their issuers must satisfy the same criteria as those set forth above for issuers of commercial paper. The Manager and the Subadvisers will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand.

BANK OBLIGATIONS
(All Accounts)

     Certificates of Deposit (CDs) are short- term negotiable obligations of commercial banks. Time Deposits (TDs) are non- negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.

     U.S. commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (FDIC). U.S. banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to an Account, depending upon the principal amount of CDs of each bank held by the Account) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, U.S. branches of U.S. banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

     U.S. savings and loan associations, the CDs of which may be purchased by the Accounts, are supervised and subject to examination by the Office of Thrift Supervision. U.S. savings and loan associations are insured by the Savings Association Insurance Account which is administered by the FDIC and backed by the full faith and credit of the U.S. Government.

REPURCHASE AGREEMENTS
(All Accounts)

     Each of the Accounts may enter into repurchase agreements as described in the Prospectuses. For purposes of the Investment Company Act and, generally, for tax purposes, a repurchase agreement is considered to be a loan from the Account to the seller of the obligation. For other purposes, it is not clear whether a court would consider such an obligation as being owned by the Account or as being collateral for a loan by the Account to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the obligation before its repurchase, under the repurchase agreement, the Account may encounter delay and incur costs before being able to sell the security. Such delays may result in a loss of interest or decline in price of the obligation. If the court characterizes the transaction as a loan and the Account has not perfected a security interest in the obligation, the Account may be treated as an unsecured creditor of the seller and required to return the obligation to the seller's estate. As an unsecured creditor, the Account would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Accounts, the Manager and the Subadvisers seek to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller of the obligation. In addition to the risk of bankruptcy or insolvency proceedings, there is the risk that the seller may fail to repurchase the security. However, if the market value of the obligation falls below the repurchase price (including accrued interest), the seller of the obligation will be required to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

RESTRICTED AND ILLIQUID SECURITIES

     Each Account (other than Liquid Account) may invest in restricted securities eligible for resale to certain institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and foreign securities acquired in accordance with Regulation S under the 1933 Act. No Account (except each of the LifeSpan Accounts) will invest more than 10% of its net assets in illiquid investments, which include repurchase agreements maturing in more than seven days, securities that are not readily marketable, restricted securities, purchased over-the-counter (OTC) options, certain assets used to cover written OTC options, and privately issued stripped mortgage-backed securities. Each of the LifeSpan Accounts will not invest more than 15% of its net assets in such illiquid investments. If the Board of Directors determines, based upon a continuing review of the trading markets for specific Rule 144A securities, that such securities are liquid, then these securities may be purchased without regard to the Accounts' 10% or 15% limit on illiquid investments, as the case may be. However, each LifeSpan Account has undertaken to limit investments in restricted securities including those eligible for resale pursuant to Rule 144A to 15% of total assets. The Board of Directors may adopt guidelines and delegate to the Manager or relevant Subadviser the daily function of determining and monitoring the liquidity of restricted securities. The Board of Directors, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Board of Directors will carefully monitor each Account's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Accounts if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

PORTFOLIO TURNOVER

     Each Account's particular portfolio securities may be changed without regard to the holding period of these securities (subject to certain tax restrictions), when the Manager or respective Subadviser deems that this action will help achieve the Account's objective given a change in an issuer's operations or changes in general market conditions. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Accounts do not generally intend to invest for the purpose of seeking short-term profits. Variations in portfolio turnover rate from year to year reflect the investment discipline applied to the particular Account and do not generally reflect trading for short-term profits.


                           INVESTMENT RESTRICTIONS

A.  FUNDAMENTAL INVESTMENT RESTRICTIONS.

     Each Account has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable Account's outstanding voting securities. Under the Investment Company Act, and as used in the Prospectuses and this SAI, a "majority of the outstanding voting securities" requires the approval of the lesser of (1) the holders of 67% or more of the shares of an Account represented at a meeting if the holders of more than 50% of the outstanding shares of the Account are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Account.

     The Income, Growth and Total Return Accounts of the Company each may not:

     1. Issue senior securities, except as permitted by paragraphs 7, 8, 9 and 11 below. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, and repurchase agreements entered into in accordance with the Account's investment policies, and the pledge, mortgage or hypothecation of the Account's assets are not deemed to be senior securities.

     2. (a) Invest more than 5 percent of its total assets (taken at market value at the time of each investment) in the securities (other than United States Government or Government agency securities) of any one issuer (including repurchase agreements with any one bank or dealer) or more than 15 percent of its total assets in the obligations of any one bank; and (b) purchase more than either (i) 10 percent in principal amount of the outstanding debt securities of an issuer, or (ii) 10 percent of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its agencies, bank money instruments or bank repurchase agreements.

     3. Invest more than 25 percent of the value of its total assets in the securities of issuers in any single industry, provided that this limitation shall not apply to the purchase of obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. For the purpose of this restriction, each utility that provides a separate service (e.g., gas, gas transmission, electric or telephone) shall be considered to be a separate industry. This test shall be applied on a proforma basis using the market value of all assets immediately prior to making any investment.

     4. Alone, or together with any other portfolio or portfolios, make investments for the purpose of exercising control over, or management of, any issuer.

     5. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed- end investment companies where no underwriter or dealer's commission or profit, other than the customary broker's commission is involved and only if immediately thereafter not more than 10 percent of such portfolio's total assets, taken at market value, would be invested in such securities.

     6. Purchase or sell interests in oil, gas or other mineral exploration or development programs, commodities, commodity contracts or real estate, except that such portfolio may: (1) purchase securities of issuers which invest or deal an any of the above and (2) invest for hedging purposes in futures contracts on securities, financial instruments and indices, and foreign currency, as are approved for trading on a registered exchange.

     7. Purchase any securities on margin (except that the Company may obtain such short- term credits as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position. The deposit or payment by the Account of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     8. Make loans, except that the Account (1) may lend portfolio securities in accordance with the Account's investment policies up to 33 1/3% of the Account's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

     9. Borrow amounts in excess of 10 percent of its total assets, taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes, or make investments in portfolio securities while such outstanding borrowings exceed 5 percent of its total assets.

     10. Allow its current obligations under reverse repurchase agreements, together with borrowings, to exceed 1/3 of the value of its total assets (less all its liabilities other than the obligations under borrowings and such agreements).

     11. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Account except as may be necessary in connection with borrowings as mentioned in investment restriction (9) above, and then such mortgaging, pledging or hypothecating may not exceed 10 percent of such Account's total assets, taken at market value at the time thereof. In order to comply with certain state statutes, such Account will not, as a matter of operating policy, mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of the value of pledged securities plus the maximum sales charge will exceed 10 percent of the value of such Account's shares at the maximum offering price. The deposit of cash, cash equivalents and liquid debt securities in a segregated account with the custodian and/or with a broker in connection with futures contracts or related options transactions and the purchase of securities on a "when- issued" basis is not deemed to be a pledge.

     12. Underwrite securities of other issuers except insofar as the Company may be deemed an underwriter under the 1933 Act in selling portfolio securities.

     13. Write, purchase or sell puts, calls or combinations thereof, except that covered call options may be written.

     14. Invest in securities of foreign issuers if at the time of acquisition more than 10 percent of its total assets, taken at market value at the time of the investment, would be invested in such securities. However, up to 25 percent of the total assets of such portfolio may be invested in the aggregate in such securities (i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, or
(iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the New York Stock Exchange.

     15. Invest more than 10 percent in the aggregate of the value of its total assets in repurchase agreements maturing in more than seven days, time deposits maturing in more than 2 days, portfolio securities which do not have readily available market quotations and all other illiquid assets.

     The Government Securities Account may not:

     1. Issue senior securities, except as permitted by para-graphs 3, 4, 5 and 15 below. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, and repurchase agreements entered into in accordance with the Account's investment policies, and the pledge, mortgage or hypothecation of the Account's assets are not deemed to be senior securities.

     2. Purchase equity securities (e.g., common stocks, preferred stocks), voting securities or local or state government securities (e.g., municipal bonds, state bonds).

     3. Borrow money, except from banks for temporary or emer-gency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, borrow in the aggregate more than 10 percent of the value of its total assets, or invest in portfolio securities while outstanding borrowings exceed 5 percent of the value of its total assets.

     4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount of not more than 10 percent of the value of its net assets to secure borrowings for temporary or emergency purposes and except as may be necessary in connection with securities lending as provided in investment restriction (10) below. The deposit of cash, cash equivalents and liquid debt securities in a segregated account with the custodian and/or with a broker in connection with futures contracts or related options transactions and the purchase of securities on a "when- issued" basis is not deemed to be a pledge.

     5. Sell securities short or purchase securities on margin. The deposit or payment by the Account of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     6. Write or purchase put or call options, except that the Account may engage in covered call option writing.

     7. Underwrite the securities of other issuers or purchase restricted securities.

     8. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, except that the Account may invest for hedging purposes in futures contracts on securities, financial instruments, and indices as are approved for trading on a registered exchange.

     9. Make loans, except that the Account (1) may lend portfolio securities in accordance with the Account's investment policies up to 33 1/3 percent of the Account's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

     10. Invest more than 15 percent of the value of its total assets in the obligations of any one bank, or invest more than 5 percent of the value of its total assets in the commercial paper of any one issuer.

     11. Invest more than 25 percent of the value of its total assets in the securities of issuers in any single industry, provided that this limitation shall not apply to the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit issued by domestic banks and domestic bankers' acceptances (excluding foreign branches of domestic banks).

     12. Invest more than 10 percent in the aggregate of the value of its total assets in repurchase agreements maturing in more than 7 days, time deposits maturing in more than 2 days and portfolio securities which do not have readily available market quotations.

     13.     Invest in companies for the purpose of exercising control.

     14. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     15. Allow its current obligations under reverse repurchase agreements, together with borrowings, to exceed one- third of the value of its total assets (less all its liabilities other than the obligations under borrowings and such agreements).

     The Liquid Account may not:

     1. Issue senior securities, except as permitted by paragraphs 3, 4, 5 and 15 below. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, and repurchase agreements entered into in accordance with the Account's investment policies, and the pledge, mortgage or hypothecation of the Account's assets are not deemed to be senior securities.

     2. Purchase equity securities (e.g., common stocks, preferred stocks), voting securities or local or state government securities (e.g., municipal bonds, state bonds).

     3. Borrow money, except from banks for temporary or emer-gency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, borrow in the aggregate more than 10 percent of the value of its total assets, or invest in portfolio securities while outstanding borrowings exceed 5 percent of the value of its total assets.

     4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount of not more than 10 percent of the value of its net assets to secure borrowings for temporary or emergency purposes and except as may be necessary in connection with securities lending as provided in investment restriction (10) below. The deposit of cash, cash equivalents and liquid debt securities in a segregated account with the custodian and/or with a broker in connection with futures contracts or related options transactions and the purchase of securities on a "when- issued" basis is not deemed to be a pledge.

     5. Sell securities short or purchase securities on margin. The deposit or payment by the Account of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     6.      Write or purchase put or call options.

     7. Underwrite the securities of other issuers or purchase restricted securities.

     8. Purchase or sell real estate, real estate investment trust securities, commodities or commodities contracts, or oil and gas interests.

     9. Make loans, except that the Account (1) may lend portfolio securities in accordance with the Account's investment policies up to 33 1/3 percent of the Account's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

     10. Invest more than 15 percent of the value of its total assets in the obligations of any one bank or invest more than 5 percent of the value of its total assets in the commercial paper of any one issuer.

     11. Invest more than 25 percent of the value of its total assets in the securities of issuers in any single industry, provided that this limitation shall not apply to the purchase of obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, certificates of deposit issued by domestic banks and domestic bankers' acceptances (excluding foreign branches of domestic banks).

     12. Invest more than 10 percent in the aggregate of the value of its total assets in repurchase agreements maturing in more than 7 days, time deposits maturing in more than 2 days and portfolio securities which are not readily marketable.

     13.     Invest in companies for the purpose of exercising control.

     14. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     15. Enter into a reverse repurchase agreement if as a result its current obligations under such agreement would exceed one- third of the value of its total assets (less all its liabilities other than the obligations under such agreements).

     16.     Invest in any security with a maturity in excess of one year.

     For purposes of the fundamental investment restrictions, the term "borrow" does not include mortgage dollar rolls, reverse repurchase agreements or lending portfolio securities and the terms "illiquid securities" and "portfolio securities which do not have readily available market quotations" shall include restricted securities. However, as non- fundamental policies, the Company will treat reverse repurchase agreements as borrowings, master demand notes as illiquid securities and mortgage dollar rolls as sales transactions and not as a financing.

     For purposes of the restriction on investing more than 25% of an Account's assets in the securities of issuers in any single industry, the category Financial Services as used in the Financial Statements may include several different industries such as mortgage- backed securities, brokerage firms and other financial institutions.

     Each of the Income, Growth, Total Return and Liquid Accounts of the Company may not, as a non-fundamental investment restriction, invest more than 5% of its total assets in securities of any issuer which, together with its predecessors, has been in operation for less than three years.

     Each of the LifeSpan Accounts each may not:

     1. Issue senior securities, except as permitted by paragraphs 2, 3, 6 and 7 below. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments and repurchase agreements entered into in accordance with the Account's investment policies, are not deemed to be senior securities.

     2. Purchase any securities on margin (except that the Company may obtain such short- term credits as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position. The deposit or payment by the Account of initial or maintenance margin in connection with futures contracts or related options trans-actions is not considered the purchase of a security on margin.

     3. Borrow money, except for emergency or extraordinary purposes including (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Account's total assets (including the amount borrowed) taken at market value,
(ii) in connection with the redemption of Account shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, but only if after each such borrowing there is asset coverage of at least 300% as defined in the Investment Company Act. For purposes of this investment restriction, reverse repurchase agreements, mortgage dollar rolls, short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.

     4. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Account may be deemed to be an underwriter for purposes of the 1933 Act.

     5. Purchase or sell real estate except that the Account may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Account as a result of the ownership of securities.

     6. Invest in commodities, except the Account may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Account's investment policies.

     7. Make loans, except that the Account (1) may lend portfolio securities in accordance with the Account's investment policies up to 33 1/3% of the Account's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of publicly distributed bonds, debentures or other similar obligations.

     8. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

     9. With respect to 75% of total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if:

     (a) such purchase would cause more than 5% of the Account's total assets taken at market value to be invested in the securities of such issuer; or

     (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Account.

B.  NON-FUNDAMENTAL INVESTMENT RESTRICTIONS.

     The following restrictions are designated as non-fundamental and may be changed by the Board of Directors without the approval of shareholders.

     The LifeSpan Accounts each may not:

(1) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the Account's total assets taken at market value. Collateral arrangements with respect to margin, option and other risk management and when-issued and forward commitment transac-tions are not deemed to be pledges or other encumbrances for purposes of this restriction.

(2) Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Manager or the Subadvisers to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

(3) Purchase or retain securities of an issuer if one or more of the Directors or officers of the Company or directors or officers of the Manager or any Subadviser or any investment management subsidiary of the Manager or any Subadviser individually owns beneficially more than 0.5% and together own beneficially more than 5% of the securities of such issuer.

(4) Purchase a security if, as a result, (i) more than 10% of the Account's assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Account or (iii) more than 5% of the Account's assets would be invested in any one such investment company. The Account will not purchase the securities of any open-end investment company except when such purchase is part of a plan of merger, consolidation, reorganization or purchase of substantially all of the assets of any other investment company, or purchase the securities of any closed-end investment company except in the open market where no commission or profit to a sponsor or dealer results from the purchase, other than customary brokerage fees.
    The Account has no current intention of investing in other investment companies.

(5) Invest more than 15% of total assets in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933.

(6) Invest more than 5% of total assets in securities of any issuer which, together with its predecessors, has been in operation for less than three years.

(7) Invest in securities which are illiquid if, as a result, more than 15% of its net assets would consist of such securities, including repurchase agreements maturing in more than seven days, securities that are not readily marketable, certain restricted securities, purchased OTC options, certain assets used to cover written OTC options, and privately issued stripped mortgage-backed securities.

 (8) Purchase securities while outstanding borrowings exceed 5% of the Account's total assets.

(9)     Invest in real estate limited partnership interests.

(10) Purchase warrants of any issuer, if, as a result of such purchase, more than 2% of the value of the Account's total assets would be invested in warrants which are not listed on an exchange or more than 5% of the value of the total assets of the Account would be invested in warrants generally, whether or not so listed. For these purposes, warrants are to be valued at the lesser of cost or market, but warrants acquired by the Account in units with or attached to debt securities shall be deemed to be without value.

(11) Purchase interests in oil, gas, or other mineral exploration programs or mineral leases; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals.

(12) Write covered call or put options with respect to more than 25% of the value of its total assets, invest more than 25% of its total assets in protective put options or invest more than 5% of its total assets in puts, calls, spreads or straddles, or any combination thereof, other than protective put options. The aggregate value of premiums paid on all options, other than protective put options, held by the Account at any time will not exceed 20% of the Account's total assets.

(13) Invest for the purpose of exercising control over or management of any company.

     If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of an Account's assets will not be considered a violation of the restriction.

     In order to permit the sale of shares of the Accounts in certain states, the Board of Directors may, in its sole discretion, adopt restrictions on investment policy more restrictive than those described above. Should the Board of Directors determine that any such more restrictive policy is no longer in the best interest of an Account and its shareholders, the Account may cease offering shares in the state involved and the Board of Directors may revoke such restrictive policy. Moreover, if the states involved shall no longer require any such restrictive policy, the Board of Directors may, in its sole discretion, revoke such policy.


                                  MANAGEMENT

     The Company's Board of Directors provides broad supervision over the affairs of the Company. The officers of the Company are responsible for the day-to-day operations of the Company. The Directors of the Company and the officers of the Company are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Director and officer of the Company is 140 Garden Street, Hartford, Connecticut 06154. Those Directors and officers who are "interested persons" of the Company, as defined in the Investment Company Act, by virtue of their affiliation with the Company, are indicated by an asterisk(*).

DIRECTORS AND OFFICERS OF THE COMPANY.

RICHARD H. AYERS, 52, DIRECTOR
Chairman and Chief Executive Officer, The Stanley Works (tool manufacturer).
Address:  The Stanley Works, 1000 Stanley Drive, New Britain, Connecticut
         06050

DAVID E.A. CARSON, 61, DIRECTOR
President, Chairman and Chief Executive Officer, People's Bank.
Address:  People's Bank, 899 Main Street, Bridgeport, Connecticut 06604

RICHARD W. GREENE, 60, DIRECTOR
Executive Vice President and Treasurer, University of Rochester.
Address:  University of Rochester, Wilson Boulevard, Rochester, New York 14627

BEVERLY L. HAMILTON, 48, DIRECTOR
President, ARCO Investment Management Company (1991-Present); Deputy Comptroller, City of New York (1987-1991).
Address:  ARCO Investment Management Company, 555 South Flower Street, Los
         Angeles, California 90071

DONALD H. POND, JR., 52, DIRECTOR AND PRESIDENT*

Executive Vice President, Connecticut Mutual Life Insurance Company (CML) (1988-June, 1995).


DAVID E. SAMS, JR., 52, DIRECTOR*
President and Chief Executive Officer, CML (1993-present); President and Chief Executive Officer, Agency Group, Capital Holdings Corporation (1987-1993).

LINDA M. NAPOLI, 38, TREASURER AND CONTROLLER*
Assistant Vice President, CML (1987-present); Associate Director, CML
(1988-1993).

LOUIS A. LACCAVOLE, 46, GENERAL AUDITOR*
Vice President and General Auditor, CML (1990-Present); Assistant Vice President and General Auditor, CML (1981-1990).

ANN F. LOMELI, 39, SECRETARY*
Secretary of the Company; Corporate Secretary, CML (1988-present).

     All Board members of the Company are board members of, Mr. Pond is a board member and President of, and Ms. Lomeli is Secretary, Ms. Napoli is Treasurer and Mr. Laccavole is General Auditor of, Connecticut Mutual Financial Services Series Fund I, Inc. ("CMFS Fund"), an investment company for which the Manager acts as investment adviser. Each of the Directors and principal officers affiliated with the Company who is also an affiliated person of the Manager or any Subadviser is named above, together with the capacity in which such person is affiliated with the Company, the Manager or Subadviser. As of August 31, 1995, the Directors and officers of the Company owned, in the aggregate, less than 1% of the outstanding securities of the Company.

COMPENSATION OF OFFICERS AND DIRECTORS.     The Accounts pay no salaries or
compensation to any of their officers. The chart below sets forth the fees paid or expected to be paid by each Account to the Directors and certain other information:



                  RICHARD M.   DONALD E.   RICHARD W.   BEVERLY L.   DONALD H.   DAVID E.
                    AYERS      A.CARSON      GREENE     HAMILTON     POND, JR.   SAMS, JR.

COMPENSATION
RECEIVED FROM
ACCOUNT

Liquid Account*     $1,000     $962.50     $1,100        $1,000       $-0-        $-0-


Government
 Securities


 Account*            1,000      962.50      1,100         1,000        -0-         -0-

Income Account*      1,000      962.50      1,100         1,000        -0-         -0-

Total Return
 Account*            1,000      962.50      1,100         1,000        -0-         -0-

Growth Account*      1,000      962.50      1,100         1,000        -0-         -0-

Diversified
Income Account**       275         275        275           275        -0-         -0-

Balanced Account**     275         275        275           275        -0-         -0-

Capital
 Appreciation
 Account**             275         275        275           275        -0-         -0-

PENSION OR RETIREMENT
BENEFITS ACCRUED AS
ACCOUNT EXPENSE*

Liquid Account         -0-         -0-        -0-           -0-        -0-         -0-

Government
 Securities
 Account               -0-         -0-        -0-           -0-        -0-         -0-

Income Account         -0-         -0-       -0-           -0-        -0-          -0-

Total Return
 Account               -0-         -0-        -0-           -0-        -0-         -0-

Growth Account         -0-         -0-        -0-           -0-        -0-         -0-

Diversified
 Income Account        -0-         -0-        -0-           -0-        -0-         -0-

Balanced Account       -0-         -0-        -0-           -0-        -0-         -0-

Capital
 Appreciation
 Account               -0-         -0-        -0-           -0-        -0-         -0-

TOTAL COMPENSATION
FROM COMPANY AND
COMPLEX PAID TO
DIRECTORS***         9,250       9,063     10,250         9,250        -0-         -0-


____________

*     As of most recently completed fiscal year.
**    Estimated for current fiscal year.
*** As of the calendar year ended December 31, 1994, there were sixteen investment companies in the Complex (including the Accounts).

Other Information about the Company. The Company was incorporated in Maryland on December 9, 1981. The authorized capital stock of the Company consists of 3 billion shares of common stock, par value $0.001 per share (Common Stock). The shares of common stock are divided into thirteen series accounts:
Government Securities Account (200,000,000 shares); Income Account (200,000,000 shares); Total Return Account (200,000,000 shares); Growth Account (200,000,000 shares); Liquid Account (600,000,000 shares); Capital Appreciation Account (200,000,000 shares); Balanced Account (200,000,000 shares); Diversified
Income Account (200,000,000 shares); CMIA National Municipals Account (200,000,000 shares); CMIA California Municipals Account (200,000,000 shares); CMIA Massachusetts Municipals Account (200,000,000 shares); CMIA New York Municipals Account 200,000,000 shares); and CMIA Ohio Municipals Account (200,000,000 shares). The Board of Directors may reclassify authorized shares to add to one or more of the accounts described above or to add any new accounts to the Company. The Board of Directors is also authorized, without further shareholder approval, to classify and reclassify existing and new accounts into one or more classes. Accordingly, the Directors have authorized the issuance of two classes of shares of each of the CMIA Accounts, except for the Liquid Account, and each of the LifeSpan Accounts, designated in each instance as Class A shares and Class B shares. The Directors have authorized only one class of shares for the Liquid Account.


     As of August 31, 1995, CML and its affiliates owned shares of certain accounts as follows: Government Securities Account (733,944 shares) (15% of shares outstanding); Income Account (1,550,411 shares) (31% of shares outstanding); Total Return Account (211 shares) (0% of shares outstanding); Growth Account (1,848,510 shares) (31% of shares outstanding); and Liquid Account (23,540,988 shares) (33% of shares outstanding), Capital Appreciation Account (2,512,549 shares) (95% of shares outstanding); Balanced Account (3,359,773 shares) (96% of shares outstanding); Diversified Income (2,033,202 shares) (95% of shares outstanding). CML is incorporated under the laws of the state of Connecticut. CML and its affiliates are deemed to be controlling persons of any account of the Company of which they own more than 25% of the shares outstanding. As such, the exercise by CML and its affiliates of their voting rights may diminish the voting power of other shareholders.



     As of August 31, 1995, no other shareholder of the Company owns of record or beneficially 5% or more of the shares outstanding of any Account.



     As of August 30, 1995, the following persons held an interest in the following accounts equal to 5% or more of such account's outstanding shares:



SHAREHOLDER                                              PERCENTAGE OWNERSHIP

CMIA NATIONAL MUNICIPAL ACCOUNT



Claud J. Jacobs                                                    9%
Yoakum, TX

Julius and Deanna Staatz                                           7%
Yoakum, TX

James A. Jones
Bettendorf, IA                                                    12%

CMIA CALIFORNIA MUNICIPAL ACCOUNT

Frank J. Edwards IV
Houston, TX                                                       18%

Archie and Winifred Dingwall
Fresno, CA                                                        22%

Frank E. Blakeley
Fresno, CA                                                        56%

CMIA MASSACHUSETTS MUNICIPAL ACCOUNT

Tom F. and Edna M. Cavanaugh
Carver, MA                                                        35%

CML
Hartford, CT                                                       8%

Martin J. Healey
Lynn, MA                                                          21%

Eugene F. and Jean K. Walsh
Tewksbury, MA                                                     27%

CMIA NEW YORK MUNICIPAL ACCOUNT

Robert W. Lang
Gloversville, NY                                                   5%

Michael Nicoletto
Huntington, NY                                                     6%

Herbert F. Ross
Rochester, NY                                                      7%

Shirley M. Baker
Elma, NY                                                           9%

Arnold and Ellen Ostrower
New York, NY                                                      17%

Salvatore J. Bellavia
Syracuse, NY                                                      29%

CMIA OHIO MUNICIPAL ACCOUNT

Martha L. Lanter
Springfield, OH                                                    5%

Lawrence H. Stookey, Jr.
Sandusky, OH                                                       6%

Hardy & Hardy Co.
Lima, OH                                                           7%

Lawrence A. Walborn
Sylvania, OH                                                       7%

Friddle Trust
Mason, OH                                                         19%

Warren and Mary Copeland
Lima, OH                                                          24%



     Any shareholder with an interest in any of the above accounts exceeding 25% of such accounts' outstanding shares is deemed to be a controlling person of such account. As such, the exercise by a greater than 25% shareholder of his or her voting rights may diminish the voting power of other shareholders.

     The shares of the Accounts are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all series vote together in the election and selection of Directors and accountants. Shares of an Account vote together as a class on matters that affect the Account in substantially the same manner. As to matters affecting a single class, shares of such class will vote separately. Shares of the Company do not have cumulative voting rights. The Company does not intend to hold annual meetings of shareholders unless required to do so by the Investment Company Act or the Maryland statute under which the Company is organized. Although Directors are not elected annually by the shareholders, shareholders have under certain circumstances the right to remove one or more Directors. Each Account's shares are fully paid and nonassessable when issued and have no preference, preemptive, conversion or similar rights and are freely transferable.

     The Company's Articles of Incorporation provide that the Directors, officers and employees of the Company may be indemnified by the Company to the fullest extent permitted by Maryland law. The Company's Bylaws provide that the Company shall indemnify each of its Directors, officers and employees against liabilities and expenses reasonably incurred by them, in connection with, or resulting from, any claim, action, suit or proceeding, threatened against or otherwise involving such Director, officer or employee, directly or indirectly, by reason of being or having been a Director, officer or employee of the Company. Neither the Articles of Incorporation nor the Bylaws authorize the Company to indemnify any Director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.


                       INVESTMENT ADVISORY ARRANGEMENTS

     The Company, on behalf of each Account, has entered into an investment advisory agreement with G.R. Phelps & Co. (the Manager). The investment advisory agreement provides that the Manager, subject to the supervision and approval of the Company's Board of Directors, is responsible for the actual management of each Account. The Manager is responsible for the selection of portfolio investments for each Account (other than the international Component, the small-cap Component and the high yield/high risk bond Component for the LifeSpan Accounts). In connection therewith, the Manager provides investment research and supervision of the investments held by an Account and conducts a continuous program of investment, evaluation and, if appropriate, sale and reinvestment of the Account's assets, in accordance with the investment objectives and policies of the Account. The Manager also furnishes the Company such statistical information, with respect to the investments which the Accounts may hold or contemplate purchasing, as the Company may reasonably request. The Manager will apprise the Company of important developments materially affecting any of the Accounts and furnish the Company from time to time with such information as the Manager may believe appropriate for this purpose. In addition, the Manager agrees to furnish the Board of Directors such periodic and special reports as the Board may reasonably request and to provide persons satisfactory to the Board of Directors to serve as the Company's officers. The Manager will also, without charge, render such clerical, accounting, administrative and other services as the Manager may believe appropriate or as the Company may reasonably request.

     With respect to the international Component for LifeSpan Capital Appreciation and Balanced Account, the Manager has entered into subadvisory investment agreements with Scudder. With respect to the small cap Component of each LifeSpan Account, the Manager has entered into subadvisory investment agreements with Pilgrim. With respect to the high yield/high risk bond Component for each LifeSpan Account, the Manager has entered into subadvisory investment agreements with BEA Associates. Under the respective subadvisory investment agreement, the corresponding Subadviser, subject to the review of the Board of Directors and the over-all supervision of the Manager, is responsible for managing the investment operations of the corresponding LifeSpan Account Component and the composition of the Component's portfolio and furnishing the LifeSpan Account with advice and recommendations with respect to investments and the purchase and sale of securities for the respective Component.

     As provided by the investment advisory agreement, each Account pays the Manager an investment management fee, which is accrued daily and paid monthly, equal on an annual basis to a stated percentage of the respective Account's average daily net asset value. The Manager, not any Account, pays the subadvisory fees as described in the Prospectuses. See "The Manager and the Subadvisers" and "Breakdown of Expenses" in the Prospectuses for additional description of the management and subadvisory fees and certain other information concerning each Account's investment advisory agreement and the subadvisory investment agreements of the LifeSpan Accounts.

     No person other than the Manager and the corresponding Subadviser and their directors and employees regularly furnishes advice to the Accounts with respect to the desirability of the Accounts investing in, purchasing or selling securities. The Manager and Subadvisers may from time to time receive statistical or other similar factual information, and information regarding general economic factors and trends, from CML and its affiliates.

     Under the terms of the investment advisory agreement with the Company on behalf of each Account, the Manager provides each Account with office space, supplies and other facilities required for the business of the Account. The Manager pays the compensation of all officers and employees of the Company and Directors of the Company affiliated with the Manager, the office expenses of the Accounts and other expenses incurred by the Manager in connection with the performance of its duties. All other expenses which are not specifically paid by the Manager and which are incurred in the operation of the Accounts including fees of directors who are not "interested persons," as such term is defined in the Investment Company Act, of the Company or CML and the continuous public offering of the shares of the Accounts are borne by the Accounts.

     Securities held by any Account may also be held by other portfolios for which the Manager, the Subadvisers or their respective affiliates provides investment advice. Because of different investment objectives or other factors, a particular security may be bought by the Manager or a Subadviser for one or more clients when one or more clients are selling the same security. If purchases or sales of securities arise for consideration at or about the same time for any Account or other funds for which the Manager or a Subadviser acts as an investment adviser or for their advisory clients, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Manager, the Subadvisers or their respective affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     The advisory fees paid by the following Accounts for the last three fiscal years were:





                                  1992        1993        1994
                               ----------  ----------  ----------

Liquid Account                 $  344,999  $  357,506  $  385,774

Government Securities Account  $  392,761  $  465,806  $  460,523

Income Account                 $  187,813  $  277,291  $  304,391

Total Return Account           $  601,883  $  867,544  $1,173,401

Growth Account                 $  264,629  $  342,082  $  447,812
                               ----------  ----------  ----------

Total All Accounts             $1,792,085  $2,310,229  $2,771,901
                               ==========  ==========  ==========


     The LifeSpan Accounts commenced operations in fiscal 1995 and therefore paid no advisory fees during the periods listed above.


     The investment advisory agreement provides that the Manager will limit the aggregate ordinary operating expenses (including the advisory fee and 12b-1 fees, but excluding interest, taxes, brokerage fees, commissions and extraordinary charges such as litigation costs) of the Liquid Account to no more than 1.0% of the Account's average net assets. The investment advisory contract provides that the Manager will limit the aggregate ordinary operating expenses (including the advisory fee, but excluding interest, taxes, brokerage fees, commissions and extraordinary charges such as litigation costs) of each of the Government Securities Account, Income Account, Growth Account and Total Return Account to no more than 1.5% of the average daily net assets of the respective Account.

     The Manager has voluntarily and temporarily agreed to limit the expenses of each of the Capital Appreciation Account and the Balanced Account to 1.55% and of the Diversified Income Account to 1.50% of such Account's average daily net assets.

     Pursuant to the investment advisory agreement and, where applicable, each subadvisory investment agreement, neither the Manager nor any Subadviser is liable to the Accounts or their shareholders for any error of judgment or mistake of law or for any loss suffered by the Accounts in connection with the matters to which their respective agreement relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager or Subadviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement. Each Subadviser has agreed to indemnify the Manager to the fullest extent permitted by law against any and all loss, damage, judgment, fines, amounts paid in settlement and attorneys' fees incurred by the Manager to the extent resulting in whole or in part from any of the respective Subadviser's acts or omissions related to the performance of its duties as set forth specifically in the respective subadvisory investment agreement or otherwise from the respective Subadviser's willful misfeasance, bad faith or gross negligence.

     The Manager, whose principal business address is at 10 State House Square, Hartford, Connecticut and whose mailing address is 140 Garden Street, Hartford, Connecticut 06154, was organized in 1976 and has over $2.7 billion in assets under management in its capacity as investment adviser to the Accounts and the other mutual funds in the Connecticut Mutual group of funds having a combined total of over 30,000 shareholders. The Manager is a wholly owned subsidiary of DHC, which is in turn a wholly owned subsidiary of CML.

     Scudder, 345 Park Avenue, New York, NY 10154, is a Delaware corporation and has been providing investment counseling services for over 70 years, since its founding in 1919. Scudder supervises assets for institutional clients, mutual funds and individuals and had $90 billion in assets under management as of May 31, 1995. All of the outstanding voting and non-voting securities of Scudder are held of record by the Managing Directors, Daniel Pierce, Edmond D. Villani, Stephen R. Beckwith, and Juris Padegs, in their capacity as the Representatives of the beneficial owners of such securities pursuant to a Security Holders Agreement, under which such Representatives have the right to reallocate shares among the beneficial owners from time to time, at net book value in cash transactions. BEA Associates, Citicorp Center, 153 E. 53rd Street, 57th Floor, New York, NY 10022, is a partnership between Credit Suisse Capital Corporation and BEA Associate's employee shareholders. BEA Associates has been providing domestic and global fixed income and equity investment management services for institutional clients and mutual funds since 1984 and, together with its global affiliate, had $25 billion in assets under management as of May 31, 1995. Pilgrim, 1255 Drummers Lane, Wayne, Pennsylvania 19087, was established in 1982 to provide specialized equity management for institutional investors. Pilgrim is a Delaware corporation and a wholly owned subsidiary of United Asset Management Corporation. As of May 31, 1995, Pilgrim had over $4 billion in assets under management.

     The investment advisory agreement and subadvisory investment agreements continue in effect from year to year if approved annually by a vote of a majority of the Directors of the Company who are not interested persons of one of the parties to the contract, cast in person at a meeting called for the purpose of voting on such approval, or by either the Directors or the holders of a majority of the applicable Account's outstanding voting securities. Each contract automatically terminates upon assign-ment. The investment advisory agreement may be terminated without penalty on 60 days' notice at the option of either party to the respective contract or by vote of the holders of a majority of the outstanding voting securities of the applicable Account. Each subadvisory investment agreement may be terminated at any time without the payment of any penalty by the Board of Directors or by vote of a majority of the outstanding voting securities of the Account upon 60 days' notice to the Manager and respective Subadviser, by the Manager upon 60 days' written notice to the Account and the Subadviser and by the Subadvisor upon 90 days' written notice to the Account and the Manager (with respect to that Account only). Each subadvisory investment agreement terminates automatically upon the termination of the corresponding investment advisory agreement.


                               ACCOUNT EXPENSES

EXPENSES OF THE ACCOUNTS. Each Account pays its own expenses including, without limitation: (i) expenses of maintaining the Account and continuing its existence, (ii) registration of the Company under the Investment Company Act, (iii) auditing, accounting and legal expenses, (iv) taxes and interest,
(v) governmental fees, (vi) expenses of issue, sale, repurchase and redemption of Account shares, (vii) expenses of registering and qualifying the Account and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Account and of the Account's principal underwriter, if any, as broker- dealer or agent under state securities laws,
(viii) expenses of reports and notices to share-holders and of meetings of shareholders and proxy solicitations therefor, (ix) expenses of reports to governmental officers and commissions, (x) insurance expenses, (xi) association membership dues, (xii) fees, expenses and disbursements of custodians for all services to the Account, (xiii) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Account, (xiv) expenses for servicing shareholder accounts, (xv) any direct charges to shareholders approved by the Directors of the Company, (xvi) compensation and expenses of Directors of the Company who are not "interested persons" of the Account, and (xvii) such non- recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Company to indemnify its Directors and officers with respect thereto.


                          DISTRIBUTION ARRANGEMENTS

     Connecticut Mutual Financial Services, L.L.C. ("CMFS") serves as the principal underwriter for each Account pursuant to an Underwriting Agreement initially approved by the Board of Directors of the Company. CMFS is a registered broker/dealer and member of the National Association of Securities Dealers, Inc. (NASD). Shares of each Account will be continuously offered and will be sold by registered representa-tives of CMFS and selected broker-dealers who have executed selling agreements with CMFS. CMFS bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of all sales commissions for sales of the Company shares and the printing and distribution of prospectuses to non-shareholders as well as of any advertising or sales literature. The Company bears the expenses of registering its shares with the SEC and qualifying them with state regulatory authorities. CMFS has also agreed to assume certain expenses relating to the operations of the Accounts as necessary to comply with expense limitations imposed by certain states in which shares of one or more of the Accounts may be registered and also as otherwise described in the Accounts' Prospectuses. The Underwriting Agreement continues in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Directors who are not interested persons, as such term is defined in the Investment Company Act, of the Company (non-interested Directors) or parties to the Agreement and (ii) either (a) by the vote of a majority of the outstanding voting securities of each Account or
(b) by the vote of a majority of the Board of Directors.

     The compensation paid by the following Accounts to G.R. Phelps, the prior distributor of the Accounts' shares, for underwriting fees for the last three fiscal years was:





                                  1992        1993        1994
                               ----------  ----------  ----------

Liquid Account                          0           0           0

Government Securities Account  $  547,446  $  365,583  $  189,799

Income Account                 $  237,717  $  203,149  $  127,640

Total Return Account           $1,101,367  $1,790,711  $1,671,181

Growth Account                 $  244,985  $  416,056  $  513,544


     Each of the LifeSpan Accounts commenced operations in fiscal 1995 and therefore paid no underwriting fees during the periods listed above.


     CMFS's principal business address is at Ten State House Square, Hartford, Connecticut 06103 and its mailing address is at 140 Garden Street, Hartford, Connecticut 06154. CMFS was organized as a limited liability company in Connecticut on November 10, 1994, and is a direct subsidiary of CML.


                         DISTRIBUTION FINANCING PLANS

     The Company on behalf of each Account has adopted plans of distribution designed to meet the requirements of Rule 12b-1 (the Rule) under the Investment Company Act and the requirements of the revised sales charge rule of the NASD with respect to the Class A shares (the Class A Plan) and a plan of distribution with respect to the Class B shares (the Class B Plan) and a plan of distribution with respect to the Liquid Account (the Liquid Account Plan and, collectively with the Class A Plan and the Class B Plan, the Plans).

     CLASS A PLAN

     Pursuant to the Class A Plan, an Account may reimburse CMFS for its expenditures in financing any activity primarily intended to result in the sale of Account shares. Certain categories of such expenditures have been approved by the Board of Directors and are set forth in the Prospectuses. See "Breakdown of Expenses -- Distribution Plans" in the Prospectuses. The expenses of an Account pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each Account, the annual rate of 0.25% of the Account's average annual net assets attributable to Class A. No Class A Plan was in effect during the most recently completed fiscal year with respect to the Accounts.

     CLASS B PLAN

     The Class B Plan for each Account provides that each Account shall pay CMFS, as the Account's distributor for its Class B shares, a daily distribution fee equal on an annual basis to 0.75% of the Account's average daily net assets attributable to Class B shares and will pay CMFS a service fee equal to 0.25% of the Account's average daily net assets attributable to Class B shares (which CMFS will in turn pay to securities dealers which enter into a sales agreement with CMFS at a rate of up to 0.25% of the Account's average daily net assets attributable to Class B shares owned by investors for whom that securities dealer is the holder or dealer of record). This service fee is intended to be in consideration of personal services and/or account maintenance services rendered by the dealer with respect to Class B shares. CMFS will advance to dealers the first- year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, CMFS may retain the service fee paid by an Account with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Dealers may from time to time be required to meet certain other criteria in order to receive service fees. CMFS or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by CMFS or its affiliates for shareholder accounts.

     The purpose of distribution payments to CMFS under the Class B Plan is to compensate CMFS for its distribution services to the Account. CMFS pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution related expenses, including without limitation, the cost necessary to provide distribution-related services, or personnel, travel office expenses and equipment. The Class B Plan also provides that CMFS will receive all CDSC's attributable to Class B shares. (See "Distribution Plans" in the Prospectuses.)

     LIQUID ACCOUNT PLAN

     Under the Liquid Account Plan, the amount of compensation paid by the Liquid Account for expenses shall not exceed 0.10% of the average daily net assets of the Account, provided, however, that the Liquid Account will make no payment with respect to a particular year if the Liquid Account's aggregate expenses for that year (including payments made to CMFS pursuant to the Liquid Account Plan, but excluding interest, taxes, brokerage commissions, and extraordinary expenses) exceed 1.0% of the value of the Liquid Account's aggregate daily net assets.

     GENERAL

     In accordance with the terms of the Plans, CMFS provides to each Account, for review by the Board of Directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the Board of Directors' quarterly review of the Plans, they will consider the continued appropriateness and the level of reimbursement or compensation the Plans provide.

     The Plans were adopted by a majority vote of the Board of Directors, including all of the Directors who are not, and were not at the time they voted, interested persons of the Company, as defined in the Investment Company Act (none of whom had or have any direct or indirect financial interest in the operation of the Plans), cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the Directors identified and considered a number of potential benefits which the Plans may provide. The Board of Directors believes that there is a reasonable likelihood that the Plans will benefit each Account and its current and future shareholders.
Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the Directors in the manner described above. The Plans may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the Account affected thereby, and material amendments of the Plans must also be approved by the Board of Directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Directors who are not interested persons of the Company and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" (as defined in the Investment Company Act) affected thereby. A Plan will automatically terminate in the event of its assignment (as defined in the Investment Company
Act).

     During the fiscal year ended December 31, 1994, the Liquid Account made no payments to G.R. Phelps under its Plan as a result of G.R. Phelps's agreement not to impose such expenses to which it would otherwise be entitled.
 During this period, no Class A Plans were in effect for the other Accounts and no Class B shares were outstanding.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by the Board of Directors, the Manager and the Subadvisers (if applicable) are primarily responsible for the investment decisions of each Account and the placing of its portfolio transactions. In placing orders, it is the policy of each Account to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While the Manager and the Subadvisers generally seek reasonably competitive spreads or commissions, the Accounts will not necessarily be paying the lowest spread or commission available. The Manager and the Subadvisers may direct brokerage transactions to broker/dealers who also sell shares of the Company and the sale of shares of the Company may be taken into account by the Manager and the Subadvisers when allocating brokerage transactions.

     The Manager and the Subadvisers will generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Portfolio securities in the Liquid Account normally are purchased directly from, or sold directly to, the issuer, an underwriter or market maker for the securities. There usually will be no brokerage commissions paid by the Liquid Account for such purchases or sales and, in 1992, 1993 and 1994, no such commissions were paid. Similarly, no brokerage commissions were paid by the Government Securities Account or the Income Account during those three years. Each of the LifeSpan Accounts commenced operations in fiscal 1995, and accordingly paid no brokerage commissions during the last three years.

     Brokerage commissions for the most recent three year period for the Growth Account and the Total Return Account were as follows:





                          1992          1993          1994
                      ------------  ------------  ------------
                       Brokerage     Brokerage     Brokerage
     Account          Commissions   Commissions   Commissions
--------------------  ------------  ------------  ------------

Growth Account        $    201,111  $    187,654  $    249,665
Total Return Account  $    277,519  $    297,403  $    379,734



     While the Manager and the Subadvisers seek to obtain the most favorable net results in effecting transactions in an Account's portfolio securities, dealers who provide supplemental investment research to the Manager or a Subadviser may receive orders for transactions from the Manager or the relevant Subadviser. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. If, in the judgment of the Manager or the corresponding Subadviser, an Account will be benefited by such supplemental research services, the Manager and the corresponding Subadviser are authorized to pay spreads or commissions to brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by the Manager and the corresponding Subadviser under the investment advisory agreement or the sub-investment advisory agreement. The expenses of the Manager and the Subadvisers will not necessarily be reduced as a result of the receipt of such supplemental information. The Manager and the Subadvisers may use such supplemental research in providing investment advice to portfolios other than those for which the transactions are made. Similarly, the Accounts may benefit from such research obtained by the Manager and the Subadvisers for portfolio transactions for other clients.

     Investment decisions for the Accounts will be made independently from those of any other clients that may be or become managed by the Manager, any Subadviser or their affiliates. If, however, accounts managed by the Manager or any Subadviser are simultaneously engaged in the purchase of the same security, then, pursuant to the authorization of the Company's Board of Directors, available securities may be allocated to each account and may be averaged as to price in whatever manner the Manager or the corresponding Subadviser deems to be fair. In some cases, this system might adversely affect the price paid by an Account (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for an Account (for example, in the case of a small issue).

     Scudder, or its affiliate, Scudder Investor Services Inc. ("SIS"), shall arrange for the placing of all orders for the purchase and sale of securities for the international Component of Capital Appreciation and Balanced Account with brokers or dealers selected by SIS, provided that neither Scudder nor SIS shall be responsible for payment of brokerage commissions. In the selection of such brokers or dealers and the placing of such orders, SIS is directed at all times to seek for the international Component of Capital Appreciation Account and Balanced Account the best execution available. Neither Scudder nor any affiliate of Scudder will act as principal or receive directly or indirectly any compensation in connection with the purchase or sale of investment securities by the international Components of Capital Appreciation Account and Balanced Account, other than compensation provided for in the Subadvisory Investment Agreements with Scudder, and such brokerage commissions as are permitted by the Investment Company Act. If and to the extent authorized to act as broker in the relevant jurisdiction, Scudder or any of its affiliates may act as broker for the international Components of Capital Appreciation Account and Balanced Account, in the purchase and sale of securities. Scudder agrees that all transactions effected through Scudder or brokers affiliated with Scudder will be effected in compliance with Section 17(e) of the Investment Company Act and written procedures established from time to time by the Board of Directors of the Company pursuant to Rule 17e- 1 under the Investment Company Act. (SIS does not receive any compensation for performing this service).


                       DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of each Account is determined by State Street Bank and Trust Company (State Street) (as dividend paying agent and custodian for the Accounts) in the manner described under "Your Account--Transaction Details" in the Accounts' Prospectuses. The Accounts will be closed for business and will not price their shares on the following business holi-days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Securities held by each Account other than Liquid Account will be valued as follows: portfolio securities which are traded on stock exchanges are valued at the last sale price on the principal exchange as of the close of business on the day the securities are being valued, or, lacking any sales, at the last bid price. Securities traded in the over-the-counter market and included in the National Market System are valued at the most recent bid price which may be based on valuations furnished by a pricing service or from independent securities dealers. Otherwise, over-the-counter securities are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities which are traded both in the over-the-counter market and on an exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors, including valuations furnished by a pricing service retained by the Custodian.

     The net asset value per share of the Liquid Account is determined by using the amortized cost method of valuing its portfolio instruments (including master demand notes). Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio's investments. In periods of declining interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be higher than a similar computation made using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be lower than a similar computation made using a method of valuation based upon market prices and estimates.

     The amortized cost method of valuation permits the Liquid Account to maintain a stable $1.00 net asset value per share. The Company's Board of Directors periodically reviews the extent of any deviation from the $1.00 per share value that would occur if a method of valuation based on market prices and estimates were used. In the event such a deviation would exceed one-half of one percent, the Board of Directors will promptly consider any action that reasonably should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, not declaring earned income dividends, valuing portfolio securities on the basis of current market prices, if available, or, if not available, at fair market value as determined in good faith by the Board of Directors, and (considered highly unlikely by management of the Company) redemption of shares in kind (i.e., portfolio securities).

     An Account's maximum offering price per Class A share is determined by adding the maximum sales charge to the net asset value per share. Class B shares and Liquid Account shares are offered at net asset value without the imposition of a sales charge.


                      PURCHASE AND REDEMPTION OF SHARES

     For information regarding the purchase of Account shares, see "Your Account--How to Buy Shares" in the Accounts' Prospectuses.

     For a description of how a shareholder may have an Account redeem his/her shares, or how he/she may sell shares, see "Your Account- - How to Sell Shares" in the Accounts' Prospectuses.

     RIGHTS OF ACCUMULATION. Each Account and each of the other mutual funds of the Company offer to all qualifying investors Rights of Accumulation under which investors are permitted to purchase Class A shares of other Accounts of the Company at the offering price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of Class A shares of other Accounts of the Company. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

     STATEMENT OF INTENTION. Any person may qualify for a reduced sales charge on purchases of Class A shares made within a thirteen-month period pursuant to a Statement of Intention (SOI). Class A shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the SOI. A Class A shareholder may include, as an accumulation credit towards the completion of such SOI, the value of all Class A shares of all Accounts of the Company owned by the shareholder. Such value is determined based on the public offering price on the date of the SOI. During the term of a SOI, National Financial Data Services ("NFDS"), the Company's transfer agent, will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the SOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the SOI has been purchased. An SOI does not obligate the investor to buy or the Company to sell the indicated amount of the SOI. If a Class A shareholder exceeds the specified amount of the SOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the SOI. The resulting difference in offering price will purchase additional Class A shares for the shareholder's account at the applicable offering price. If the specified amount of the SOI is not purchased, the shareholder shall remit to NFDS an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A shareholder does not within twenty days after a written request by NFDS pay such difference in sales charge, NFDS will redeem an appropriate number of escrowed shares in order to realize such difference. Additional information about the terms of the Statement of Intention are available from your registered representative or from NFDS at 1- 800- 322- CMIA.

     SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan ("SWP") is designed to provide a convenient method of receiving fixed payments at regular intervals from Class A shares and Liquid Account shares not subject to a CDSC only (except as noted below) of an Account deposited by the applicant under this SWP. The applicant must deposit or purchase for deposit shares of the Account having a total value of not less than $10,000. Periodic checks of $50 or more will be sent to the applicant, or any person designated by him, monthly or quarterly. SWP's for Class B shares of an Account and Liquid Account shares subject to a CDSC are permitted only for payments of required distributions from retirement plan accounts for a shareholder who has attained the age of 70. The CDSC will be waived with respect to such redemptions but only if such redemptions are limited to no more than 12% of the original value of the Account.

     Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

     SWP payments are made from the proceeds of the redemption of shares deposited in a SWP account. Redemptions are potentially taxable transactions to shareholders. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital.

     The SWP may be terminated at any time (1) by written notice to the Account or from the Account to the shareholder; (2) upon receipt by the Account of appropriate evidence of the shareholder's death; or (3) when all shares under the SWP have been redeemed. The fees of the Account for maintaining SWPs are paid by the Account.

     Special Redemptions. Although it would not normally do so, each Account has the right to pay the redemption price of shares of the Account in whole or in part in portfolio securities as prescribed by the Directors. When the shareholder sells portfolio securities received in this fashion, he would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Accounts have elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which each Account is obligated to redeem shares solely in cash up to the lesser of $250,000 of 1% of the net asset value of the applicable Account during any 90 day period for any one account.


                            INVESTMENT PERFORMANCE

     Each Account's average annual total return quotations and yield quotations as they may appear in the Prospectuses, this SAI or in advertising are calculated by standard methods prescribed by the SEC.

LIQUID ACCOUNT

     In accordance with regulations prescribed by the SEC, the Company is required to compute the Liquid Account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one share of the Liquid Account at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365- day basis.

     The SEC also permits the Company to disclose the effective yield of the Liquid Account for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     For the seven day period ending June 30, 1995, the Liquid Account's annualized yield was 5.11%. For the same period, the effective yield was 5.24%.

     The yield on amounts held in the Liquid Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Liquid Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Liquid Account, the types and quality of portfolio securities held by the Liquid Account, and its operating expenses.

OTHER ACCOUNTS

     STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS. Average annual total return quotations for Class A and Class B shares are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:




        P(1+T) n =  ERV

Where:  P    =   a hypothetical initial payment of $1,000, less the
                 maximum sales load applicable to an Account

        T    =   average annual total return

        n    =   number of years

        ERV  =   ending redeemable value of the hypothetical $1,000
                 initial payment made at the beginning of the
                 designated period (or fractional portion thereof)


The computation above assumes that all dividends and distributions made by an Account are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

     One of the primary methods used to measure perform-ance is "total return." "Total return" will normally represent the percentage change in value of a class of an Account, or of a hypothetical investment in a class of an Account, over any period up to the lifetime of the class. Unless otherwise indicated, total return calculations will assume the deduction of the maximum sales charge (5.00% for the Growth Account, the Total Return Account and each of the LifeSpan Accounts, 4.00% for the Government Securities Account and the Income Account) and usually assume the reinvest-ment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return calculations that do not reflect the reduction of sales charges will be higher than those that do reflect such charges. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

     Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of a class of the Account.


     The charts below set forth certain performance information for the Class A shares of the Government Securities, Income, Total Return and Growth Accounts as of June 30, 1995 and Capital Appreciation, Balanced, and Diversified Income Accounts as of August 31, 1995, adjusted to reflect the maximum sales charge (5.00% for the Growth, Total Return, Capital Appreciation, Balanced and Diversified Income Accounts and 4.00% for the Government Securities Account and the Income Account) and the account fees of the Class A shares. Total return percentages do not include the effect of the Rule 12b-1 fees to which the Class A shares of Total Return and Growth Accounts will be subject in 1995. Past performance of the Class A shares is no guarantee and is not necessarily indicative of future performance of the Class A shares. The actual annual returns for Class A shares of an Account may vary significantly from the past and future performance of Class A shares of the Account. Investment returns and the value of the Class A shares of the Accounts will fluctuate in response to market and economic conditions as well as other factors and shares, when redeemed, may be worth more or less than their original cost. Total returns are based on capital changes plus reinvestment of all distributions for the time periods noted in the charts below. Total return of the Class A shares of the Income Account would have been lower without the expense limitation effected by the Manager.



     Value of a $1,000 Investment in the Class A shares of the Government Securities Account:


                             Total Return   Total Return
                              Annualized     Annualized
Investment       Investment  (including 4%  (excluding 4%
Period           Date        sales charge)  sales charge)

Life of Account     9/16/85          9.43%          8.98%
to 6/30/95

5 Years Ended       6/30/90          8.62%          7.73%
6/30/95

1 Year Ended        6/30/94         11.65%          7.18%
6/30/95


     Value of a $1,000 Investment in the Class A shares of the Income Account:



                                Total Return   Total Return
                                 Annualized     Annualized
Investment          Investment  (excluding 4%  (including 4%
Period              Date        sales charge)  sales charge)

Life of Account       9/16/85*          8.26%          7.81%
to 6/30/95

5 Years Ended          6/30/90          7.48%          6.61%
6/30/95

1 Year Ended           6/30/94          8.06%          3.74%
6/30/95

*Date of Inception


     Value of a $1,000 Investment in the Class A shares of the Total Return
Account:



                                Total Return   Total Return
                                 Annualized     Annualized
Investment          Investment  (excluding 5%  (including 5%
Period              Date        sales charge)  sales charge)

Life of Account       9/16/85*         12.37%         11.78%
to 6/30/95

5 Years Ended          6/30/95         11.86%         10.72%
6/30/95

1 Year Ended           6/30/94         15.53%          9.75%
6/30/95

*Date of Inception


     Value of a $1,000 Investment in the Class A shares of the Growth Account:



                                Total Return   Total Return
                                 Annualized     Annualized
Investment          Investment  (excluding 5%  (including 5%
Period              Date        sales charge)  sales charge)

Life of Account       9/16/85*         14.66%         14.06%
to 6/30/95

5 Years Ended          6/30/90         14.06%         12.89%
6/30/95

1 Year Ended           6/30/94         22.43%         16.31%
6/30/95

*Date of Inception



     Value of a $1,000 Investment in the Class A shares of the Capital
Appreciation Account:





                             Total Return   Total Return
                              Annualized     Annualized
Investment       Investment  (excluding 5%  (including 5%
Period           Date        sales charge)  sales charge)

Life of Account     5/1/95*          9.25%          3.78%
to 8/31/95




     Value of a $1,000 Investment in the Class A shares of the Balanced
Account:





                             Total Return   Total Return
                              Annualized     Annualized
Investment       Investment  (excluding 5%  (including 5%
Period           Date        sales charge)  sales charge)

Life of Account     5/1/95*          9.25%          3.78%
to 8/31/95




     Value of a $1,000 Investment in the Class A shares of the Diversified
Income Account:





                             Total Return   Total Return
                              Annualized     Annualized
Investment       Investment  (excluding 5%  (including 5%
Period           Date        sales charge)  sales charge)

Life of Account     5/1/95*          9.25%          3.78%
to 8/31/95



     No Class B shares of any of the Accounts were outstanding during the periods.


     Each Account may also publish its distribution rate and/or its effective distribution rate. An Account's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. An Account's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. An Account's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Account based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on an Account's last monthly distribution. An Account's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short- term capital gain actually earned by the Account during the month (see "Dividends, Capital Gains and Taxes" in the Accounts' Prospectuses).

     Other data that may be advertised or published about each Account include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

     STANDARDIZED YIELD QUOTATIONS. The yield of a class is computed by dividing the class's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:


    YIELD  =  2[  (a-b +1 ) 6 -1]
    -----------------------------
                    cd

Where:  a  =  net investment income earned during the period attributable to the subject class

        b = net expenses accrued for the period attributable to the subject class

        c = the average daily number of shares of the subject class outstanding during the period that were entitled to receive dividends

        d = the maximum offering price per share of the subject class on the last day of the period


Net investment income will be determined in accordance with rules established by the SEC. The price per share of Class A shares will include the maximum sales charge (5.00% for the Growth Account, the Total Return Account and each of the LifeSpan Accounts and 4.00% for the Government Securities Account and for the Income Account) imposed on purchases of Class A shares which decreases with the amount of shares purchased.

     GENERAL INFORMATION. The following publications and other newspapers and business and financial publications, may be cited in each Account's advertising and in shareholder materials which contain articles describing investment results or other data relative to one or more of the Accounts.




Broker World                       Value Line
Across the Board                   Financial World
American Banker                    Advertising Age
Best's Review                      Barron's
Business Month                     Business Insurance
Changing Times                     Business Week
Economist                          Consumer Reports
Forbes                             Financial Planning
Inc.                               Fortune
Insurance Forum                    Institutional Investor
Insurance Week                     Insurance Sales
Journal of the American Society    Journal of Accountancy
  of CLU & ChFC                    Journal of Commerce
Life Insurance Selling             Life Association News
Lipper Analytical Services, Inc.   Manager's Magazine
MarketFacts                        Money
National Underwriter               Nation's Business
New Choices (formerly 50 Plus)     New York Times
Pension World                      Pensions & Investments
Rough Notes                        Round the Table
U.S. Banker                        Wall Street Journal
Working Woman                      Morningstar, Inc.
Financial Services Week            Wiesenberger Investment
 Kiplinger's Personal Finance        Service
Registered Representative          Medical Economics
U.S. News & World Report           Investment Advisor
CDA                                Tillinghast
Financial Times                    American Agent and Broker
Insurance Product News             Insurance Times
LIMRA's Marketfacts                Professional Insurance Agents
Investment Dealers Digest          Insurance Review Investor's
Business Daily                     Insurance Advocate Independent
Agent                              Professional Agent
California Broker                  Life Times
Hartford Courant                   New England Business
Entrepreneur                       Entrepreneurial Woman
USA Today                          Business Marketing
Adweek                             Independent Business
Newsweek                           Time
Success                            The Standard
The Boston Globe                   Crain's
The Washington Post                United Press International
Associated Press                   Bloomberg
Reuter's                           Business News Features
Business Wire                      Knight-Ridder
Dow Jones News Service             Consumer Digest



     From time to time the Company may publish the sales of shares of one or more of the Accounts on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.


                                    TAXES

     Each Account is treated as a separate entity for accounting and tax purposes. Each Account has qualified and elected or intends to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each Account will not be subject to federal income tax on taxable income (including net short-term and long-term capital gains) which is distributed to shareholders at least annually in accordance with the timing requirements of the Code.

     Each Account will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements.
 Each Account intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

     Distributions from an Account's current or accumulated earnings and profits ("E&P"), as computed for federal income tax purposes, will be taxable as described in the Accounts' prospectuses whether taken in shares or in cash.
 Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in an Account's shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

     If an Account acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that Account could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Account is timely distributed to its shareholders. The Account would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the applicable Account to recognize taxable income or gain without the concurrent receipt of cash. Any Account that is permitted to acquire stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

     Foreign exchange gains and losses realized by an Account in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to an Account's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, may increase the amount of gain it is deemed to recognize from the sale of certain investments held for less than three months, which gain is limited under the Code to less than 30% of its annual gross income, and could under future Treasury regulations produce income not among the types of "qualifying income" from which the Account must derive at least 90% of its annual gross income.

     Some Accounts may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities.
Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Accounts anticipate that they generally will not qualify to pass such foreign taxes and any associated tax deductions or credits through to their shareholders, who therefore generally will not report such amounts on their own tax returns.

     At the time of an investor's purchase of shares of an Account (other than Liquid Account), a portion of the purchase price is often attributable to realized or unrealized appreciation in the Account's portfolio or undistributed taxable income of the Account. Consequently, subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

     Upon a redemption of shares of an Account, other than Liquid Account, (including by exercise of the exchange privilege) a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's tax holding period for the shares. A sales charge paid in purchasing shares of an Account cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Account or another CMIA Account are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Such disregarded load will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange will be disallowed to the extent the shares disposed of are replaced with shares of the same Account within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to an election to reinvest dividends or capital gain distributions automatically.
In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

     For Federal income tax purposes, each Account is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the applicable Account and would not be distributed as such to shareholders.

     For purposes of the dividends received deduction available to corporations, dividends received by an Account, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Account, for federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) and distributed and designated by the Account may be treated as qualifying dividends. Corporate shareholders must meet the minimum holding period requirement stated above (46 or 91 days) with respect to their shares of the applicable Account in order to qualify for the deduction and, if they borrow to acquire such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

     Each Account that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Account elects to include market discount in income currently) must accrue income on such investments prior to the receipt of the corresponding cash payments. However, each Account must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, an Account may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

     Investment in debt obligations that are at risk of or in default presents special tax issues for any Account that may hold such obligations. Tax rules are not entirely clear about issues such as when the Account may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by any Account that may hold such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to federal income or excise tax.

     Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to shareholder accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

     Limitations imposed by the Code on regulated investment companies like the Accounts may restrict an Account's ability to enter into futures, options, and forward transactions.

     Certain options, futures and forward foreign currency transactions undertaken by an Account may cause the Account to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain currency forwards, options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by the Account. Also, certain of an Account's losses on its transactions involving options, futures or forward contracts and/or offsetting portfolio positions may be deferred rather than being taken into account currently in calculating the Account's taxable income. Certain of the applicable tax rules may be modified if an Account is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may therefore affect the amount, timing and character of an Account's distributions to shareholders. The Accounts will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

     The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and an Account may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

     The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of an Account may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Accounts in their particular circumstances.

     Non-U.S. investors not engaged in a U.S. trade or business with which their investment in an Account is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above.
 These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from an Account and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from the Account. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in any Account.

     STATE AND LOCAL. Each Account may be subject to state or local taxes in jurisdictions in which such Account may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Account and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Account may have different tax consequences for shareholders than would direct investment in such Account's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.


                                  CUSTODIAN

     Portfolio securities of each Account are held pursuant to a Custodian Agreement between the Manager and State Street, 225 Franklin Street, Boston, Massachusetts 02110. Under the Custodian Agreement, State Street performs custody, portfolio and fund accounting services for the Accounts.


                           TRANSFER AGENT SERVICES

     NFDS, P.O. Box 419694, Kansas City, Missouri 64179-0948, is the transfer agent for each Account. NFDS is an indirect wholly owned subsidiary of State Street Bank and Trust Company. From May 1, 1994 to December 31, 1994, each Account paid NFDS an annual fee as a percentage of average net assets accrued daily as follows: Liquid Account (0.16%); Government Securities Account (0.08%); Income Account (0.08%); Total Return Account (0.12%); and Growth Account (0.13%); plus certain out-of-pocket expenses. For the period from January 1, 1994 to April 30, 1994, each Account paid to Citadel Service Company, Inc. (the Accounts' transfer agent prior to May 1, 1994) an annual fee as a percentage of average net assets accrued daily as follows: Liquid Account (0.10%); Government Securities Account (0.07%); Income Account (0.06%); Total Return Account (0.10%); and Growth Account (0.10%); plus certain out-of-pocket expenses.


                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

     Arthur Andersen LLP, has been selected as the independent certified public accountants of the Company to provide audit services and assistance and consultation with respect to the preparation of filings with the SEC.


                              OTHER INFORMATION

     CML has granted the Company the right to use the name, "Connecticut Mutual," and has reserved the right to withdraw its consent to the use of such name by the Company at any time, or to grant the use of such name to any other company. CML was founded in 1846 and is one of the nation's largest mutual life insurance companies with nearly 150 years of experience and assets of $11.5 billion and $105 billion of life insurance in force. CML has over 1.2 million policyholders and offers a broad range of insurance, retirement and investment products in all 50 states, Puerto Rico and the District of Columbia through a network of general agents and more than 3,000 career agents and brokers.


                             FINANCIAL STATEMENTS

     Each of the CMIA Account's audited financial statements as of December 31, 1994, together with the notes thereto and the report of Arthur Andersen LLP are attached to this SAI. Each of the CMIA Account's unaudited semi-annual financial statements as of June 30, 1995, together with the notes thereto are also attached to this SAI. In addition, unaudited financial statements as of August 31, 1995, together with the notes thereto for each of the LifeSpan Accounts are attached to this SAI. Each of the attached unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. All such adjustments are of a normal recurring nature.

 SCHEDULE OF INVESTMENTS                                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
                                                          December 31, 1994

LIQUID ACCOUNT

  PRINCIPAL                                           MARKET
   AMOUNT                   SECURITY                   VALUE
               COMMERCIAL PAPER
                (94.2% OF NET ASSETS)
               American Express Credit Corp.
 $   900,000     5.80%, due 1/5/95                    $   900,000
   1,042,000     5.85%, due 1/6/95                      1,042,000
               Banc One Corp.
   2,240,000     5.97%, due 1/18/95                     2,233,685
   1,000,000     5.75%, due 2/13/95                       993,132
               Bell Atlantic Financial Services,
                Inc.
   2,000,000     5.57%, due 1/10/95                     1,997,215
   1,000,000     5.98%, due 1/25/95                       996,013
               Cargill, Inc.
   1,050,000     5.45%, due 1/26/95                     1,046,026
   1,100,000     5.50%, due 2/6/95                      1,093,950
               Cargill Financial Services Corp.
   1,000,000     5.05%, due 2/7/95                        994,810
               Central & South West Corp.
   1,000,000     5.80%, due 1/24/95                       996,294
     500,000     6.17%, due 2/7/95                        496,829
   1,200,000     6.10%, due 2/14/95                     1,191,053
               Cincinnati Bell, Inc.
   2,600,000     6.10%, due 1/3/95                      2,599,119
               Corporate Asset Funding Co., Inc.
   1,000,000     5.45%, due 1/26/95                       996,215
               Corporate Receivables Corp.
     580,000     5.47%, due 1/9/95                        579,295
               Dover Corp.
   1,000,000     5.90%, due 1/24/95                       996,231
   1,500,000     5.85%, due 1/31/95                     1,492,688
               Ford Motor Credit Co.
   1,700,000     5.81%, due 2/16/95                     1,700,000
     545,000     5.81%, due 2/21/95                       545,000
   1,200,000     5.83%, due 3/13/95                     1,200,000
               General Electric Capital Corp.
   1,250,000     5.06%, due 2/27/95                     1,250,000
     647,000     6.03%, due 3/2/95                        647,000
               General Mills, Inc.
   1,840,000     6.02%, due 1/4/95                      1,839,077
               Golden Peanut Co.
   1,200,000     5.62%, due 2/3/95                      1,193,818
   1,000,000     5.63%, due 2/7/95                        994,214
     800,000     6.22%, due 3/17/95                       789,633
               International Lease Finance Corp.
     500,000     5.00%, due 1/10/95                       499,375
   1,000,000     5.40%, due 1/12/95                       998,350
   1,950,000     5.87%, due 3/21/95                     1,924,881
               Interstate Power Co.
   2,000,000     5.92%, due 1/23/95                     1,992,764
               McGraw-Hill Inc.
   1,840,000     5.63%, due 2/2/95                      1,830,792
     900,000     5.80%, due 2/17/95                       893,185
               Merrill Lynch & Co., Inc.
     900,000     5.60%, due 2/7/95                        894,820
   1,000,000     5.77%, due 2/15/95                       992,788

 $ 1,000,000     5.90%, due 2/28/95                   $   990,494
               Michigan Consolidated Gas Co.
   1,500,000     5.45%, due 1/13/95                     1,497,275
   1,000,000     5.48%, due 1/13/95                       998,173
               Morgan (J.P.) & Co., Inc.
   1,000,000     6.20%, due 3/1/95                        989,839
               National Rural Utilities
                Cooperative Finance Corp.
   1,095,000     5.65%, due 1/3/95                      1,094,656
   2,075,000     5.95%, due 1/11/95                     2,071,571
               Norwest Corp.
   1,000,000     5.63%, due 1/17/95                       997,498
   1,230,000     5.78%, due 2/15/95                     1,221,113
               PHH Corp.
     755,000     6.00%, due 1/5/95                        754,497
   1,600,000     6.05%, due 1/25/95                     1,593,547
               Philip Morris Companies Inc.
   1,100,000     6.05%, due 1/19/95                     1,096,673
               U.S. Bancorp
   1,000,000     5.42%, due 1/12/95                       998,344
   1,000,000     5.37%, due 1/17/95                       997,613
   1,085,000     5.50%, due 1/27/95                     1,080,690
               U S West Communications, Inc.
   1,500,000     5.35%, due 1/11/95                     1,497,771
   1,500,000     5.55%, due 1/23/95                     1,494,913
                                                      -----------
               TOTAL COMMERCIAL PAPER
                (COST $60,204,919)                     60,204,919
                                                      -----------
               U.S. AGENCY SHORT-TERM OBLIGATIONS
                (5.8% OF NET ASSETS)
               Federal Farm Credit Banks
   1,000,000     5.55%, due 2/6/95                        994,450
               Federal National Mortgage Assn.
     750,000     5.73%, due 2/28/95                       743,076
               Student Loan Marketing Assn.
   2,000,000     5.90%, due 5/14/96                     2,000,000
                                                      -----------
               TOTAL U. S. AGENCY SHORT-TERM
                OBLIGATIONS (COST $3,737,526)           3,737,526
                                                      -----------
               TOTAL INVESTMENTS
                (COST $63,942,445)                    $63,942,445
                                                      -----------
                                                      -----------

GOVERNMENT SECURITIES ACCOUNT

  PRINCIPAL                                           MARKET
   AMOUNT                   SECURITY                   VALUE

               U.S. GOVERNMENT & AGENCY
                LONG-TERM OBLIGATIONS
                (97.9% OF NET ASSETS)

               Federal National Mortgage Assn.
 $ 1,388,913     7.00%, 2019                          $ 1,333,787
               Government National Mortgage Assn.
     107,126     11.50%, 1998                             116,030
      60,135     9.50%, 2001                               62,202
      53,621     7.25%, 2005                               52,507
     349,172     7.50%, 2006                              338,459

4  The accompanying notes are an integral part of these financial statements.

  PRINCIPAL                                           MARKET
   AMOUNT                   SECURITY                   VALUE
 $   211,624     8.00%, 2006                          $   210,221
     480,723     7.50%, 2007                              464,062
     558,997     8.00%, 2007                              546,593
     193,430     8.25%, 2008                              191,938
      91,430     9.00%, 2008                               93,258
     618,933     9.00%, 2009                              631,312
      10,208     13.50%, 2010                              11,816
     123,467     13.00%, 2011                             141,679
       4,378     13.50%, 2011                               5,068
      66,694     14.00%, 2011                              77,865
      60,289     15.00%, 2011                              71,443
       3,798     12.00%, 2012                               4,221
     109,397     13.50%, 2012                             125,857
     192,524     15.00%, 2012                             228,141
     111,335     11.50%, 2013                             122,330
      45,728     13.00%, 2013                              52,472
     218,165     13.50%, 2013                             252,526
      90,819     12.00%, 2014                             100,922
     300,618     12.50%, 2014                             337,068
     141,917     13.00%, 2014                             162,850
       1,421     13.50%, 2014                               1,645
     583,317     8.50%, 2016                              578,418
     457,298     6.75%, 2017                              454,298
     447,698     10.00%, 2019                             470,499
     105,652     12.50%, 2019                             118,463
   2,205,499     6.50%, 2023                            1,911,197
   8,673,606     7.00%, 2023                            7,784,561
   3,652,606     7.00%, 2024                            3,278,214
               U.S. Treasury Bonds
   2,250,000     11.75%, 2010                           2,832,547
  11,000,000     9.25%, 2016                           12,376,760
               U.S. Treasury Notes
   2,000,000     9.25%, 1996                            2,038,120
   6,000,000     9.375%, 1996                           6,133,140
   4,500,000     8.50%, 1997                            4,567,500
   3,500,000     8.875%, 1997                           3,592,435
   6,750,000     9.25%, 1998                            7,043,220
                                                      -----------
               TOTAL U.S. GOVERNMENT & AGENCY
                LONG-TERM OBLIGATIONS
                (COST $62,872,182)                     58,915,644
                                                      -----------
               REPURCHASE AGREEMENTS*
                (.3% OF NET ASSETS)
               State Street Bank & Trust Co.
     165,000     5.15%, due 1/3/95 (COST $165,000)        165,000
                                                      -----------
               TOTAL INVESTMENTS
                (COST $63,037,182)                    $59,080,644
                                                      -----------
                                                      -----------


INCOME ACCOUNT

  PRINCIPAL                                           MARKET
   AMOUNT                   SECURITY                   VALUE
               CORPORATE BONDS
                (82.4% OF NET ASSETS)
               AEROSPACE (1.6%)
                British Aerospace Finance Inc.
 $   500,000      8.00%, 1997                         $   495,312
                Coltec Industries Inc.
     250,000      9.75%, 2000                             246,250
                                                      -----------
                                                          741,562
                                                      -----------
               AIRLINES (1.1%)
                Southwest Airlines Co.
     500,000      9.25%, 1998                             510,795
                                                      -----------
               AUTO & AUTO RELATED (2.9%)
                Burmah Castrol Capital, Ltd.
     500,000      7.00%, 1997                             484,650
                Chrysler Corp.
     500,000      13.00%, 1997                            504,720
                Ford Motor Co.
     404,047      6.27%, 2000                             369,485
                                                      -----------
                                                        1,358,855
                                                      -----------
               BANKING (13.3%)
                Banco Ganadero S.A.
     400,000      9.75%, 1999                             388,000
                Bank of Boston Corp.
     400,000      10.30%, 2000                            406,272
                BankAmerica Corp.
     500,000      6.00%, 1997                             474,125
                Barnett Banks, Inc.
     515,000      8.50%, 1999                             512,101
                Chemical Banking Corp.
     500,000      6.625%, 1998                            476,535
                First Fidelity Bancorporation
     500,000      8.50%, 1998                             500,590
                First Union Corp.
     500,000      6.75%, 1998                             476,690
                First USA Bank of Delaware
     500,000      5.05%, 1995                             487,240
     250,000      5.35%, 1996                             234,484
                Home Savings of America
     500,000      10.50%, 1997                            513,550
                Mellon Financial Co.
     500,000      6.50%, 1997                             478,050
                Security Pacific Corp.
     500,000      7.75%, 1996                             497,290
                Shawmut National Corp.
     750,000      8.875%, 1996                            754,995
                                                      -----------
                                                        6,199,922
                                                      -----------
               BROKER/DEALER (1.3%)
                Merrill Lynch & Co., Inc.
     600,000      8.25%, 1996                             599,182
                                                      -----------

 *Repurchase agreements are fully collateralized by U.S. Government obligations.

  PRINCIPAL                                           MARKET
   AMOUNT                   SECURITY                   VALUE
               BUILDING MATERIALS & CONSTRUCTION
                (.5%)
                Cemex
 $   250,000      8.875%, 1998                        $   239,854
                                                      -----------
               CHEMICALS (2.6%)
                Grace (W.R.) & Co.
     500,000      7.40%, 2000                             473,650
                Lyondell Petrochemical Co.
     750,000      8.25%, 1997                             742,102
                                                      -----------
                                                        1,215,752
                                                      -----------
               CONGLOMERATES (.8%)
                Tenneco, Inc.
     375,000      10.00%, 1998                            391,620
                                                      -----------
               DRUGS & COSMETICS (.8%)
                Roche Holdings Inc.
     500,000      2.75%, 2000                             384,687
                                                      -----------
               ELECTRIC UTILITIES (2.6%)
                Consumers Power Co.
     250,000      8.75%, 1998                             250,040
                Long Island Lighting Co.
     500,000      8.75%, 1996                             501,765
                Midwest Power Systems Inc.
     500,000      6.25%, 1998                             471,880
                                                      -----------
                                                        1,223,685
                                                      -----------
               ELECTRICAL & ELECTRONIC EQUIPMENT
                (1.6%)
                Electrolux
     500,000      7.75%, 1997                             491,250
                Westinghouse Electric Corp.
     250,000      7.75%, 1996                             247,745
                                                      -----------
                                                          738,995
                                                      -----------
               FINANCIAL SERVICES (14.6%)
                Allied Lyons
     500,000      6.50%, 1997                             478,750
                American General Finance Corp.
     500,000      8.50%, 1998                             501,500
                Aristar, Inc.
     500,000      6.25%, 1996                             486,075
                Avco Financial Services, Inc.
     500,000      5.875%, 1997                            470,745
                Banque Nationale de Paris
     205,000      9.875%, 1998                            213,700
                Chrysler Financial Corp.
     500,000      5.08%, 1997                             470,280
                Countrywide Funding Corp.
     500,000      6.57%, 1997                             479,960
                Discover Credit Corp.
     250,000      8.73%, 1996                             251,958
                Fleet Mortgage Group, Inc.
     500,000      6.125%, 1997                            474,285
                General Motors Acceptance Corp.
   1,000,000      5.65%, 1997                             925,080
                Green Tree Financial Corp.
     250,000      7.70%, 2019                             243,125

                Household Financial Corporation
                 Ltd.
 $   250,000      6.00%, 1998                         $   232,075
                Household International
                 Netherlands B.V.
     250,000      6.00%, 1999                             229,015
                Nacional Financier
     400,000     10.625%, 2001                            362,500
                Norwest Financial, Inc.
     500,000      6.50%, 1997                             478,700
                Transamerica Finance Group, Inc.
     500,000      7.42%, 1998                             487,435
                                                      -----------
                                                        6,785,183
                                                      -----------
               FOOD & BEVERAGES (3.3%)
                ConAgra, Inc.
     500,000      9.75%, 1997                             514,865
                Grand Metropolitan Investment
                 Corp.
     500,000      8.125%, 1996                            500,935
                Seagram Company Ltd.
     500,000      9.75%, 2000                             506,945
                                                      -----------
                                                        1,522,745
                                                      -----------
               INSURANCE (.8%)
                SunAmerica Inc.
     370,000      9.00%, 1999                             373,522
                                                      -----------
               LEASING (2.1%)
                Penske Truck Leasing Co.
     500,000      7.75%, 1999                             483,630
                U.S. Leasing International Inc.
     500,000      7.00%, 1997                             482,365
                                                      -----------
                                                          965,995
                                                      -----------
               LODGING & RESTAURANTS (.4%)
                Host Marriott Hospitality Inc.
     206,000      9.125%, 2000                            203,168
                                                      -----------
               MACHINERY & EQUIPMENT (1.0%)
                Caterpillar Financial Services
                 Corp.
     500,000      6.85%, 1997                             481,610
                                                      -----------
               MORTGAGE-BACKED SECURITIES (5.6%)
                American Southwest Financial Corp.
   1,559,244      8.25%, 2016                           1,493,459
                GE Capital Mortgage Services, Inc.
     161,584      6.50%, 2024                             154,767
                Housing Securities, Inc.
     250,000      7.25%, 2012                             244,141
                Ryland Mortgage Securities Corp.
     444,482      8.339%, 2030                            423,369
                Salomon Brothers, Inc.
     296,291      0.00%, 2017                             199,810
     200,220     12.50%, 2017                              79,774
                                                      -----------
                                                        2,595,320
                                                      -----------
               OIL & GAS (10.6%)
                Arkla, Inc.
     505,000      9.875%, 1997                            510,050
                BP America Inc.
     500,000      8.875%, 1997                            507,430

6  The accompanying notes are an integral part of these financial statements.

  PRINCIPAL                                           MARKET
   AMOUNT                   SECURITY                   VALUE

                Bridas Corp.
 $   250,000      12.50%, 1999                        $   241,250
                Coastal Corp.
     500,000      11.125%, 1998                           507,500
     500,000      8.75%, 1999                             494,410
                El Paso Natural Gas Co.
     250,000      6.90%, 1997                             243,333
                Empresa Columbia de Petroleos
     250,000      7.25%, 1998                             230,000
                Florida Gas Transmission Co.
     500,000      7.75%, 1997                             491,585
                Petroleos Mexicanos
     250,000      8.25%, 1998                             233,125
                Occidental Petroleum Corp.
     500,000      6.43%, 1997                             475,735
                Phillips Petroleum Co.
     500,000      7.53%, 1998                             490,652
                Transco Energy Co.
     350,000     11.25%, 1999                             372,312
                Transcontinental Gas Pipe Line
                 Corp.
     150,000      9.00%, 1996                             151,125
                                                      -----------
                                                        4,948,507
                                                      -----------
               PAPER & FOREST PRODUCTS (1.8%)
                Celulosa Arauco y Constitucion
                 S.A.
     350,000      7.25%, 1998                             332,063
                Georgia-Pacific Corp.
     500,000      9.85%, 1997                             513,880
                                                      -----------
                                                          845,943
                                                      -----------
               PRINTING & PUBLISHING (2.1%)
                Reed Publishing USA Inc.
     500,000      7.20%, 1997                             492,740
                Time Warner Inc.
     500,000      7.45%, 1998                             476,565
                                                      -----------
                                                          969,305
                                                      -----------
               RETAIL TRADE (2.1%)
                Kmart Corp.
     500,000      8.61%, 1997                             503,795
                Sears, Roebuck & Co.
     500,000      8.39%, 1999                             496,705
                                                      -----------
                                                        1,000,500
                                                      -----------
               SAVINGS & LOAN (1.1%)
                Golden West Financial Corp.
     500,000      8.625%, 1998                            502,650
                                                      -----------
               TELECOMMUNICATIONS (1.3%)
                Tele-Communications, Inc.
     615,000      5.28%, 1996                             587,811
                                                      -----------
               TELEPHONE UTILITIES (2.2%)
                GTE Corp.
     500,000      8.85%, 1998                             504,790
                MCI Communications Corp.
     500,000      7.625%, 1996                            496,235
                                                      -----------
                                                        1,001,025
                                                      -----------

               TOBACCO (2.1%)
                B.A.T Capital Corp.
 $   500,000      6.66%, 2000                         $   445,585
                Philip Morris Companies Inc.
     500,000      8.75%, 1996                             505,040
                                                      -----------
                                                          950,625
                                                      -----------
               TRANSPORTATION (2.2%)
                Federal Express Corp.
     500,000      9.75%, 1996                             510,100
     250,000      6.25%, 1998                             233,953
                Southern Pacific Transportation
                 Co.
     250,000      10.50%, 1999                            253,750
                                                      -----------
                                                          997,803
                                                      -----------
               TOTAL CORPORATE BONDS
                (COST $40,705,389)                     38,336,621
                                                      -----------
               U.S. GOVERNMENT & AGENCY
                LONG-TERM OBLIGATIONS
                (10.0% OF NET ASSETS)
               Federal Home Loan Mortgage Corp.
     202,261     5.50%, 1997                              194,487
     636,250     5.50%, 1998                              611,794
               Federal National Mortgage Assn.
     926,229     7.50%, 2008                              886,568
     913,336     7.00%, 2009                              855,394
     877,461     8.00%, 2009                              845,310
     250,000     6.00%, 2019                              223,592
               Government National Mortgage Assn.
      54,277     13.00%, 2014                              62,283
               U.S. Treasury Notes
     500,000     5.125%, 1998                             454,845
     500,000     9.00%, 1998                              516,795
                                                      -----------
               TOTAL U.S. GOVERNMENT & AGENCY
                LONG-TERM OBLIGATIONS
                (COST $4,848,807)                       4,651,068
                                                      -----------
               FOREIGN GOVERNMENT BONDS
                (2.5% OF NET ASSETS)
               Fomento Economico Mexicano
     250,000     9.50%, 1997                              247,188
               Province of Ontario
     500,000     8.25%, 1996                              502,270
               United Mexican States
     500,000     6.97%, 2000                              422,616
                                                      -----------
               TOTAL FOREIGN GOVERNMENT BONDS
                (COST $1,274,203)                       1,172,074
                                                      -----------
               COMMERCIAL PAPER
                (3.2% OF NET ASSETS)
               Johnson Controls, Inc.
   1,500,000     5.80%, due 1/3/95 (COST $1,499,517)    1,499,517
                                                      -----------
               TOTAL INVESTMENTS
                (COST $48,327,916)                    $45,659,280
                                                      -----------
                                                      -----------

TOTAL RETURN ACCOUNT

  NUMBER OF                                           MARKET
   SHARES                   SECURITY                   VALUE

               COMMON STOCKS
                (41.6% OF NET ASSETS)
               AEROSPACE (3.2%)
      31,600    General Dynamics Corp.                $ 1,374,600
      20,200    General Motors Corp. Class H              704,475
      19,400    Lockheed Corp.                          1,408,925
      34,700    Loral Corp.                             1,314,262
       6,000    McDonnell Douglas Corp.                   852,000
                                                      -----------
                                                        5,654,262
                                                      -----------
               APPAREL & TEXTILES (.7%)
      30,700    Reebok International Ltd.               1,212,650
                                                      -----------
               AUTO & AUTO RELATED (.4%)
      16,000    Johnson Controls, Inc.                    784,000
                                                      -----------
               BANKING (2.2%)
      46,200    Bank of New York Co., Inc.              1,339,800
      37,200    Citicorp                                1,539,150
       7,200    Wells Fargo & Co.                       1,044,000
                                                      -----------
                                                        3,922,950
                                                      -----------
               CHEMICALS (1.6%)
      14,300    FMC Corp.                                 825,825
      21,100    Georgia Gulf Corp.                        820,262
      31,600    Grace (W.R.) & Co.                      1,220,550
                                                      -----------
                                                        2,866,637
                                                      -----------
               CONGLOMERATES (1.0%)
      23,100    AlliedSignal Inc.                         785,400
      19,300    Textron, Inc.                             972,237
                                                      -----------
                                                        1,757,637
                                                      -----------
               DRUGS & COSMETICS (.7%)
      18,600    American Home Products Corp.            1,167,150
                                                      -----------
               ELECTRIC UTILITIES (2.2%)
      42,400    American Electric Power Co., Inc.       1,393,900
      41,000    FPL Group, Inc.                         1,440,125
      50,100    Illinova Corp.                          1,089,675
                                                      -----------
                                                        3,923,700
                                                      -----------
               ELECTRICAL & ELECTRONIC EQUIPMENT
                (.6%)
      10,100    LSI Logic Corp.                           407,787
      15,350    Micron Technology Inc.                    677,319
                                                      -----------
                                                        1,085,106
                                                      -----------
               ENERGY SERVICES (.4%)
      19,200    Offshore Pipelines, Inc.                  434,400
       9,100    Tosco Corp.                               265,037
                                                      -----------
                                                          699,437
                                                      -----------
               FOOD & BEVERAGES (2.3%)
      82,923    Archer Daniels Midland Co.              1,710,277
      10,100    IBP, Inc.                                 305,525
      33,200    Ralcorp Holdings, Inc.                    738,700
      46,800    Seagram Company Ltd.                    1,380,600
                                                      -----------
                                                        4,135,102
                                                      -----------
               HEALTH SERVICES & HOSPITAL SUPPLIES
                (2.4%)
      51,900    Baxter International Inc.               1,466,175

      36,500    Charter Medical Corp.                 $   784,750
      31,500    Columbia Healthcare Corp.               1,149,750
      25,800    Foundation Health Corp.                   799,800
                                                      -----------
                                                        4,200,475
                                                      -----------
               INSURANCE (1.9%)
      30,700    American General Corp.                    867,275
      16,800    St. Paul Companies Inc.                   751,800
      39,700    TIG Holdings, Inc.                        744,375
      34,000    Travelers, Inc.                         1,105,000
                                                      -----------
                                                        3,468,450
                                                      -----------
               LEASING (.3%)
      28,200    Ryder System, Inc.                        620,400
                                                      -----------
               LEISURE RELATED (.9%)
      60,500    Mattel, Inc.                            1,520,062
                                                      -----------
               MACHINERY & EQUIPMENT (1.9%)
      26,100    Caterpillar Inc.                        1,438,763
      34,900    Mark IV Industries, Inc.                  689,275
      25,900    Parker-Hannifin Corp.                   1,178,450
                                                      -----------
                                                        3,306,488
                                                      -----------
               MISCELLANEOUS (1.3%)
      63,000    Dial Corp.                              1,338,750
      22,800    Premark International, Inc.             1,020,300
                                                      -----------
                                                        2,359,050
                                                      -----------
               OFFICE EQUIPMENT (.8%)
      15,200    Xerox Corp.                             1,504,800
                                                      -----------
               OIL & GAS (3.5%)
      20,100    Amoco Corp.                             1,188,413
      25,500    El Paso Natural Gas Co.                   777,750
      16,300    Mobil Corp.                             1,373,275
      71,600    Panhandle Eastern Corp.                 1,414,100
      11,400    Royal Dutch Petroleum Co.               1,225,500
      11,200    Ultramar Corp.                            285,600
                                                      -----------
                                                        6,264,638
                                                      -----------
               PAPER & FOREST PRODUCTS (1.8%)
       7,200    Georgia-Pacific Corp.                     514,800
      21,700    Scott Paper Co.                         1,500,013
      24,200    Willamette Industries, Inc.             1,149,500
                                                      -----------
                                                        3,164,313
                                                      -----------
               RETAIL TRADE (5.1%)
      52,900    American Stores Co.                     1,421,688
      10,200    Dayton Hudson Corp.                       721,650
      29,800    Dillard Department Stores, Inc.           797,150
      27,900    Eckerd Corp.                              833,513
      43,900    Kroger Co.                              1,059,088
      60,700    Safeway Inc.                            1,934,812
      30,600    Sears, Roebuck & Co.                    1,407,600
      50,900    Waban, Inc.                               903,475
                                                      -----------
                                                        9,078,976
                                                      -----------
               TECHNOLOGY (3.4%)
      44,100    Compaq Computer Corp.                   1,741,950
                Computer Associates International,
      32,000     Inc.                                   1,552,000
                International Business Machines
      20,800     Corp.                                  1,528,800

8  The accompanying notes are an integral part of these financial statements.

  NUMBER OF                                           MARKET
   SHARES                   SECURITY                   VALUE
      10,500    Stratus Computer, Inc.                $   399,000
      21,100    Sun Microsystems, Inc.                    749,050
                                                      -----------
                                                        5,970,800
                                                      -----------
               TELEPHONE UTILITIES (1.0%)
      44,100    Ameritech Corp.                         1,780,537
                                                      -----------
               TOBACCO (1.6%)
      44,300    American Brands, Inc.                   1,661,250
      21,700    Philip Morris Companies Inc.            1,247,750
                                                      -----------
                                                        2,909,000
                                                      -----------
               TRANSPORTATION (.4%)
      27,500    Yellow Corp.                              656,563
                                                      -----------
               TOTAL COMMON STOCKS
                (COST $70,310,068)                     74,013,183
                                                      -----------
  PRINCIPAL    CORPORATE BONDS
    AMOUNT      (24.5% OF NET ASSETS)
               AEROSPACE (.4%)
                British Aerospace Finance Inc.
 $   500,000      8.00%, 1997                             495,313
                Coltec Industries, Inc.
     250,000      9.75%, 2000                             246,250
                                                      -----------
                                                          741,563
                                                      -----------
               AUTO & AUTO RELATED (.6%)
                Burmah Castrol Capital, Ltd.
     500,000      7.00%, 1997                             484,650
                Chrysler Corp.
     500,000      13.00%, 1997                            504,720
                                                      -----------
                                                          989,370
                                                      -----------
               BANKING (2.9%)
                Banco Nacional de Comercio
                 Exterior, S.N.C.
     400,000      7.25%, 2004                             284,000
                Bank of Boston Corp.
     500,000      10.30%, 2000                            507,840
                BankAmerica Corp.
     500,000      6.00%, 1997                             474,125
                Chemical Banking Corp.
     250,000      10.125%, 2000                           267,618
                First Fidelity Bancorporation
     500,000      8.50%, 1998                             500,590
                First USA Bank of Delaware
     500,000      5.05%, 1995                             487,240
     750,000      5.35%, 1996                             703,453
                Fleet Financial Group, Inc.
     250,000      9.90%, 2001                             265,247
                Marshall & Ilsley Corp.
     500,000      6.95%, 1997                             488,100
                Mellon Financial Co.
     400,000      6.50%, 1997                             382,440
                Shawmut National Corp.
     750,000      8.875%, 1996                            754,995
                                                      -----------
                                                        5,115,648
                                                      -----------

               BUILDING MATERIALS & CONSTRUCTION
                (.1%)
                Cemex
 $   200,000      8.875%, 1998                        $   191,883
                                                      -----------
               CHEMICALS (1.5%)
                Grace (W.R.) & Co.
     750,000      7.40%, 2000                             710,475
                Lyondell Petrochemical Co.
   1,100,000      8.25%, 1997                           1,088,417
                Morton International, Inc.
     500,000      9.25%, 2020                             536,250
                PPG Industries, Inc.
     250,000      9.00%, 2021                             258,485
                                                      -----------
                                                        2,593,627
                                                      -----------
               CONGLOMERATES (.5%)
                Tenneco Credit Corp.
     500,000      9.25%, 1996                             507,340
                Tenneco, Inc.
     375,000      10.00%, 1998                            391,620
                                                      -----------
                                                          898,960
                                                      -----------
               DRUGS & COSMETICS (.6%)
                Procter & Gamble Co.
     250,000      9.36%, 2021                             269,700
                Roche Holdings Inc.
     950,000      2.75%, 2000                             730,906
                                                      -----------
                                                        1,000,606
                                                      -----------
               ELECTRIC UTILITIES (.6%)
                Hydro-Quebec
     500,000      9.375%, 2030                            516,040
                Long Island Lighting Co.
     500,000      8.75%, 1996                             501,765
                                                      -----------
                                                        1,017,805
                                                      -----------
               ELECTRICAL & ELECTRONIC EQUIPMENT
                (.5%)
                Electrolux
     500,000      7.75%, 1997                             491,250
                Westinghouse Electric Corp.
     500,000      7.75%, 1996                             495,490
                                                      -----------
                                                          986,740
                                                      -----------
               FINANCIAL SERVICES (6.3%)
                American General Finance Corp.
     500,000      7.70%, 1997                             491,335
     500,000      8.50%, 1998                             501,500
                Aristar, Inc.
     500,000      6.25%, 1996                             486,075
     250,000      8.125%, 1997                            248,308
                Associates Corp. of North America
     500,000      6.75%, 1999                             466,380
                Avco Financial Services, Inc.
     500,000      5.875%, 1997                            470,745
                Chrysler Financial Corp.
   1,500,000      5.08%, 1997                           1,410,840
                Countrywide Funding Corp.
     250,000      6.57%, 1997                             239,980

  PRINCIPAL                                           MARKET
   AMOUNT                   SECURITY                   VALUE

 $   500,000      6.085%, 1999                        $   455,300
                Discover Credit Corp.
     500,000      8.73%, 1996                             503,915
                Fleet Mortgage Corp.
   1,000,000      6.125%, 1997                            948,570
     250,000      6.50%, 1999                             230,150
                Ford Motor Credit Co.
     500,000      8.00%, 1997                             496,930
     500,000      6.25%, 1998                             471,015
                General Motors Acceptance Corp.
   1,000,000      5.65%, 1997                             925,080
     750,000      7.75%, 1997                             740,370
                Green Tree Financial Corp.
     500,000      8.00%, 2020                             492,030
                Household Financial Corporation
                 Ltd.
     250,000      6.00%, 1998                             232,075
                Household International
                 Netherlands B.V.
     500,000      6.00%, 1999                             458,030
                ITT Financial Corp.
     250,000      8.75%, 2006                             250,250
                Norwest Financial, Inc.
     500,000      6.50%, 1997                             478,700
                Transamerica Finance Corp.
     250,000      6.80%, 1999                             235,415
                                                      -----------
                                                       11,232,993
                                                      -----------
               FOOD & BEVERAGES (.8%)
                Bass America Inc.
     250,000      6.75%, 1999                             233,360
                ConAgra, Inc.
     500,000      9.75%, 1997                             514,865
                Seagram Company Ltd.
     700,000      9.75%, 2000                             709,723
                                                      -----------
                                                        1,457,948
                                                      -----------
               INSURANCE (.4%)
                Skandia Group Insurance Co. Ltd.
     300,000      6.00%, 1998                             273,000
                SunAmerica Inc.
     450,000      9.00%, 1999                             454,284
                                                      -----------
                                                          727,284
                                                      -----------
               LEASING (.9%)
                Penske Truck Leasing Co.
     750,000      7.75%, 1999                             725,445
                PHH Corp.
     350,000      6.50%, 2000                             321,804
                U.S. Leasing International Inc.
     500,000      7.00%, 1997                             482,365
                                                      -----------
                                                        1,529,614
                                                      -----------
               MANUFACTURING (.2%)
                Black & Decker Corp.
     400,000      6.625%, 2000                            356,032
                                                     -----------
               MORTGAGE-BACKED SECURITIES (.7%)
                Fleet Mortgage Securities, Inc.
     327,524      8.25%, 2023                             326,807

                Housing Securities, Inc.
 $   400,000      7.25%, 2012                         $   390,625
                Sears Mortgage Securities Corp.
       9,956      7.645%, 2019                              9,906
                Transamerica Finance Corp.
     500,000      6.75%, 1997                             482,360
                                                      -----------
                                                        1,209,698
                                                      -----------
               OIL & GAS (3.2%)
                Arkla, Inc.
     750,000      9.875%, 1997                            757,500
                BP America, Inc.
     500,000      8.875%, 1997                            507,430
                Bridas Corp.
     270,000      12.50%, 1999                            260,550
                Coastal Corp.
     500,000      11.125%, 1998                           507,500
     500,000      8.125%, 2002                            472,850
                Norsk Hydro
     500,000      8.75%, 2001                             498,750
                Petroleos Mexicanos
     150,000      8.25%, 1998                             139,875
                Petroliam Nasional Berhad
     500,000      6.875%, 2003                            448,135
                Phillips Petroleum Co.
   1,000,000      7.53%, 1998                             981,304
                TransCanada Pipelines Ltd.
     500,000      9.875%, 2021                            553,525
                Transco Energy Co.
     500,000      11.25%, 1999                            531,875
                                                      -----------
                                                        5,659,294
                                                      -----------
               PAPER & FOREST PRODUCTS (.7%)
                Celulosa Arauco y Constitucion
                 S.A.
     500,000      7.25%, 1998                             474,375
                Georgia-Pacific Corp.
     750,000      9.85%, 1997                             770,820
                                                      -----------
                                                        1,245,195
                                                      -----------
               PRINTING & PUBLISHING (.5%)
                Reed Elsevier, Inc.
     400,000      6.625%, 2023                            312,344
                Time Warner Inc.
     700,000      7.45%, 1998                             667,191
                                                      -----------
                                                          979,535
                                                      -----------
               RETAIL TRADE (.2%)
                Sears, Roebuck & Co.
     300,000      8.39%, 1999                             298,023
                                                      -----------
               SAVINGS & LOAN (.3%)
                Golden West Financial Corp.
     500,000      10.25%, 1997                            518,390
                                                      -----------
               TELECOMMUNICATIONS (.2%)
                Tele-Communications, Inc.
     400,000      7.15%, 1998                             382,480
                                                      -----------
               TELEPHONE UTILITIES (.7%)
                GTE Corp.
     750,000      8.85%, 1998                             757,185

10 The accompanying notes are an integral part of these financial statements.

  PRINCIPAL                                           MARKET
   AMOUNT                   SECURITY                   VALUE
                MCI Communications Corp.
 $   500,000      7.125%, 2000                        $   476,065
                                                      -----------
                                                        1,233,250
                                                      -----------
               TOBACCO (.9%)
                B.A.T Capital Corp.
     700,000      6.875%, 2003                            622,846
                Philip Morris Companies Inc.
     500,000      8.75%, 1996                             505,040
     500,000      9.25%, 2000                             508,320
                                                      -----------
                                                        1,636,206
                                                      -----------
               TRANSPORTATION (.8%)
                Federal Express Corp.
     750,000      9.75%, 1996                             765,150
     250,000      6.25%, 1998                             233,952
                Southern Pacific Transportation
                 Co.
     500,000      10.50%, 1999                            507,500
                                                      -----------
                                                        1,506,602
                                                      -----------
               TOTAL CORPORATE BONDS
                (COST $45,628,309)                     43,508,746
                                                      -----------
               U.S. GOVERNMENT & AGENCY
                LONG-TERM OBLIGATIONS
                (24.6% OF NET ASSETS)
                Federal Home Loan Mortgage Corp.
   1,000,000      6.00%, 2007                             798,750
                Federal National Mortgage Assn.
   1,372,522      7.50%, 2008                           1,313,750
     800,000      6.00%, 2019                             715,496
     609,333      7.00%, 2022                             428,434
                Government National Mortgage Assn.
     646,322      8.00%, 2017                             626,648
     221,975      9.00%, 2018                             224,510
     296,675      9.00%, 2019                             299,532
     309,068      9.00%, 2021                             312,597
     691,095      7.50%, 2022                             641,205
     260,295      9.00%, 2022                             262,572
   2,604,561      6.50%, 2023                           2,257,009
   1,397,296      7.50%, 2023                           1,296,425
     287,340      8.50%, 2023                             282,312
   3,769,356      6.50%, 2024                           3,266,373
   6,681,507      7.00%, 2024                           5,996,653
                U.S. Treasury Bonds
   2,450,000      7.50%, 2016                           2,325,197
  10,750,000      8.75%, 2017                          11,571,408
                U.S. Treasury Notes
   2,500,000      3.875%, 1995                          2,481,250
   2,550,000      5.125%, 1998                          2,319,710
   5,000,000      6.375%, 2002                          4,578,100
   1,000,000      0.00%, 2003                             512,290
     800,000      5.75%, 2003                             695,248
   2,600,000      0.00%, 2012                             644,618
                                                      -----------
               TOTAL U.S. GOVERNMENT & AGENCY
                LONG-TERM OBLIGATIONS
                (COST $45,394,157)                     43,850,087
                                                      -----------
               FOREIGN GOVERNMENT BONDS
                (1.5% OF NET ASSETS)
                Fomento Economico Mexicano
 $   750,000      9.50%, 1997                         $   741,563
                Republic of Columbia
     300,000      7.125%, 1998                            286,500
     400,000      8.75%, 1999                             381,500
                United Mexican States
     250,000      6.97%, 2000                             211,308
   1,350,000      8.50%, 2002                           1,086,750
                                                      -----------
               TOTAL FOREIGN GOVERNMENT BONDS
                (COST $3,030,294)                       2,707,621
                                                      -----------
               COMMERCIAL PAPER
                (5.9% OF NET ASSETS)
                American Express Credit Corp.
   4,306,000      5.80%, due 1/4/95                     4,306,000
                Johnson Controls, Inc.
   6,180,000      5.80%, due 1/3/95                     6,178,009
                                                      -----------
               TOTAL COMMERCIAL PAPER
                (COST $10,484,009)                     10,484,009
                                                      -----------
               TOTAL INVESTMENTS
                (COST $174,846,837)                  $174,563,646
                                                      -----------
                                                      -----------

GROWTH ACCOUNT

  NUMBER OF                                           MARKET
   SHARES                   SECURITY                   VALUE
               COMMON STOCKS
                (88.8% OF NET ASSETS)
               AEROSPACE (7.4%)
      33,900    General Dynamics Corp.                $ 1,474,650
      24,400    General Motors Corp. Class H              850,950
      16,900    Lockheed Corp.                          1,227,362
      34,500    Loral Corp.                             1,306,688
       6,300    McDonnell Douglas Corp.                   894,600
                                                      -----------
                                                        5,754,250
                                                      -----------
               APPAREL & TEXTILES (1.6%)
      32,000    Reebok International Ltd.               1,264,000
                                                      -----------
               AUTO & AUTO RELATED (.8%)
      12,500    Johnson Controls, Inc.                    612,500
                                                      -----------
               BANKING (5.0%)
      48,900    Bank of New York Co., Inc.              1,418,100
      32,400    Citicorp                                1,340,550
       7,900    Wells Fargo & Co.                       1,145,500
                                                      -----------
                                                        3,904,150
                                                      -----------
               CHEMICALS (3.5%)
      14,600    FMC Corp.                                 843,150
      19,600    Georgia Gulf Corp.                        761,950
      28,700    Grace (W.R.) & Co.                      1,108,538
                                                      -----------
                                                        2,713,638
                                                      -----------
               CONGLOMERATES (2.1%)
      20,200    AlliedSignal Inc.                         686,800

  NUMBER OF                                           MARKET
   SHARES                   SECURITY                   VALUE
      19,300    Textron, Inc.                         $   972,237
                                                      -----------
                                                        1,659,037
                                                      -----------
               DRUGS & COSMETICS (1.5%)
      19,200    American Home Products Corp.            1,204,800
                                                      -----------
               ELECTRIC UTILITIES (4.8%)
      44,200    American Electric Power Co., Inc.       1,453,075
      35,600    FPL Group, Inc.                         1,250,450
      49,400    Illinova Corp.                          1,074,450
                                                      -----------
                                                        3,777,975
                                                      -----------
               ELECTRICAL & ELECTRONIC EQUIPMENT
                (1.4%)
       8,400    LSI Logic Corp.                           339,150
      16,350    Micron Technology Inc.                    721,444
                                                      -----------
                                                        1,060,594
                                                      -----------
               ENERGY SERVICES (.9%)
      17,000    Offshore Pipelines, Inc.                  384,625
      10,700    Tosco Corp.                               311,638
                                                      -----------
                                                          696,263
                                                      -----------
               FOOD & BEVERAGES (4.6%)
      63,315    Archer Daniels Midland Co.              1,305,872
      10,000    IBP, Inc.                                 302,500
      30,100    Ralcorp Holdings, Inc.                    669,725
      46,000    Seagram Company Ltd.                    1,357,000
                                                      -----------
                                                        3,635,097
                                                      -----------
               HEALTH SERVICES & HOSPITAL SUPPLIES
                (4.9%)
      48,400    Baxter International Inc.               1,367,300
      34,600    Charter Medical Corp.                     743,900
      28,500    Columbia Healthcare Corp.               1,040,250
      22,800    Foundation Health Corp.                   706,800
                                                      -----------
                                                        3,858,250
                                                      -----------
               INSURANCE (4.4%)
      32,000    American General Corp.                    904,000
      17,600    St. Paul Companies Inc.                   787,600
      36,400    TIG Holdings, Inc.                        682,500
      33,800    Travelers, Inc.                         1,098,500
                                                      -----------
                                                        3,472,600
                                                      -----------
               LEASING (.8%)
      28,700    Ryder System, Inc.                        631,400
                                                      -----------
               LEISURE RELATED (1.5%)
      47,475    Mattel, Inc.                            1,192,809
                                                      -----------
               MACHINERY & EQUIPMENT (4.1%)
      23,100    Caterpillar Inc.                        1,273,388
      37,100    Mark IV Industries, Inc.                  732,725
      27,200    Parker-Hannifin Corp.                   1,237,600
                                                      -----------
                                                        3,243,713
                                                      -----------
               MISCELLANEOUS (2.7%)
      47,600    Dial Corp.                              1,011,500

      23,700    Premark International, Inc.           $ 1,060,575
                                                      -----------
                                                        2,072,075
                                                      -----------
               OFFICE EQUIPMENT (1.8%)
      14,500    Xerox Corp.                             1,435,500
                                                      -----------
               OIL & GAS (7.4%)
      19,600    Amoco Corp.                             1,158,850
      21,500    El Paso Natural Gas Co.                   655,750
      16,700    Mobil Corp.                             1,406,975
      65,300    Panhandle Eastern Corp.                 1,289,675
      10,600    Royal Dutch Petroleum Co.               1,139,500
       5,700    Ultramar Corp.                            145,350
                                                      -----------
                                                        5,796,100
                                                      -----------
               PAPER & FOREST PRODUCTS (3.9%)
       7,400    Georgia-Pacific Corp.                     529,100
      22,300    Scott Paper Co.                         1,541,487
      21,400    Willamette Industries, Inc.             1,016,500
                                                      -----------
                                                        3,087,087
                                                      -----------
               RETAIL TRADE (9.9%)
      38,900    American Stores Co.                     1,045,437
      10,400    Dayton Hudson Corp.                       735,800
      25,700    Dillard Department Stores, Inc.           687,475
      29,400    Eckerd Corp.                              878,325
      34,200    Kroger Co.                                825,075
      39,600    Safeway Inc.                            1,262,250
      32,100    Sears, Roebuck & Co.                    1,476,600
      46,800    Waban, Inc.                               830,700
                                                      -----------
                                                        7,741,662
                                                      -----------
               TECHNOLOGY (7.6%)
      41,700    Compaq Computer Corp.                   1,647,150
                Computer Associates International,
      31,600     Inc.                                   1,532,600
                International Business Machines
      21,100     Corp.                                  1,550,850
      11,000    Stratus Computer, Inc.                    418,000
      22,200    Sun Microsystems, Inc.                    788,100
                                                      -----------
                                                        5,936,700
                                                      -----------
               TELEPHONE UTILITIES (1.7%)
      33,000    Ameritech Corp.                         1,332,375
                                                      -----------
               TOBACCO (3.7%)
      43,400    American Brands, Inc.                   1,627,500
      22,200    Philip Morris Companies Inc.            1,276,500
                                                      -----------
                                                        2,904,000
                                                      -----------
               TRANSPORTATION (.8%)
      25,800    Yellow Corp.                              615,975
                                                      -----------
               TOTAL COMMON STOCKS
                (COST $64,780,805)                     69,602,550
                                                      -----------

12 The accompanying notes are an integral part of these financial statements.

  PRINCIPAL                                           MARKET
   AMOUNT                   SECURITY                   VALUE

               COMMERCIAL PAPER
                (10.8% OF NET ASSETS)
                American Express Credit Corp.
 $ 1,417,000   5.83%, due 1/3/95                      $ 1,417,000
   1,370,000   5.80%, due 1/6/95                        1,370,000
                Cargill, Inc.
   1,100,000   5.55%, due 1/3/95                        1,099,661
                Ford Motor Credit Co.
   2,578,000   5.90%, due 1/4/95                        2,578,000

                GTE Florida, Inc.
 $ 2,000,000   5.90%, due 1/5/95                      $ 1,998,689
               TOTAL COMMERCIAL PAPER
                (COST $8,463,350)                       8,463,350
                                                      -----------
               TOTAL INVESTMENTS
                (COST $73,244,155)                    $78,065,900
                                                      -----------
                                                      -----------

NOTES TO SCHEDULE OF INVESTMENTS December 31, 1994


                                                                                  A C C O U N T S
1. Aggregate gross unrealized appreciation
   (depreciation) as of December 31, 1994, based
   on cost for Federal income tax purposes, was                     GOVERNMENT                        TOTAL
   as follows:                                        LIQUID        SECURITIES        INCOME          RETURN          GROWTH
    Aggregate gross unrealized appreciation         $       --      $  208,554      $   63,871     $  5,869,711     $ 6,243,951
    Aggregate gross unrealized depreciation                 --      (4,165,092)     (2,732,507)      (6,152,902)     (1,422,206)
                                                  --------------  --------------  --------------  --------------  --------------
    Net unrealized appreciation (depreciation)      $       --     $(3,956,538)    $(2,668,636)    $   (283,191)    $ 4,821,745
                                                  --------------  --------------  --------------  --------------  --------------
                                                  --------------  --------------  --------------  --------------  --------------
2. The aggregate cost of investments for Federal
   income tax purposes was:                         $63,942,445    $63,037,182     $48,327,916     $174,846,837     $73,244,155
                                                  --------------  --------------  --------------  --------------  --------------
                                                  --------------  --------------  --------------  --------------  --------------


 STATEMENT OF NET ASSETS                                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
                                                          December 31, 1994


                                                                                  A C C O U N T S
                                                                     GOVERNMENT                        TOTAL
                                                       LIQUID        SECURITIES        INCOME          RETURN          GROWTH
  ASSETS
    Investments:
      Bonds, at market value
        (Cost $62,872,182, $46,828,399,
         $94,052,760)                              $         --    $ 58,915,644    $ 44,159,763    $ 90,066,454    $         --
      Common stocks, at market value
        (Cost $70,310,068, $64,780,805)                      --              --              --      74,013,183      69,602,550
      Short-term securities                          63,942,445         165,000       1,499,517      10,484,009       8,463,350
                                                   --------------  --------------  --------------  --------------  --------------
                                                     63,942,445      59,080,644      45,659,280     174,563,646      78,065,900
    Cash                                                  6,595             606          24,824          23,940           6,409
    Investment income receivable                         65,908       1,187,262         865,917       1,627,488         138,820
    Receivable from securities sold                          --              --              --       2,849,794       1,402,989
    Receivable from Fund shares sold                     30,609          14,864          43,564         178,542          60,677
                                                   --------------  --------------  --------------  --------------  --------------
    Total Assets                                     64,045,557      60,283,376      46,593,585     179,243,410      79,674,795
                                                   --------------  --------------  --------------  --------------  --------------

  LIABILITIES
    Accrued expenses payable                             99,687         121,037          46,621         272,160         127,466
    Payable for securities purchased                         --              --              --       1,067,243       1,157,491
                                                   --------------  --------------  --------------  --------------  --------------
    Total Liabilities                                    99,687         121,037          46,621       1,339,403       1,284,957
                                                   --------------  --------------  --------------  --------------  --------------
  NET ASSETS                                       $ 63,945,870    $ 60,162,339    $ 46,546,964    $177,904,007    $ 78,389,838
                                                   --------------  --------------  --------------  --------------  --------------
                                                   --------------  --------------  --------------  --------------  --------------
  OUTSTANDING SHARES                                 63,945,870       6,163,266       5,094,374      13,232,562       5,520,444
                                                   --------------  --------------  --------------  --------------  --------------
                                                   --------------  --------------  --------------  --------------  --------------
  NET ASSET VALUE PER SHARE                               $1.00           $9.76           $9.14          $13.44          $14.20
                                                   --------------  --------------  --------------  --------------  --------------
                                                   --------------  --------------  --------------  --------------  --------------



14 The accompanying notes are an integral part of these financial statements.

 STATEMENT OF OPERATIONS                                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
                                                          For the year ended December 31, 1994


                                                                                  A C C O U N T S
                                                                     GOVERNMENT                        TOTAL
                                                       LIQUID        SECURITIES        INCOME          RETURN          GROWTH

INVESTMENT INCOME
    Income:
      Interest                                      $3,291,134       $5,611,282      $3,789,066    $  6,944,799      $  312,020
      Dividends                                              --              --              --       1,984,611       1,499,227
                                                   --------------  --------------  --------------  --------------  -------------
    Total Income                                     3,291,134        5,611,282       3,789,066       8,929,410       1,811,247
                                                   --------------  --------------  --------------  --------------  -------------
    Expenses:
      Investment advisory fees                         385,774          460,523         304,391       1,173,401         447,812
      Transfer agent fees                              229,500          119,000          74,500         462,500         187,000
      Registration fees                                 32,955           28,353          27,023          53,194          29,159
      Custodian fees                                    29,900           27,700          29,500          47,200          34,700
      Shareholder reports                               21,500           15,000          10,200          53,400          23,500
      Professional services                              6,200            6,200           6,200           6,200           6,200
      Directors' fees                                    4,284            4,284           4,284           4,284           4,284
      Other                                              5,053            8,120              --           1,306           1,294
      Expense reimbursement from investment
       adviser                                              --               --        (151,707)             --              --
                                                   --------------  --------------  --------------  --------------  -------------
    Total Expenses                                     715,166          669,180         304,391       1,801,485         733,949
                                                   --------------  --------------  --------------  --------------  -------------
NET INVESTMENT INCOME                                2,575,968        4,942,102       3,484,675       7,127,925       1,077,298
                                                   --------------  --------------  --------------  --------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments               (987)      (2,822,974)       (660,384)      2,872,138       3,074,097
    Net unrealized depreciation on investments              --       (5,366,869)     (3,054,974)    (14,089,642)     (4,619,868)
                                                   --------------  --------------  --------------  --------------  -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS           (987)      (8,189,843)     (3,715,358)    (11,217,504)     (1,545,771)
                                                   --------------  --------------  --------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                  $ 2,574,981     $ (3,247,741)   $   (230,683)   $ (4,089,579)    $  (468,473)
                                                   --------------  --------------  --------------  --------------  -------------
                                                   --------------  --------------  --------------  --------------  -------------

 STATEMENT OF CHANGES IN NET ASSETS                       CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
                                                          For the years ended December 31, 1994 and 1993
                                                                                     A C C O U N T S
                                                                          LIQUID                  GOVERNMENT SECURITIES

                                                                   1994            1993            1994            1993

  INCREASE (DECREASE) IN NET ASSETS

  FROM OPERATIONS:
    Net investment income                                      $2,575,968     $  1,624,974     $4,942,102      $4,494,963
    Net realized gain (loss) on investments                          (987)               6     (2,822,974)      4,005,208
    Net unrealized appreciation (depreciation)                         --               --     (5,366,869)     (1,899,883)
                                                              --------------  --------------  --------------  -------------
    Net increase (decrease) in net assets resulting from
     operations                                                 2,574,981        1,624,980     (3,247,741)      6,600,288
                                                              --------------  --------------  --------------  -------------

  DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income                                      (2,574,981)      (1,624,974)    (4,939,034)     (4,489,918)
    Net realized gain from investment transactions                     --               (6)       (56,279)     (4,289,205)
                                                              --------------  --------------  --------------  -------------
                                                               (2,574,981)      (1,624,980)    (4,995,313)     (8,779,123)
                                                              --------------  --------------  --------------  -------------

  FROM CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sale of shares                           177,469,640     195,569,442      7,468,147      13,740,760
    Net asset value of shares issued to shareholders from
     reinvestment of dividends                                   2,548,202       1,594,210      4,527,905       7,959,413
    Cost of shares reacquired                                 (192,692,366)   (188,092,462)   (21,186,898)     (9,536,822)
                                                              --------------  --------------  --------------  -------------
    Increase (decrease) in net assets derived from capital
     share transactions                                        (12,674,524)      9,071,190     (9,190,846)     12,163,351
                                                              --------------  --------------  --------------  -------------

  NET INCREASE (DECREASE) IN NET ASSETS                        (12,674,524)      9,071,190    (17,433,900)      9,984,516

  NET ASSETS -- BEGINNING OF PERIOD                             76,620,394      67,549,204     77,596,239      67,611,723
                                                              --------------  --------------  --------------  -------------

  NET ASSETS -- END OF PERIOD                                  $63,945,870     $76,620,394    $60,162,339     $77,596,239
                                                              --------------  --------------  --------------  -------------
                                                              --------------  --------------  --------------  -------------

  Undistributed net investment income included in net assets
    at end of period                                                    --               --        $31,978        $28,910
                                                                                              --------------  -------------
                                                                                              --------------  -------------

  Undistributed net realized gain (loss) on investments
    included in net assets at end of period                             --               --    $(2,853,150)       $26,103
                                                                                              --------------  -------------
                                                                                              --------------  -------------


16 The accompanying notes are an integral part of these financial statements.

                                       A C C O U N T S
            INCOME                       TOTAL RETURN                       GROWTH

     1994            1993            1994            1993            1994            1993

$  3,484,675     $ 2,909,983    $  7,127,925    $  4,722,043     $ 1,077,298    $  1,065,223
    (660,384)        144,920       2,872,138       9,934,386       3,074,097       6,017,450
  (3,054,974)        224,988     (14,089,642)      4,955,279      (4,619,868)      3,036,923
--------------  --------------  --------------  --------------  --------------  --------------
    (230,683)      3,279,891      (4,089,579)     19,611,708        (468,473)     10,119,596
--------------  --------------  --------------  --------------  --------------  --------------

  (3,473,505)     (2,919,683)     (7,098,435)     (4,729,047)     (1,076,035)     (1,070,312)
          --              --      (3,186,699)    (10,403,444)     (3,254,775)     (6,489,124)
--------------  --------------  --------------  --------------  --------------  --------------
  (3,473,505)     (2,919,683)    (10,285,134)    (15,132,491)     (4,330,810)     (7,559,436)
--------------  --------------  --------------  --------------  --------------  --------------

  11,501,443      13,802,741      52,357,416      53,648,129      20,893,600      32,723,682
   3,019,579       2,554,120      10,101,758      14,889,112       4,286,409       7,458,025
 (12,906,272)     (6,756,110)    (41,385,584)    (11,512,779)     (6,485,813)    (23,846,490)
--------------  --------------  --------------  --------------  --------------  --------------
   1,614,750       9,600,751      21,073,590      57,024,462      18,694,196      16,335,217
--------------  --------------  --------------  --------------  --------------  --------------

  (2,089,438)      9,960,959       6,698,877      61,503,679      13,894,913      18,895,377

  48,636,402      38,675,443     171,205,130     109,701,451      64,494,925      45,599,548
--------------  --------------  --------------  --------------  --------------  --------------

$ 46,546,964    $ 48,636,402    $177,904,007    $171,205,130     $78,389,838    $ 64,494,925
--------------  --------------  --------------  --------------  --------------  --------------
--------------  --------------  --------------  --------------  --------------  --------------

     $17,359          $6,189         $44,571         $15,081          $1,393            $130
--------------  --------------  --------------  --------------  --------------  --------------
--------------  --------------  --------------  --------------  --------------  --------------

 $(1,698,673)    $(1,038,289)       $532,694        $847,255        $528,131        $708,809
--------------  --------------  --------------  --------------  --------------  --------------
--------------  --------------  --------------  --------------  --------------  --------------


 NOTES TO FINANCIAL STATEMENTS           CONNECTICUT MUTUAL INVESTMENT ACCOUNTS,
                                         INC.
                                         December 31, 1994

 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
  Connecticut Mutual Investment Accounts, Inc. (the Fund), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund is comprised of five separate Accounts: Liquid, Government Securities, Income, Total Return and Growth. An interest in the Fund is limited to the assets of the Account or Accounts in which shares are held by shareholders, and such shareholders are entitled to a pro rata share of all dividends and distributions arising from the net investment income and net realized capital gains on the investments of such Accounts.

  The  following is a summary of significant accounting policies followed by the
  Fund:

  (a)VALUATION OF INVESTMENT SECURITIES - Except with respect to securities held by the Liquid Account, equity and debt securities which are traded on securities exchanges are valued at the last sales price as of the close of business on the day the securities are being valued. Lacking any sales, equity securities are valued at the last bid price and debt securities are valued at the mean between closing bid and asked prices. Securities traded in the over-the-counter market and included in the NASDAQ National Market System are valued using the last sales price when available. Otherwise, over-the-counter securities are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers who make a market in the securities. Short-term securities are valued on an amortized cost basis, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures established by the Board of Directors of the Fund, including the use of valuations furnished by a private service retained by the custodian.

     Securities held by the Liquid Account are valued on an amortized cost basis. This basis involves valuing a security at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method, in the opinion of the Board of Directors, represents the fair value of the particular security. The Board monitors the deviation between the Account's net asset value per share as determined by using available market quotations and its amortized cost price per share. If the deviation exceeds one half of one percent, the Board will consider what action, if any, should be initiated to provide fair valuation. For the year ended December 31, 1994, the deviation was less than one half of one percent.

  (b)FEDERAL INCOME TAXES - The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Under such provisions, by distributing substantially all of its taxable income to its shareholders or otherwise complying with requirements for regulated investment companies, the Fund will not be subject to Federal income taxes. Accordingly, no provision for Federal income taxes is required. For Federal tax reporting purposes, each Account is treated as a separate taxable entity.

  (c)GAINS AND LOSSES - Realized gains and losses from sales of investments are determined on the identified cost basis.

  (d)AFFILIATE HOLDINGS - Connecticut Mutual Life Insurance Company and its affiliates own 31,655,715 shares of the Fund as follows:

         LIQUID     GOVERNMENT SECURITIES      INCOME       TOTAL RETURN     GROWTH
       26,109,655        1,826,721            1,894,554         206        1,824,579


  (e)OTHER - Investment transactions are accounted for on the trade date which is the date the order to buy or sell is executed. Dividend income is recorded on the ex-dividend date and interest income is accrued on a daily basis. All expenses are accrued on a daily basis.

  2. INVESTMENT ADVISORY FEES
  The Fund has an Investment Advisory Agreement with G.R. Phelps & Co., Inc. (the Investment Adviser), a wholly-owned subsidiary of Connecticut Mutual Life Insurance Company. The Investment Adviser, subject to review by the Board of Directors, is responsible for the investment management of each Account and has the responsibility for making decisions to buy, sell or hold any particular security. The Investment Adviser is obligated to perform certain administrative services for the Fund.

  As compensation for its services to the Liquid Account, the Investment Adviser receives monthly compensation at the annual rate of 0.50% of the first $200 million of average daily net assets, 0.45% of the next $100 million of average daily net assets and 0.40% of the average daily net assets in excess of $300 million of the Account. As compensation for its services to the Government Securities, Income, Total Return and Growth Accounts, the Investment Adviser receives monthly compensation at the annual rate of 0.625% of the first $300 million of average daily net assets, 0.50% of the next $100 million of average daily net assets and 0.45% of the average daily net assets in excess of $400 million of each Account.

  The investment advisory fees, which also cover certain administrative and management services, amounted to $2,771,901 for all Accounts for the year ended December 31, 1994. For the year ended December 31, 1994, the Investment Adviser, serving as principal underwriter for sale of shares of the Accounts, earned $2,502,163 related to sales charges deducted from proceeds for shares sold.

  Expenses incurred in the operation of the Fund are borne by the Fund. However, the Investment Adviser has agreed that in any year the aggregate expenses (including the investment advisory fee, but excluding interest, taxes, brokerage fees, commissions and uncommon charges such as litigation costs) exceed 1% of the value of the average daily net assets of the Liquid Account or 1.5% of the value of the average daily net assets in each of the other four Accounts, it will reimburse the Accounts for such excess.

  3. DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income are paid monthly for the Government Securities and Income Accounts and semi-annually for the Total Return and Growth Accounts. Dividends from net investment income of the Liquid Account, which include any net short-term capital gains, are declared and accrued daily and paid monthly.

  4. CAPITAL STOCK
  The authorized capital stock of the Fund consists of 3,000,000,000 shares of common stock, par value $0.10 per share. The shares of stock are divided into five classes as indicated below. All shares of common stock have equal voting rights, except that only shares of a particular Account are entitled to vote on matters pertaining to that Account.

  Transactions in capital stock were as follows:

                                                                           FOR THE YEAR ENDED DECEMBER 31, 1994
                                                                       GOVERNMENT                           TOTAL
                                                        LIQUID         SECURITIES         INCOME           RETURN        GROWTH
  Shares authorized
   (in millions)                                             800             300              300              300          300
                                                             ---             ---              ---              ---          ---
                                                             ---             ---              ---              ---          ---
  Shares sold                                        177,469,640         722,134        1,209,211        3,669,999    1,391,034
  Shares issued to shareholders from reinvestment
    of dividends                                       2,548,202         445,989          320,316          743,603      298,545
                                                   -------------   -------------    -------------    -------------   ----------
    Total issued                                     180,017,842       1,168,123        1,529,527        4,413,602    1,689,579
  Shares reacquired                                 (192,692,366)     (2,116,136)      (1,367,697)      (2,955,224)    (430,233)
                                                   -------------   -------------    -------------    -------------   ----------
  Net increase (decrease)                            (12,674,524)       (948,013)         161,830        1,458,378    1,259,346
                                                   -------------   -------------    -------------    -------------   ----------
                                                   -------------   -------------    -------------    -------------   ----------


 5. FINANCIAL HIGHLIGHTS
  Selected data for a share of capital stock outstanding throughout the period:

                                          NET REALIZED   DISTRIBUTIONS                               RATIO OF      RATIO OF NET
                              DIVIDENDS   & UNREALIZED     FROM NET      NET ASSET    NET ASSET     OPERATING       INVESTMENT
    YEARS           NET       FROM NET     GAIN (LOSS)     REALIZED      VALUE AT     VALUE AT     EXPENSES TO      INCOME TO
    ENDED       INVESTMENT   INVESTMENT        ON           GAIN ON      BEGINNING       END         AVERAGE         AVERAGE
 DECEMBER 31      INCOME       INCOME      INVESTMENTS    INVESTMENTS    OF PERIOD    OF PERIOD     NET ASSETS      NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
LIQUID ACCOUNT
 1985           $.0729       $(.0729)     $    --        $    --           $1.00        $1.00         1.00%          7.30%
 1986            .0588        (.0588)          --             --            1.00         1.00         1.00           5.88
 1987            .0581        (.0581)          --             --            1.00         1.00         1.00           5.81
 1988            .0664        (.0664)          --             --            1.00         1.00         1.04           6.64
 1989            .0822        (.0822)          --             --            1.00         1.00         1.06           8.22
 1990            .0731        (.0731)          --             --            1.00         1.00         1.06           7.31
 1991            .0522        (.0522)          --             --            1.00         1.00         1.01           5.22
 1992            .0287        (.0287)          --             --            1.00         1.00         1.02           2.87
 1993            .0227        (.0227)          --             --            1.00         1.00          .95           2.27
 1994            .0334        (.0334)          --             --            1.00         1.00          .93           3.34

GOVERNMENT SECURITIES ACCOUNT
 1985(a)         .24          (.21)           .70             --           10.00        10.73         1.50(b)        8.00(b)
 1986            .92          (.92)           .28           (.11)          10.73        10.90         1.27           8.92
 1987            .84          (.84)          (.52)          (.21)          10.90        10.17         1.24           8.12
 1988            .84          (.85)          (.05)          (.05)          10.17        10.06         1.16           8.27
 1989            .84          (.84)           .52             --           10.06        10.58         1.19           8.14
 1990            .84          (.84)           .10             --           10.58        10.68         1.16           8.07
 1991            .85          (.85)           .68             --           10.68        11.36         1.07           7.83
 1992            .77          (.77)          (.12)          (.05)          11.36        11.19         1.01           6.92
 1993            .70          (.70)           .36           (.64)          11.19        10.91          .93           6.03
 1994            .69          (.69)         (1.14)          (.01)          10.91         9.76          .91           6.71

INCOME ACCOUNT
 1985(a)         .24          (.23)           .54             --           10.00        10.55         1.50(b)         8.20(b)
 1986            .83          (.83)           .57           (.08)          10.55        11.04         1.29            7.69
 1987            .76          (.76)          (.56)          (.51)          11.04         9.97         1.27            7.32
 1988            .84          (.85)          (.19)            --            9.97         9.77         1.24            8.43
 1989            .88          (.88)           .02             --            9.77         9.79         1.27            8.93
 1990            .94          (.94)          (.35)            --            9.79         9.44         1.24            9.78
 1991            .81          (.81)           .47             --            9.44         9.91         1.12            8.44
 1992            .79          (.79)          (.16)            --            9.91         9.75          .63            8.09
 1993            .65          (.65)           .11             --            9.75         9.86          .63            6.56
 1994            .68          (.68)          (.72)            --            9.86         9.14          .63            7.16

TOTAL RETURN ACCOUNT
 1985(a)         .13          (.12)           .90             --           10.00        10.91         1.50(b)         4.46(b)
 1986            .31          (.30)           .99           (.04)          10.91        11.87         1.26            3.22
 1987            .38          (.38)           .13          (1.09)          11.87        10.91         1.08            3.15
 1988            .53          (.53)           .60             --           10.91        11.51         1.11            4.61
 1989            .76          (.76)          1.81           (.63)          11.51        12.69         1.20            5.90
 1990            .66          (.66)          (.68)          (.07)          12.69        11.94         1.24            5.31
 1991            .54          (.54)          2.79           (.71)          11.94        14.02         1.20            4.02
 1992            .50          (.50)           .86          (1.07)          14.02        13.81         1.11            3.61
 1993            .48          (.48)          1.70           (.97)          13.81        14.54         1.02            3.40
 1994            .55          (.55)          (.86)          (.24)          14.54        13.44          .96            3.80

GROWTH ACCOUNT
 1985(a)         .11          (.11)           .94             --           10.00        10.94         1.50(b)         3.81(b)
 1986            .24          (.24)          1.11           (.08)          10.94        11.97         1.31            2.21
 1987            .22          (.22)          (.12)         (2.05)          11.97         9.80         1.17            1.71
 1988            .20          (.20)          1.20             --            9.80        11.00         1.23            1.95
 1989            .51          (.51)          3.30          (1.25)          11.00        13.05         1.18            3.90
 1990            .34          (.34)         (1.36)          (.07)          13.05        11.62         1.19            2.73
 1991            .25          (.25)          4.00          (1.22)          11.62        14.40         1.19            1.74
 1992            .26          (.26)          1.44          (1.64)          14.40        14.20         1.12            1.74
 1993            .30          (.30)          2.64          (1.70)          14.20        15.14         1.05            1.95
 1994            .22          (.22)          (.32)          (.62)          15.14        14.20         1.02            1.50


                                    NET ASSETS
    YEARS                             AT END         ANNUAL
    ENDED             PORTFOLIO      OF PERIOD        TOTAL
 DECEMBER 31          TURNOVER     (IN THOUSANDS)    RETURN(C)
-----------------------------------------------------------
LIQUID ACCOUNT
 1985                  n/a        $ 65,098          7.50%
 1986                  n/a          74,111          6.03
 1987                  n/a          68,908          5.97
 1988                  n/a          73,921          6.82
 1989                  n/a          87,264          8.53
 1990                  n/a          84,387          7.53
 1991                  n/a          69,932          5.31
 1992                  n/a          67,549          2.89
 1993                  n/a          76,620          2.30
 1994                  n/a          63,946          3.40

GOVERNMENT SECURITIES ACCOUNT
 1985                468.56%        12,890          9.40
 1986                111.68         22,947         11.66
 1987                207.67         24,703          3.33
 1988                175.50         35,910          7.99
 1989                 68.14         41,561         14.10
 1990                 44.19         47,524          9.44
 1991                 27.50         55,332         15.03
 1992                131.79         67,612          6.07
 1993                224.02         77,596          9.56
 1994                156.90         60,162         (4.18)

INCOME ACCOUNT
 1985                242.68(b)      11,048          7.80
 1986                164.13         14,620         13.54
 1987                231.39         15,367          2.03
 1988                150.04         16,789          6.70
 1989                 52.95         18,705          9.56
 1990                 90.20         19,809          6.33
 1991                 50.44         22,839         14.22
 1992                109.47         38,675          6.60
 1993                145.94         48,636          7.97
 1994                 62.88         46,547         (0.42)

TOTAL RETURN ACCOUNT
 1985                 49.82(b)      12,083         10.34
 1986                143.32         35,382         11.88
 1987                197.79         44,770          3.92
 1988                223.62         54,253         10.40
 1989                149.22         65,071         22.61
 1990                115.45         66,382         (0.21)
 1991                122.40         86,455         28.21
 1992                177.85        109,701          9.90
 1993                155.16        171,205         15.89
 1994                115.01        177,904         (2.11)

GROWTH ACCOUNT
 1985                 57.58(b)      11,514         10.50
 1986                163.15         19,469         12.25
 1987                214.32         19,638         (0.29)
 1988                246.14         26,285         14.32
 1989                169.75         37,323         34.86
 1990                143.95         35,202         (7.98)
 1991                148.30         40,716         36.91
 1992                141.69         45,600         11.99
 1993                 99.67         64,495         20.91
 1994                 98.46         78,390         (0.65)

     (a) For the period from September 16, 1985 (Inception) to December 31, 1985
     (b) Annualized
     (c) Annual total returns do not include the effect of sales charges

20

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

   To the Board of Directors of Connecticut Mutual Investment Accounts, Inc.:

   We have audited the accompanying statement of net assets, including the schedule of investments, of Connecticut Mutual Investment Accounts, Inc. (a Maryland corporation comprised of the Liquid, Government Securities, Income, Total Return and Growth Accounts) as of December 31, 1994, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated in Note 5 of Notes to Financial Statements. These financial statements and financial highlights are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1994, by correspondence with the custodian bank. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Accounts comprising Connecticut Mutual Investment Accounts, Inc. as of December 31, 1994, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated in Note 5 of Notes to Financial Statements, in conformity with generally accepted accounting principles.

                                                          ARTHUR ANDERSEN LLP
   Hartford, Connecticut
   February 15, 1995

 PERFORMANCE -- TOTAL RETURN*

SALES CHARGE ADJUSTED PERFORMANCE As of 6/30/95* -- AFTER EXPENSES

                                                                           AVERAGE ANNUALIZED
                                                                                                            30 DAY
                                                                                                        CURRENT YIELD
                   ACCOUNTS                          ONE YEAR         FIVE YEAR      SINCE INCEPTION    AS OF 6/30/95
   LIQUID**                                              4.63%             4.04%             6.50%             5.09%
   GOVERNMENT SECURITIES                                 7.18%             7.73%             8.98%             5.46%
   INCOME                                                3.74%             6.61%             7.81%             6.21%
   TOTAL RETURN                                          9.75%            10.72%            11.78%
   GROWTH                                               16.31%            12.89%            14.06%

Sales Charge Adjusted Performance assumes the current initial sales charge reduces portfolio performance and was paid at the beginning of each period shown. The current maximum initial sales charges are 4.00% for the Government Securities and Income Accounts and 5.00% for the Total Return and Growth Accounts. The Liquid Account has no initial sales charge.

ACTUAL PORTFOLIO PERFORMANCE As of 6/30/95* -- AFTER EXPENSES

                                                                           AVERAGE ANNUALIZED
                                                                                                            7-DAY
                                                                                                        CURRENT YIELD
                   ACCOUNTS                          ONE YEAR         FIVE YEAR      SINCE INCEPTION    AS OF 6/30/95
   LIQUID**                                              4.63%             4.04%             6.50%             5.11%
   GOVERNMENT SECURITIES                                11.65%             8.62%             9.43%
   INCOME                                                8.06%             7.48%             8.26%
   TOTAL RETURN                                         15.53%            11.86%            12.37%
   GROWTH                                               22.43%            14.06%            14.66%

Actual Portfolio Performance assumes the initial sales charge is paid by a client in a prior period and is not reflected on this table.

All portfolios became effective September 16, 1985 except for the Liquid Account which was first offered to the public on March 31, 1982.

*Total Return figures include reinvestment  of all dividends and capital  gains.
 Performance data quoted represents past performance. The investment return and principal values of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

**There can be no assurance that the Liquid Account will be able to maintain a stable net asset value of $1.00 per share. An investment in the Liquid Account is neither insured nor guaranteed by the U.S. Government.

 SCHEDULE OF INVESTMENTS              CONNECTICUT MUTUAL INVESTMENT ACCOUNTS,
                                      INC.
                                      June 30, 1995 (Unaudited)

LIQUID ACCOUNT

  PRINCIPAL                                            MARKET
   AMOUNT                   SECURITY                   VALUE
               COMMERCIAL PAPER
                (96.7% OF NET ASSETS)
                American Broadcasting Companies,
                 Inc.
 $ 1,500,000      5.62%, due 10/4/95                $  1,477,754
                American Express Credit Corp.
   2,033,000      6.10%, due 7/10/95                   2,033,000
     784,000      5.75%, due 11/30/95                    784,000
     600,000      5.70%, due 12/15/95                    600,000
                American Home Products Corp.
   1,035,000      5.97%, due 8/4/95                    1,029,164
                Banc One Corp.
   1,000,000      5.92%, due 8/9/95                      993,587
                Bank of America
   1,000,000      5.87%, due 11/10/95                    978,477
   2,000,000      5.71%, due 12/4/95                   1,950,513
                Beneficial Corp.
   1,000,000      5.94%, due 8/18/95                     992,080
                Cargill, Inc.
   2,000,000      5.67%, due 10/12/95                  1,967,555
                Corporate Asset Funding Co., Inc.
   1,150,000      6.10%, due 8/24/95                   1,139,478
                Corporate Receivables Corp.
   1,500,000      5.80%, due 8/3/95                    1,492,025
   1,000,000      5.95%, due 8/23/95                     991,240
                Dayton Hudson Corp.
     500,000      5.97%, due 7/17/95                     498,673
   2,500,000      5.80%, due 8/1/95                    2,487,514
                Electronic Data Systems Corp.
   1,200,000      5.90%, due 9/18/95                   1,184,463
                Ford Motor Credit Co.
   2,000,000      6.07%, due 7/20/95                   2,000,000
   1,300,000      5.55%, due 1/12/96                   1,260,919
                General Electric Capital Corp.
   1,160,000      5.97%, due 8/2/95                    1,153,844
   1,000,000      6.17%, due 10/11/95                    982,518
                General Electric Co.
     925,000      5.87%, due 8/22/95                     917,157
                Golden Peanut Co.
     750,000      5.95%, due 8/7/95                      745,414
                International Lease Finance Corp.
   1,000,000      6.00%, due 7/20/95                     996,833
   1,000,000      5.72%, due 10/16/95                    982,999
                Interstate Power Co.
     370,000      5.97%, due 7/17/95                     369,018
     640,000      5.93%, due 7/25/95                     637,470
                McGraw-Hill Inc.
     700,000      6.10%, due 7/28/95                     696,798
   1,300,000      5.94%, due 8/2/95                    1,293,136

  PRINCIPAL                                            MARKET
   AMOUNT                   SECURITY                   VALUE
                Merrill Lynch & Co., Inc.
 $   750,000      5.93%, due 8/8/95                 $    745,305
     725,000      5.95%, due 8/14/95                     719,728
     860,000      5.95%, due 8/15/95                     853,604
     900,000      5.91%, due 8/28/95                     891,431
                Mitsubishi International Corp.
   2,800,000      5.90%, due 8/4/95                    2,784,398
                Monsanto Co.
   1,685,000      5.85%, due 8/29/95                   1,668,845
                Morgan (J.P.) & Company, Inc.
   1,700,000      5.84%, due 9/7/95                    1,681,247
                National Rural Utilities
                 Cooperative Finance Corp.
     425,000      5.93%, due 9/1/95                      420,660
   1,000,000      5.88%, due 9/6/95                      989,057
   1,100,000      5.95%, due 9/6/95                    1,087,819
     700,000      5.90%, due 9/29/95                     689,675
                Norwest Corp.
   1,300,000      6.01%, due 7/24/95                   1,295,008
   2,000,000      5.73%, due 9/25/95                   1,972,623
                NYNEX Corp.
   2,000,000      5.71%, due 9/5/95                    1,979,063
                Penney (J.C.) Funding Corp.
   1,000,000      5.94%, due 7/20/95                     996,865
   1,570,000      5.93%, due 7/21/95                   1,564,828
                PHH Corp.
   1,000,000      5.85%, due 7/12/95                     998,213
                Philip Morris Companies Inc.
   1,100,000      5.99%, due 7/31/95                   1,094,509
                Potomac Electric Power Co.
     595,000      5.97%, due 8/7/95                      591,349
                U.S. Bancorp
     900,000      6.04%, due 7/7/95                      899,094
                U S West Communications, Inc.
   1,480,000      6.07%, due 7/5/95                    1,479,002
                Wal-Mart Stores Inc.
     600,000      6.15%, due 7/3/95                      599,795
                Xerox Corp.
   1,200,000      5.90%, due 8/10/95                   1,192,133
   1,100,000      5.93%, due 8/22/95                   1,090,578
     850,000      5.94%, due 8/25/95                     842,286
                                                    ------------
               TOTAL COMMERCIAL PAPER
                (COST $61,762,744)                    61,762,744
                                                    ------------
               U.S. AGENCY SHORT-TERM OBLIGATIONS
                (3.1% OF NET ASSETS)
                Student Loan Marketing Assn.
                  5.69%, due 5/14/96 (Cost
   2,000,000     $2,000,000)                           2,000,000
                                                    ------------
               TOTAL INVESTMENTS
                (COST $63,762,744)                  $ 63,762,744
                                                    ------------
                                                    ------------

1  The accompanying notes are an integral part of these financial statements.

GOVERNMENT SECURITIES ACCOUNT                    INCOME ACCOUNT

  PRINCIPAL                                            MARKET
   AMOUNT                   SECURITY                   VALUE
               U.S. GOVERNMENT & AGENCY
                LONG-TERM OBLIGATIONS
                (98.5% OF NET ASSETS)
                Federal National Mortgage Assn.
 $ 1,174,238      7.00%, 2019                       $  1,177,537
                Government National Mortgage Assn.
      81,101     11.50%, 1998                             86,601
      45,095      9.50%, 2001                             47,251
      50,138      7.25%, 2005                             51,297
     324,599      7.50%, 2006                            328,527
     200,662      8.00%, 2006                            206,766
     524,312      8.00%, 2007                            541,022
     180,541      8.25%, 2008                            186,777
      84,503      9.00%, 2008                             89,548
     562,233      9.00%, 2009                            596,423
      10,111     13.50%, 2010                             11,425
      98,967     13.00%, 2011                            111,894
       3,439     13.50%, 2011                              3,886
      64,994     14.00%, 2011                             73,890
      43,407     15.00%, 2011                             50,135
       3,718     12.00%, 2012                              4,185
     108,607     13.50%, 2012                            121,962
     168,566     15.00%, 2012                            194,694
     107,161     11.50%, 2013                            120,053
      45,032     13.00%, 2013                             50,914
     203,024     13.50%, 2013                            229,417
      83,119     12.00%, 2014                             93,561
     284,277     12.50%, 2014                            322,475
     139,709     13.00%, 2014                            157,958
       1,414     13.50%, 2014                              1,598
     534,679      8.50%, 2016                            559,878
     445,915      6.50%, 2017                            453,023
     409,588     10.00%, 2019                            446,729
     101,689     12.50%, 2019                            114,175
   2,177,473      6.50%, 2023                          2,091,724
   1,860,980      7.00%, 2023                          1,831,316
     952,018      7.00%, 2024                            936,843
     500,000      8.00%, TBA                             511,875
                U.S. Treasury Bond
   9,650,000      9.25%, 2016                         12,373,133
                U.S. Treasury Notes
     800,000      9.25%, 1996                            814,248
   5,000,000      9.375%, 1996                         5,138,300
     500,000      8.50%, 1997                            522,185
   3,500,000      8.875%, 1997                         3,728,585
   6,750,000      9.25%, 1998                          7,381,733
   2,500,000      7.50%, 2001                          2,683,600
   2,250,000     11.75%, 2001                          2,856,442
   3,000,000      7.25%, 2004                          3,205,770
                                                    ------------
               TOTAL U.S. GOVERNMENT & AGENCY
                LONG-TERM OBLIGATIONS
                (COST $49,799,117)                    50,509,355
                                                    ------------
               REPURCHASE AGREEMENTS*
                (.6% OF NET ASSETS)
                State Street Bank & Trust Co.
                  5.50%, due 7/3/95 (Cost
     310,000     $310,000)                               310,000
                                                    ------------
               TOTAL INVESTMENTS
                (COST $50,109,117)                  $ 50,819,355
                                                    ------------
                                                    ------------

  PRINCIPAL                                            MARKET
   AMOUNT                   SECURITY                   VALUE
               CORPORATE BONDS
                (83.2% OF NET ASSETS)
               AEROSPACE (1.7%)
                British Aerospace Finance Inc.
 $   500,000      8.00%, 1997                       $    513,750
                Coltec Industries Inc.
     250,000      9.75%, 2000                            258,750
                                                    ------------
                                                         772,500
                                                    ------------
               AIRLINES (1.2%)
                Southwest Airlines Co.
     500,000      9.25%, 1998                            532,270
                                                    ------------
               AUTO & AUTO RELATED (1.9%)
                Burmah Castrol Capital, Ltd.
     500,000      7.00%, 1997                            508,525
                Ford Motor Co.
     372,474      6.27%, 2000                            370,097
                                                    ------------
                                                         878,622
                                                    ------------
               BANKING (12.8%)
                Banco Ganadero SA
     400,000      9.75%, 1999                            399,500
                Bank of Boston Corp.
     400,000     10.30%, 2000                            402,312
                Barnett Banks, Inc.
     515,000      8.50%, 1999                            543,459
                Chemical Banking Corp.
     500,000      6.625%, 1998                           501,985
                Citicorp
     500,000      9.46%, 1996                            513,500
                First Fidelity Bancorporation
     500,000      8.50%, 1998                            524,650
                First Union Corp.
     500,000      6.75%, 1998                            503,420
                First USA Bank of Delaware
     500,000      5.05%, 1995                            497,375
                Home Savings of America
     500,000     10.50%, 1997                            513,910
                Mellon Financial Co.
     500,000      6.50%, 1997                            502,175
                Security Pacific Corp.
     500,000      7.75%, 1996                            510,345
                Shawmut National Corp.
     500,000      8.875%, 1996                           508,650
                                                    ------------
                                                       5,921,281
                                                    ------------
               BROKER/DEALER (1.3%)
                Merrill Lynch & Co., Inc.
     600,000      8.25%, 1996                            619,440
                                                    ------------
               CHEMICALS (2.2%)
                FMC Corp.
     250,000      8.75%, 1999                            266,190

*Repurchase agreements are fully collateralized by U.S. Government obligations.

  PRINCIPAL                                            MARKET
   AMOUNT                   SECURITY                   VALUE
                Lyondell Petrochemical Co.
 $   750,000      8.25%, 1997                       $    766,560
                                                    ------------
                                                       1,032,750
                                                    ------------
               COMPUTER BUSINESS EQUIPMENT &
                SERVICES (.8%)
                Unisys Corp.
     350,000      9.75%, 1996                            357,875
                                                    ------------
               CONGLOMERATES (.9%)
                Tenneco, Inc.
     375,000     10.00%, 1998                            409,357
                                                    ------------
               ELECTRIC UTILITIES (2.8%)
                Consumers Power Co.
     250,000      8.75%, 1998                            262,042
                Long Island Lighting Co.
     500,000      8.75%, 1996                            508,750
                Midwest Power Systems Inc.
     500,000      6.25%, 1998                            498,210
                                                    ------------
                                                       1,269,002
                                                    ------------
               ELECTRICAL & ELECTRONIC EQUIPMENT
                (2.2%)
                Electrolux
     500,000      7.75%, 1997                            511,875
                Westinghouse Electric Corp.
     500,000      7.75%, 1996                            503,065
                                                    ------------
                                                       1,014,940
                                                    ------------
               FINANCIAL SERVICES (15.8%)
                Allied Lyons
     500,000      6.50%, 1997                            501,563
                American General Finance Corp.
     500,000      8.50%, 1998                            529,015
                Aristar, Inc.
     500,000      6.25%, 1996                            499,990
                Associates Corp. of North America
     500,000      7.40%, 1999                            517,540
                Avco Financial Services, Inc.
     500,000      5.875%, 1997                           495,300
                Banque Nationale de Paris
     205,000      9.875%, 1998                           222,683
                Beneficial Corp.
     500,000      9.125%, 1998                           532,105
                Chrysler Financial Corp.
     500,000      5.08%, 1997                            491,280
                Countrywide Funding Corp.
     500,000      6.57%, 1997                            502,010
                Discover Credit Corp.
     250,000      8.73%, 1996                            256,215
                Fleet Mortgage Group, Inc.
     500,000      6.125%, 1997                           497,035
                General Motors Acceptance Corp.
     500,000      5.65%, 1997                            491,320
  PRINCIPAL                                            MARKET
   AMOUNT                   SECURITY                   VALUE
                Green Tree Financial Corp.
 $   250,000      7.70%, 2019                       $    258,905
                Household Financial Corporation
                 Ltd.
     250,000      6.00%, 1998                            246,907
                Household International
                 Netherlands B.V.
     250,000      6.00%, 1999                            245,913
                Norwest Financial, Inc.
     500,000      6.50%, 1997                            502,450
                Transamerica Finance Group, Inc.
     500,000      7.42%, 1998                            512,275
                                                    ------------
                                                       7,302,506
                                                    ------------
               FOOD & BEVERAGES (4.5%)
                ConAgra, Inc.
     500,000      9.75%, 1997                            533,695
                Grand Metropolitan Investment
                 Corp.
     500,000      8.125%, 1996                           510,105
                Nabisco Brands Inc.
     500,000      8.00%, 2000                            523,780
                Seagram Company Ltd.
     500,000      9.75%, 2000                            512,335
                                                    ------------
                                                       2,079,915
                                                    ------------
               INSURANCE (.9%)
                SunAmerica Inc.
     370,000      9.00%, 1999                            395,223
                                                    ------------
               LEASING (2.2%)
                Penske Truck Leasing Co.
     500,000      7.75%, 1999                            513,675
                U.S. Leasing International Inc.
     500,000      7.00%, 1997                            507,250
                                                    ------------
                                                       1,020,925
                                                    ------------
               LEISURE & ENTERTAINMENT (.5%)
                Blockbuster Entertainment Corp.
     250,000      6.625%, 1998                           248,398
                                                    ------------
               MACHINERY & EQUIPMENT (1.1%)
                Caterpillar Financial Services
                 Corp.
     500,000      6.85%, 1997                            505,230
                                                    ------------
               MANUFACTURING (.6%)
                First Brands Corp.
     265,000      9.125%, 1999                           274,164
                                                    ------------
               MORTGAGE-BACKED SECURITIES (5.8%)
                American Southwest Financial Corp.
   1,624,603      8.25%, 2016                          1,627,649
                GE Capital Mortgage Services, Inc.
     152,509      6.50%, 2024                            152,079
                Housing Securities, Inc.
     227,396      7.25%, 2012                            227,112

3  The accompanying notes are an integral part of these financial statements.

  PRINCIPAL                                            MARKET
   AMOUNT                   SECURITY                   VALUE
                Ryland Mortgage Securities Corp.
 $   426,648      8.339%, 2030                      $    423,182
                Salomon Brothers, Inc.
     263,007      0.00%, 2017                            187,637
     177,728     12.50%, 2017                             43,543
                                                    ------------
                                                       2,661,202
                                                    ------------
               OFFICE EQUIPMENT (.6%)
                Xerox Corp.
     270,000      9.20%, 1999                            277,104
                                                    ------------
               OIL & GAS (8.6%)
                Arkla, Inc.
     505,000      9.875%, 1997                           525,200
                BP America Inc.
     500,000      8.875%, 1997                           529,570
                Bridas Corp.
     250,000     12.50%, 1999                            225,625
                Coastal Corp.
     500,000      8.75%, 1999                            532,955
                El Paso Natural Gas Co.
     250,000      6.90%, 1997                            252,230
                Empresa Columbia de Petroleos
     250,000      7.25%, 1998                            248,125
                Florida Gas Transmission Co.
     500,000      7.75%, 1997                            513,675
                Occidental Petroleum Corp.
     500,000      6.43%, 1997                            499,055
                Phillips Petroleum Co.
     474,163      7.53%, 1998                            483,461
                Transcontinental Gas Pipe Line
                 Corp.
     150,000      9.00%, 1996                            155,065
                                                    ------------
                                                       3,964,961
                                                    ------------
               PAPER & FOREST PRODUCTS (1.9%)
                Celulosa Arauco y Constitucion SA
     350,000      7.25%, 1998                            350,875
                Georgia-Pacific Corp.
     500,000      9.85%, 1997                            529,880
                                                    ------------
                                                         880,755
                                                    ------------
               PRINTING & PUBLISHING (2.2%)
                Reed Publishing USA Inc.
     500,000      7.20%, 1997                            508,375
                Time Warner Inc.
     500,000      7.45%, 1998                            504,035
                                                    ------------
                                                       1,012,410
                                                    ------------
               RETAIL TRADE (2.7%)
                Kmart Corp.
     500,000      8.61%, 1997                            516,370
                Sears, Roebuck & Co.
     200,000      9.44%, 1996                            204,900
     500,000      8.39%, 1999                            530,580
                                                    ------------
                                                       1,251,850
                                                    ------------
  PRINCIPAL                                            MARKET
   AMOUNT                   SECURITY                   VALUE
               SAVINGS & LOAN (1.1%)
                Golden West Financial Corp.
 $   500,000      8.625%, 1998                      $    528,925
                                                    ------------
               TELECOMMUNICATIONS (1.3%)
                Tele-Communications, Inc.
     615,000      5.28%, 1996                            607,522
                                                    ------------
               TELEPHONE UTILITIES (2.3%)
                GTE Corp.
     500,000      8.85%, 1998                            527,595
                MCI Communications Corp.
     500,000      7.625%, 1996                           508,645
                                                    ------------
                                                       1,036,240
                                                    ------------
               TOBACCO (2.2%)
                B.A.T Capital Corp.
     500,000      6.66%, 2000                            488,900
                Philip Morris Companies Inc.
     500,000      8.75%, 1996                            516,130
                                                    ------------
                                                       1,005,030
                                                    ------------
               TRANSPORTATION (1.1%)
                Federal Express Corp.
     500,000      9.75%, 1996                            513,670
                                                    ------------
                TOTAL CORPORATE BONDS
                  (COST $39,041,898)                  38,374,067
                                                    ------------
               U.S. GOVERNMENT & AGENCY
                LONG-TERM OBLIGATIONS
                (10.7% OF NET ASSETS)
                Federal Home Loan Mortgage Corp.
     169,307      5.50%, 1997                            166,820
     505,197      5.50%, 1998                            497,777
                Federal National Mortgage Assn.
     872,111      7.50%, 2008                            886,553
     873,484      7.00%, 2009                            875,667
     816,947      8.00%, 2009                            840,173
     250,000      6.00%, 2019                            242,968
                Government National Mortgage Assn.
     397,717      7.00%, 2009                            399,578
      46,223     13.00%, 2014                             52,261
                U.S. Treasury Note
   1,000,000      5.25%, 1998                            981,090
                                                    ------------
               TOTAL U.S. GOVERNMENT & AGENCY
                LONG-TERM OBLIGATIONS
                (COST $4,889,313)                      4,942,887
                                                    ------------
               COMMERCIAL PAPER
                (4.3% OF NET ASSETS)
                Wal-Mart Stores Inc.
                  6.15%, due 7/3/95 (COST
                 $1,984,322)                           1,984,322
   1,985,000
                                                    ------------
               TOTAL INVESTMENTS
                (COST $45,915,533)                  $ 45,301,276
                                                    ------------
                                                    ------------

TOTAL RETURN ACCOUNT

  NUMBER OF                                            MARKET
   SHARES                   SECURITY                   VALUE
               COMMON STOCKS
                (38.7% OF NET ASSETS)
               AEROSPACE (4.4%)
      22,600    General Dynamics Corp.              $  1,002,875
      28,100    General Motors Corp. Class H           1,109,950
      35,371    Lockheed Martin Corp.                  2,232,794
      37,600    Loral Corp.                            1,945,800
      19,000    McDonnell Douglas Corp.                1,458,250
      26,900    Rockwell International Corp.           1,230,675
                                                    ------------
                                                       8,980,344
                                                    ------------
               AIRLINES (1.8%)
      16,100    AMR Corp.                              1,201,462
      22,300    Delta Air Lines, Inc.                  1,644,625
      25,100    Northwest Airlines Corp.                 887,912
                                                    ------------
                                                       3,733,999
                                                    ------------
               BANKING (2.1%)
      18,600    Bank of New York Co., Inc.               750,975
      26,500    Chase Manhattan Corp.                  1,245,500
      21,300    Morgan (J.P.) & Company, Inc.          1,493,663
       4,600    Wells Fargo & Co.                        829,150
                                                    ------------
                                                       4,319,288
                                                    ------------
               BUILDING MATERIALS & CONSTRUCTION
                (.1%)
      11,500    USG Corp.                                273,125
                                                    ------------
               CHEMICALS (2.0%)
      13,000    FMC Corp.                                874,250
      28,800    Grace (W.R.) & Co.                     1,767,600
      15,700    Monsanto Co.                           1,414,963
                                                    ------------
                                                       4,056,813
                                                    ------------
               CONGLOMERATES (1.0%)
      21,000    AlliedSignal Inc.                        934,500
      17,600    Textron, Inc.                          1,023,000
                                                    ------------
                                                       1,957,500
                                                    ------------
               DRUGS & COSMETICS (.4%)
       9,500    American Home Products Corp.             735,062
                                                    ------------
               ELECTRIC UTILITIES (1.8%)
      37,300    FPL Group, Inc.                        1,440,712
      45,600    Illinova Corp.                         1,157,100
      41,000    Unicom Corp.                           1,091,625
                                                    ------------
                                                       3,689,437
                                                    ------------
               ELECTRICAL & ELECTRONIC EQUIPMENT
                (.5%)
      18,500    Micron Technology Inc.                 1,015,188
                                                    ------------
               FOOD & BEVERAGES (.9%)
      60,422    Archer Daniels Midland Co.             1,125,360
      30,200    Ralcorp Holdings, Inc.                   690,825
                                                    ------------
                                                       1,816,185
                                                    ------------

  NUMBER OF                                            MARKET
   SHARES                   SECURITY                   VALUE
               HEALTH SERVICES & HOSPITAL SUPPLIES
                (1.5%)
      49,100    Baxter International Inc.           $  1,786,013
      28,700    Columbia Healthcare Corp.              1,241,275
                                                    ------------
                                                       3,027,288
                                                    ------------
               INSURANCE (3.4%)
      26,500    Aetna Life & Casualty Co.              1,666,187
      35,100    American General Corp.                 1,184,625
      18,500    Lincoln National Corp.                   809,375
      15,300    St. Paul Companies Inc.                  753,525
      36,100    TIG Holdings, Inc.                       830,300
      39,200    Travelers Group                        1,715,000
                                                    ------------
                                                       6,959,012
                                                    ------------
               LEISURE RELATED (.8%)
      19,300    Grand Casinos, Inc.                      682,738
      37,675    Mattel, Inc.                             979,550
                                                    ------------
                                                       1,662,288
                                                    ------------
               MACHINERY & EQUIPMENT (1.3%)
      15,700    Caterpillar Inc.                       1,008,725
      33,390    Mark IV Industries, Inc.                 717,885
      25,650    Parker-Hannifin Corp.                    929,812
                                                    ------------
                                                       2,656,422
                                                    ------------
               MANUFACTURING (.8%)
      25,300    Black & Decker Corp.                     781,138
      18,000    Philips Electronics NV                   769,500
                                                    ------------
                                                       1,550,638
                                                    ------------
               METALS & MINING (1.1%)
      19,800    IMC Global Inc.                        1,071,675
                Potash Corporation of Saskatchewan
      19,800     Inc.                                  1,106,325
                                                    ------------
                                                       2,178,000
                                                    ------------
               MISCELLANEOUS (1.5%)
      57,300    Dial Corp.                             1,418,175
      30,500    Premark International, Inc.            1,582,188
                                                    ------------
                                                       3,000,363
                                                    ------------
               OFFICE EQUIPMENT (.6%)
      11,200    Xerox Corp.                            1,313,200
                                                    ------------
               OIL & GAS (3.4%)
      18,300    Amoco Corp.                            1,219,238
      26,400    Chevron Corp.                          1,230,900
      14,800    Mobil Corp.                            1,420,800
      71,200    Panhandle Eastern Corp.                1,735,500
      10,400    Royal Dutch Petroleum Co.              1,267,500
                                                    ------------
                                                       6,873,938
                                                    ------------
               PAPER & FOREST PRODUCTS (1.8%)
       9,500    Georgia-Pacific Corp.                    824,125
      31,200    Scott Paper Co.                        1,544,400

5  The accompanying notes are an integral part of these financial statements.

  NUMBER OF                                            MARKET
   SHARES                   SECURITY                   VALUE
      22,000    Willamette Industries, Inc.         $  1,221,000
                                                    ------------
                                                       3,589,525
                                                    ------------
               RETAIL TRADE (2.5%)
      45,900    American Stores Co.                    1,290,937
      18,900    Eckerd Corp.                             604,800
      49,700    Kroger Co.                             1,335,688
      30,400    Sears, Roebuck & Co.                   1,820,200
                                                    ------------
                                                       5,051,625
                                                    ------------
               TECHNOLOGY (2.0%)
       9,800    Applied Materials Inc.                   848,925
      17,100    Compaq Computer Corp.                    775,912
                Computer Associates International,
      13,200     Inc.                                    894,300
                International Business Machines
      15,900     Corp.                                 1,526,400
                                                    ------------
                                                       4,045,537
                                                    ------------
               TELEPHONE UTILITIES (1.7%)
      31,400    Ameritech Corp.                        1,381,600
      31,000    GTE Corp.                              1,057,875
      27,200    NYNEX Corp.                            1,094,800
                                                    ------------
                                                       3,534,275
                                                    ------------
               TOBACCO (1.3%)
      28,800    American Brands, Inc.                  1,144,800
      18,700    Philip Morris Companies Inc.           1,390,812
                                                    ------------
                                                       2,535,612
                                                    ------------
               TOTAL COMMON STOCKS
                (COST $64,331,079)                    78,554,664
                                                    ------------
  PRINCIPAL    CORPORATE BONDS
    AMOUNT      (20.8% OF NET ASSETS)
               AEROSPACE (.4%)
                British Aerospace Finance Inc.
 $   500,000      8.00%, 1997                            513,750
                Coltec Industries, Inc.
     250,000      9.75%, 2000                            258,750
                                                    ------------
                                                         772,500
                                                    ------------
               AUTO & AUTO RELATED (.2%)
                Burmah Castrol Capital, Ltd.
     500,000      7.00%, 1997                            508,525
                                                    ------------
               BANKING (2.5%)
                Bank of Boston Corp.
     500,000     10.30%, 2000                            502,890
                BankAmerica Corp.
     500,000      6.00%, 1997                            496,525
                Chemical Banking Corp.
     250,000     10.125%, 2000                           285,820
                First Fidelity Bancorporation
     500,000      8.50%, 1998                            524,650
  PRINCIPAL                                            MARKET
   AMOUNT                   SECURITY                   VALUE
                First USA Bank of Delaware
 $   500,000      5.05%, 1995                       $    497,375
     750,000      5.35%, 1996                            713,550
                Fleet Financial Group, Inc.
     250,000      9.90%, 2001                            285,345
                Marshall & Ilsley Corp.
     500,000      6.95%, 1997                            506,970
                Mellon Financial Co.
     400,000      6.50%, 1997                            401,740
                Shawmut National Corp.
     750,000      8.875%, 1996                           762,975
                                                    ------------
                                                       4,977,840
                                                    ------------
               CHEMICALS (1.3%)
                FMC Corp.
     500,000      8.75%, 1999                            532,380
                Lyondell Petrochemical Co.
   1,100,000      8.25%, 1997                          1,124,288
                Morton International, Inc.
     500,000      9.25%, 2020                            613,510
                PPG Industries, Inc.
     250,000      9.00%, 2021                            296,102
                                                    ------------
                                                       2,566,280
                                                    ------------
               COMPUTER BUSINESS EQUIPMENT &
                SERVICES (.4%)
                Unisys Corp.
     750,000      9.75%, 1996                            766,875
                                                    ------------
               CONGLOMERATES (.5%)
                Tenneco Credit Corp.
     500,000      9.25%, 1996                            517,255
                Tenneco, Inc.
     375,000     10.00%, 1998                            409,358
                                                    ------------
                                                         926,613
                                                    ------------
               DRUGS & COSMETICS (.5%)
                Procter & Gamble Co.
     250,000      9.36%, 2021                            304,637
                Roche Holdings Inc.
     950,000      2.75%, 2000                            808,688
                                                    ------------
                                                       1,113,325
                                                    ------------
               ELECTRIC UTILITIES (.7%)
                Hydro-Quebec
     500,000      9.375%, 2030                           595,605
                Long Island Lighting Co.
     500,000      8.75%, 1996                            508,750
                Public Service Co. of New
                 Hampshire
     250,000      8.875%, 1996                           254,353
                                                    ------------
                                                       1,358,708
                                                    ------------

  PRINCIPAL                                            MARKET
   AMOUNT                   SECURITY                   VALUE
               ELECTRICAL & ELECTRONIC EQUIPMENT
                (.5%)
                Electrolux
 $   500,000      7.75%, 1997                       $    511,875
                Westinghouse Electric Corp.
     500,000      7.75%, 1996                            503,065
                                                    ------------
                                                       1,014,940
                                                    ------------
               FINANCIAL SERVICES (5.3%)
                American General Finance Corp.
     500,000      7.70%, 1997                            514,585
     500,000      8.50%, 1998                            529,015
                Aristar, Inc.
     500,000      6.25%, 1996                            499,990
     250,000      8.125%, 1997                           259,777
                Associates Corp. of North America
     500,000      6.75%, 1999                            503,895
                Avco Financial Services, Inc.
     500,000      5.875%, 1997                           495,300
                Countrywide Funding Corp.
     250,000      6.57%, 1997                            251,005
     500,000      6.085%, 1999                           491,290
                Discover Credit Corp.
     500,000      8.73%, 1996                            512,430
                Fleet Mortgage Corp.
   1,000,000      6.125%, 1997                           994,070
     250,000      6.50%, 1999                            248,640
                Ford Motor Credit Co.
     500,000      8.00%, 1997                            518,145
     500,000      6.25%, 1998                            498,710
                General Motors Acceptance Corp.
   1,000,000      5.65%, 1997                            982,640
     750,000      7.75%, 1997                            766,320
                Green Tree Financial Corp.
     500,000      8.00%, 2020                            521,560
                Household Financial Corporation
                 Ltd.
     250,000      6.00%, 1998                            246,908
                Household International
                 Netherlands B.V.
     500,000      6.00%, 1999                            491,825
                ITT Financial Corp.
     250,000      8.75%, 2006                            268,993
                Norwest Financial, Inc.
     500,000      6.50%, 1997                            502,450
                Transamerica Finance Corp.
     500,000      6.75%, 1997                            503,965
     250,000      6.80%, 1999                            252,465
                                                    ------------
                                                      10,853,978
                                                    ------------
               FOOD & BEVERAGES (1.1%)
                Bass America Inc.
     250,000      6.75%, 1999                            252,217
  PRINCIPAL                                            MARKET
   AMOUNT                   SECURITY                   VALUE
                ConAgra, Inc.
 $   500,000      9.75%, 1997                       $    533,695
                Nabisco Brands Inc.
     500,000      8.00%, 2000                            523,780
                Seagram Company Ltd.
     950,000      9.75%, 2000                            973,436
                                                    ------------
                                                       2,283,128
                                                    ------------
               INSURANCE (.2%)
                SunAmerica Inc.
     450,000      9.00%, 1999                            480,677
                                                    ------------
               LEASING (.8%)
                Penske Truck Leasing Co.
     750,000      7.75%, 1999                            770,513
                PHH Corp.
     350,000      6.50%, 2000                            348,709
                U.S. Leasing International Inc.
     500,000      7.00%, 1997                            507,250
                                                    ------------
                                                       1,626,472
                                                    ------------
               LEISURE & ENTERTAINMENT (.2%)
                Blockbuster Entertainment Corp.
     500,000      6.625%, 1998                           496,795
                                                    ------------
               MANUFACTURING (.2%)
                Black & Decker Corp.
     400,000      6.625%, 2000                           394,040
                                                    ------------
               MORTGAGE-BACKED SECURITIES (.3%)
                Fleet Mortgage Securities, Inc.
     153,076      8.25%, 2023                            153,075
                Housing Securities, Inc.
     363,833      7.25%, 2012                            363,379
                                                    ------------
                                                         516,454
                                                    ------------
               OIL & GAS (2.5%)
                Arkla, Inc.
     750,000      9.875%, 1997                           780,000
                BP America, Inc.
     500,000      8.875%, 1997                           529,570
                Bridas Corp.
     270,000     12.50%, 1999                            243,675
                Coastal Corp.
     500,000      8.125%, 2002                           526,220
                Norsk Hydro
     500,000      8.75%, 2001                            549,062
                Petroliam Nasional Berhad
     500,000      6.875%, 2003                           499,920
                Phillips Petroleum Co.
     948,326      7.53%, 1998                            966,922
                TransCanada Pipelines Ltd.
     500,000      9.875%, 2021                           628,375
                Transco Energy Co.
     250,000      9.625%, 2000                           280,565
                                                    ------------
                                                       5,004,309
                                                    ------------

7  The accompanying notes are an integral part of these financial statements.

  PRINCIPAL                                            MARKET
   AMOUNT                   SECURITY                   VALUE
               PAPER & FOREST PRODUCTS (.6%)
                Celulosa Arauco y Constitucion SA
 $   500,000      7.25%, 1998                       $    501,250
                Georgia-Pacific Corp.
     750,000      9.85%, 1997                            794,820
                                                    ------------
                                                       1,296,070
                                                    ------------
               PRINTING & PUBLISHING (.5%)
                Reed Elsevier, Inc.
     400,000      6.625%, 2023                           360,388
                Time Warner Inc.
     700,000      7.45%, 1998                            705,649
                                                    ------------
                                                       1,066,037
                                                    ------------
               RETAIL TRADE (.2%)
                Sears, Roebuck & Co.
     300,000      8.39%, 1999                            318,348
                                                    ------------
               SAVINGS & LOAN (.3%)
                Golden West Financial Corp.
     500,000     10.25%, 1997                            531,970
                                                    ------------
               TELECOMMUNICATIONS (.2%)
                Tele-Communications, Inc.
     400,000      7.15%, 1998                            404,412
                                                    ------------
               TELEPHONE UTILITIES (.6%)
                GTE Corp.
     750,000      8.85%, 1998                            791,393
                MCI Communications Corp.
     500,000      7.125%, 2000                           512,780
                                                    ------------
                                                       1,304,173
                                                    ------------
               TOBACCO (.3%)
                Philip Morris Companies Inc.
     500,000      8.75%, 1996                            516,130
                                                    ------------
               TRANSPORTATION (.5%)
                Federal Express Corp.
     750,000      9.75%, 1996                            770,505
     250,000      6.25%, 1998                            248,115
                                                    ------------
                                                       1,018,620
                                                    ------------
               TOTAL CORPORATE BONDS
                (COST $41,824,531)                    42,117,219
                                                    ------------
               U.S. GOVERNMENT & AGENCY
                LONG-TERM OBLIGATIONS
                (14.3% OF NET ASSETS)
                Federal Home Loan Mortgage Corp.
   1,000,000      6.00%, 2007                            927,180
                Federal National Mortgage Assn.
   1,288,885      7.50%, 2008                          1,310,229
     800,000      6.00%, 2019                            777,496
     630,973      7.00%, 2022                            547,369
                Government National Mortgage Assn.
     680,968      7.00%, 2009                            684,155
     979,208      7.50%, 2009                            997,871
     606,893      8.00%, 2017                            625,203
  PRINCIPAL                                            MARKET
   AMOUNT                   SECURITY                   VALUE
 $   209,596      9.00%, 2018                       $    221,496
     294,868      9.00%, 2019                            310,726
     306,072      9.00%, 2021                            323,451
     258,677      9.00%, 2022                            272,588
   2,566,997      6.50%, 2023                          2,465,909
     285,601      8.50%, 2023                            296,488
   3,705,272      6.50%, 2024                          3,559,358
   4,599,878      7.00%, 2024                          4,526,556
                U.S. Treasury Bonds
     650,000      7.50%, 2016                            707,688
   8,250,000      8.75%, 2017                         10,144,943
                U.S. Treasury Note
     300,000      5.75%, 2003                            290,859
                                                    ------------
               TOTAL U.S. GOVERNMENT & AGENCY
                LONG-TERM OBLIGATIONS
                (COST $27,188,364)                    28,989,565
                                                    ------------
               FOREIGN GOVERNMENT BONDS
                (.7% OF NET ASSETS)
                Fomento Economico Mexicano
     450,000      9.50%, 1997                            429,750
                Republic of Columbia
     300,000      7.125%, 1998                           294,750
     400,000      8.75%, 1999                            414,000
                United Mexican States
     250,000      6.97%, 2000                            180,000
                                                    ------------
               TOTAL FOREIGN GOVERNMENT BONDS
                (COST $1,387,071)                      1,318,500
                                                    ------------
               COMMERCIAL PAPER
                (25.2% OF NET ASSETS)
                Armstrong World Industries Inc.
   4,100,000      5.97%, due 7/18/95                   4,088,441
                Beneficial Corp.
   1,700,000      5.95%, due 7/17/95                   1,695,505
                Cargill, Inc.
   3,630,000      5.92%, due 7/7/95                    3,626,418
                Corporate Receivables Corp.
   2,000,000      6.00%, due 7/19/95                   1,994,000
                Dayton Hudson Corp.
   2,000,000      6.00%, due 7/21/95                   1,993,333
                Ford Motor Credit Co.
   5,065,000      5.97%, due 7/12/95                   5,065,000
   1,914,000      5.96%, due 7/17/95                   1,914,000
                GTE Florida, Inc.
   4,000,000      6.00%, due 7/20/95                   3,987,333
                Hewlett Packard Finance Co.
   3,000,000      5.95%, due 7/11/95                   2,995,042
                Merrill Lynch & Co., Inc.
   2,880,000      5.98%, due 7/6/95                    2,877,608
   4,025,000      5.97%, due 7/13/95                   4,016,990
                PACCAR Financial Corp.
   2,380,000      5.95%, due 7/5/95                    2,378,427
   3,000,000      5.97%, due 7/14/95                   2,993,533

  PRINCIPAL                                            MARKET
   AMOUNT                   SECURITY                   VALUE
                PHH Corp.
 $ 1,605,000      5.97%, due 7/6/95                 $  1,603,669
                Public Service Electric and Gas
                 Co.
   3,050,000      5.97%, due 7/10/95                   3,045,448
                U.S. Central Credit Union
   2,885,000      5.98%, due 7/5/95                    2,883,083
                Xerox Corp.
   3,895,000      5.96%, due 7/13/95                   3,887,262
                                                    ------------
               TOTAL COMMERCIAL PAPER
                (COST $51,045,092)                    51,045,092
                                                    ------------
               TOTAL INVESTMENTS
                (COST $185,776,137)                 $202,025,040
                                                    ------------
                                                    ------------

GROWTH ACCOUNT

  NUMBER OF                                            MARKET
   SHARES                   SECURITY                   VALUE
               COMMON STOCKS
                (90.8% OF NET ASSETS)
               AEROSPACE (10.8%)
      25,400    General Dynamics Corp.              $  1,127,125
      36,000    General Motors Corp. Class H           1,422,000
      35,371    Lockheed Martin Corp.                  2,232,794
      41,700    Loral Corp.                            2,157,975
      24,500    McDonnell Douglas Corp.                1,880,375
      38,400    Rockwell International Corp.           1,756,800
                                                    ------------
                                                      10,577,069
                                                    ------------
               AIRLINES (4.3%)
      20,400    AMR Corp.                              1,522,350
      22,500    Delta Air Lines, Inc.                  1,659,375
      30,000    Northwest Airlines Corp.               1,061,250
                                                    ------------
                                                       4,242,975
                                                    ------------
               BANKING (5.0%)
      18,600    Bank of New York Co., Inc.               750,975
      23,800    Chase Manhattan Corp.                  1,118,600
      27,100    Morgan (J.P.) & Company, Inc.          1,900,388
       6,300    Wells Fargo & Co.                      1,135,575
                                                    ------------
                                                       4,905,538
                                                    ------------
               BUILDING MATERIALS & CONSTRUCTION
                (.4%)
      14,800    USG Corp.                                351,500
                                                    ------------
               CHEMICALS (4.5%)
      14,600    FMC Corp.                                981,850
      28,700    Grace (W.R.) & Co.                     1,761,462
      18,800    Monsanto Co.                           1,694,350
                                                    ------------
                                                       4,437,662
                                                    ------------
               CONGLOMERATES (2.6%)
      24,700    AlliedSignal Inc.                      1,099,150

  NUMBER OF                                            MARKET
   SHARES                   SECURITY                   VALUE
      24,000    Textron, Inc.                       $  1,395,000
                                                    ------------
                                                       2,494,150
                                                    ------------
               DRUGS & COSMETICS (.8%)
       9,900    American Home Products Corp.             766,013
                                                    ------------
               ELECTRIC UTILITIES (4.1%)
      35,600    FPL Group, Inc.                        1,375,050
      49,400    Illinova Corp.                         1,253,525
      52,300    Unicom Corp.                           1,392,487
                                                    ------------
                                                       4,021,062
                                                    ------------
               ELECTRICAL & ELECTRONIC EQUIPMENT
                (1.2%)
      21,000    Micron Technology Inc.                 1,152,375
                                                    ------------
               FOOD & BEVERAGES (2.1%)
      71,115    Archer Daniels Midland Co.             1,324,517
      30,100    Ralcorp Holdings, Inc.                   688,538
                                                    ------------
                                                       2,013,055
                                                    ------------
               HEALTH SERVICES & HOSPITAL SUPPLIES
                (3.3%)
      50,700    Baxter International Inc.              1,844,212
      32,700    Columbia Healthcare Corp.              1,414,275
                                                    ------------
                                                       3,258,487
                                                    ------------
               INSURANCE (8.1%)
      24,000    Aetna Life & Casualty Co.              1,509,000
      51,300    American General Corp.                 1,731,375
      22,200    Lincoln National Corp.                   971,250
      22,700    St. Paul Companies Inc.                1,117,975
      36,400    TIG Holdings, Inc.                       837,200
      39,500    Travelers Group                        1,728,125
                                                    ------------
                                                       7,894,925
                                                    ------------
               LEISURE RELATED (1.8%)
      23,300    Grand Casinos, Inc.                      824,238
      35,968    Mattel, Inc.                             935,168
                                                    ------------
                                                       1,759,406
                                                    ------------
               MACHINERY & EQUIPMENT (3.2%)
      17,400    Caterpillar Inc.                       1,117,950
      38,955    Mark IV Industries, Inc.                 837,533
      31,100    Parker-Hannifin Corp.                  1,127,375
                                                    ------------
                                                       3,082,858
                                                    ------------
               MANUFACTURING (2.0%)
      30,000    Black & Decker Corp.                     926,250
      23,300    Philips Electronics NV                   996,075
                                                    ------------
                                                       1,922,325
                                                    ------------
               METALS & MINING (2.7%)
      24,400    IMC Global Inc.                        1,320,650
                Potash Corporation of Saskatchewan
      24,100     Inc.                                  1,346,588
                                                    ------------
                                                       2,667,238
                                                    ------------

9  The accompanying notes are an integral part of these financial statements.

  NUMBER OF                                            MARKET
   SHARES                   SECURITY                   VALUE
               MISCELLANEOUS (3.1%)
      64,900    Dial Corp.                          $  1,606,275
      27,600    Premark International, Inc.            1,431,750
                                                    ------------
                                                       3,038,025
                                                    ------------
               OFFICE EQUIPMENT (1.5%)
      12,700    Xerox Corp.                            1,489,075
                                                    ------------
               OIL & GAS (7.9%)
      22,400    Amoco Corp.                            1,492,400
      32,200    Chevron Corp.                          1,501,325
      16,700    Mobil Corp.                            1,603,200
      73,100    Panhandle Eastern Corp.                1,781,812
      10,600    Royal Dutch Petroleum Co.              1,291,875
                                                    ------------
                                                       7,670,612
                                                    ------------
               PAPER & FOREST PRODUCTS (3.8%)
      10,800    Georgia-Pacific Corp.                    936,900
      28,200    Scott Paper Co.                        1,395,900
      24,600    Willamette Industries, Inc.            1,365,300
                                                    ------------
                                                       3,698,100
                                                    ------------
               RETAIL TRADE (6.1%)
      55,700    American Stores Co.                    1,566,562
      21,600    Eckerd Corp.                             691,200
      52,300    Kroger Co.                             1,405,563
      38,000    Sears, Roebuck & Co.                   2,275,250
                                                    ------------
                                                       5,938,575
                                                    ------------
               TECHNOLOGY (4.8%)
      11,700    Applied Materials Inc.                 1,013,512
      22,100    Compaq Computer Corp.                  1,002,787
                Computer Associates International,
      12,100     Inc.                                    819,775
  NUMBER OF                                            MARKET
   SHARES                   SECURITY                   VALUE
                International Business Machines
      19,700     Corp.                              $  1,891,200
                                                    ------------
                                                       4,727,274
                                                    ------------
               TELEPHONE UTILITIES (4.1%)
      33,000    Ameritech Corp.                        1,452,000
      36,900    GTE Corp.                              1,259,213
      32,700    NYNEX Corp.                            1,316,175
                                                    ------------
                                                       4,027,388
                                                    ------------
               TOBACCO (2.6%)
      28,500    American Brands, Inc.                  1,132,875
      18,800    Philip Morris Companies Inc.           1,398,250
                                                    ------------
                                                       2,531,125
                                                    ------------
               TOTAL COMMON STOCKS
                (COST $71,945,181)                    88,666,812
                                                    ------------
  PRINCIPAL    COMMERCIAL PAPER
   AMOUNT       (9.6% OF NET ASSETS)
                Armstrong World Industries Inc.
 $ 2,420,000      6.03%, due 7/11/95                   2,415,946
                CSW Credit, Inc.
   2,200,000      6.00%, due 7/6/95                    2,198,167
                International Lease Finance Corp.
   1,220,000      6.00%, due 7/5/95                    1,219,187
                Merrill Lynch & Co., Inc.
   2,000,000      6.00%, due 7/7/95                    1,998,000
                U S West Communications, Inc.
   1,540,000      5.97%, due 7/10/95                   1,537,701
                                                    ------------
               TOTAL COMMERCIAL PAPER
                (COST $9,369,001)                      9,369,001
                                                    ------------
               TOTAL INVESTMENTS
                (COST $81,314,182)                  $ 98,035,813
                                                    ------------
                                                    ------------

NOTES TO SCHEDULE OF INVESTMENTS June 30, 1995 (Unaudited)

                                                                                 A C C O U N T S
1. Aggregate gross unrealized appreciation
   (depreciation) as of June 30, 1995, based on
   cost for Federal income tax purposes, was as                    GOVERNMENT                       TOTAL
   follows:                                           LIQUID       SECURITIES       INCOME          RETURN         GROWTH
    Aggregate gross unrealized appreciation         $        --    $ 1,077,858    $   316,314    $ 16,947,234    $16,779,774
    Aggregate gross unrealized depreciation                  --       (367,620)      (930,571)       (698,331)       (58,143)
                                                    ------------   ------------   ------------   -------------   ------------
    Net unrealized appreciation (depreciation)      $        --    $   710,238    $  (614,257)   $ 16,248,903    $16,721,631
                                                    ------------   ------------   ------------   -------------   ------------
                                                    ------------   ------------   ------------   -------------   ------------
2. The aggregate cost of investments for Federal
   income tax purposes was:                         $63,762,744    $50,109,117    $45,915,533    $185,776,137    $81,314,182
                                                    ------------   ------------   ------------   -------------   ------------
                                                    ------------   ------------   ------------   -------------   ------------
3. Purchases and sales of securities (excluding
   short-term securities) for the six months ended
   June 30, 1995 are summarized as follows:
    Purchases                                       $        --    $15,982,930    $ 8,377,048    $ 42,898,643    $35,140,419
    Sales                                           $        --    $27,933,247    $10,605,131    $ 74,114,376    $29,874,172

 STATEMENT OF NET ASSETS              CONNECTICUT MUTUAL INVESTMENT ACCOUNTS,
                                      INC.
                                      June 30, 1995 (Unaudited)

                                                                            A C C O U N T S
                                                               GOVERNMENT                       TOTAL
                                                  LIQUID       SECURITIES       INCOME         RETURN          GROWTH
  ASSETS
    Investments:
      Bonds, at market value
        (Cost $49,799,117, $43,931,211,
         $70,399,966)                          $        --    $50,509,355    $43,316,954    $ 72,425,284    $        --
      Common stocks, at market value
        (Cost $64,331,079, $71,945,181)                 --             --             --      78,554,664     88,666,812
      Short-term securities                     63,762,744        310,000      1,984,322      51,045,092      9,369,001
                                               ------------   ------------   ------------   -------------   ------------
                                                63,762,744     50,819,355     45,301,276     202,025,040     98,035,813
    Cash                                             2,853          1,393          9,863           8,746          5,339
    Investment income receivable                    80,093      1,033,935        794,292       1,224,367        214,040
    Receivable from securities sold                     --             --             --         588,984        636,602
    Receivable from Fund shares sold               117,807         28,911         48,828          59,956         50,401
                                               ------------   ------------   ------------   -------------   ------------
    Total Assets                                63,963,497     51,883,594     46,154,259     203,907,093     98,942,195
                                               ------------   ------------   ------------   -------------   ------------

  LIABILITIES
    Accrued expenses payable                        91,408        113,406         45,371         334,009        167,379
    Payable for securities purchased                    --        511,720             --         855,457      1,083,336
    Dividends payable                                8,306             --             --              --             --
    Total Liabilities                               99,714        625,126         45,371       1,189,466      1,250,715
                                               ------------   ------------   ------------   -------------   ------------
  NET ASSETS                                   $63,863,783    $51,258,468    $46,108,888    $202,717,627    $97,691,480
                                               ------------   ------------   ------------   -------------   ------------
                                               ------------   ------------   ------------   -------------   ------------
  OUTSTANDING SHARES                            63,863,783      4,907,718      4,882,627      13,611,392      5,874,382
                                               ------------   ------------   ------------   -------------   ------------
                                               ------------   ------------   ------------   -------------   ------------
  NET ASSET VALUE PER SHARE                          $1.00         $10.44          $9.44          $14.89         $16.63
                                                     -----         ------          -----          ------         ------
                                                     -----         ------          -----          ------         ------
  NET ASSETS CONSIST OF:
    Capital (par value and paid-in surplus)    $63,863,783    $53,921,691    $48,871,786    $183,199,804    $78,476,370
    Undistributed net investment income                 --         72,169         36,057         128,739         67,221
    Accumulated undistributed net realized
     gain (loss)                                        --     (3,445,630)    (2,184,698)      3,140,181      2,426,258
    Net unrealized appreciation
     (depreciation)                                     --        710,238       (614,257)     16,248,903     16,721,631
                                               ------------   ------------   ------------   -------------   ------------
  NET ASSETS                                   $63,863,783    $51,258,468    $46,108,888    $202,717,627    $97,691,480
                                               ------------   ------------   ------------   -------------   ------------
                                               ------------   ------------   ------------   -------------   ------------

11 The accompanying notes are an integral part of these financial statements.

 STATEMENT OF OPERATIONS              CONNECTICUT MUTUAL INVESTMENT ACCOUNTS,
                                      INC.
                                      For the six months ended June 30, 1995
                                      (Unaudited)

                                                                          A C C O U N T S
                                                             GOVERNMENT                     TOTAL
                                                 LIQUID      SECURITIES      INCOME         RETURN         GROWTH
  INVESTMENT INCOME
    Income:
      Interest                                 $2,021,301    $2,382,456    $1,807,409    $ 4,146,518    $   276,503
      Dividends                                        --            --            --        945,743      1,016,400
                                               -----------   -----------   -----------   ------------   ------------
    Total Income                                2,021,301     2,382,456     1,807,409      5,092,261      1,292,903
                                               -----------   -----------   -----------   ------------   ------------

    Expenses:
      Investment advisory fees                    165,853       183,692       145,711        586,971        271,369
      Transfer agent fees                          99,800        45,100        30,200        189,400         91,700
      Distribution fees                                --            --            --         83,049         39,540
      Registration fees                            16,750        15,250        14,250         21,750         18,250
      Custodian fees                               14,000        12,475        13,500         22,450         17,900
      Shareholder reports                           5,000         5,500         4,000         20,000         10,000
      Professional services                         7,700         6,050         5,500         24,200         11,550
      Directors' fees                               2,100         1,900         1,710          5,220          2,820
      Other                                           116         5,158            --         18,954         13,291
      Expense reimbursement from investment
       adviser                                         --            --       (69,160)            --             --
                                               -----------   -----------   -----------   ------------   ------------
    Total Expenses                                311,319       275,125       145,711        971,994        476,420
                                               -----------   -----------   -----------   ------------   ------------
  NET INVESTMENT INCOME                         1,709,982     2,107,331     1,661,698      4,120,267        816,483
                                               -----------   -----------   -----------   ------------   ------------
  REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments             2      (592,478)     (486,025)     2,607,488      1,898,129
    Net unrealized appreciation on
     investments                                       --     4,666,776     2,054,379     16,532,094     11,899,886
                                               -----------   -----------   -----------   ------------   ------------
  NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS                                          2     4,074,298     1,568,354     19,139,582     13,798,015
                                               -----------   -----------   -----------   ------------   ------------
  NET INCREASE IN NET
   ASSETS RESULTING FROM OPERATIONS            $1,709,984    $6,181,629    $3,230,052    $23,259,849    $14,614,498
                                               -----------   -----------   -----------   ------------   ------------
                                               -----------   -----------   -----------   ------------   ------------

   The accompanying notes are an integral part of these financial statements. 12

 STATEMENT OF CHANGES IN NET ASSETS   CONNECTICUT MUTUAL INVESTMENT ACCOUNTS,
                                      INC.
                                      For the six months ended June 30, 1995
                                      (Unaudited)
                                      and the year ended December 31, 1994

                                                       A C C O U N T S
                                            LIQUID                   GOVERNMENT SECURITIES

                                    1995            1994             1995            1994
  INCREASE (DECREASE) IN NET
   ASSETS
  FROM OPERATIONS:
    Net investment income       $  1,709,982    $   2,575,968    $  2,107,331    $  4,942,102
    Net realized gain (loss)
     on investments                        2             (987)       (592,478)     (2,822,974)
    Net unrealized
     appreciation
     (depreciation)                       --               --       4,666,776      (5,366,869)
                                -------------   --------------   -------------   -------------
    Net increase (decrease) in
     net assets resulting from
     operations                    1,709,984        2,574,981       6,181,629      (3,247,741)
                                -------------   --------------   -------------   -------------
  DIVIDENDS TO SHAREHOLDERS
   FROM:
    Net investment income         (1,709,984)      (2,574,981)     (2,067,140)     (4,939,034)
    Net realized gain from
     investment transactions              --               --              --         (56,279)
                                -------------   --------------   -------------   -------------
                                  (1,709,984)      (2,574,981)     (2,067,140)     (4,995,313)
                                -------------   --------------   -------------   -------------
  FROM CAPITAL SHARE
   TRANSACTIONS:
    Net proceeds from sale of
     shares                       87,303,939      177,469,640       1,630,430       7,468,147
    Net asset value of shares
     issued to shareholders
     from reinvestment of
     dividends                     1,674,793        2,548,202       1,834,042       4,527,905
    Cost of shares reacquired    (89,060,819)    (192,692,366)    (16,482,832)    (21,186,898)
                                -------------   --------------   -------------   -------------
    Increase (decrease) in net
     assets derived from
     capital share
     transactions                    (82,087)     (12,674,524)    (13,018,360)     (9,190,846)
                                -------------   --------------   -------------   -------------
  NET INCREASE (DECREASE) IN
   NET ASSETS                        (82,087)     (12,674,524)     (8,903,871)    (17,433,900)
  NET ASSETS -- BEGINNING OF
   PERIOD                         63,945,870       76,620,394      60,162,339      77,596,239
                                -------------   --------------   -------------   -------------
  NET ASSETS -- END OF PERIOD   $ 63,863,783    $  63,945,870    $ 51,258,468    $ 60,162,339
                                -------------   --------------   -------------   -------------
                                -------------   --------------   -------------   -------------
  Undistributed net investment
   income included in net
   assets at end of period                --               --         $72,169         $31,978
                                                                 -------------   -------------
                                                                 -------------   -------------
  Undistributed net realized
   gain (loss) on investments
   included in net assets at
   end of period                          --               --     $(3,445,628)    $(2,853,150)
                                                                 -------------   -------------
                                                                 -------------   -------------

                                                                     A C C O U N T S

                                           INCOME                      TOTAL RETURN                      GROWTH

                                   1995            1994            1995            1994           1995           1994
  INCREASE (DECREASE) IN NET
   ASSETS
  FROM OPERATIONS:
    Net investment income       $ 1,661,698    $  3,484,675    $  4,120,267    $  7,127,925    $   816,483    $ 1,077,298
    Net realized gain (loss)
     on investments                (486,025)       (660,384)      2,607,488       2,872,138      1,898,129      3,074,097
    Net unrealized
     appreciation
     (depreciation)               2,054,379      (3,054,974)     16,532,094     (14,089,642)    11,899,886     (4,619,868)
                                ------------   -------------   -------------   -------------   ------------   ------------
    Net increase (decrease) in
     net assets resulting from
     operations                   3,230,052        (230,683)     23,259,849      (4,089,579)    14,614,498       (468,473)
                                ------------   -------------   -------------   -------------   ------------   ------------
  DIVIDENDS TO SHAREHOLDERS
   FROM:
    Net investment income        (1,643,000)     (3,473,505)     (4,036,099)     (7,098,435)      (750,655)    (1,076,035)
    Net realized gain from
     investment transactions             --              --              --      (3,186,699)            --     (3,254,775)
                                ------------   -------------   -------------   -------------   ------------   ------------
                                 (1,643,000)     (3,473,505)     (4,036,099)    (10,285,134)      (750,655)    (4,330,810)
                                ------------   -------------   -------------   -------------   ------------   ------------
  FROM CAPITAL SHARE
   TRANSACTIONS:
    Net proceeds from sale of
     shares                       3,779,052      11,501,443      14,787,890      52,357,416      9,109,416     20,893,600
    Net asset value of shares
     issued to shareholders
     from reinvestment of
     dividends                    1,405,785       3,019,579       3,941,409      10,101,758        737,664      4,286,409
    Cost of shares reacquired    (7,209,965)    (12,906,272)    (13,139,429)    (41,385,584)    (4,409,281)    (6,485,813)
                                ------------   -------------   -------------   -------------   ------------   ------------
    Increase (decrease) in net
     assets derived from
     capital share
     transactions                (2,025,128)      1,614,750       5,589,870      21,073,590      5,437,799     18,694,196
                                ------------   -------------   -------------   -------------   ------------   ------------
  NET INCREASE (DECREASE) IN
   NET ASSETS                      (438,076)     (2,089,438)     24,813,620       6,698,877     19,301,642     13,894,913
  NET ASSETS -- BEGINNING OF
   PERIOD                        46,546,964      48,636,402     177,904,007     171,205,130     78,389,838     64,494,925
                                ------------   -------------   -------------   -------------   ------------   ------------
  NET ASSETS -- END OF PERIOD   $46,108,888    $ 46,546,964    $202,717,627    $177,904,007    $97,691,480    $78,389,838
                                ------------   -------------   -------------   -------------   ------------   ------------
                                ------------   -------------   -------------   -------------   ------------   ------------
  Undistributed net investment
   income included in net
   assets at end of period      $    36,057    $     17,359    $    128,739    $     44,571    $    67,221    $     1,393
                                ------------   -------------   -------------   -------------   ------------        ------
                                ------------   -------------   -------------   -------------   ------------        ------
  Undistributed net realized
   gain (loss) on investments
   included in net assets at
   end of period                $(2,184,698)   $ (1,698,673)   $  3,140,182    $    532,694    $ 2,426,260    $   528,131
                                ------------   -------------   -------------   -------------   ------------   ------------
                                ------------   -------------   -------------   -------------   ------------   ------------

   The accompanying notes are an integral part of these financial statements. 14

 FINANCIAL HIGHLIGHTS                 CONNECTICUT MUTUAL INVESTMENT ACCOUNTS,
                                      INC.
                                      June 30, 1995 (Unaudited)

Selected data for a share of capital stock outstanding throughout the period:

                                      NET REALIZED  DISTRIBUTIONS
                          DIVIDENDS   & UNREALIZED    FROM NET     NET ASSET
    YEARS        NET       FROM NET   GAIN (LOSS)     REALIZED     VALUE AT
    ENDED     INVESTMENT  INVESTMENT       ON          GAIN ON     BEGINNING
 DECEMBER 31    INCOME      INCOME    INVESTMENTS    INVESTMENTS   OF PERIOD
 ---------------------------------------------------------------------------
                             LIQUID ACCOUNT
  1986          $.0588     $(.0588)      $   --        $   --        $ 1.00
  1987           .0581      (.0581)          --            --          1.00
  1988           .0664      (.0664)          --            --          1.00
  1989           .0822      (.0822)          --            --          1.00
  1990           .0731      (.0731)          --            --          1.00
  1991           .0522      (.0522)          --            --          1.00
  1992           .0287      (.0287)          --            --          1.00
  1993           .0227      (.0227)          --            --          1.00
  1994           .0334      (.0334)          --            --          1.00
  1995 (c)       .0256      (.0256)          --            --          1.00
              GOVERNMENT SECURITIES ACCOUNT
  1986           .92        (.92)           .28          (.11)        10.73
  1987           .84        (.84)          (.52)         (.21)        10.90
  1988           .84        (.85)          (.05)         (.05)        10.17
  1989           .84        (.84)           .52            --         10.06
  1990           .84        (.84)           .10            --         10.58
  1991           .85        (.85)           .68            --         10.68
  1992           .77        (.77)          (.12)         (.05)        11.36
  1993           .70        (.70)           .36          (.64)        11.19
  1994           .69        (.69)         (1.14)         (.01)        10.91
  1995 (c)       .37        (.36)           .67            --          9.76
                             INCOME ACCOUNT
  1986           .83        (.83)           .57          (.08)        10.55
  1987           .76        (.76)          (.56)         (.51)        11.04
  1988           .84        (.85)          (.19)           --          9.97
  1989           .88        (.88)           .02            --          9.77
  1990           .94        (.94)          (.35)           --          9.79
  1991           .81        (.81)           .47            --          9.44
  1992           .79        (.79)          (.16)           --          9.91
  1993           .65        (.65)           .11            --          9.75
  1994           .68        (.68)          (.72)           --          9.86
  1995 (c)       .33        (.33)           .30            --          9.14
                       TOTAL RETURN ACCOUNT
  1986           .31        (.30)           .99          (.04)        10.91
  1987           .38        (.38)           .13         (1.09)        11.87
  1988           .53        (.53)           .60            --         10.91
  1989           .76        (.76)          1.81          (.63)        11.51
  1990           .66        (.66)          (.68)         (.07)        12.69
  1991           .54        (.54)          2.79          (.71)        11.94
  1992           .50        (.50)           .86         (1.07)        14.02
  1993           .48        (.48)          1.70          (.97)        13.81
  1994           .55        (.55)          (.86)         (.24)        14.54
  1995 (c)       .31        (.30)          1.44            --         13.44
                             GROWTH ACCOUNT
  1986           .24        (.24)          1.11          (.08)        10.94
  1987           .22        (.22)          (.12)        (2.05)        11.97
  1988           .20        (.20)          1.20            --          9.80
  1989           .51        (.51)          3.30         (1.25)        11.00
  1990           .34        (.34)         (1.36)         (.07)        13.05
  1991           .25        (.25)          4.00         (1.22)        11.62
  1992           .26        (.26)          1.44         (1.64)        14.40
  1993           .30        (.30)          2.64         (1.70)        14.20
  1994           .22        (.22)          (.32)         (.62)        15.14
  1995 (c)       .14        (.13)          2.42            --         14.20

                         RATIO OF    RATIO OF NET
             NET ASSET   OPERATING    INVESTMENT                NET ASSETS
    YEARS    VALUE AT   EXPENSES TO   INCOME TO                   AT END       ANNUAL
    ENDED       END       AVERAGE      AVERAGE     PORTFOLIO    OF PERIOD       TOTAL
 DECEMBER 31 OF PERIOD  NET ASSETS    NET ASSETS   TURNOVER   (IN THOUSANDS)  RETURN(B)
 -----------
                                   LIQUID ACCOUNT
  1986         $ 1.00     1.00%         5.88%         n/a         $74,111        6.03%
  1987           1.00     1.00          5.81          n/a          68,908        5.97
  1988           1.00     1.04          6.64          n/a          73,921        6.82
  1989           1.00     1.06          8.22          n/a          87,264        8.53
  1990           1.00     1.06          7.31          n/a          84,387        7.53
  1991           1.00     1.01          5.22          n/a          69,932        5.31
  1992           1.00     1.02          2.87          n/a          67,549        2.89
  1993           1.00      .95          2.27          n/a          76,620        2.30
  1994           1.00      .93          3.34          n/a          63,946        3.40
  1995 (c)       1.00      .94(a)       5.16(a)       n/a          63,864        2.58
                    GOVERNMENT SECURITIES ACCOUNT
  1986          10.90     1.27          8.92       111.68%         22,947       11.66
  1987          10.17     1.24          8.12       207.67          24,703        3.33
  1988          10.06     1.16          8.27       175.50          35,910        7.99
  1989          10.58     1.19          8.14        68.14          41,561       14.10
  1990          10.68     1.16          8.07        44.19          47,524        9.44
  1991          11.36     1.07          7.83        27.50          55,332       15.03
  1992          11.19     1.01          6.92       131.79          67,612        6.07
  1993          10.91      .93          6.03       224.02          77,596        9.56
  1994           9.76      .91          6.71       156.90          60,162       (4.18)
  1995 (c)      10.44      .94(a)       7.17(a)     55.89(a)       51,258       10.83
                                   INCOME ACCOUNT
  1986          11.04     1.29          7.69       164.13          14,620       13.54
  1987           9.97     1.27          7.32       231.39          15,367        2.03
  1988           9.77     1.24          8.43       150.04          16,789        6.70
  1989           9.79     1.27          8.93        52.95          18,705        9.56
  1990           9.44     1.24          9.78        90.20          19,809        6.33
  1991           9.91     1.12          8.44        50.44          22,839       14.22
  1992           9.75      .63          8.09       109.47          38,675        6.60
  1993           9.86      .63          6.56       145.94          48,636        7.97
  1994           9.14      .63          7.16        62.88          46,547       (0.42)
  1995 (c)       9.44      .63(a)       7.13(a)     37.88(a)       46,109        6.97
                             TOTAL RETURN ACCOUNT
  1986          11.87     1.26          3.22       143.32          35,382       11.88
  1987          10.91     1.08          3.15       197.79          44,770        3.92
  1988          11.51     1.11          4.61       223.62          54,253       10.40
  1989          12.69     1.20          5.90       149.22          65,071       22.61
  1990          11.94     1.24          5.31       115.45          66,382       (0.21)
  1991          14.02     1.20          4.02       122.40          86,455       28.21
  1992          13.81     1.11          3.61       177.85         109,701        9.90
  1993          14.54     1.02          3.40       155.16         171,205       15.89
  1994          13.44      .96          3.80       115.01         177,904       (2.11)
  1995 (c)      14.89     1.20(a)       4.39(a)     53.78(a)      202,718       13.04
                                   GROWTH ACCOUNT
  1986          11.97     1.31          2.21       163.15          19,469       12.25
  1987           9.80     1.17          1.71       214.32          19,638       (0.29)
  1988          11.00     1.23          1.95       246.14          26,285       14.32
  1989          13.05     1.18          3.90       169.75          37,323       34.86
  1990          11.62     1.19          2.73       143.95          35,202       (7.98)
  1991          14.40     1.19          1.74       148.30          40,716       36.91
  1992          14.20     1.12          1.74       141.69          45,600       11.99
  1993          15.14     1.05          1.95        99.67          64,495       20.91
  1994          14.20     1.02          1.50        98.46          78,390       (0.65)
  1995 (c)      16.63     1.26(a)       1.88(a)     75.89(a)       97,691       18.03


(a)   Annualized
(b)   Annual total returns do not include the effect of sales charges
(c)   For the six months ended June 30, 1995

 NOTES TO FINANCIAL STATEMENTS        CONNECTICUT MUTUAL INVESTMENT ACCOUNTS,
                                      INC.
                                      June 30, 1995 (Unaudited)

 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
  Connecticut Mutual Investment Accounts, Inc. (the Fund), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of thirteen distinct mutual funds, including the following five Accounts included in these financial statements: Liquid, Government Securities, Income, Total Return and Growth. An interest in the Fund is limited to the assets of the Account or Accounts in which shares are held by shareholders, and such shareholders are entitled to a pro rata share of all dividends and distributions arising from the net investment income and net realized capital gains on the investments of such Accounts.

  The following is a summary of significant accounting policies followed by the
  Fund:

  (a)VALUATION OF INVESTMENT SECURITIES - Except with respect to securities held by the Liquid Account, equity and debt securities which are traded on securities exchanges are valued at the last sales price as of the close of business on the day the securities are being valued. Lacking any sales, equity securities are valued at the last bid price and debt securities are valued at the mean between closing bid and asked prices. Securities traded in the over-the-counter market and included in the NASDAQ National Market System are valued using the last sales price when available. Otherwise, over-the-counter securities are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers who make a market in the securities. Short-term securities are valued on an amortized cost basis, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures established by the Board of Directors of the Fund, including the use of valuations furnished by a private service retained by the custodian.

     Securities held by the Liquid Account are valued on an amortized cost basis. This basis involves valuing a security at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method, in the opinion of the Board of Directors, represents the fair value of the particular security. The Board monitors the deviation between the Account's net asset value per share as determined by using available market quotations and its amortized cost price per share. If the deviation exceeds one half of one percent, the Board will consider what action, if any, should be initiated to provide fair valuation. Throughout the second quarter of 1995, the deviation was less than one half of one percent.

  (b)FEDERAL INCOME TAXES - The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Under such provisions, by distributing substantially all of its taxable income to its shareholders or otherwise complying with requirements for regulated investment companies, the Fund will not be subject to Federal income taxes. Accordingly, no provision for Federal income taxes is required. For Federal tax reporting purposes, each Account is treated as a separate taxable entity.

  (c)GAINS AND LOSSES - Realized gains and losses from sales of investments are determined on the identified cost basis.

  (d)AFFILIATE HOLDINGS - Connecticut Mutual Life Insurance Company and its affiliates own 29,124,112 shares of the five Accounts of the Fund as follows:

               GOVERNMENT
 LIQUID        SECURITIES        INCOME     TOTAL RETURN     GROWTH
25,026,814        725,035       1,533,159           210     1,838,894

  (e)OTHER - Investment transactions are accounted for on the trade date which is the date the order to buy or sell is executed. Dividend income is recorded on the ex-dividend date and interest income is accrued on a daily basis. All expenses are accrued on a daily basis.

  2. INVESTMENT ADVISORY FEES AND OTHER AFFILIATE TRANSACTIONS
  The Fund has an Investment Advisory Agreement with G.R. Phelps & Co., Inc. (the Investment Adviser), a wholly-owned subsidiary of Connecticut Mutual Life Insurance Company. The Investment Adviser, subject to review by the Board of Directors, is responsible for the investment management of each Account and has the responsibility for making decisions to buy, sell or hold any particular security. The Investment Adviser is obligated to perform certain administrative services for the Fund.

  As compensation for its services to the Liquid Account, the Investment Adviser receives monthly compensation at the annual rate of 0.50% of the first $200 million of average daily net assets, 0.45% of the next $100 million of average daily net assets and 0.40% of the average daily net assets in excess of $300 million of the Account. As compensation for its services to the Government Securities, Income, Total Return and Growth Accounts, the Investment Adviser receives monthly compensation at the annual rate of 0.625% of the first $300 million of average daily net assets, 0.50% of the next $100 million of average daily net assets and 0.45% of the average daily net assets in excess of $400 million of each Account.

  The investment advisory fees, which also cover certain administrative and management services, amounted to $1,353,596 for all Accounts for the six months ended June 30, 1995. For the six months ended June 30, 1995, the Investment Adviser, serving as principal underwriter for sale of shares of the Accounts, earned $809,906 related to sales charges deducted from proceeds for shares sold.

  Expenses incurred in the operation of the Fund are borne by the Fund. However, the Investment Adviser has agreed that in any year the aggregate expenses (including the investment advisory fee, but excluding interest, taxes, brokerage fees, commissions and uncommon charges such as litigation costs) exceed 1% of the value of the average daily net assets of the Liquid Account or 1.5% of the value of the average daily net assets in each of the other four Accounts, it will reimburse the Accounts for such excess.

  Each Account has adopted a distribution plan (Plan) in accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940. Under each Plan, each Account may pay G. R. Phelps & Co., Inc. (the Distributor) a fee, not exceeding 0.25% of the Account's average daily net assets for any fiscal year, as reimbursement for its expenditures incurred in distributing and servicing shares of the Account. Effective May 1, 1995, the Total Return and Growth Accounts commenced accruing fees daily and paying fees monthly to the Distributor at an annual rate of 0.25% of each Account's average daily net assets. For the two months ended June 30, 1995, the Distributor received $122,589 in fees from these Accounts. The Liquid, Government Securities and Income Accounts accrued no fees and paid no amounts pursuant to any Plan during the six months ended June 30, 1995.

  3. DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income are declared and paid monthly for the Government Securities and Income Accounts and semi-annually for the Total Return and Growth Accounts. Dividends from net investment income of the Liquid Account, which include any net short-term capital gains, are declared and accrued daily and paid monthly. All net realized capital gains (excluding the Liquid Account), if any, are declared and paid at least annually.

  4. CAPITAL STOCK
  The authorized capital stock of the Fund at June 30, 1995 consisted of 3,000,000,000 shares of common stock, par value $0.001 per share. The shares of stock are divided among thirteen separate Accounts, five of which are indicated below. All shares of common stock have equal voting rights, except that only shares of a particular Account are entitled to vote on matters pertaining to that Account.

  Transactions in capital stock were as follows:

                                                                  FOR THE SIX MONTHS ENDED JUNE 30, 1995
                                                                   GOVERNMENT                    TOTAL
                                                       LIQUID      SECURITIES      INCOME        RETURN       GROWTH
  Shares authorized (in millions)                           600           200          200            200         200
                                                            ---           ---          ---            ---         ---
                                                            ---           ---          ---            ---         ---

  Shares sold                                        87,303,939       161,212      406,488      1,034,767     595,765
  Shares issued to shareholders from reinvestment
    of dividends                                      1,674,793       181,502      151,184        265,449      44,738
                                                    ------------   -----------   ----------   ------------   ---------
    Total issued                                     88,978,732       342,714      557,672      1,300,216     640,503
  Shares reacquired                                 (89,060,819)   (1,598,262)    (769,419)      (921,386)   (286,565)
                                                    ------------   -----------   ----------   ------------   ---------

  Net increase (decrease)                               (82,087)   (1,255,548)    (211,747)       378,830     353,938
                                                    ------------   -----------   ----------   ------------   ---------
                                                    ------------   -----------   ----------   ------------   ---------

                  CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
                  -------------------------------------------
                         BOARD OF DIRECTORS AND OFFICERS

DIRECTORS

RICHARD H. AYERS
Chairman and Chief Executive Officer
The Stanley Works

DAVID E. A. CARSON
President, Chairman and
 Chief Executive Officer
People's Bank

RICHARD W. GREENE
Executive Vice President and Treasurer
University of Rochester

BEVERLY L. HAMILTON
President
ARCO Investment Management Company

DAVID E. SAMS, JR.
President and Chief Executive Officer
Connecticut Mutual Life Insurance Company

OFFICERS

LINDA M. NAPOLI, Treasurer and Controller
Treasurer, Mutual Funds
Connecticut Mutual Life Insurance Company

LOUIS A. LACCAVOLE, CPA, General Auditor
Vice President and General Auditor
Connecticut Mutual Life Insurance Company

ANN F. LOMELI, Secretary
Corporate Secretary and Counsel
Connecticut Mutual Life Insurance Company

AUDITORS

ARTHUR ANDERSEN LLP
Hartford, CT

This report has been prepared for shareholders of the Account and may be distributed to prospective investors in the Account when preceded or accompanied by a current prospectus.

                               CONNECTICUT MUTUAL
                            INVESTMENT ACCOUNTS, INC.

                              FINANCIAL STATEMENTS
                                 AUGUST 31, 1995


                       LIFESPAN DIVERSIFIED INCOME ACCOUNT
                            LIFESPAN BALANCED ACCOUNT
                      LIFESPAN CAPITAL APPRECIATION ACCOUNT

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
LIFESPAN DIVERSIFIED INCOME ACCOUNT
SCHEDULE OF INVESTMENTS
August 31, 1995 (Unaudited)


                                                                       Market
             Security                      Shares         Cost          Value
             --------                      ------         ----          -----
COMMON STOCKS(21.6% OF NET ASSETS)

Aerospace(1.4%)
  General Dynamics Corp.                    2,800       $129,201       $147,350
  Lockheed Martin Corp.                     1,700         98,156        103,488
  Rockwell International Corp.              1,700         74,268         76,075
                                                        --------       --------
                                                         301,625        326,913
                                                        --------       --------

Banking(2.1%)
  Ahmanson (H.F.) & Co.                     1,200         29,335         28,500
  Bank of Boston Corp.                      2,600        108,730        114,400
  Chase Manhattan Corp.                     1,900         87,120        109,250
  Morgan (J.P.) & Company, Inc.             1,500        104,395        109,313
  Wells Fargo & Co.                           600         99,425        111,825
                                                        --------       --------
                                                         429,005        473,288
                                                        --------       --------

Business Equipment & Services(.4%)
  New England Business Service, Inc         4,700         85,371         91,650
                                                        --------       --------

Chemicals(1.5%)
  Goodrich (B.F.) Company                   1,500         89,602         89,250
  Grace (W.R.) & Co.                        1,900        101,831        126,588
  Monsanto Co.                              1,200         99,756        113,850
                                                        --------       --------
                                                         291,189        329,688
                                                        --------       --------

Conglomerates(.6%)
  Hanson PLC                                7,400        136,608        126,725
                                                        --------       --------

Drugs & Cosmetics(1.0%)
  American Home Products Corp.              1,400        107,962        107,800
  Bristol-Myers Squibb Co.                  1,700        116,766        116,662
                                                        --------       --------
                                                         224,728        224,462
                                                        --------       --------

Electric Utilities(3.1%)
  Entergy Corp.                             4,600        113,597        110,400
  FPL Group, Inc.                           3,400        125,722        132,175
  Illinova Corp.                            3,400         78,795         85,425
  Kansas City Power & Light Co.             5,000        115,330        111,875
  Unicom Corp.                              4,800        126,960        135,000
  Western Resources, Inc.                   3,900        119,438        117,975
                                                        --------       --------
                                                         679,842        692,850
                                                        --------       --------

Health Services & Hospital Supplies(.8%)
  Baxter International Inc.                 4,400        151,866        171,600
                                                        --------       --------

Insurance(2.2%)
  Aetna Life & Casualty Co.                 2,200        131,735        150,150
  Allstate Corp.                            1,668         49,310         56,504
  American General Corp.                    1,800         59,386         63,450
  Hartford Steam Boiler Inspection          2,500        113,247        115,937
    & Insurance
  St. Paul Companies Inc.                   2,000         96,820        108,500
                                                        --------       --------
                                                         450,498        494,541
                                                        --------       --------

Iron & Steel(2.0%)
  British Steel PLC                         4,100        118,861        114,800
  Carpenter Technology Corp.                1,600         96,714        122,000
  UNR Industries Inc.                      25,000        154,380        196,875
                                                        --------       --------
                                                         369,955        433,675
                                                        --------       --------

Office Equipment(.2%)
  Xerox Corp.                                 400         49,441         48,300
                                                        --------       --------

Oil & Gas(2.9%)
  Amoco Corp.                               1,300         86,736         82,875
  Chevron Corp.                             2,400        116,352        116,100
  Mobil Corp.                               1,200        116,813        114,300
  Panhandle Eastern Corp.                   6,200        149,110        155,000
  Royal Dutch Petroleum Co.                   600         74,987         71,550
  Ultramar Corp.                            4,300        114,126        101,587
                                                        --------       --------
                                                         658,124        641,412
                                                        --------       --------
Real Estate(1.4%)
  Camden Property Trust                     4,800        102,142        105,000
  Health & Retirement Property Trust        6,300         95,388         96,862
  Meditrust Corp.                           3,100         96,289        101,912
                                                        --------       --------
                                                         293,819        303,774
                                                        --------       --------
Retail Trade(.3%)
  Sears, Roebuck & Co.                      1,800         49,165         58,275
                                                        --------       --------

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
LIFESPAN DIVERSIFIED INCOME ACCOUNT
SCHEDULE OF INVESTMENTS (Cont'd)
August 31, 1995 (Unaudited)

                                                                       Market
             Security                      Shares         Cost          Value
             --------                      ------         ----          -----
Telephone Utilities(1.7%)
  Ameritech Corp.                           3,100       $140,077       $158,875
  GTE Corp.                                 2,800         95,721        102,550
  NYNEX Corp.                               2,500        101,943        112,500
                                                       ---------      ---------
                                                         337,741        373,925
                                                       ---------      ---------

Total Common Stocks                                    4,508,977      4,791,078
                                                       ---------      ---------

CONVERTIBLE PREFERRED STOCKS(1.5% OF NET ASSETS)

Building Materials & Construction(.5%)
  Case Corp.                                1,200        115,000        115,800
                                                       ---------      ---------

Computer Business Equipment & Services(.5%)
  Storage Technology Corp.                  1,600        103,967         99,000
                                                       ---------      ---------

Energy Services(.5%)
  J. Ray McDermott, SA                      2,300        142,485        113,850
                                                       ---------      ---------

Total Preferred Stocks                                   361,452        328,650
                                                       ---------      ---------


                                        Principal
CORPORATE BONDS(21.3% OF NET ASSETS        Amount
                                        ---------
Apparel & Textiles(.2%)
  U.S. Leather, Inc.
    10.25%, 2003                          $50,000         43,858         43,250
                                                       ---------      ---------

Auto & Auto Related(.2%)
  Venture Holdings
     9.75%, 2004                           50,000         43,503         43,750
                                                       ---------      ---------

Banking(2.7%)
  BankAmerica Corp.
     6.00%, 1997                          300,000        299,570        298,218
  First USA Bank of Delaware
     5.35%, 1996                          150,000        148,472        142,944
  Shawmut National Corp.
     8.875%, 1996                         150,000        153,152        152,075
                                                       ---------      ---------
                                                         601,194        593,237
                                                       ---------      ---------
Chemicals(1.6%)
  Building Materials Corp. of America
     0.00%, 2004                          100,000         63,568         62,000
  Crain Industries, Inc.
    13.50%, 2005                           50,000         50,000         50,250
  G-I Holdings
     0.00%, 1998                           50,000         36,216         35,750
  Harris Chemical North America, Inc.
     0.00%, 2001                           50,000         47,781         44,500
  LaRoche Industries, Inc.
    13.00%, 2004                           75,000         77,250         78,750
  Sherritt, Inc.
    10.50%, 2014                           75,000         74,812         76,500
                                                       ---------      ---------
                                                         349,627        347,750
                                                       ---------      ---------
Computer Business Equipment & Services(.6%)
  Unisys Corp.
     9.75%, 1996                          125,000        128,438        127,188
                                                       ---------      ---------

Drugs & Cosmetics(1.5%)
  Revlon Consumer Products Corp.
     9.375%, 2001                          50,000         48,348         49,125
  Revlon Worldwide Corp.
     0.00%, 1998                           50,000         35,456         35,375
  Roche Holdings Inc.
     2.75%, 2000                          300,000        258,027        256,313
                                                       ---------      ---------
                                                         341,831        340,813
                                                       ---------      ---------
Financial Services(1.9%)
  Chrysler Financial Corp.
     6.65%, 1997                          120,000        120,829        120,678
  General Motors Acceptance Corp.
     5.65%, 1997                          300,000        296,180        295,248
                                                       ---------      ---------
                                                         417,009        415,926
                                                       ---------      ---------

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
LIFESPAN DIVERSIFIED INCOME ACCOUNT
SCHEDULE OF INVESTMENTS (Cont'd)
August 31, 1995 (Unaudited)

                                        Principal                        Market
             Security                      Amount           Cost          Value
             --------                   ---------           ----         ------
Health Services & Hospital Supplies(.6%)
  Genesis Health Venture, Inc.
     9.75%, 2005                          $75,000        $74,815        $77,437
  Integrated Health Services, Inc.
     9.625%, 2002                          50,000         50,000         51,125
                                                         -------        -------
                                                         124,815        128,562
                                                         -------        -------
Iron & Steel(.4%)
  Geneva Steel Co.
     9.50%, 2004                           25,000         21,298         18,750
  Republic Engineered Steels, Inc.
     9.875%, 2001                          25,000         23,580         23,250
  Wierton Steel Corp.
    10.75%, 2005                           50,000         49,260         46,500
                                                         -------        -------
                                                          94,138         88,500
                                                         -------        -------
Leasing(.2%)
  GPA Delaware, Inc.
     8.75%, 1998                           50,000         41,563         44,500
                                                         -------        -------

Leisure & Entertainment(3.0%)
  Adelphia Communications Corp.
    12.50%, 2002                           25,000         24,879         25,375
  Australis Media Ltd.
     0.00%, 2003                           75,000         39,304         43,125
  Bally Park Place Funding
     9.25%, 2004                           50,000         46,502         47,125
  Bell Cablemedia PLC
     0.00%, 2004                           75,000         50,466         48,563
  Comcast Corp.
     9.375%, 2005                          50,000         49,763         50,375
  Greate Bay Property Funding
    10.875%, 2004                          25,000         21,500         21,750
  GNF Corp.
    10.625%, 2003                          50,000         41,068         43,250
  Helicon Group Ltd.
     9.00%, 2003                          100,000         91,923         92,250
  Kloster Cruise Ltd.
    13.00%, 2003                           25,000         21,694         17,750
  New World Communications Corp.
    0.00%, 1999                            75,000         50,030         49,125
  Santa Fe Hotel
    11.00%, 2000                           50,000         49,278         44,500
  Selmer Company, Inc.
    11.00%, 2015                           50,000         50,000         48,000
  Sinclair Broadcast Group, Inc.
    10.00%, 2005                           50,000         50,000         50,375
  Trump Plaza Funding
    10.875%, 2001                          50,000         43,562         46,000
  Trump Taj Mahal
     0.00%, 1999                           50,000         38,437         42,250
                                                         -------        -------
                                                         668,406        669,813
                                                         -------        -------
Machinery & Equipment(.2%)
  Specialty Equipment Companies, Inc.
    11.375%, 2003                          50,000         50,489         52,500
                                                         -------        -------

Manufacturing(1.7%)
  American Standard, Inc.
     10.50%, 2005                          50,000         39,416         38,625
  Day International Group, Inc.
    11.125%, 2005                          50,000         50,000         52,625
  Huntsman Corp.
    10.625%, 2001                          75,000         79,594         79,500
  Interlake Corp.
    12.125%, 2002                          50,000         50,970         49,500
  International Wire Group, Inc.
    11.75%, 2005                           50,000         50,000         50,125
  Jordan Industries, Inc.
    10.375%, 2003                          25,000         23,780         23,187
  Plantronics, Inc.
    10.00%, 2001                           75,000         75,937         75,937
                                                         -------        -------
                                                         369,697        369,499
                                                         -------        -------

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
LIFESPAN DIVERSIFIED INCOME ACCOUNT
SCHEDULE OF INVESTMENTS (Cont'd)
August 31, 1995 (Unaudited)

                                        Principal                        Market
             Security                      Amount           Cost          Value
             --------                   ---------           ----         ------
Oil & Gas(.4%)
  Maxus Energy Corp.
     9.875%, 2002                         $50,000        $47,083        $48,375
  Mesa Capital CP
     0.00%, 1998                           50,000         48,920         45,750
                                                         -------        -------
                                                          96,003         94,125
                                                         -------        -------
Paper & Forest Products(1.7%)
  Crown Packaging Holdings Ltd.
     0.00%, 2003                          100,000         51,386         47,500
  Doman Industries Ltd.
     8.75%, 2004                           50,000         48,000         47,875
  Gaylord Container Corp.
     0.00%, 2005                           50,000         50,605         49,750
  Grupo Industrial Durango
    12.00%, 2001                           25,000         18,875         22,155
  Indah Kiat Pulp & Paper Corp.
    11.875%, 2002                          50,000         51,000         51,000
  Malette, Inc.
    12.25%, 2004                           50,000         54,125         55,500
  Stone Container Corp.
     9.875%, 2001                         100,000         99,879         99,125
                                                         -------        -------
                                                         373,870        372,905
                                                         -------        -------
Printing & Publishing(.1%)
  Marvel III Holdings Inc.
     9.125%, 1998                          25,000         23,027         22,875
                                                         -------        -------

Retail Trade(2.0%)
  Cole National Corp.
    11.25%, 2001                           50,000         48,550         49,500
  Dairy Mart Convenience Stores, Inc.
    10.25%, 2004                           50,000         41,775         42,750
  Duane Reade Corp.
    12.00%, 2002                           50,000         45,180         44,125
  Farm Fresh, Inc.
    12.25%, 2000                           50,000         48,680         47,500
  Hills Stores Co.
    10.25%, 2003                           50,000         49,450         46,000
  Pathmark Stores, Inc.
     0.00%, 2003                          100,000         61,379         65,750
  Penn Traffic Co.
     9.625%, 2005                          50,000         47,914         41,125
  Ralph's Grocery Co.
    11.00%, 2005                           50,000         50,000         47,000
  Waban, Inc.
    11.00%, 2004                           50,000         51,712         51,000
                                                         -------        -------
                                                         444,640        434,750
                                                         -------        -------
Technology(.3%)
  Monarch Acquisition
    12.50%, 2003                           75,000         75,000         76,500
                                                         -------        -------

Telecommunications(.9%)
  Centennial Cellular Corp.
    10.125%, 2005                          50,000         49,816         49,500
  Intermedia Communications of
    Florida, Inc.
    13.50%, 2005                           50,000         50,000         52,375
  MFS Communications Company, Inc.
     0.00%, 2004                           75,000         53,792         55,875
  Nextel Communications, Inc.
     0.00%, 2004                          100,000         55,337         48,500
                                                         -------        -------
                                                         208,945        206,250
                                                         -------        -------
Telephone Utilities(.2%)
  Peoples Telephone Company, Inc.
    12.25%, 2002                           50,000         50,000         51,000
                                                         -------        -------

Transportation(.7%)
  Federal Express Corp.
     6.25%, 1998                          150,000        149,593        148,839
                                                         -------        -------

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
LIFESPAN DIVERSIFIED INCOME ACCOUNT
SCHEDULE OF INVESTMENTS (Cont'd)
August 31, 1995 (Unaudited)

                                        Principal                        Market
             Security                      Amount           Cost          Value
             --------                   ---------           ----         ------
Wholesale Trade(.2%)
  Falcon Holdings PLC
    11.00%, 2003                          $50,000        $48,553        $46,500
                                                     -----------    -----------

Total Corporate Bonds                                  4,744,199      4,719,032
                                                     -----------    -----------

U.S. GOVERNMENT & AGENCY LONG-TERM OBLIGATIONS(49.8% OF NET ASSETS)

U.S. Treasury Bond
   8.125%, 2019                         1,320,000      1,414,050      1,526,250
U.S. Treasury Notes
   7.375%, 1997                         2,950,000      2,995,863      3,037,586
   5.125%, 1998                         4,500,000      4,333,370      4,413,292
   7.75%, 1999                            270,000        284,133        286,959
   7.25%, 2004                          1,670,000      1,701,809      1,772,020
                                                     -----------    -----------


Total U.S. Government & Agency
  Long-Term Obligations                               10,729,225     11,036,107
                                                     -----------    -----------


FOREIGN GOVERNMENT BONDS(1.4% of NET ASSETS)

Province of Ontario
   8.25%, 1996                            300,000        305,337        303,702
                                                     -----------    -----------


REPURCHASE AGREEMENTS(3.1% OF NET ASSETS)

State Street Bank & Trust Co.
   5.00%, due 9/1/95                      688,000        688,000        688,000
                                                     -----------    -----------

TOTAL INVESTMENTS                                    $21,337,190    $21,866,569
                                                     -----------    -----------

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
LIFESPAN BALANCED ACCOUNT
SCHEDULE OF INVESTMENTS
August 31, 1995 (Unaudited)

                                                                         Market
             Security                      Shares           Cost          Value
             --------                      ------           ----         ------
COMMON STOCKS(41.7% OF NET ASSETS)

Aerospace(2.2%)
  General Dynamics Corp.                    4,300       $198,415       $226,288
  General Motors Corp. Class H              1,500         60,215         59,813
  Lockheed Martin Corp.                     3,200        184,765        194,800
  Loral Corp.                               2,200        103,235        120,450
  McDonnell Douglas Corp.                   1,300         80,959        104,325
  Rockwell International Corp.              2,900        126,692        129,775
                                                       ---------      ---------
                                                         754,281        835,451
                                                       ---------      ---------
Airlines(.6%)
  AMR Corp.                                 1,100         74,676         77,550
  Delta Air Lines, Inc.                     1,300         85,166         96,688
  Northwest Airlines Corp.                  1,700         50,400         61,413
                                                       ---------      ---------
                                                         210,242        235,651
                                                       ---------      ---------
Apparel & Textiles(.6%)
  Nautica Enterprises, Inc.                 1,900         57,439         60,087
  St. John Knits, Inc.                      1,000         36,485         44,250
  Tommy Hilfiger Corp.                      3,500         85,434        117,250
                                                       ---------      ---------
                                                         179,358        221,587
                                                       ---------      ---------
Auto & Auto Related(.2%)
 Discount Auto Parts, Inc.                  2,800         74,088         91,350
                                                       ---------      ---------

Banking(2.1%)
  Ahmanson (H.F.) & Co.                     2,300         56,226         54,625
  Bank of Boston Corp.                      3,300        137,892        145,200
  Chase Manhattan Corp.                     3,400        152,769        195,500
  Morgan (J.P.) & Company, Inc.             3,100        215,831        225,913
  Wells Fargo & Co.                           900        149,138        167,738
                                                       ---------      ---------
                                                         711,856        788,976
                                                       ---------      ---------
Building Materials & Construction(.2%)
  Case Corp.                                1,900         64,875         71,725
  USG Corp.                                 2,200         54,398         59,675
                                                       ---------      ---------
                                                         119,273        131,400
                                                       ---------      ---------
Business Equipment & Services(.5%)
  Medic Computer Systems, Inc.              1,700         71,963         74,800
  New England Business Service, Inc.        4,700         85,371         91,650
                                                       ---------      ---------
                                                         157,334        166,450
                                                       ---------      ---------
Chemicals(1.7%)
  FMC Corp.                                   700         43,210         53,900
  Goodrich (B.F.) Company                   2,400        143,355        142,800
  Grace (W.R.) & Co.                        3,600        192,942        239,850
  Monsanto Co.                              2,200        182,886        208,725
                                                       ---------      ---------
                                                         562,393        645,275
                                                       ---------      ---------
Commercial Services(.7%)
  Alternative Resources Corp.               1,300         31,915         38,675
  Cambridge Technology Partners, Inc.       2,200         73,691         86,350
  Corrections Corporation of America        2,000         70,141         90,000
  Sylvan Learning Systems, Inc.             1,600         47,141         45,600
                                                       ---------      ---------
                                                         222,888        260,625
                                                       ---------      ---------
Computer Business Equipment & Services(3.0%)
  Acxiom Corporation                        4,000         96,169        107,500
  ALANTEC Corp.                             1,600         59,300         64,000
  Avid Technology, Inc.                     1,000         38,109         39,750
  Cognex Corp.                              2,300         74,613        114,712
  Davidson and Associates, Inc.             1,400         66,881         72,100
  Epic Design Technology, Inc.                400         17,238         17,250
  Global Village Communication              3,600         61,276         56,250
  Hyperion Software Corp.                   1,700         65,248         79,050
  Inso Corp.                                  500         34,787         31,312
  McAfee Associates, Inc.                   2,200         68,856         96,525
  National Data Corp.                       2,400         49,399         61,800
  Optical Data Systems, Inc.                1,900         44,200         62,225
  Seagate Technology, Inc.                    800         39,206         35,400
  Sierra Semiconductor Corp.                  800         37,828         39,500
  Storage Technology Corp.                  2,000         54,934         54,750
  StorMedia, Inc.                           1,100         47,016         45,650
  Wonderware Corp.                          2,400         85,001         82,800
  Zebra Technologies Corp.                  1,400         82,279         81,550
                                                       ---------      ---------
                                                       1,022,340      1,142,124
                                                       ---------      ---------

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
LIFESPAN BALANCED ACCOUNT
SCHEDULE OF INVESTMENTS
August 31, 1995 (Unaudited)

                                                                         Market
             Security                      Shares           Cost          Value
             --------                      ------           ----         ------
Conglomerates(.9%)
  AlliedSignal Inc.                         1,100        $43,261        $48,813
  Hanson PLC                                7,400        136,608        126,725
  Jardine Matheson Holdings Ltd.            3,800         30,419         27,360
  Textron, Inc.                             1,700         99,168        116,450
                                                       ---------      ---------
                                                         309,456        319,348
                                                       ---------      ---------
Drugs & Cosmetics(1.0%)
  American Home Products Corp.              2,000        154,232        154,000
  Bristol-Myers Squibb Co.                  1,600        109,898        109,800
  Watson Pharmaceuticals, Inc.              2,862         93,319        118,415
                                                       ---------      ---------
                                                         357,449        382,215
                                                       ---------      ---------
Electrical & Electronic Equipment(2.9%)
  Allen Group, Inc.                         2,100         67,457         68,513
  Cidco, Inc.                               1,200         38,607         42,000
  Credence Systems Corp.                      950         23,267         33,487
  GaSonics International                    2,200         56,469         76,450
  Integrated Silicon Solution, Inc.         1,900         73,974         94,525
  Kemet Corp.                               1,900         82,519        108,300
  Mattson Technology, Inc.                  1,100         54,951         56,375
  Micron Technology Inc.                    1,100         45,879         84,563
  Philips Electronics NV                    1,400         61,750         63,000
  S3, Inc.                                  2,000         55,741         78,500
  Sanmina Corp.                             1,400         65,629         63,700
  Silicon Valley Group, Inc.                2,000         65,894         86,000
  Tyco International Ltd.                   1,000         57,218         59,125
  Ultratech Stepper, Inc.                   3,000         97,807        118,500
  Vicor Corp.                               1,200         47,842         56,400
                                                       ---------      ---------
                                                         895,004      1,089,438
                                                       ---------      ---------
Electric Utilities(2.6%)
  Entergy Corp.                             7,800        192,176        187,200
  FPL Group, Inc.                           5,400        199,676        209,925
  Illinova Corp.                            5,200        120,510        130,650
  Kansas City Power & Light Co.             5,000        115,330        111,875
  Unicom Corp.                              7,600        201,507        213,750
  Western Resources, Inc.                   3,900        119,438        117,975
                                                       ---------      ---------
                                                         948,637        971,375
                                                       ---------      ---------
Environmental Control(.3%)
  United Waste Systems, Inc.                3,100        105,866        120,125
                                                       ---------      ---------

Food & Beverages(.8%)
  Apple South Inc.                          2,300         50,663         56,350
  Boston Chicken, Inc.                      2,900         61,564         69,600
  Dole Food Co., Inc.                         800         26,959         26,200
  Landry's Seafood Restaurants, Inc.        2,700         51,408         47,587
  Papa John's International, Inc.           1,600         55,658         64,000
  Ralcorp Holdings, Inc.                    2,100         48,067         47,513
                                                       ---------      ---------
                                                         294,319        311,250
                                                       ---------      ---------
Health Services & Hospital Supplies(2.4%)
  Baxter International Inc.                 7,200        248,508        280,800
  Columbia Healthcare Corp.                 1,800         76,352         84,600
  Community Health Systems, Inc.            2,200         76,111         84,700
  Express Scripts, Inc.                     1,200         39,366         44,400
  Gulf South Medical Supply, Inc.           2,000         44,266         56,500
  Idexx Laboritories, Inc.                  2,500         71,719         84,687
  Omnicare, Inc.                            3,000         96,768         99,750
  PhyCor, Inc.                              1,800         66,282         75,150
  Physician Sales & Service, Inc.           1,400         61,084         63,700
  TheraTx, Inc.                             2,400         35,211         31,800
                                                       ---------      ---------
                                                         815,667        906,087
                                                       ---------      ---------
Insurance(2.9%)
  Aetna Life & Casualty Co.                 3,500        205,621        238,875
  Allstate Corp.                            4,214        126,671        142,749
  American General Corp.                    2,800         92,378         98,700
  Compdent Corp.                            1,900         45,009         51,775
  Hartford Steam Boiler Inspection
    & Insurance                             2,400        108,718        111,300
  Healthsource, Inc.                        1,900         73,124         76,000
  St. Paul Companies Inc.                   3,200        154,912        173,600
  TIG Holdings, Inc.                        2,300         52,233         58,937
  Travelers Group                           2,800        115,920        134,400
                                                       ---------      ---------
                                                         974,586      1,086,336
                                                       ---------      ---------

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
LIFESPAN BALANCED ACCOUNT
SCHEDULE OF INVESTMENTS (Cont'd)
August 31, 1995 (Unaudited)

                                                                         Market
             Security                      Shares           Cost          Value
             --------                      ------           ----         ------
Iron & Steel(1.3%)
  British Steel  PLC                        5,600       $163,105       $156,800
  Carpenter Technology Corp.                1,600         96,714        122,000
  UNR Industries Inc.                      25,000        156,250        196,875
                                                       ---------      ---------
                                                         416,069        475,675
                                                       ---------      ---------
Leisure & Entertainment(.7%)
  Clear Channel Communications, Inc         1,300         73,041         97,012
  Mattel, Inc.                              1,900         45,258         55,100
  Regal Cinemas, Inc.                       2,400         67,892         81,600
  Station Casinos, Inc.                     2,000         33,444         38,750
                                                       ---------      ---------
                                                         219,635        272,462
                                                       ---------      ---------
Machinery & Equipment(.8%)
  AGCO Corp.                                1,400         72,856         68,075
  Electroglas, Inc.                         1,400         77,951        105,700
  Mark IV Industries, Inc.                  2,200         40,066         48,950
  Parker-Hannifin Corp.                     1,800         62,635         71,325
                                                       ---------      ---------
                                                         253,508        294,050
                                                       ---------      ---------
Manufacturing(1.0%)
  Black & Decker Corp.                      1,700         50,910         55,037
  FSI International, Inc.                   2,900         65,975        102,225
  Helix Technology Corp.                    1,400         51,473         71,269
  Integrated Process Equipment Corp.        1,700         78,510         61,412
  Lydall, Inc.                              3,700         71,194         88,337
                                                       ---------      ---------
                                                         318,062        378,280
                                                       ---------      ---------
Metals & Mining(.4%)
  IMC Global Inc.                           1,300         66,118         82,225
  Potash Corporation of Saskatchewan Inc.   1,400         74,244         79,625
                                                       ---------      ---------
                                                         140,362        161,850
                                                       ---------      ---------
Miscellaneous(.2%)
  Premark International, Inc.               1,700         82,154         89,038
                                                       ---------      ---------

Office Equipment(.4%)
  Xerox Corp.                               1,100        135,962        132,825
                                                       ---------      ---------

Oil & Gas(3.0%)
  Amoco Corp.                               2,100        140,112        133,875
  Chevron Corp.                             4,200        203,766        203,175
  Mobil Corp.                               2,100        204,422        200,025
  Panhandle Eastern Corp.                  10,500        253,051        262,500
  Repsol SA (ADR)                           2,000         66,370         63,250
  Royal Dutch Petroleum Co.                 1,100        137,477        131,175
  Ultramar Corp.                            4,300        114,126        101,587
  YPF Sociedad Anonima (ADR)                1,500         30,165         26,438
                                                       ---------      ---------
                                                       1,149,489      1,122,025
                                                       ---------      ---------
Paper & Forest Products(.6%)
  Georgia-Pacific Corp.                       600         47,968         54,000
  Scott Paper Co.                           1,600         71,570         74,200
  Willamette Industries, Inc.               1,200         61,175         82,500
                                                       ---------      ---------
                                                         180,713        210,700
                                                       ---------      ---------
Printing & Publishing(.2%)
  Gartner Group, Inc.                       2,300         65,262         65,262
                                                       ---------      ---------

Real Estate(.8%)
  Camden Property Trust                     4,800        102,142        105,000
  Health & Retirement Property Trust        6,300         95,388         96,862
  Meditrust Corp.                           3,100         96,289        101,912
                                                       ---------      ---------
                                                         293,819        303,774
                                                       ---------      ---------
Retail Trade(2.4%)
  American Stores Co.                       3,100         80,984         91,063
  CDW Computer Centers, Inc.                1,500         57,483         81,000
  Corporate Express, Inc.                   2,900         57,085         67,787
  Eckerd Corp.                              1,700         51,355         62,263
  General Nutrition Companies, Inc.         2,900         86,851        121,075
  Gymboree Corp.                            1,700         52,386         50,575
  Kroger Co.                                2,700         68,753         88,088
  Micro Warehouse, Inc.                       800         37,200         38,200
  Sears, Roebuck & Co.                      4,700        133,585        152,163
  Service Merchandise Co., Inc.             4,600         31,759         32,775
  Sunglass Hut International, Inc.          1,700         56,937         72,250
  Waban, Inc.                               2,500         46,958         47,188
                                                       ---------      ---------
                                                         761,336        904,427
                                                       ---------      ---------

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
LIFESPAN BALANCED ACCOUNT
SCHEDULE OF INVESTMENTS (Cont'd)
August 31, 1995 (Unaudited)

                                                                         Market
             Security                      Shares           Cost          Value
             --------                      ------           ----         ------
Technology(1.1%)
  Applied Materials, Inc.                     600        $37,375        $62,400
  Compaq Computer Corp.                     1,800         82,388         85,950
  Computer Associates International Inc.      800         51,258         55,600
  Electronics for Imaging, Inc.             1,800         97,374        101,700
  International Business Machines Corp.       900         84,707         93,037
                                                      ----------     ----------
                                                         353,102        398,687
                                                      ----------     ----------
Telcommunications(1.0%)
  Ascend Communications, Inc.               1,000         42,875         64,500
  Aspect Telecommunications Corp.           1,300         53,495         62,075
  Coherent Communication System Corp.       1,400         28,704         31,850
  Ericsson LM Tel. Co.(ADR)                 3,200         54,600         68,400
  LCI International, Inc.                   2,100         58,057         83,737
  Spectrian Corp.                           1,100         51,867         50,875
                                                      ----------     ----------
                                                         289,598        361,437
                                                      ----------     ----------
Telephone Utilities(1.7%)
  Ameritech Corp.                           5,100        230,449        261,375
  GTE Corp.                                 5,300        181,789        194,112
  NYNEX Corp.                               4,400        179,419        198,000
                                                      ----------     ----------
                                                         591,657        653,487
                                                      ----------     ----------
Transportation(.4%)
  Fritz Companies, Inc.                     1,300         66,229         92,625
  Wisconsin Central Transportation          1,000         61,350         59,500
                                                      ----------     ----------
                                                         127,579        152,125
                                                      ----------     ----------
Wholesale Trade(.1%)
  CellStar Corp.                            1,700         39,498         54,187
                                                      ----------     ----------

Total Common Stocks                                   14,132,842     15,735,354
                                                      ----------     ----------

FOREIGN COMMON STOCKS(11.5% OF NET ASSETS)

Auto & Auto Related(.5%)
  Autoliv AB (Sweden)                       1,000         48,006         60,439
  Michelin CGDE (France)                    1,000         46,204         43,402
  Shinmaywa Industries Ltd. (Japan)         3,000         28,532         24,854
  Valeo SA (France)                           706         42,246         33,706
                                                      ----------     ----------
                                                         164,988        162,401
                                                      ----------     ----------
Banking(1.0%)
  Banco Popular Espanol (Spain)               400         59,340         61,553
  Banco Santander SA (Spain)                1,500         58,030         61,354
  Bangkok Bank Company Ltd. (Thailand)      4,000         43,062         44,693
  Deutsche Bank AG (Germany)                1,000         50,268         46,269
  HSBC Holdings PLC (United Kingdom)        2,000         25,239         26,870
  Malayan Banking Berhad (Malaysia)         6,000         48,028         49,299
  Societe Generale Paris (France)             200         23,355         20,889
  Thai Farmers Bank Ltd. (Thailand)         4,500         42,841         43,815
                                                      ----------     ----------
                                                         350,163        354,742
                                                      ----------     ----------
Building Materials & Construction(.1%)
  Compagnie de Saint-Gobain                   250         33,060         31,759
  PT Indocement Tunggal Prakar (Indonesia)  7,000         28,144         24,862
                                                      ----------     ----------
                                                          61,204         56,621
                                                      ----------     ----------

Chemicals(.2%)
  Akzo Nobel (Netherlands)                    200         23,340         23,594
  Bayer AG (Germany)                          225         55,807         58,186
                                                      ----------     ----------
                                                          79,147         81,780
                                                      ----------     ----------
Computer Business Equipment & Services(.3%)
  Fujitsu Ltd. (Japan)                      9,000         96,487         97,576
  Getronics NV (Netherlands)                  600         27,165         25,722
                                                      ----------     ----------
                                                         123,652        123,298
                                                      ----------     ----------
Conglomerates(.7%)
  Canadian Pacific Ltd. (Canada)            2,000         33,412         33,507
  Hanson PLC (United Kingdom)              13,000         47,898         43,784
  Hutchison Whampoa Ltd. (Hong Kong)       10,000         44,980         48,185
  Mannesmann AG (Germany)                     195         56,689         61,550
  Renong Berhad (Malaysia)                 22,000         41,297         42,501
  Viag AG (Germany)                           120         47,149         46,201
                                                      ----------     ----------
                                                         271,425        275,728
                                                      ----------     ----------

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
LIFESPAN BALANCED ACCOUNT
SCHEDULE OF INVESTMENTS (Cont'd)
August 31, 1995 (Unaudited)

                                                                         Market
             Security                      Shares           Cost          Value
             --------                      ------           ----         ------
Drugs & Cosmetics(1.3%)
  Astra AB (Sweden)                         1,800        $52,911        $59,699
  Ciba-Geigy AG (Switzerland)                 100         70,174         70,788
  PT Kalbe Farma (Indonesia)                6,000         28,248         24,752
  Sandoz AG (Switzerland)                     100         67,763         72,116
  Schering AG (Germany)                     1,000         68,742         72,913
  SmithKline Beecham (United Kingdom)       8,051         64,773         74,849
  SmithKline Bch/Bec Units
    (United Kingdom)                        5,027         38,508         44,024
  Zeneca Group PLC (Germany)                4,000         59,254         69,533
                                                         -------        -------
                                                         450,373        488,674
                                                         -------        -------
Electric Utilities(.3%)
  Powergen PLC (United Kingdom)             3,366         26,026         30,588
  VEBA AG (Germany)                         2,000         77,279         76,511
                                                         -------        -------
                                                         103,305        107,099
                                                         -------        -------
Electrical & Electronic Equipment(1.7%)
  BBC AG Brown Boveri & Cie. (Switzerland)     65         67,607         68,560
  Hitachi Ltd. (Japan)                      7,000         74,827         76,608
  Keyence Corp. (Japan)                       400         45,483         51,140
  Kyocera Corp. (Japan)                     1,000         75,913         88,371
  Matsushita Electric Industrial Co.
    Ltd. (Japan)                            4,000         67,996         62,596
  Philips Electronics NV (Netherlands)      2,000         80,364         89,754
  Pioneer Electronic Corp. (Japan)          1,000         21,612         19,127
  Sony Corp. (Japan)                        1,000         48,817         54,618
  Sumitomo Electric Industries
    Ltd. (Japan)                            6,000         79,781         77,938
  Toshiba Corp. (Japan)                     7,000         50,198         50,547
                                                         -------        -------
                                                         612,598        639,259
                                                         -------        -------
Financial Services(.4%)
  Compagnie Bancaire SA (France)              220         23,395         22,934
  International Nederlanden Groep NV        1,000         54,145         55,579
    (Netherlands)
  Itochu Corporation (Japan)                4,000         28,019         24,875
  Nichiei Co. Ltd. (Japan)                  1,000         69,474         57,891
                                                         -------        -------
                                                         175,033        161,279
                                                         -------        -------
Food & Beverages(.3%)
  Heineken NV (Netherlands)                   550         74,674         77,258
  Nestle SA (Switzerland)                      50         50,532         50,581
                                                         -------        -------
                                                         125,206        127,839
                                                         -------        -------
Insurance(.5%)
  AEGON NV (Netherlands)                    2,000         65,174         67,254
  Munich Reinsurance (Germany)                 25         51,152         50,426
  Skandia Foersaekrings AB (Sweden)         1,300         25,518         26,725
  Union des Assurances Federales SA
    (France)                                  400         43,070         40,509
                                                         -------        -------
                                                         184,914        184,914
                                                         -------        -------
Iron & Steel(.6%)
  Hitachi Metals Ltd. (Japan)               2,000         25,920         23,320
  Kawasaki Steel (Japan)                    6,000         25,374         20,558
  Nisshin Steel Co., Ltd. (Japan)          12,000         48,428         48,604
  Outokumpu Oy (Finland)                    2,425         43,288         45,216
  Rio Tinto-Zinc Corp. PLC
    (United Kingdom)                        4,000         51,448         54,291
  Sumitomo Metal Industries (Japan)         7,000         23,998         19,546
                                                         -------        -------
                                                         218,456        211,535
                                                         -------        -------
Leisure & Entertainment(.3%)
  Carlton Communications PLC
    (United Kingdom)                        3,300         50,416         53,267
  Television Broadcasts Ltd. (Hong Kong)    8,000         30,940         29,557
  TV Francaise (TF1) (France)                 400         39,611         40,588
                                                         -------        -------
                                                         120,967        123,412
                                                         -------        -------
Machinery & Equipment(.3%)
  Mabuchi Motor Co. (Japan)                   800         55,738         54,250
  NSK Limited (Japan)                       3,000         22,759         20,221
  SMC Corp. (Japan)                           400         23,542         24,261
                                                         -------        -------
                                                         102,039         98,732
                                                         -------        -------
Metals & Mining(.1%)
  Broken Hill Proprietary Co. Ltd.
    (Australia)                                85            972          1,233
  Poseidon Gold Ltd. (Australia)            7,400         15,183         14,409
  Western Mining Corp. Holdings Ltd.
    (Australia)                             2,000         11,491         13,443
                                                         -------        -------
                                                          27,646         29,085
                                                         -------        -------
Miscellaneous(.1%)
  SGS Societe Generale de Surveillance
    Holding SA (Switzerland)                   30         51,157         53,900
                                                         -------        -------

Office Equipment(.2%)
  Canon Inc. (Japan)                        4,000         68,170         72,415
                                                         -------        -------

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
LIFESPAN BALANCED ACCOUNT
SCHEDULE OF INVESTMENTS (Cont'd)
August 31, 1995 (Unaudited)

                                                                         Market
             Security                      Shares           Cost          Value
             --------                      ------           ----         ------
Oil & Gas(1.2%)
  Ampolex Ltd. (Australia)                 23,000        $64,747        $54,297
  British Gas Corp. (United Kingdom)        5,000         23,757         21,535
  British Petroleum Co. Ltd.
    (United Kingdom)                        6,000         44,154         44,979
  Compagnie Francaise de Petroleum
    Total (France)                          1,641        105,302         96,396
  Enterprise Oil PLC (United Kingdom)       7,500         50,032         43,070
  Hong Kong & China Gas Company Ltd.
    (Hong Kong)                            13,000         21,066         20,488
  Imperial Oil Ltd. (Canada)                1,100         40,429         39,520
  Lasmo PLC (United Kingdom)               16,000         44,537         43,955
  Saga Petroleum (Norway)                   4,000         59,943         50,183
  Societe Nationale Elf Aquitaine (France)    554         46,349         40,569
                                                       ---------      ---------
                                                         500,316        454,992
                                                       ---------      ---------
Paper & Forest Products(.2%)
  Metsa-Serla Oy (Finland)                    950         41,313         37,462
  Mo och Domsjo AB (Sweden)                   800         43,544         46,049
                                                       ---------      ---------
                                                          84,857         83,511
                                                       ---------      ---------
Printing & Publishing(.2%)
  De La Rue PLC (United Kingdom)            1,526         22,362         20,641
  Elsevier NV (Netherlands)                 2,200         25,371         27,826
  Wolters-Kluwer NV (Netherlands)             400         33,854         35,269
                                                       ---------      ---------
                                                          81,587         83,736
                                                       ---------      ---------
Retail Trade(.3%)
  Argyll Group PLC                          4,000         21,875         21,853
  Carrefour Supermarche SA (France)            90         46,489         50,246
  LVMH Louis Vuitton Moet-Hennessy (France)   270         53,383         48,587
                                                       ---------      ---------
                                                         121,747        120,686
                                                       ---------      ---------
Telecommunications(.4%)
  Nokia AB (Finland)                        1,200         51,834         83,153
  Telecom Italia S.p.A (Italy)             19,000         31,390         30,519
  Telecom Italia Mobile S.p.A (Italy)      19,000         22,591         28,005
                                                       ---------      ---------
                                                         105,815        141,677
                                                       ---------      ---------
Telephone Utilities(.2%)
  DDI Corporation (Japan)                       5         45,506         42,242
  Telefonica de Espana (Spain)              2,000         27,735         27,109
                                                       ---------      ---------
                                                          73,241         69,351
                                                       ---------      ---------
Tobacco(.1%)
  PT HM Sampoerna (Indonesia)               4,000         31,685         37,944
                                                       ---------      ---------

Total Foreign Common Stocks                            4,289,691      4,344,610
                                                       ---------      ---------

CONVERTIBLE PREFERRED STOCKS(.8% OF NET ASSETS)

Building Materials & Construction(.3%)
  Case Corp.                                1,100        105,350        106,150
                                                       ---------      ---------

Computer Business Equipment & Services(.2%)
  Storage Technology Corp.                  1,500         97,506         92,812
                                                       ---------      ---------

Energy Services(.3%)
  J. Ray McDermott, SA                      2,300        142,485        113,850
                                                       ---------      ---------

Total Convertible Preferred Stocks                       345,341        312,812
                                                       ---------      ---------

FOREIGN PREFERRED STOCKS(.8% OF NET ASSETS)

Auto & Auto Related (.1%)
  Fiat S.p.A.(Italy)                       13,500         35,936         30,450
                                                       ---------      ---------

Computer Business Equipment & Services(.2%)
  SAP AG (Germany)                            400         41,598         59,203
                                                       ---------      ---------

Conglomerates(.1%)
  RWE AG (Germany)                            185         50,545         50,186
                                                       ---------      ---------

Electric Utilities (.1%)
  CEMIG (Brazil)                        2,000,000         40,147         45,273
                                                       ---------      ---------

Financial Services(.1%)
  Banco Bradesco SA (Brazil)            4,600,000         39,949         44,315
                                                       ---------      ---------

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
LIFESPAN BALANCED ACCOUNT
SCHEDULE OF INVESTMENTS (Cont'd)
August 31, 1995 (Unaudited)

                                                                         Market
             Security                      Shares           Cost          Value
             --------                      ------           ----         ------
Telecommunications(.2%)
  Telecomunicacoes de Sao Paulo SA
    (Brazil)                              350,000        $43,574        $57,486
                                                         -------        -------

Total Foreign Preferred Stocks                           251,749        286,913
                                                         -------        -------


                                        Principal
CORPORATE BONDS(16.4% OF NET ASSETS)       Amount
                                        ---------
Apparel & Textiles(.2%)
  U.S. Leather, Inc.
    10.25%, 2003                         $100,000         87,715         86,500
                                                         -------        -------

Auto & Auto Related(.2%)
  Venture Holdings
     9.75%, 2004                          100,000         87,006         87,500
                                                         -------        -------

Banking(1.1%)
  BankAmerica Corp.
     6.00%, 1997                          200,000        199,713        198,812
  First USA Bank of Delaware
     5.35%, 1996                          100,000         98,981         95,296
  Shawmut National Corp.
     8.875%, 1996                         100,000        102,101        101,383
                                                         -------        -------
                                                         400,795        395,491
                                                         -------        -------
Chemicals(1.2%)
  Building Materials Corp. of America
     0.00%, 2004                          200,000        127,137        124,000
  Crain Industries, Inc.
    13.50%, 2005                           75,000         75,000         75,375
  G-I Holdings
     0.00%, 1998                          100,000         72,431         71,500
  Harris Chemical North America, Inc.
     0.00%, 2001                          100,000         95,562         89,000
  LaRoche Industries, Inc.
    13.00%, 2004                          100,000        103,000        105,000
                                                         -------        -------
                                                         473,130        464,875
                                                         -------        -------
Computer Business Equipment & Services(.2%)
  Unisys Corp.
     9.75%, 1996                           75,000         77,063         76,313
                                                         -------        -------

Drugs & Cosmetics(.8%)
  Revlon Consumer Products Corp.
     9.375%, 2001                         100,000         96,695         98,250
  Revlon Worldwide Corp.
     0.00%, 1998                           50,000         35,456         35,375
  Roche Holdings Inc.
     2.75%, 2000                          200,000        172,018        170,875
                                                         -------        -------
                                                         304,169        304,500
                                                         -------        -------
Financial Services(.7%)
  Chrysler Financial Corp.
     6.65%, 1997                           80,000         80,553         80,452
  General Motors Acceptance Corp.
     5.65%, 1997                          200,000        197,454        196,832
                                                         -------        -------
                                                         278,007        277,284
                                                         -------        -------
Health Services & Hospital Supplies(.3%)
  Integrated Health Services, Inc.
     9.625%, 2002                         100,000        100,000        102,250
                                                         -------        -------

Iron & Steel(.5%)
  Geneva Steel Co.
     9.50%, 2004                           50,000         42,597         37,500
  Republic Engineered Steels, Inc.
     9.875%, 2001                          50,000         47,161         46,500
  Wierton Steel Corp.
    10.75%, 2005                          100,000         98,519         93,000
                                                         -------        -------
                                                         188,277        177,000
                                                         -------        -------
Leasing(.2%)
  GPA Delaware, Inc.
     8.75%, 1998                          100,000         83,125         89,000
                                                         -------        -------

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
LIFESPAN BALANCED ACCOUNT
SCHEDULE OF INVESTMENTS (Cont'd)
August 31, 1995 (Unaudited)

                                        Principal                        Market
             Security                      Amount           Cost          Value
             --------                   ---------           ----         ------
Leisure & Entertainment (3.3%)
  Adelphia Communications Corp.
    12.50%, 2002                          $50,000        $49,757        $50,750
  Australis Media Ltd.
     0.00%, 2003                          150,000         78,608         86,250
  Bally Park Place Funding
     9.25%, 2004                          100,000         93,003         94,250
  Bell Cablemedia PLC
     0.00%, 2004                          150,000        100,932         97,125
  Comcast Corp.
     9.375%, 2005                         100,000         99,525        100,750
  Greate Bay Property Funding
    10.875%, 2004                          50,000         43,140         43,500
  GNF Corp.
    10.625%, 2003                         100,000         82,136         86,500
  Helicon Group Ltd.
     9.00%, 2003                           50,000         45,962         46,125
  Kloster Cruise Ltd.
    13.00%, 2003                           50,000         43,388         35,500
  New World Communications Corp.
     0.00%, 1999                          150,000        100,061         98,250
  Santa Fe Hotel
    11.00%, 2000                          100,000         98,556         89,000
  Selmer Company, Inc.
    11.00%, 2005                          100,000        100,000         96,000
  Sinclair Broadcast Group, Inc.
    10.00%, 2005                          100,000        100,000        100,750
  Trump Plaza Funding
    10.875%, 2001                         100,000         87,537         92,000
  Trump Taj Mahal
     0.00%, 1999                          100,000         76,873         84,500
  United International Holdings, Inc.
     0.00%, 1999                           50,000         30,186         30,250
                                                       ---------      ---------
                                                       1,229,664      1,231,500
                                                       ---------      ---------
Machinery & Equipment(.3%)
  Specialty Equipment Companies, Inc.
    11.375%, 2003                         100,000        101,000        105,000
                                                       ---------      ---------

Manufacturing(1.4%)
  American Standard, Inc.
     0.00%, 2005                          100,000         78,839         77,250
  Day International Group, Inc.
    11.125%, 2005                         100,000        100,000        105,250
  Huntsman Corp.
    10.625%, 2001                         100,000        106,125        106,000
  Interlake Corp.
    12.125%, 2002                         100,000        102,000         99,000
  International Wire Group, Inc.
    11.75%, 2005                          100,000        100,000        100,250
  Jordan Industries, Inc.
    10.375%, 2003                          50,000         47,560         46,375
                                                       ---------      ---------
                                                         534,524        534,125
                                                       ---------      ---------
Oil & Gas(.5%)
  Maxus Energy Corp.
     9.875%, 2002                         100,000         94,166         96,750
  Mesa Capital CP
     0.00%, 1998                          100,000         97,839         91,500
                                                       ---------      ---------
                                                         192,005        188,250
                                                       ---------      ---------
Paper & Forest Products(1.7%)
  Crown Packaging Holdings Ltd.
     0.00%, 2003                          200,000        102,772         95,000
  Doman Industries Ltd.
     8.75%, 2004                          100,000         96,087         95,750
  Gaylord Container Corp.
     0.00%, 2005                          100,000        101,210         99,500
  Grupo Industrial Durango
    12.00%, 2001                           75,000         59,034         66,465
  Indah Kiat Pulp & Paper Corp.
    11.875%, 2002                         100,000        102,000        102,000
  Malette, Inc.
    12.25%, 2004                          100,000        108,250        111,000

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
LIFESPAN BALANCED ACCOUNT
SCHEDULE OF INVESTMENTS (Cont'd)
August 31, 1995 (Unaudited)

                                        Principal                        Market
             Security                      Amount           Cost          Value
             --------                   ---------           ----         ------
  Stone Container Corp.
     9.875%, 2001                         $50,000        $49,939        $49,562
                                                       ---------      ---------
                                                         619,292        619,277
                                                       ---------      ---------
Printing & Publishing(.1%)
  Marvel III Holdings Inc.
     9.125%, 1998                          50,000         46,055         45,750
                                                       ---------      ---------

Retail Trade(2.2%)
  Cole National Corp.
    11.25%, 2001                           50,000         48,550         49,500
  Dairy Mart Convenience Stores, Inc.
    10.25%, 2004                          100,000         83,550         85,500
  Duane Reade Corp.
    12.00%, 2002                          100,000         90,360         88,250
  Farm Fresh, Inc.
    12.25%, 2000                          100,000         97,360         95,000
  Hills Stores Co.
    10.25%, 2003                          100,000         98,901         92,000
  Pathmark Stores, Inc.
     0.00%, 2003                          200,000        122,783        131,500
  Penn Traffic Co.
     9.625%, 2005                         100,000         95,829         82,250
  Ralph's Grocery Co.
    11.00%, 2005                          100,000        100,000         94,000
  Waban, Inc.
    11.00%, 2004                          100,000        103,500        102,000
                                                       ---------      ---------
                                                         840,833        820,000
                                                       ---------      ---------
Technology(.1%)
  Monarch Acquisition
    12.50%, 2003                           50,000         50,000         51,000
                                                       ---------      ---------

Telecommunications(1.1%)
  Centennial Cellular Corp.
    10.125%, 2005                         100,000         99,632         99,000
  Intermedia Communications of
    Florida, Inc.
    13.50%, 2005                          100,000        100,000        104,750
  MFS Communications Company, Inc.
     0.00%, 2004                          150,000        107,583        111,750
  Nextel Communications, Inc.
     0.00%, 2004                          200,000        110,713         97,000
                                                       ---------      ---------
                                                         417,928        412,500
                                                       ---------      ---------
Transportation(.3%)
  Federal Express Corp.
     6.25%, 1998                          100,000         99,728         99,226
                                                       ---------      ---------

Total Corporate Bonds                                  6,210,316      6,167,341
                                                       ---------      ---------

U.S. GOVERNMENT & AGENCY LONG-TERM OBLIGATIONS (20.6% OF NET ASSETS)

U.S. Treasury Bond
   8.125%, 2019                           920,000        985,550      1,063,750
U.S. Treasury Notes
   7.375%, 1997                         2,000,000      2,031,094      2,059,380
   5.125%, 1998                         3,150,000      3,032,828      3,089,649
   7.75%, 1999                            230,000        242,039        244,446
   7.25%, 2004                          1,220,000      1,244,513      1,294,530
                                                       ---------      ---------

Total U.S. Government & Agency
  Long-Term Obligation                                 7,536,024      7,751,755
                                                       ---------      ---------

FOREIGN GOVERNMENT BONDS(.5% OF NET ASSETS)

Province of Ontario
   8.25%, 1996                            200,000        203,558        202,468
                                                       ---------      ---------

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
LIFESPAN BALANCED ACCOUNT
SCHEDULE OF INVESTMENTS (Cont'd)
August 31, 1995 (Unaudited)

                                        Principal                        Market
             Security                      Amount           Cost          Value
             --------                   ---------           ----         ------

FOREIGN CURRENCY (.1% OF NET ASSETS)

Canadian Dollar                              $443           $342           $344
Deutsche Mark                               6,272          4,490          4,274
Finnish Markka                              9,583          2,198          2,184
French Franc                               15,122          3,156          2,997
Hong Kong Dollar                           15,262          1,973          1,971
Indonesian Rupiah                         340,001            150            150
Italian Lira                              898,170            565            553
Netherlands Guilder                         2,417          1,492          1,470
Norwegian Krone                             6,800          1,080          1,060
Pound Sterling                                881          1,392          1,367
Spanish Pesta                             195,483          1,635          1,559
Swedish Krona                              10,923          1,503          1,497
Swiss Franc                                 2,607          2,255          2,163
Thailand Baht                               9,720            388            388
                                                     -----------    -----------

Total Foreign Currency                                    22,619         21,977
                                                     -----------    -----------

REPURCHASE AGREEMENTS(3.6% OF NET ASSETS)

State Street Bank & Trust Co.
   5.00%, due 9/1/95                    1,372,000      1,372,000      1,372,000
                                                     -----------    -----------


TIME DEPOSITS(1.3% OF NET ASSETS)

State Street Bank & Trust Co.             484,000        484,000        484,000
  3.25%, due 9/1/95
                                                     -----------    -----------

TOTAL INVESTMENTS                                    $34,848,140    $36,679,230
                                                     -----------    -----------

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
LIFESPAN CAPITAL APPRECIATION ACCOUNT
SCHEDULE OF INVESTMENTS
August 31, 1995 (Unaudited)

                                                                                          Market
                      Security                              Shares           Cost          Value
                      --------                              ------           ----         ------
COMMON STOCKS(57.2% OF NET ASSETS)

Aerospace(2.9%)
  General Dynamics Corp.                                     4,300       $198,415       $226,288
  General Motors Corp. Class H                               1,500         60,215         59,812
  Lockheed Martin Corp.                                      3,200        184,765        194,800
  Loral Corp.                                                2,200        103,235        120,450
  McDonnell Douglas Corp.                                    1,300         80,958        104,325
  Rockwell International Corp.                               2,900        126,692        129,775
                                                                         --------       --------
                                                                          754,280        835,450
                                                                         --------       --------
Airlines(.8%)
  AMR Corp.                                                  1,100         74,676         77,550
  Delta Air Lines, Inc.                                      1,300         85,166         96,688
  Northwest Airlines Corp.                                   1,700         50,400         61,412
                                                                         --------       --------
                                                                          210,242        235,650
                                                                         --------       --------
Apparel & Textiles(.8%)
  Nautica Enterprises, Inc.                                  1,900         57,439         60,087
  St. John Knits, Inc.                                       1,100         40,064         48,675
  Tommy Hilfiger Corp.                                       4,100         98,958        137,350
                                                                         --------       --------
                                                                          196,461        246,112
                                                                         --------       --------
Auto & Auto Related (.3%)
  Discount Auto Parts, Inc.                                  2,800         74,088         91,350
                                                                         --------       --------

Banking(2.7%)
  Ahmanson (H.F.) & Co.                                      2,300         56,226         54,625
  Bank of Boston Corp.                                       3,300        137,892        145,200
  Chase Manhattan Corp.                                      3,400        152,769        195,500
  Morgan (J.P.) & Company, Inc.                              3,100        215,831        225,913
  Wells Fargo & Co.                                            900        149,138        167,737
                                                                         --------       --------
                                                                          711,856        788,975
                                                                         --------       --------
Building Materials & Construction(.5%)
  Case Corp.                                                 1,900         64,875         71,725
  USG Corp.                                                  2,200         54,398         59,675
                                                                         --------       --------
                                                                          119,273        131,400
                                                                         --------       --------
Business Equipment & Services(.6%)
  Medic Computer Systems, Inc.                               2,000         85,426         88,000
  New England Business Service, Inc.                         4,700         85,371         91,650
                                                                         --------       --------
                                                                          170,797        179,650
                                                                         --------       --------
Chemicals(2.2%)
  FMC Corp.                                                    700         43,210         53,900
  Goodrich (B.F.) Company                                    2,400        143,355        142,800
  Grace (W.R.) & Co.                                         3,600        192,942        239,850
  Monsanto Co.                                               2,200        182,886        208,725
                                                                         --------       --------
                                                                          562,393        645,275
                                                                         --------       --------
Commercial Services(1.0%)
  Alternative Resources Corp.                                1,500         36,715         44,625
  Cambridge Technology Partners, Inc.                        2,200         73,625         86,350
  Corrections Corporation of America                         2,500         87,713        112,500
  Sylvan Learning Systems, Inc.                              1,900         56,002         54,150
                                                                         --------       --------
                                                                          254,055        297,625
                                                                         --------       --------
Computer Business Equipment & Services(4.4%)
  Acxiom Corporation                                         4,900        118,556        131,688
  ALANTEC Corp.                                              1,900         71,188         76,000
  Avid Technology, Inc.                                      1,100         42,710         43,725
  Cognex Corp.                                               2,600         83,400        129,675
  Davidson and Associates, Inc.                              1,600         76,981         82,400
  Epic Design Technology, Inc.                                 500         21,604         21,562
  Global Village Communication                               3,600         61,273         56,250
  Hyperion Software Corp.                                    1,700         65,249         79,050
  Inso Corp.                                                   600         41,034         37,575
  McAfee Associates, Inc.                                    2,500         78,268        109,687
  National Data Corp.                                        2,800         57,058         72,100
  Optical Data Systems, Inc.                                 1,900         44,200         62,225
  Seagate Technology, Inc.                                     800         39,206         35,400
  Sierra Semiconductor                                         800         37,828         39,500

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
LIFESPAN CAPITAL APPRECIATION ACCOUNT
SCHEDULE OF INVESTMENTS (Cont'd)
August 31, 1995 (Unaudited)

                                                                                          Market
                      Security                              Shares           Cost          Value
                      --------                              ------           ----         ------
  Storage Technology Corp.                                   2,000        $54,934        $54,750
  StorMedia, Inc.                                            1,500         64,432         62,250
  Wonderware Corp.                                           2,700         96,224         93,150
  Zebra Technologies Corp.                                   1,600         94,286         93,200
                                                                        ---------      ---------
                                                                        1,148,431      1,280,187
                                                                        ---------      ---------
Conglomerates(1.1%)
  AlliedSignal Inc.                                          1,100         43,261         48,813
  Hanson PLC                                                 7,400        136,608        126,725
  Jardine Matheson Holdings Ltd.                             3,800         30,419         27,360
  Textron, Inc.                                              1,700         99,168        116,450
                                                                        ---------      ---------
                                                                          309,456        319,348
                                                                        ---------      ---------
Drugs & Cosmetics(1.4%)
  American Home Products Corp.                               2,000        154,232        154,000
  Bristol-Myers Squibb Co.                                   1,600        109,898        109,800
  Watson Pharmaceuticals, Inc.                               3,262        106,210        134,965
                                                                        ---------      ---------
                                                                          370,340        398,765
                                                                        ---------      ---------
Electrical & Electronic Equipment(4.2%)
  Allen Group, Inc.                                          2,100         67,457         68,513
  Cidco, Inc.                                                1,500         49,173         52,500
  Credence Systems Corp.                                       950         23,267         33,487
  GaSonics International                                     3,000         75,669        104,250
  Integrated Silicon Solution, Inc.                          2,300         95,681        114,425
  Kemet Corp.                                                2,000         88,623        114,000
  Mattson Technology, Inc.                                   1,400         70,674         71,750
  Micron Technology Inc.                                     1,100         45,879         84,563
  Philips Electronics NV                                     1,400         61,750         63,000
  Photronics, Inc.                                             500         12,237         17,492
  S3, Inc.                                                   2,400         65,441         94,200
  Sanmina Corp.                                              1,500         70,279         68,250
  Silicon Valley Group, Inc.                                 2,300         77,929         98,900
  Tyco International Ltd.                                    1,000         57,218         59,125
  Ultratech Stepper, Inc.                                    3,000         97,807        118,500
  Vicor Corp.                                                1,200         47,842         56,400
                                                                        ---------      ---------
                                                                        1,006,926      1,219,355
                                                                        ---------      ---------
Electric Utilities(3.4%)
  Entergy Corp.                                              7,800        192,176        187,200
  FPL Group, Inc.                                            5,400        199,676        209,925
  Illinova Corp.                                             5,200        120,510        130,650
  Kansas City Power & Light Co.                              5,000        115,330        111,875
  Unicom Corp.                                               7,600        201,507        213,750
  Western Resources, Inc.                                    3,900        119,437        117,975
                                                                        ---------      ---------
                                                                          948,636        971,375
                                                                        ---------      ---------

Environmental Control(.5%)
  United Waste Systems, Inc.                                 3,500        119,116        135,625
                                                                        ---------      ---------

Financial Services(.1%)
  National Auto Credit, Inc.                                 1,500         17,837         21,750
                                                                        ---------      ---------

Food & Beverages(1.3%)
  Apple South, Inc.                                          2,800         61,475         68,600
  Boston Chicken, Inc.                                       3,200         67,564         76,800
  Dole Food Co., Inc.                                          800         26,959         26,200
  Doubletree Corp.                                           2,100         50,900         40,425
  Landry's Seafood Restaurants, Inc.                         3,300         62,557         58,162
  Papa John's International, Inc.                            1,600         55,657         64,000
  Ralcorp Holdings, Inc.                                     2,100         48,067         47,513
                                                                        ---------      ---------
                                                                          373,179        381,700
                                                                        ---------      ---------
Health Services & Hospital Supplies(3.4%)
  Baxter International Inc.                                  7,200        248,508        280,800
  Columbia Healthcare Corp.                                  1,800         76,352         84,600
  Community Health Systems, Inc.                             2,500         86,554         96,250
  Express Scripts, Inc.                                      2,000         64,766         74,000
  Gulf South Medical Supply, Inc.                            2,100         46,416         59,325
  Idexx Laboritories, Inc.                                   2,800         79,444         94,850

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
LIFESPAN CAPITAL APPRECIATION ACCOUNT
SCHEDULE OF INVESTMENTS (Cont'd)
August 31, 1995 (Unaudited)

                                                                                          Market
                      Security                              Shares           Cost          Value
                      --------                              ------           ----         ------
  Omnicare, Inc.                                             3,000        $96,655        $99,750
  PhyCor, Inc.                                               2,000         73,832         83,500
  Physician Sales & Service, Inc.                            1,400         61,084         63,700
  TheraTx, Inc.                                              2,400         35,199         31,800
                                                                        ---------      ---------
                                                                          868,810        968,575
                                                                        ---------      ---------
Insurance(3.8%)
  Aetna Life & Casualty Co.                                  3,500        205,621        238,875
  Allstate Corp.                                             4,214        126,671        142,749
  American General Corp.                                     2,800         92,378         98,700
  Compdent Corp.                                             2,000         47,551         54,500
  Hartford Steam Boiler Inspection & Insurance Co.           2,400        108,718        111,300
  Healthsource, Inc.                                         1,900         73,124         76,000
  St. Paul Companies Inc.                                    3,200        154,912        173,600
  TIG Holdings, Inc.                                         2,300         52,233         58,938
  Travelers Group                                            2,800        115,920        134,400
                                                                        ---------      ---------
                                                                          977,128      1,089,062
                                                                        ---------      ---------
Iron & Steel(1.6%)
  British Steel PLC                                          5,600        163,105        156,800
  Carpenter Technology Corp.                                 1,600         96,714        122,000
  UNR Industries Inc.                                       25,000        156,250        196,875
                                                                        ---------      ---------
                                                                          416,069        475,675
                                                                        ---------      ---------
Leisure & Entertainment(1.0%)
  Clear Channel Communications, Inc.                         1,500         84,278        111,937
  Mattel, Inc.                                               1,900         45,258         55,100
  Regal Cinemas, Inc.                                        2,400         67,892         81,600
  Station Casinos, Inc.                                      2,000         33,444         38,750
                                                                        ---------      ---------
                                                                          230,872        287,387
                                                                        ---------      ---------
Machinery & Equipment(1.1%)
  AGCO Corp.                                                 1,400         72,856         68,075
  Electroglas, Inc.                                          1,600         87,002        120,800
  Mark IV Industries, Inc.                                   2,200         40,066         48,950
  Parker-Hannifin Corp.                                      1,800         62,635         71,325
                                                                        ---------      ---------
                                                                          262,559        309,150
                                                                        ---------      ---------
Manufacturing(1.4%)
  Black & Decker Corp.                                       1,700         50,910         55,038
  FSI International, Inc.                                    3,300         75,075        116,325
  Helix Technology Corp.                                     1,600         61,580         81,450
  Integrated Process Equipment Corp.                         1,700         78,510         61,412
  Lydall, Inc.                                               4,400         84,202        105,050
                                                                        ---------      ---------
                                                                          350,277        419,275
                                                                        ---------      ---------
Metals & Mining(.6%)
  IMC Global Inc.                                            1,300         66,118         82,225
  Potash Corporation of Saskatchewan Inc.                    1,400         74,244         79,625
                                                                        ---------      ---------
                                                                          140,362        161,850
                                                                        ---------      ---------
Miscellaneous(.3%)
  Premark International, Inc.                                1,700         82,154         89,038

                                                                        ---------      ---------
Office Equipment(.5%)
  Xerox Corp.                                                1,100        135,962        132,825
                                                                        ---------      ---------

Oil & Gas(3.9%)
  Amoco Corp.                                                2,100        140,112        133,875
  Chevron Corp.                                              4,200        203,766        203,175
  Mobil Corp.                                                2,100        204,422        200,025
  Panhandle Eastern Corp.                                   10,500        253,051        262,500
  Repsol SA (ADR)                                            2,000         66,370         63,250
  Royal Dutch Petroleum Co.                                  1,100        137,477        131,175
  Ultramar Corp.                                             4,300        114,126        101,588
  YPF Sociedad Anonima (ADR)                                 1,500         30,165         26,438
                                                                        ---------      ---------
                                                                        1,149,489      1,122,026
                                                                        ---------      ---------
Paper & Forest Products(.7%)
  Georgia-Pacific Corp.                                        600         47,968         54,000
  Scott Paper Co.                                            1,600         71,570         74,200
  Willamette Industries, Inc.                                1,200         61,175         82,500
                                                                        ---------      ---------
                                                                          180,713        210,700
                                                                        ---------      ---------

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
LIFESPAN CAPITAL APPRECIATION ACCOUNT
SCHEDULE OF INVESTMENTS (Cont'd)
August 31, 1995 (Unaudited)

                                                                                          Market
                      Security                              Shares           Cost          Value
                      --------                              ------           ----         ------
Printing & Publishing(.2%)
  Gartner Group, Inc.                                        2,300        $65,263        $65,263
                                                                       ----------     ----------
Real Estate(1.1%)
  Camden Property Trust                                      4,800        102,142        105,000
  Health & Retirement Property Trust                         6,300         95,388         96,862
  Meditrust Corp.                                            3,100         96,289        101,912
                                                                       ----------     ----------
                                                                          293,819        303,774
                                                                       ----------     ----------
Retail Trade(3.4%)
  American Stores Co.                                        3,100         80,984         91,063
  CDW Computer Centers, Inc.                                 1,700         64,991         91,800
  Corporate Express, Inc.                                    3,600         70,231         84,150
  Eckerd Corp.                                               1,700         51,355         62,263
  General Nutrition Companies, Inc.                          3,000         89,593        125,250
  Gymboree Corp.                                             2,000         62,399         59,500
  Kroger Co.                                                 2,700         68,753         88,088
  Micro Warehouse, Inc.                                      1,100         50,203         52,525
  Sears, Roebuck & Co.                                       4,700        133,585        152,162
  Service Merchandise Co., Inc.                              4,600         31,759         32,775
  Sunglass Hut International, Inc.                           2,000         65,847         85,000
  Waban, Inc.                                                2,500         46,958         47,188
                                                                       ----------     ----------
                                                                          816,658        971,764
                                                                       ----------     ----------
Technology(1.5%)
  Applied Materials, Inc.                                      600         37,375         62,400
  Compaq Computer Corp.                                      1,800         82,388         85,950
  Computer Associates International, Inc.                      800         51,258         55,600
  Electronics for Imaging, Inc.                              2,200        119,274        124,300
  International Business Machine Corp.                         900         84,707         93,037
                                                                       ----------     ----------
                                                                          375,002        421,287
                                                                       ----------     ----------
Telcommunications(1.4%)
  Ascend Communications, Inc.                                1,000         42,875         64,500
  Aspect Telecommunications Corp.                            1,600         66,446         76,400
  Coherent Communications Systems Corp.                      1,900         39,837         43,225
  Ericsson LM Tel. Co.(Spons. ADR)                           3,200         54,600         68,400
  LCI International, Inc.                                    2,100         58,056         83,737
  Spectrian Corp.                                            1,500         70,381         69,375
                                                                       ----------     ----------
                                                                          332,195        405,637
                                                                       ----------     ----------
Telephone Utilities(2.3%)
  Ameritech Corp.                                            5,100        230,449        261,375
  GTE Corp.                                                  5,300        181,789        194,112
  NYNEX Corp.                                                4,400        179,419        198,000
                                                                       ----------     ----------
                                                                          591,657        653,487
                                                                       ----------     ----------
Transportation(.6%)
  Fritz Companies, Inc.                                      1,500         76,903        106,875
  Wisconsin Central Transportation                           1,200         73,550         71,400
                                                                       ----------     ----------
                                                                          150,453        178,275
                                                                       ----------     ----------
Wholesale Trade(.2%)
  CellStar Corp.                                             1,700         39,498         54,187
                                                                       ----------     ----------

Total Common Stocks                                                    14,806,306     16,498,829
                                                                       ----------     ----------

FOREIGN COMMON STOCKS(15.0% OF NET ASSETS)

Auto & Auto Related(.6%)
  Autoliv AB (Sweden)                                        1,000         48,006         60,439
  Michelin CGDE (France)                                     1,000         46,204         43,402
  Shinmaywa Industries Ltd. (Japan)                          3,000         28,532         24,854
  Valeo SA (France)                                            706         42,246         33,706
                                                                       ----------     ----------
                                                                          164,988        162,401
                                                                       ----------     ----------
Banking(1.2%)
  Banco Popular Espanol (Spain)                                400         59,340         61,553
  Banco Santander SA (Spain)                                 1,500         58,030         61,354
  Bangkok Bank Company Ltd. (Thailand)                       4,000         43,062         44,693
  Deutsche Bank AG (Germany)                                 1,000         50,268         46,269

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
LIFESPAN CAPITAL APPRECIATION ACCOUNT
SCHEDULE OF INVESTMENTS (Cont'd)
August 31, 1995 (Unaudited)

                                                                                          Market
                      Security                              Shares           Cost          Value
                      --------                              ------           ----         ------
  HSBC Holdings PLC (United Kingdom)                         2,000        $25,239        $26,870
  Malayan Banking Berhad (Malaysia)                          6,000         48,028         49,299
  Societe Generale Paris (France)                              200         23,355         20,889
  Thai Farmers Bank Ltd. (Thailand)                          4,500         42,841         43,815
                                                                          -------        -------
                                                                          350,163        354,742
                                                                          -------        -------
Building Materials & Construction(.2%)
  Compagnie de Saint Gobain (France)                           250         33,060         31,759
  PT Indocement Tunggal Prakar (Indonesia)                   7,000         28,144         24,862
                                                                          -------        -------
                                                                           61,204         56,621
                                                                          -------        -------
Chemicals(.3%)
  Akzo Nobel (Netherlands)                                     200         23,340         23,594
  Bayer AG (Germany)                                           225         55,807         58,186
                                                                          -------        -------
                                                                           79,147         81,780
                                                                          -------        -------
Computer Business Equipment & Services(.4%)
  Fujitsu Ltd. (Japan)                                       9,000         96,487         97,576
  Getronics NV (Netherlands)                                   600         27,165         25,722
                                                                          -------        -------
                                                                          123,652        123,298
                                                                          -------        -------
Conglomerates(1.0%)
  Canadian Pacific Ltd. (Canada)                             2,000         33,412         33,507
  Hanson PLC (United Kingdom)                               13,000         47,898         43,784
  Hutchison Whampoa Ltd. (Hong Kong)                        10,000         44,980         48,185
  Mannesmann AG (Germany)                                      195         56,689         61,550
  Renong Berhad (Malaysia)                                  22,000         41,297         42,501
  Viag AG (Germany)                                            120         47,149         46,201
                                                                          -------        -------
                                                                          271,425        275,728
                                                                          -------        -------
Drugs & Cosmetics(1.7%)
  Astra AB (Sweden)                                          1,800         52,911         59,699
  Ciba-Geigy AG (Switzerland)                                  100         70,174         70,788
  PT Kalbe Farma (Indonesia)                                 6,000         28,248         24,752
  Sandoz AG (Switzerland)                                      100         67,763         72,116
  Schering AG (Germany)                                      1,000         68,742         72,913
  SmithKline Beecham (United Kingdom)                        8,051         64,773         74,849
  SmithKline Bch/Bec Units (United Kingdom)                  5,027         38,508         44,024
  Zeneca Group PLC (Germany)                                 4,000         59,254         69,533
                                                                          -------        -------
                                                                          450,373        488,674
                                                                          -------        -------
Electric Utilities(.4%)
  Powergen PLC (United Kingdom)                              3,366         26,026         30,588
  VEBA AG (Germany)                                          2,000         77,279         76,511
                                                                          -------        -------
                                                                          103,305        107,099
                                                                          -------        -------
Electrical & Electronic Equipment(2.2%)
  BBC AG Brown Boveri & Cie. (Switzerland)                      65         67,607         68,560
  Hitachi Ltd. (Japan)                                       7,000         74,827         76,608
  Keyence Corp. (Japan)                                        400         45,483         51,140
  Kyocera Corp. (Japan)                                      1,000         75,913         88,371
  Matsushita Electric Industrial Co. Ltd. (Japan)            4,000         67,996         62,596
  Philips Electronics NV (Netherlands)                       2,000         80,364         89,754
  Pioneer Electronic Corp. (Japan)                           1,000         21,612         19,127
  Sony Corp. (Japan)                                         1,000         48,817         54,618
  Sumitomo Electric Industries Ltd. (Japan)                  6,000         79,781         77,938
  Toshiba Corp. (Japan)                                      7,000         50,198         50,547
                                                                          -------        -------
                                                                          612,598        639,259
                                                                          -------        -------
Financial Services(.6%)
  Compagnie Bancaire SA (France)                               220         23,395         22,934
 International Nederlanden Groep NV (Netherlands)            1,000         54,145         55,579
  Itochu Corporation (Japan)                                 4,000         28,019         24,875
  Nichiei Co. Ltd. (Japan)                                   1,000         69,474         57,891
                                                                          -------        -------
                                                                          175,033        161,279
                                                                          -------        -------
Food & Beverages(.4%)
  Heineken NV (Netherlands)                                    550         74,674         77,258
  Nestle SA (Switzerland)                                       50         50,532         50,581
                                                                          -------        -------
                                                                          125,206        127,839
                                                                          -------        -------
Insurance(.6%)
  AEGON N.V. (Netherlands)                                   2,000         65,174         67,254
  Munich Reinsurance (Germany)                                  25         51,152         50,426
  Skandia Foersaekrings AB (Sweden)                          1,300         25,518         26,725

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
LIFESPAN CAPITAL APPRECIATION ACCOUNT
SCHEDULE OF INVESTMENTS (Cont'd)
August 31, 1995 (Unaudited)

                                                                                          Market
                      Security                              Shares           Cost          Value
                      --------                              ------           ----         ------
  Union des Assurances Federales SA (France)                   400        $43,070        $40,509
                                                                          -------        -------
                                                                          184,914        184,914
                                                                          -------        -------
Iron &Steel(.7%)
  Hitachi Metals Ltd. (Japan)                                2,000         25,920         23,320
  Kawasaki Steel (Japan)                                     6,000         25,374         20,558
  Nisshin Steel Co. Ltd. (Japan)                            12,000         48,428         48,604
  Outokumpu Oy (Finland)                                     2,425         43,288         45,216
  Rio Tinto-Zinc Corp. PLC (United Kingdom)                  4,000         51,448         54,291
  Sumitomo Metal Industries (Japan)                          7,000         23,998         19,546
                                                                          -------        -------
                                                                          218,456        211,535
                                                                          -------        -------
Leisure & Entertainment(.4%)
  Carlton Communications PLC (United Kingdom)                3,300         50,416         53,267
  Television Broadcasts Ltd. (Hong Kong)                     8,000         30,940         29,557
  TV Francaise (TF1) (France)                                  400         39,611         40,588
                                                                          -------        -------
                                                                          120,967        123,412
                                                                          -------        -------
Machinery & Equipment(.3%)
  Mabuchi Motor Co. (Japan)                                    800         55,738         54,250
  NSK Limited (Japan)                                        3,000         22,759         20,221
  SMC Corp. (Japan)                                            400         23,542         24,261
                                                                          -------        -------
                                                                          102,039         98,732
                                                                          -------        -------
Metals & Mining(.1%)
  Broken Hill Proprietary Co. Ltd. (Australia)                  85            972          1,233
  Poseidon Gold Ltd. (Australia)                             7,400         15,183         14,409
  Western Mining Corp. Holdings Ltd. (Australia)             2,000         11,491         13,443
                                                                          -------        -------
                                                                           27,646         29,085
                                                                          -------        -------
Miscellaneous(.2%)
  SGS Societe Generale de Surveillance
    Holding SA (Switzerland)                                    30         51,157         53,900
                                                                          -------        -------

Office Equipment(.3%)
  Canon Inc. (Japan)                                         4,000         68,170         72,415
                                                                          -------        -------

Oil & Gas(1.6%)
  Ampolex Ltd. (Australia)                                  23,000         64,747         54,297
  British Gas Corp. (United Kingdom)                         5,000         23,757         21,535
  British Petroleum Co. Ltd. (United Kingdom)                6,000         44,154         44,979
  Compagnie Francaise de Petroleum Total (France)            1,641        105,302         96,396
  Enterprise Oil PLC (United Kingdom)                        7,500         50,032         43,070
  Hong Kong & China Gas Company Ltd. (Hong Kong)            13,000         21,066         20,488
  Imperial Oil Ltd. (Canada)                                 1,100         40,429         39,520
  Lasmo PLC (United Kingdom)                                16,000         44,537         43,955
  Saga Petroleum (Norway)                                    4,000         59,943         50,183
  Societe Nationale Elf Aquitaine (France)                     554         46,349         40,569
                                                                          -------        -------
                                                                          500,316        454,992
                                                                          -------        -------
Paper & Forest Products(.3%)
  Metsa-Serla Oy (Finland)                                     950         41,313         37,462
  Mo och Domsjo AB (Sweden)                                    800         43,544         46,049
                                                                          -------        -------
                                                                           84,857         83,511
                                                                          -------        -------
Printing & Publishing(.3%)
  De La Rue PLC (United Kingdom)                             1,526         22,362         20,641
  Elsevier NV (Netherlands)                                  2,200         25,371         27,826
  Wolters-Kluwer NV (Netherlands)                              400         33,854         35,269
                                                                          -------        -------
                                                                           81,587         83,736
                                                                          -------        -------
Retail Trade(.4%)
  Argyll Group PLC (United Kingdom)                          4,000         21,875         21,853
  Carrefour Supermarche SA (France)                             90         46,489         50,246
  LVMH Louis Vuitton Moet-Hennessy (France)                    270         53,383         48,587
                                                                          -------        -------
                                                                          121,747        120,686
                                                                          -------        -------
Telecommunications(.5%)
  Nokia AB (Finland)                                         1,200         51,834         83,153
  Telecom Italia S.p.A (Italy)                              19,000         31,390         30,519
  Telecom Italia Mobile S.p.A (Italy)                       19,000         22,591         28,005
                                                                          -------        -------
                                                                          105,815        141,677
                                                                          -------        -------

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
LIFESPAN CAPITAL APPRECIATION ACCOUNT
SCHEDULE OF INVESTMENTS (Cont'd)
August 31, 1995 (Unaudited)

                                                                                          Market
                      Security                              Shares           Cost          Value
                      --------                              ------           ----         ------
Telephone Utilities(.2%)
  DDI Corporation(Japan)                                         5        $45,506        $42,242
  Telefonica de Espana (Spain)                               2,000         27,735         27,109
                                                                        ---------      ---------
                                                                           73,241         69,351
                                                                        ---------      ---------
Tobacco(.1%)
  PT HM Sampoerna (Indonesia)                                4,000         31,685         37,943
                                                                        ---------      ---------

Total Foreign Common Stocks                                             4,289,691      4,344,609
                                                                        ---------      ---------


CONVERTIBLE PREFERRED STOCKS(1.1% OF NET ASSETS)

Building Materials & Construction(.4%)
 Case Corp.                                                  1,100        105,350        106,150
                                                                        ---------      ---------

Computer Business Equipment & Services(.3%)
 Storage Technology Corp.                                    1,500         97,505         92,812
                                                                        ---------      ---------

Energy Services(.4%)
  J. Ray McDermott, SA                                       2,300        142,486        113,851
                                                                        ---------      ---------

Total Convertible Preferred Stocks                                        345,341        312,813
                                                                        ---------      ---------

FOREIGN PREFERRED STOCKS(1.0% OF NET ASSETS)

Auto & Auto Related (.1%)
  Fiat S.p.A.(Italy)                                        13,500         35,936         30,449
                                                                        ---------      ---------

Computer Business  Equipment & Services(.2%)
  SAP AG (Germany)                                             400         41,598         59,203
                                                                        ---------      ---------

Conglomerates(.2%)
  RWE AG (Germany)                                             185         50,545         50,186
                                                                        ---------      ---------

Electric Utilities (.2%)
  CEMIG (Brazil)                                         2,000,000         40,147         45,273
                                                                        ---------      ---------

Financial Services(.1%)
  Banco Bradesco SA (Brazil)                             4,600,000         39,949         44,315
                                                                        ---------      ---------

Telecommunications(.2%)
  Telecomunicacoes de Sao Paulo SA (Brazil)                350,000         43,573         57,486
                                                                        ---------      ---------

Total Foreign Preferred Stocks                                            251,748        286,912
                                                                        ---------      ---------


CORPORATE BONDS(8.9% OF NET ASSETS)                      Principal
                                                            Amount
                                                         ---------
Apparel & Textiles(.1%)
  U.S. Leather, Inc.
    10.25%, 2003                                           $50,000         43,858         43,250
                                                                        ---------      ---------

Auto & Auto Related(.1%)
  Venture Holdings
     9.75%, 2004                                            50,000         43,503         43,750
                                                                        ---------      ---------

Chemicals(.7%)
  Building Materials Corp. of America
     0.00%, 2004                                           100,000         63,568        $62,000
  Crain Industries, Inc.
     13.50%, 2005                                           25,000         25,000         25,125
  G-I Holdings
     0.00%, 1998                                            50,000         36,216         35,750
  Harris Chemical North America, Inc.
     0.00%, 2001                                            50,000         47,781         44,500

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
LIFESPAN CAPITAL APPRECIATION ACCOUNT
SCHEDULE OF INVESTMENTS (Cont'd)
August 31, 1995 (Unaudited)

                                                         Principal                        Market
                      Security                              Amount           Cost          Value
                      --------                           ---------           ----         ------
  LaRoche Industries, Inc.
     13.00%, 2004                                          $25,000        $25,750        $26,250
                                                                          -------        -------
                                                                          198,315        193,625
                                                                          -------        -------
Drugs & Cosmetics(.3%)
  Revlon Consumer Products Corp.
     9.375%, 2001                                           50,000         48,348         49,125
  Revlon Worldwide Corp.
     0.00%, 1998                                            50,000         35,456         35,375
                                                                          -------        -------
                                                                           83,804         84,500
                                                                          -------        -------
Health Services & Hospital Supplies(.2%)
  Integrated Health Services, Inc.
     9.625%, 2002                                           50,000         50,000         51,125
                                                                          -------        -------

Iron & Steel(.3%)
  Geneva Steel Co.
     9.50%, 2004                                            25,000         21,298         18,750
  Republic Engineered Steels, Inc.
     9.875%, 2001                                           25,000         23,580         23,250
  Wierton Steel Corp.
    10.75%, 2005                                            50,000         49,260         46,500
                                                                          -------        -------
                                                                           94,138         88,500
                                                                          -------        -------
Leasing(.2%)
  GPA Delaware, Inc.
     8.75%, 1998                                            50,000         41,563         44,500
                                                                          -------        -------

Leisure & Entertainment (2.2%)
  Adelphia Communications Corp.
    12.50%, 2002                                            25,000         24,879         25,375
  Australis Media Ltd.
     0.00%, 2003                                            75,000         39,304         43,125
  Bally Park Place Funding
     9.25%, 2004                                            50,000         46,502         47,125
  Bell Cablemedia PLC
     0.00%, 2004                                            75,000         50,466         48,563
  Comcast Corp.
     9.375%, 2005                                           50,000         49,763         50,375
  Greate Bay Property Funding
    10.875%, 2004                                           25,000         21,570         21,750
  GNF Corp.
    10.625%, 2003                                           50,000         41,068         43,250
  Helicon Group Ltd.
     9.00%, 2003                                            50,000         45,962         46,125
  Kloster Cruise Ltd.
    13.00%, 2003                                            25,000         21,694         17,750
  New World Communications Corp.
     0.00%, 1999                                            75,000         50,030         49,125
  Santa Fe Hotel
    11.00%, 2000                                            50,000         49,278         44,500
  Selmer Company, Inc.
    11.00%, 2005                                            50,000         50,000         48,000
  Sinclair Broadcast Group, Inc.
    10.00%, 2005                                            50,000         50,000         50,375
  Trump Plaza Funding
    10.875%, 2001                                           50,000         43,563         46,000
  Trump Taj Mahal
    0.00%, 1999                                             50,000         38,437         42,250
                                                                          -------        -------
                                                                          622,516        623,688
                                                                          -------        -------
Machinery & Equipment(.2%)
  Specialty Equipment Companies, Inc.
    11.375%, 2003                                           50,000         50,500         52,500
                                                                          -------        -------

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
LIFESPAN CAPITAL APPRECIATION ACCOUNT
SCHEDULE OF INVESTMENTS (Cont'd)
August 31, 1995 (Unaudited)

                                                         Principal                        Market
                      Security                              Amount           Cost          Value
                      --------                           ---------           ----         ------
Manufacturing(.9%)
  American Standard, Inc.
    0.00%, 2005                                            $50,000        $39,419        $38,625
  Day International Group, Inc.
    11.125%, 2005                                           50,000         50,000         52,625
  Huntsman Corp.
    10.625%, 2001                                           50,000         53,063         53,000
  Interlake Corp.
    12.125%, 2002                                           50,000         51,000         49,500
  International Wire Group, Inc.
    11.75%, 2005                                            50,000         50,000         50,125
  Jordan Industries, Inc.
    10.375%, 2003                                           25,000         23,780         23,188
                                                                          -------        -------
                                                                          267,262        267,063
                                                                          -------        -------
Oil & Gas(.3%)
  Maxus Energy Corp.
     9.875%, 2002                                           50,000         47,083         48,375
  Mesa Capital CP
     0.00%, 1998                                            50,000         48,920         45,750
                                                                          -------        -------
                                                                           96,003         94,125
                                                                          -------        -------
Paper & Forest Products(1.3%)
  Crown Packaging Holdings Ltd.
     0.00%, 2003                                           100,000         51,386         47,500
  Doman Industries Ltd.
     8.75%, 2004                                            50,000         48,044         47,875
  Gaylord Container Corp.
     0.00%, 2005                                            50,000         50,605         49,750
  Grupo Industrial Durango
    12.00%, 2001                                            75,000         60,907         66,465
  Indah Kiat Pulp & Paper Corp.
    11.875%, 2002                                           50,000         51,000         51,000
  Malette, Inc.
    12.25%, 2004                                            50,000         54,125         55,500
  Stone Container Corp.
     9.875%, 2001                                           50,000         49,935         49,561
                                                                          -------        -------
                                                                          366,002        367,651
                                                                          -------        -------
Printing & Publishing(.1%)
  Marvel III Holdings Inc.
     9.125%, 1998                                           25,000         23,027         22,875
                                                                          -------        -------

Retail Trade(1.3%)
  Dairy Mart Convenience Stores, Inc.
    10.25%, 2004                                            50,000         41,775         42,750
  Duane Reade Corp.
    12.00%, 2002                                            50,000         45,063         44,125
  Farm Fresh, Inc.
    12.25%, 2000                                            50,000         48,680         47,500
  Hills Stores Co.
    10.25%, 2003                                            50,000         49,450         46,000
  Pathmark Stores, Inc.
     0.00%, 2003                                           100,000         61,391         65,750
  Penn Traffic Co.
     9.625%, 2005                                           50,000         47,914         41,125
  Ralph's Grocery Co.
    11.00%, 2005                                            50,000         50,000         47,000
  Waban, Inc.
    11.00%, 2004                                            50,000         51,750         51,000
                                                                          -------        -------
                                                                          396,023        385,250
                                                                          -------        -------
Telecommunications(.7%)
  Centennial Cellular Corp.
    10.125%, 2005                                           50,000         49,816         49,500
  Intermedia Communications of Florida, Inc.
    13.50%, 2005                                            50,000         50,000         52,375
  MFS Communications Company, Inc.
     0.00%, 2004                                            75,000         53,792         55,875

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
LIFESPAN CAPITAL APPRECIATION ACCOUNT
SCHEDULE OF INVESTMENTS (Cont'd)
August 31, 1995 (Unaudited)

                                                         Principal                        Market
                      Security                              Amount           Cost          Value
                      --------                           ---------           ----         ------
  Nextel Communications, Inc.
     0.00%, 2004                                          $100,000        $55,357        $48,500
                                                                      -----------    -----------
                                                                          208,965        206,250
                                                                      -----------    -----------

Total Corporate Bonds                                                   2,585,479      2,568,652
                                                                      -----------    -----------

U.S. GOVERNMENT & AGENCY LONG-TERM OBLIGATIONS (9.4% OF NET ASSETS)

U.S. Treasury Bond
   8.125%, 2019                                            460,000        492,775        531,875
U.S. Treasury Notes
   5.125%, 1998                                          1,550,000      1,492,106      1,520,457
   7.250%, 2004                                            610,000        622,256        647,265
                                                                      -----------    -----------

Total U.S. Government & Agency Long-Term Obligations                    2,607,137      2,699,597
                                                                      -----------    -----------

FOREIGN CURRENCY (.1% OF NET ASSETS)

Canadian Dollar                                              1,897            349            352
Deutsche Mark                                                6,272          4,489          4,274
Finnish Markka                                               9,583          2,198          2,184
French Franc                                                15,122          3,156          2,997
Hong Kong Dollar                                            15,262          1,972          1,972
Indonesian Rupiah                                          340,001            150            150
Italian Lira                                               898,170            565            553
Netherlands Guilder                                          2,417          1,492          1,470
Norwegian Krone                                              6,800          1,080          1,059
Pound Sterling                                                 882          1,395          1,369
Spanish Peseta                                             171,609          1,437          1,368
Swedish Krona                                               10,923          1,503          1,496
Swiss Franc                                                  2,617          2,264          2,172
Thailand Baht                                                9,720            388            388
                                                                      -----------    -----------

Total Foreign Currency                                                     22,438         21,804
                                                                      -----------    -----------



REPURCHASE AGREEMENTS(4.6% OF NET ASSETS)

State Street Bank & Trust Co.
   5.00%, due 9/1/95                                     1,324,000      1,324,000      1,324,000
                                                                      -----------    -----------

TIME DEPOSITS(1.8% OF NET ASSETS)

State Street Bank & Trust Co.
  3.25%, due 9/1/95                                        510,000        510,000        510,000
                                                                      -----------    -----------

TOTAL INVESTMENTS                                                     $26,742,140    $28,567,216
                                                                      -----------    -----------

Notes to Schedule of Investments
August 31, 1995 (Unaudited)

1. Aggregate gross unrealized appreciation (depreciation) as of August 31, 1995, based on cost for Federal income tax purposes, was as follows:

                                                                      Accounts
                                                                      --------
                                                       Diversified                       Capital
                                                            Income       Balanced   Appreciation
                                                  ----------------------------------------------
   Aggregate gross unrealized appreciation                $687,083      2,272,023     $2,211,616
   Aggregate gross unrealized depreciation                (157,704)      (440,933)      (386,540)
                                                       -----------    -----------    -----------
   Net unrealized appreciation                            $529,379     $1,831,090     $1,825,076
                                                       -----------    -----------    -----------

2. The aggregate cost of investments for
   Federal income tax purposes was:                    $21,337,190    $34,848,140    $26,742,140
                                                       -----------    -----------    -----------

3. Purchases and sales of securities
   (excluding short-term securities) for
   the two months ended August 31, 1995
   are summarized as follows:

   Purchases                                            $2,299,539     $5,418,825     $4,950,124
   Sales                                                $1,234,206     $4,935,528     $4,294,460

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
STATEMENT OF NET ASSETS
August 31, 1995 (Unaudited)


                                                       -------------------------------------------------
                                                                             LIFESPAN
                                                                             ACCOUNTS
                                                       -------------------------------------------------
                                                           DIVERSIFIED                       CAPITAL
                                                              INCOME         BALANCED      APPRECIATION
                                                       -------------------------------------------------
ASSETS

   Investments:
     Bonds, at market value
      (Cost $15,778,761, $13,949,898, $5,192,616)            $16,058,841     $14,121,564      $5,268,249
     Common stocks, at market value
      (Cost $4,508,977, $18,422,533, $19,095,997)              4,791,078      20,079,964      20,843,438
     Preferred stocks, at market value
      (Cost $361,452, $597,090, $597,089)                        328,650         599,725         599,725
     Foreign currency, at market value
      (Cost $22,619, $22,438)                                         --          21,977          21,804
     Short-term securities                                       688,000       1,856,000       1,834,000
                                                       -------------------------------------------------
                                                              21,866,569      36,679,230      28,567,216
   Cash                                                           57,357         132,449         113,684
   Investment income receivable                                  308,136         308,384         138,817
   Receivable from securities sold                                38,047         638,065         191,262
   Receivable from Fund shares sold                                   --          61,542         125,380
   Foreign currency market receivable                                 --          39,255          39,255
   Foreign tax receivable                                             --           4,826           4,826
                                                       -------------------------------------------------
   Total Assets                                               22,270,109      37,863,751      29,180,440
                                                       -------------------------------------------------

LIABILITIES

   Accrued expenses payable                                       44,859          65,126          44,241
   Payable for securities purchased                               69,540         109,538         299,613
                                                       -------------------------------------------------
   Total Liabilities                                             114,399         174,664         343,854
                                                       -------------------------------------------------

NET ASSETS                                                   $22,155,710     $37,689,087     $28,836,586
                                                       -------------------------------------------------
                                                       -------------------------------------------------

OUTSTANDING SHARES                                             2,149,005       3,514,925       2,652,171
                                                       -------------------------------------------------
                                                       -------------------------------------------------

NET ASSET VALUE PER SHARE                                         $10.31          $10.72          $10.87
                                                       -------------------------------------------------
                                                       -------------------------------------------------

NET ASSETS CONSIST OF:
  Capital (par value and paid-in surplus)                    $21,533,496     $35,240,372     $26,617,638
  Undistributed net investment income                             19,328         220,115         108,720
  Accumulated undistributed net realized gain                     73,507         358,255         245,897
  Net unrealized appreciation                                    529,379       1,870,345       1,864,331
                                                       -------------------------------------------------

NET ASSETS                                                   $22,155,710     $37,689,087     $28,836,586
                                                       -------------------------------------------------
                                                       -------------------------------------------------


The accompanying notes are an integral part of these financial statements.

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
STATEMENT OF OPERATIONS
For the period from May 1, 1995 (Inception) to August 31, 1995 (Unaudited)


                                                       -------------------------------------------------
                                                                             LIFESPAN
                                                                             ACCOUNTS
                                                       -------------------------------------------------
                                                           DIVERSIFIED                       CAPITAL
                                                              INCOME         BALANCED      APPRECIATION
                                                       -------------------------------------------------
INVESTMENT INCOME
   Income:
     Interest                                                   $402,059        $443,074        $212,278
     Dividends                                                    75,153         165,387         165,547
                                                       -------------------------------------------------
   Total Income                                                  477,212         608,461         377,825
                                                       -------------------------------------------------

   Expenses:
     Investment advisory fees                                     52,915         100,551          75,904
     Distribution fees                                            17,638          29,574          22,325
     Other                                                        35,277          53,232          40,184
                                                       -------------------------------------------------
   Total Expenses                                                105,830         183,357         138,413
                                                       -------------------------------------------------

NET INVESTMENT INCOME                                            371,382         425,104         239,412
                                                       -------------------------------------------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
    Net realized gain on investments                              73,507         369,161         256,932
    Net realized loss on foreign currency                             --         (10,906)        (11,035)
    Net unrealized appreciation on investments                   529,379       1,831,090       1,825,076
    Net unrealized appreciation on foreign currency                   --          39,255          39,255
                                                       -------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS                                           602,886       2,228,600       2,110,228
                                                       -------------------------------------------------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                    $974,268      $2,653,704      $2,349,640
                                                       -------------------------------------------------
                                                       -------------------------------------------------


The accompanying notes are an integral part of these financial statements.

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the period from May 1, 1995 (Inception) to August 31, 1995 (Unaudited)


                                                       -------------------------------------------------
                                                                             LIFESPAN
                                                                             ACCOUNTS
                                                       -------------------------------------------------
                                                           DIVERSIFIED                       CAPITAL
                                                              INCOME         BALANCED      APPRECIATION
                                                       -------------------------------------------------
INCREASE IN NET ASSETS
  FROM OPERATIONS:
    Net investment income                                       $371,382        $425,104        $239,412
    Net realized gain on investments                              73,507         369,161         256,932
    Net realized loss on foreign currency                             --         (10,906)        (11,035)
    Net unrealized appreciation                                  529,379       1,870,345       1,864,331
                                                       -------------------------------------------------
    Net increase in net assets
      resulting from operations                                  974,268       2,653,704       2,349,640
                                                       -------------------------------------------------

  DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income                                       (352,054)       (204,989)       (130,692)
    Net realized gain from investment transactions                    --              --              --
                                                       -------------------------------------------------
                                                                (352,054)       (204,989)       (130,692)
                                                       -------------------------------------------------

  FROM CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sale of shares                          21,187,396      35,046,498      26,497,646
    Net asset value of shares issued to
      shareholders from reinvestment of dividends                346,243         204,989         130,692
    Cost of shares reacquired                                       (143)        (11,115)        (10,700)
                                                       -------------------------------------------------
    Increase in net assets derived from
      capital share transactions                              21,533,496      35,240,372      26,617,638
                                                       -------------------------------------------------

NET INCREASE IN NET ASSETS                                    22,155,710      37,689,087      28,836,586

NET ASSETS - BEGINNING OF PERIOD                                      --              --              --
                                                       -------------------------------------------------

NET ASSETS - END OF PERIOD                                   $22,155,710     $37,689,087     $28,836,586
                                                       -------------------------------------------------
                                                       -------------------------------------------------

Undistributed net investment income included in
  net assets at end of period                                    $19,328        $220,115        $108,720
                                                       -------------------------------------------------
                                                       -------------------------------------------------

Undistributed net realized gain on investments
  included in net assets at end of period                        $73,507        $369,161        $256,932
                                                       -------------------------------------------------
                                                       -------------------------------------------------


The accompanying notes are an integral part of these financial statements.

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
FINANCIAL HIGHLIGHTS
For the period from May 1, 1995 (Inception) to August 31, 1995 (Unaudited)

     Selected data for a share of capital stock outstanding throughout the period:

                                        Net Realized   Distributions                                 Ratio of       Ratio of Net
                            Dividends   & Unrealized     From Net       Net Asset    Net Asset       Operating       Investment
Year              Net       From Net     Gain (Loss)     Realized       Value at     Value at       Expenses to       Income to
Ended         Investment   Investment        on           Gain on       Beginning       End           Average          Average
December 31     Income       Income      Investments    Investments     of Period    of Period    Net Assets (b)   Net Assets (b)
---------------------------------------------------------------------------------------------------------------------------------
LIFESPAN DIVERSIFIED INCOME ACCOUNT
1995(a)          $.18        $(.17)         $.30           $ --          $10.00       $10.31           1.50%            5.26%


LIFESPAN BALANCED ACCOUNT
1995(a)          $.12        $(.06)         $.66           $ --          $10.00       $10.72           1.55%            3.59%


LIFESPAN CAPITAL APPRECIATION ACCOUNT
1995(a)          $.09        $(.05)         $.83           $ --          $10.00       $10.87           1.55%            2.68%


                  Net
                Assets
               at End of     Annual
Portfolio     Period (in      Total
Turnover (b)  Thousands)   Return (c)
-------------------------------------
LIFESPAN DIVERSIFIED INCOME ACCOUNT
50.19%          $22,156       4.81%


LIFESPAN BALANCED ACCOUNT
81.69%          $37,689       7.83%


LIFESPAN CAPITAL APPRECIATION ACCOUNT
64.27%          $28,837       9.25%

(a) For the period from May 1, 1995 (Inception) to August 31, 1995
(b) Annualized
(c) Annual total returns do not include the effect of sales charges

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
NOTES TO FINANCIAL STATEMENTS
For the period from May 1, 1995 (Inception) to August 31, 1995 (Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Connecticut Mutual Investment Accounts, Inc. (the Fund), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of thirteen distinct mutual funds, including the following three LifeSpan Accounts included in these financial statements: Diversified Income, Balanced and Capital Appreciation. An interest in the Fund is limited to the assets of the Account or Accounts in which shares are held by shareholders, and such shareholders are entitled to a pro rata share of all dividends and distributions arising from the net investment income and net realized capital gains on the investments of such Accounts.

     The following is a summary of significant accounting policies followed by the Fund:

     (a) Valuation of Investment Securities - Equity and debt securities which are traded on securities exchanges are valued at the last sales price as of the close of business on the day the securities are being valued. Lacking any sales, equity securities are valued at the last bid price and debt securities are valued at the mean between closing bid and asked prices. Securities traded in the over-the-counter market and included in the NASDAQ National Market System are valued using the last sales price when available. Otherwise, over-the-counter securities are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers who make a market in the securities. Short-term securities are valued on an amortized cost basis, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures established by the Board of Directors of the Fund, including the use of valuations furnished by a private service retained by the custodian.

     (b) Foreign Currency Transactions - Foreign currency transactions are translated to U. S. dollars at the prevailing exchange rate on the trade date. Since investment transactions are recorded on a trade date basis, the prevailing exchange rate may differ on actual settlement date. Similarly, the prevailing exchange rate on ex-dividend or interest receivable date may vary from the date when dividends or interest are received. These differences give rise to currency gains and losses which are included as a component of investment income. For the four months ended August 31, 1995, the Balanced Account and the Capital Appreciation Account had net currency gains of $5,445 and $5,603, respectively.

     (c) Federal Income Taxes - The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Under such provisions, by distributing substantially all of its taxable income to its shareholders or otherwise complying with requirements for regulated investment companies, the Fund will not be subject to Federal income taxes. Accordingly, no provision for Federal income taxes is required. For Federal tax reporting purposes, each Account is treated as a separate taxable entity.

     (c) Gains and Losses - Realized gains and losses from sales of investments are determined on the identified cost basis.

     (d) Affiliate Holdings - Connecticut Mutual Life Insurance Company owns 7,905,525 shares of the three LifeSpan Accounts of the Fund as follows:
               Diversified Income       Balanced       Capital Appreciation
                    2,033,203           3,359,773            2,512,549

     (e) Other - Investment transactions are accounted for on the trade date which is the date the order to buy or sell is executed. Dividend income is recorded on the ex-dividend date and interest income is accrued on a daily basis. All expenses are accrued on a daily basis.

2.   INVESTMENT ADVISORY FEES AND OTHER AFFILIATE TRANSACTIONS

     The Fund has an Investment Advisory Agreement with G.R. Phelps & Co., Inc. (the Investment Adviser), a wholly-owned subsidiary of Connecticut Mutual Life Insurance Company. Subject to review by the Board of Directors of the Fund, the Investment Adviser is responsible for the investment management (the buying, holding and selling of securities) for all Accounts and has engaged three Sub-Advisers to assist in the selection of portfolio investments for three of the Components of the Accounts. Scudder, Stevens & Clark, Inc. is the Sub-Adviser to the International Equity Component, BEA Associates is the Sub-Adviser to the High Yield Bond Component and Pilgrim Baxter & Associates is the Sub-Adviser to the Small Cap Component. The Fund's Board of Directors has approved all Sub-Advisory Agreements. The Investment Adviser performs certain administrative services for all the Accounts.

     The Diversified Income Account, Balanced Account and Capital Appreciation Account each pay monthly to the Investment Adviser a fee equal on an annual basis to 0.75%, 0.85% and 0.85%, respectively, of the respective Accounts' first $250 million of average daily net assets and 0.65%, 0.75% and 0.75%, respectively, on such assets over $250 million.

     The investment advisory fees, which also cover certain administrative and management services, amounted to $229,370 for all Accounts for the four months ended August 31, 1995. As compensation for their services to the Accounts, the Sub-Advisers received the following fees for the four months ended August 31, 1995: Scudder, Stevens & Clark, Inc. - $25,965, BEA Associates - $16,189 and Pilgrim Baxter & Associates - $22,597. For the four months ended August 31, 1995, the Investment Adviser, serving as principal underwriter for sale of shares of the Accounts, earned $130,800 related to sales charges deducted from proceeds for shares sold.

     On May 1, 1995, each Account adopted a distribution plan (Plan) in accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940. Under each Plan, each Account pays G. R. Phelps & Co., Inc. (the Distributor) a fee as reimbursement for its expenditures incurred in distributing and servicing shares of the Account. The Accounts accrue fees daily and pay fees monthly to the Distributor at an annual rate of 0.25% of each Account's average daily net assets. For the four months ended August 31, 1995, the Distributor received $69,537 in fees from these Accounts.

3.   DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid monthly for the Diversified Income Account and semi-annually for the Balanced and Capital Appreciation Accounts. All net realized capital gains, if any, are declared and paid at least annually.

4.   CAPITAL STOCK

     The authorized capital stock of the Fund at August 31, 1995 consisted of 3,000,000,000 shares of common stock, par value $0.001 per share. The shares of stock are divided among thirteen separate Accounts, three of which are indicated below. All shares of common stock have equal voting rights, except that only shares of a particular Account are entitled to vote on matters pertaining to that Account.

     Transactions in capital stock were as follows:

                                         For the period from May 1, 1995 (Inception)
                                         to August 31, 1995
                                        --------------------------------------------
                                        Diversified                     Capital
                                          Income        Balanced     Appreciation
                                        --------------------------------------------
     Shares authorized (in millions)           200            200            200
                                        --------------------------------------------
                                        --------------------------------------------

     Shares sold                         2,115,288      3,496,008      2,640,518
     Shares issued to shareholders
       from reinvestment of dividends       33,731         19,960         12,688
                                        --------------------------------------------
         Total issued                    2,149,019      3,515,968      2,653,206
     Shares reacquired                         (14)        (1,043)        (1,035)
                                        --------------------------------------------

     Net increase                        2,149,005      3,514,925      2,652,171
                                        --------------------------------------------
                                        --------------------------------------------

                CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

                          PART C - OTHER INFORMATION


ITEM 24.  Financial Statements and Exhibits.

    (a)  Financial Statements.

          (1) Included in Part A with respect to Connecticut Mutual Liquid Account, Connecticut Mutual Income Account, Connecticut Mutual Government Securities Account, Connecticut Mutual Total Return Account, Connecticut Mutual Growth Account, CMIA LifeSpan Capital Appreciation Account, CMIA LifeSpan Balanced Account and CMIA Diversified Income Account:


Financial Highlights for Connecticut Mutual Liquid Account, Connecticut Mutual Income Account, Connecticut Mutual Government Securities Account, Connecticut Mutual Total Return Account and Connecticut Mutual Growth Account (each, an Account and collectively, the Accounts) for the period ended December 31, 1994, and the six months ended June 30, 1995.


Financial Highlights for CMIA LifeSpan Capital Appreciation Account, CMIA LifeSpan Balanced Account and CMIA LifeSpan Diversified Income Account for the four-month period ended August 31, 1995.

          (2) Included in Part B with respect to Connecticut Mutual Liquid Account, Connecticut Mutual Income Account, Connecticut Mutual Government Securities Account, Connecticut Mutual Total Return Account, Connecticut Mutual Growth Account:



      Statement of Net Assets as of December 31, 1994 and June 30, 1995



      Statement of Operations for year ended December 31, 1994
      and six months ended June 30, 1995



      Statement of Changes in Net Assets for the years ended
      December 31, 1993 and 1994 and six months ended June 30,
      1995


      Financial Highlights for the period from September 15, 1985
      (inception) to December 31, 1994 and six months ended June
      30, 1995


      Notes to Financial Statements as of December 31, 1994 and
      June 30, 1995


      Auditors' Report




          Included in Part B with respect to CMIA LifeSpan Capital Appreciation Account, CMIA LifeSpan Balanced Account and CMIA Diversified Account.



      Statement of Net Assets as of August 31, 1995.


      Statement of Operations for the period from May 1, 1995 to August 31, 1995.


      Statement of Changes in Net Assets for the period from May
      1, 1995 to August 31, 1995

      Financial Highlights for the period from May 1, 1995 to August 31, 1995

      Notes to Financial Statements as of August 31, 1995



   (b) Exhibits

      99.B1.  Articles of Incorporation*

     99.B1.1  Amendment to Articles of Incorporation****


     99.B1.2  Amended and Restated Articles of Incorporation*



     99.B1.3  Amended Articles of Incorporation


      99.B2.  By-Laws*

      99.B3.  Not Applicable

      99.B4.  Share Certificate*

      99.B5. Amendment to Investment Advisory Agreement between the Registrant, on behalf of each series, and G.R. Phelps & Co., Inc. to add
              LifeSpan Accounts****

    99.B5.1. Subadvisory Agreement among the Registrant, on behalf of respective LifeSpan Account, G.R. Phelps & Co., Inc. and the respective
              Subadvisor and schedule of omitted
              substantially similar documents****

      99.B6.  Underwriting Agreement between Registrant and
              G.R. Phelps & Co., Inc.*

    99.B6.1.  Amendment (Municipal Accounts) to Amended
              Underwriting Agreement between Registrant and
              G.R. Phelps & Co., Inc.***

    99.B6.2.  Amendment (LifeSpan Accounts) to Amended
              Underwriting Agreement between Registrant and
              G.R. Phelps & Co., Inc.****

    99.B6.3.  Dealer Agreement with G.R. Phelps & Co.,
              Inc.*


    99.B6.4.  Underwriting Agreement between Registrant and
              Connecticut Mutual Financial Services,
              L.L.C.*


      99.B7.  Not Applicable

      99.B8.  Form of Master Custodian Agreement between
              Registrant and Investors' Bank & Trust
              Company***

    99.B8.1.  Amendment (LifeSpan Accounts) to Custodian
              Agreement between Registrant and State Street
              Bank and Trust Company****

      99.B9.  Transfer Agency and Service Agreement between
              Registrant and State Street Bank and Trust
              Co.*

    99.B9.1.  Amendment (Municipal Accounts) to Transfer
              Agency and Service Agreement between
              Registrant and State Street Bank and Trust
              Co.***

    99.B9.2.  Amendment (LifeSpan Accounts) to Transfer
              Agency and Service Agreement between
              Registrant and State Street Bank and Trust
              Co.****

    99.B9.3.  Form of Subscription Agreement among G.R.
              Phelps & Co., Inc., the Registrant, on behalf of CMIA National Municipals Account, National
              Tax Free Portfolio and Eaton Vance
              Management***

    99.B9.4.  Form of Subscription Agreement among G.R.
              Phelps & Co., Inc., the Registrant, on behalf of CMIA California Municipals Account,
              California Tax Free Portfolio and Eaton Vance
              Management***

    99.B9.5.  Form of Subscription Agreement among G.R.
              Phelps & Co., Inc., the Registrant, on behalf of CMIA Massachusetts Municipals Account,
              Massachusetts Tax Free Portfolio and Eaton
              Vance Management***

    99.B9.6.  Form of Subscription Agreement among G.R.
              Phelps & Co., Inc., the Registrant, on behalf of CMIA New York Municipals Account, New York
              Tax Free Portfolio and Eaton Vance
              Management***

    99.B9.7.  Form of Subscription Agreement among G.R.
              Phelps & Co., Inc., the Registrant, on behalf of CMIA Ohio Municipals Account, Ohio Tax
              Free Portfolio and Eaton Vance Management***

    99.B9.8. Form of Administrative Services Agreement & between Registrant, on behalf of CMIA
              National Municipals Account, and G.R. Phelps
              Co., Inc.***

    99.B9.9. Form of Administrative Services Agreement between the Registrant, on behalf of CMIA
              California Municipals Account, and G.R.
              Phelps & Co., Inc.***

   99.B9.10.  Form of Administrative Services Agreement
              between the Registrant, on behalf of CMIA
              Massachusetts Municipals Account, and G.R.
              Phelps & Co., Inc.***

   99.B9.11.  Form of Administrative Services Agreement
              between the Registrant, on behalf of CMIA New
              York Municipals Account, and G.R. Phelps &
              Co., Inc.***

   99.B9.12.  Form of Administrative Services Agreement
              between the Registrant, on behalf of CMIA
              Ohio Municipals Account, and G.R. Phelps &
              Co., Inc.***

     99.B10.  Opinion and Consent of Counsel**

   99.B10.1.  Consent of Counsel in California and New
              York***

   99.B10.2.  Consent of Counsel in Ohio***


   99.B10.3.  Opinion and Consent of Counsel(Rule 24e-2
              shares)*


   99.B10.4.  Opinion and Consent of Counsel (Class B
              shares) (to be filed with Rule 24f-2 Notice)

     99.B11.  Not applicable

     99.B12.  Not applicable

     99.B13.  Not Applicable

     99.B14.  Not Applicable

     99.B15.  Form of CMIA National Municipals Account
              Rule 12b- 1 Plan***

   99.B15.1.  Form of CMIA California Municipals Account
              Rule 12b- 1 Plan***

   99.B15.2.  Form of CMIA Massachusetts Municipals Account
              Rule 12b- 1 Plan***

   99.B15.3.  Form of CMIA New York Municipals Account
              Rule 12b- 1 Plan***

   99.B15.4.  Form of CMIA Ohio Municipals Account
              Rule 12b- 1 Plan***

   99.B15.5.  Class A Rule 12b-1 Distribution Plans for the
              respective Accounts and Schedule of
              Substantially Similar Omitted Documents****

   99.B15.6.  Class B Rule 12b-1 Distribution Plan for the
              respective Accounts and Schedule of
              Substantially Similar Omitted Documents*

     99.B16.  Schedule of Computation for Performance
              Quotations (CMIA Municipal Accounts)***

     99.B17.  Financial Data Schedules


     99.B18.  Rule 18f-3 Multiple Class Plan for the
              respective Accounts and Schedule of
              Substantially Similar Omitted Documents*


     99.B19.  Powers of Attorney***


    99.B27.1  Financial Data Schedule for Connecticut Mutual
              Liquid Account for the year ended December 31, 1994.



    99.B27.2  Financial Data Schedule for Connecticut Mutual
              Government Securities Account for the year ended
              December 31, 1994.



    99.B27.3  Financial Data Schedule for Connecticut Mutual
              Income Account for the year ended December 31, 1994.



    99.B27.4  Financial Data Schedule for Connecticut Mutual
              Total Return Account for the year ended December 31, 1994.



    99.B27.5  Financial Data Schedule for Connecticut Mutual
              Growth Account for the year ended December 31, 1994.



    99.B27.6  Financial Data Schedule for Connecticut Mutual
              Liquid Account for the six months ended June 30, 1995.



    99.B27.7  Financial Data Schedule for Connecticut Mutual
              Government Securities Account for the six months ended
              June 30, 1995.



    99.B27.8  Financial Data Schedule for Connecticut Mutual
              Income Account for the six months ended June 30, 1995.



    99.B27.9  Financial Data Schedule for Connecticut Mutual
              Total Return Account for the six months ended June 30, 1995.



   99.B27.10  Financial Data Schedule for Connecticut Mutual
              Growth Account for the six months ended June 30, 1995.



   99.B27.11  Financial Data Schedule for CMIA LifeSpan Capital Appreciation
              Account for the four month period ended August 31, 1995.



   99.B27.12  Financial Data Schedule for CMIA LifeSpan Balanced Account
              for the four month period ended August 31, 1995.



   99.B27.13  Financial Data Schedule for CMIA LifeSpan Diversified Income
              Account for the four month period ended August 31, 1995.


____________

*     Previously filed as exhibit to Registrant's Registration Statement and incorporated by reference herein.
**    Filed with Registrant's Rule 24f-2 Notice.
***   Previously filed with post-effective amendment no. 19 to the
      Registration Statement (File No. 2-75276) (the "Registration Statement")
      on July 27, 1994 and incorporated by reference herein.
****  Previously filed with post-effective amendment No. 20 to the Registration
      Statement on February 10, 1995 and incorporated by reference herein.


ITEM 25.  Persons Controlled by or Under Common Control with Registrant.

The discussion that follows indicates those entities owned directly or indirectly by Connecticut Mutual Life Insurance Company:

                  CONNECTICUT MUTUAL LIFE INSURANCE COMPANY
                                 SUBSIDIARIES
                                AS OF 06/27/95

CM ADVANTAGE, INC.

      This is a Connecticut corporation incorporated February 27, 1984. Its business is acting as general partner in real estate limited partnerships.
      DHC, Inc. owns all the outstanding stock.

CM ASSURANCE COMPANY

      This is a Connecticut corporation incorporated July 23, 1986 (CM
      Insurance Company) and renamed December 15, 1987. Type of business - life insurance, endowments, annuities, accident, disability and health insurance. Connecticut Mutual owns all the stock.

CM BENEFIT INSURANCE COMPANY

      This is a Connecticut corporation incorporated April 22, 1986 as CM Pension Insurance Company and renamed CM Benefit
       Insurance Company on December 15, 1987. Type of business - life insurance, endowments, annuities, accident, disability and health insurance. Connecticut Mutual owns all the stock.

CM INSURANCE SERVICES, INC.

      A Connecticut corporation incorporated July 20, 1981 as
      DIVERSIFIED INSURANCE SERVICES OF AMERICA, INC.
      and renamed as CM Insurance Services, Inc. on June 23, 1992.
      Type of business - the sale of, solicitation for, or procurement or making of insurance or annuity contracts and any other type of contract sold by insurance companies. DHC, Inc. owns all the issued and outstanding stock.

CM INSURANCE SERVICES, INC. (ARKANSAS)

      An Arkansas corporation incorporated January 11, 1982 as
      Diversified Insurance Services Agency of America and renamed
      CM Insurance Services, Inc. on October 19, 1992. Type of business - the sale of, solicitation for, or procurement or making of insurance or annuity contracts and any other type of contract sold by insurance companies. CM Insurance Services, Inc. owns all of the issued and outstanding common stock.

CM INSURANCE SERVICES, INC. (TEXAS)

      A Texas corporation incorporated April 16, 1982 and renamed CM Insurance
      Services, Inc. Type of business - the sale of, solicitation for, or procurement or making of insurance or annuity contracts and any other type of contract sold by insurance companies. CM Insurance Services, Inc. controls 100 shares (100%) of the issued and outstanding common stock through a voting trust.

CM INTERNATIONAL, INC.

    A Delaware corporation incorporated July 25, 1985. Type of business - holding a mortgage pool and issuance of collateralized mortgage obligations. DHC, Inc. owns all the outstanding stock.

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

      This is a Maryland corporation incorporated December 9, 1981 as Connecticut Mutual Liquid Account, Inc.
      It is a diversified open-end management investment company. As of 3/31/94, Connecticut Mutual and its various subsidiaries owned approximately 30% of its shares; AND

CONNECTICUT MUTUAL FINANCIAL SERVICES SERIES FUND I, INC.

      This is a Maryland corporation organized August 17, 1981. It is a diversified open-end management investment company. Shares of the fund are sold only to Connecticut Mutual and its affiliates, primarily
      CML's Panorama separate account.

CONNECTICUT MUTUAL FINANCIAL SERVICES, LLC

      A Connecticut limited liability corporation formed November 10, 1994.
      It is a registered broker-dealer. Connecticut Mutual has a 99% ownership interest and CM Strategic Ventures, Inc. has a 1% ownership interest.

C. M. LIFE INSURANCE COMPANY

      A Connecticut corporation incorporated April 25, 1980. Its business is the sale of life insurance, endowments, annuities, accident, disability and accident and health insurance. Connecticut Mutual owns all the common Stock.

CM PROPERTY MANAGEMENT, INC.

      A Connecticut corporation incorporated December 27, 1976 as URBCO, Inc., and renamed CM Property Management, Inc. on October 7, 1991. Type of business - Real estate holding company DHC, Inc. owns all the stock.

CM STRATEGIC VENTURES, INC.

      A Connecticut corporation incorporated October 26, 1987. It acts as general partner in limited partnerships.
      All outstanding stock is held by G.R. Phelps & Co., Inc.

CM TRANSNATIONAL S.A.

      A Luxembourg corporation incorporated July 8, 1987. Type of business - life insurance endowments and annuity contracts. Connecticut Mutual owns 99.7% and DHC, Inc. owns the remaining 0.3% of outstanding stock.

CML INVESTMENTS I CORP.

      A Delaware corporation incorporated December 26, 1991. This Company is organized to authorize, co-issue, sell and deliver jointly with CML
      Investments I L.P. bonds, notes or other obligations secured by primarily non-investment grade corporate debt obligations and other collateral. CML Investments I L.P. owns all of the outstanding stock
      (State House I Corp. is the General Partner of CML Investments I L.P.).

DHC, INC.

      A Connecticut corporation incorporated December 27, 1976. Type of business - holding company.
      Connecticut Mutual owns all the stock.

DIVERSIFIED INSURANCE SERVICES AGENCY OF AMERICA, INC. (DISA OHIO)

      An Ohio corporation incorporated March 18, 1982. Type of business - the sale of, solicitation for, or procurement or making of insurance or annuity contracts and any other type of contract sold by insurance companies. CM Insurance Services, Inc. holds 100 shares (100%) of the issued and outstanding Class B (non-voting) common. In addition, it controls 1 share (100%) of the issued and outstanding Class A (voting) common through a voting trust.

DIVERSIFIED INSURANCE SERVICES AGENCY OF AMERICA, INC. (DISA MASSACHUSETTS)

A Massachusetts corporation incorporated March 18, 1982. Type of business - the sale of, solicitation for, or procurement or making of insurance or annuity contracts and any other type of contract sold by insurance companies.
CM Insurance Services, Inc. owns all of the issued and outstanding stock.

DIVERSIFIED INSURANCE SERVICES AGENCY OF AMERICA, INC.  (DISA ALABAMA)

      An Alabama corporation incorporated January 21, 1982. Type of business - the sale of, solicitation for, or procurement or making of insurance or annuity contracts and any other type of contract sold by insurance companies.
      CM Insurance Services, Inc. owns all of the issued and outstanding stock.

DIVERSIFIED INSURANCE SERVICES AGENCY OF AMERICA, INC. (DISA NEW YORK)

      A New York corporation incorporated January 20, 1982. Type of business - the sale of, solicitation for, or procurement or making of insurance or annuity contracts and any other type of contract sold by insurance companies.
      CM Insurance Services, Inc. owns all of the issued and outstanding common stock.

DIVERSIFIED INSURANCE SERVICES AGENCY OF AMERICA, INC. (DISA HAWAII)

      A Hawaii corporation incorporated January 13, 1982. Type of business - the sale of, solicitation for, or procurement or making of insurance or annuity contracts and any other type of contract sold by insurance companies.
      CM Insurance Services, Inc. owns all of the issued and outstanding common stock.

G. R. PHELPS & CO., INC.

      A Connecticut corporation incorporated December 27, 1976 as AGCO, Inc., renamed Connecticut Mutual Financial Services, Inc. on February 10,
      1981, renamed again to G. R. Phelps & Co. on May 31, 1989. Type of business - broker/dealer and investment adviser.
      DHC, Inc. owns all the outstanding stock.

STATE HOUSE I CORPORATION

      A Delaware corporation incorporated December 26, 1991. This Company is organized to (a) act as a general partner of CML Investments I L.P.
      which will authorize, issue, sell and deliver, both by itself and jointly with CML Investments I Corp. bonds, notes or other obligations secured by primarily non-investment grade corporate debt obligations;
      (b) to act as general partner of State House I L.P. which will hold a limited partnership interest in CML Investments I L.P.
      DHC, Inc. owns all of the outstanding stock.

SUNRIVER PROPERTIES, INC. - SHELL CORPORATION

      This is an Oregon corporation incorporated February 8, 1965. It is not actively engaged in any business. However, its name is a valuable asset which is associated with a development project in which CML has a substantial interest.
      Connecticut Mutual owns all the outstanding stock.

URBAN PROPERTIES INC.

      A Delaware corporation incorporated March 30, 1970. Type of business - general partner in limited partnerships, real estate holding and development company.
      DHC, Inc. owns all the outstanding stock.


ITEM 26.     Number of Holders of Securities.





                                              Number of Record Holders
Title of Class                                  as of August 31, 1995
--------------                                 ------------------------


Connecticut Mutual Liquid Account                        4,883
Connecticut Mutual Government
  Securities Account                                     2,723
Connecticut Mutual Income Account                        1,856
Connecticut Mutual Total Return Account                 14,041
Connecticut Mutual Growth Account                        6,781
CMIA National Municipals Account                           124
CMIA California Municipals Account                           7
CMIA Massachusetts Municipals Account                        8
CMIA New York Municipals Account                            26
CMIA Ohio Municipals Account                                30
CMIA LifeSpan Capital Appreciation Account                  46
CMIA LifeSpan Balanced Account                             165
CMIA LifeSpan Diversified Income Account                   223
                                                      ________


     Total Holders of Securities                        30,913



  ITEM 27.  Indemnification.

            Reference is made to Article VI of By-laws filed with Post-Effective Amendment Number 13.

ITEM 28.    Business and Other Connections of Investment Adviser.


     All of the information required by this item is set forth in the Forms ADV, as amended, of the Registrant's investment adviser, G.R. Phelps & Co., Inc. (File No. 801-16182), and subadvisers, Scudder, Stevens & Clark, Inc. (File No. 801-252), Pilgrim, Baxter & Assoc. Ltd. and BEA Associates. The following sections of each such Form ADV are incorporated herein by reference:
 (a) Items 1 and 2 of Part 2; and (b) Section IV, Business Background, of each Schedule D.

ITEM 29.     Principal Underwriters.


     Registrant's distributor, Connecticut Mutual Financial Services, LLC. ("CMFS") is a majority owned subsidiary of Connecticut Mutual Life Insurance Company ("CML"). CMFS is the principal underwriter for Panaroma Separate Account, Panaroma Plus Separate Account and
    Connecticut Mutual Variable Life Separate Account I, each a separate account of CML or its subsidiaries and a registered investment company. Panorama Separate Account and Panaroma Plus Separate Account are used to fund variable annuity policies. Connecticut Mutual Variable Life Separate Account I is used to fund variable annuity and variable life policies. CMFS is also principal underwriter for the Connecticut Mutual Financial Services Series Fund I, Inc., an open-end investment company whose shares are offered to insurance company separate accounts.


The Directors and principal officers of CMFS and their principal occupations during the last two years are as follows:

      Name*                Position with CMFS              Position with
                                                           Registrant

Frank G. Dranginis         President                       None
Emelia M. Bruno            Financial and Operations        None
                               Principal
Theresa M. Squillacote     Compliance Officer              None
Ann Iseley                 Vice President                  None
Ann F. Lomeli              Secretary                       Secretary

* Principal Business Address of each person listed above is 140 Garden Street, Hartford, Connecticut 06154.

ITEM 30.     Location of Accounts and Records.

     Books or other documents required to be maintained by the Registrant by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant's custodians, Investors Bank & Trust Company, 24 Federal Street, Boston, MA 02110 and 89 South Street, Boston, MA 02111 (with respect to the CMIA Municipal Accounts Only) and State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, NFDS, 1005 Baltimore, 5th Floor, Kansas City, MO 64105, with the exception of certain portfolio trading documents (with respect to CMIA Municipal Accounts only) which are in the possession and custody of Eaton Vance Management, 24 Federal Street, Boston, MA 02110. Registrant's financial ledgers and other corporate records are maintained at its offices at 140 Garden Street, Hartford, CT 06154. Registrant is informed that all applicable accounts, books and documents (with respect to CMIA Municipal Accounts only) required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.



ITEM 31.  Management Services.

             Not applicable.

ITEM 32.     Undertakings.

     (a)     Not applicable.

     (b)     Not applicable.

     (c) The Company will furnish each person to whom a prospectus is delivered with a copy of the Company's latest annual report to shareholders, upon request and without charge.


     (d) The Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940, as amended, as it relates to the assistance to be rendered to shareholders with respect to the call of a meeting to replace a director.


                                  SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 the Registrant certifies that it has caused this Post-Effective Amendment No. 24 to the Registration Statement ("PEA No. 24") to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 28th day of September, 1995. The Registrant certifies that it meets all of the requirements for effectiveness of this PEA 24 pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.


                      CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.




                                By: *Donald H. Pond, Jr.
                                ------------------------
                                Donald H. Pond, Jr.
                                President

     Pursuant to the requirements of the Securities Act of 1933, this PEA No. 24 has been signed below by the following persons in the capacities and on the date indicated.



                                     Signature               Title         Date
                              -----------------------  ------------------  ----

 *Donald H. Pond, Jr.             President and Director
----------------------------
  Donald H. Pond, Jr.            (Principal Executive
                                    Officer)

 *Richard Hixon Ayers             Director
----------------------------
  Richard Hixon Ayers

 *David Ellis Adams Carson        Director
----------------------------
  David Ellis Adams Carson

 *Richard Warren Greene           Director
----------------------------
  Richard Warren Greene

 *Beverly Lannquist Hamilton      Director
----------------------------
  Beverly Lannquist Hamilton

 *David E. Sams, Jr.              Director
----------------------------
  David E. Sams, Jr.

 *Linda M. Napoli                 Treasurer
----------------------------
  Linda M. Napoli                (Principal Financial
                                  and Accounting Officer)


*By:/s/ Michael A. Chong          Attorney-in-fact           September 28, 1995
----------------------------
    Michael A. Chong


EXHIBIT INDEX






Exhibit No.                                                                            Page No.
----------------------------------                                                     --------

99.B.1.3                       Amended Articles of Incorporation

99.B.11                        Consent of Independent Public Accountants

99.B27.1                      Financial Data Schedule for Connecticut Mutual
                              Liquid Account for the year ended December 31, 1994.

99.B27.2                      Financial Data Schedule for Connecticut Mutual
                              Government Securities Account for the year ended
                              December 31, 1994.

99.B27.3                      Financial Data Schedule for Connecticut Mutual
                              Income Account for the year ended December 31, 1994.

99.B27.4                      Financial Data Schedule for Connecticut Mutual
                              Total Return Account for the year ended December 31, 1994.

99.B27.5                      Financial Data Schedule for Connecticut Mutual
                              Growth Account for the year ended December 31, 1994.

99.B27.6                      Financial Data Schedule for Connecticut Mutual
                              Liquid Account for the six months ended June 30, 1995.

99.B27.7                      Financial Data Schedule for Connecticut Mutual
                              Government Securities Account for the six months ended
                              June 30, 1995.

99.B27.8                      Financial Data Schedule for Connecticut Mutual
                              Income Account for the six months ended June 30, 1995.

99.B27.9                      Financial Data Schedule for Connecticut Mutual
                              Total Return Account for the six months ended June 30, 1995.

99.B27.10                     Financial Data Schedule for Connecticut Mutual
                              Growth Account for the six months ended June 30, 1995.

99.B27.11                     Financial Data Schedule for CMIA LifeSpan Capital Appreciation
                              Account for the four month period ended August 31, 1995.

99.B27.12                     Financial Data Schedule for CMIA LifeSpan Balanced Account
                              for the four month period ended August 31, 1995.

99.B27.13                     Financial Data Schedule for CMIA LifeSpan Diversified Income
                              Account for the four month period ended August 31, 1995.
